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                                     [LOGO]

                                 ANNUAL REPORT

                                 JUNE 30, 2001
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TABLE OF CONTENTS

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
                                                                PAGE
MANAGEMENT DISCUSSION AND ANALYSIS                                1
PORTFOLIOS OF INVESTMENTS
  SA Fixed Income Fund......................................      8
  SA U.S. Market Fund.......................................     10
  SA U.S. HBtM Fund.........................................     21
  SA U.S. Small Company Fund................................     24
  SA International HBtM Fund................................     38
  SA International Small Company Fund.......................     44
STATEMENTS OF ASSETS AND LIABILITIES........................     46
STATEMENTS OF OPERATIONS....................................     48
STATEMENTS OF CHANGES IN NET ASSETS.........................     50
FINANCIAL HIGHLIGHTS........................................     54
NOTES TO FINANCIAL STATEMENTS...............................     60
SELECTED FINANCIAL STATEMENTS OF DFA INVESTMENT DIMENSIONS
GROUP INC. & THE DFA INVESTMENT TRUST COMPANY...............     70

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SA Fixed Income Fund

--------------------------------------------------------------------------------

    The Fund seeks to maximize expected returns by shifting maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the optimal maturity range for the highest expected returns. Maturities are shifted if sufficient premiums can be documented. Investments are made in US government securities, high-quality corporate securities and currency hedged global bonds with a maximum maturity of five years.

    Fiscal 2001 was a time when the Federal Reserve Board lowered the discount rates seven times in an attempt to avoid a recession. U.S. bond prices typically increased over the time period because of the inverse relationship between the direction of interest rates and the direction of fixed income prices. The series remained on the short side of zero to five-year maturity spectrum for most of the year, because the yield curve didn't reward investors for the added risk.

             Comparison of Change in Value of a $10,000 Investment in SA Fixed Income Fund -- vs. Merrill Lynch 3-5 Year Government Bond Index and Lehman Aggregate Bond Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              SA FIXED    MERRILL LYNCH 3-5 YEAR  LEHMAN AGGREGATE
             INCOME FUND        GOV'T BOND INDEX        BOND INDEX
Jul 29 1999      $10,000                 $10,000           $10,000
Sep 30 1999      $10,073                 $10,091           $10,108
Dec 31 1999      $10,147                 $10,077           $10,096
Mar 31 2000      $10,268                 $10,217           $10,319
Jun 30 2000      $10,390                 $10,413           $10,498
Sep 30 2000      $10,559                 $10,712           $10,814
Dec 31 2000      $10,746                 $11,161           $11,270
Mar 31 2001      $10,922                 $11,518           $11,611
Jun 31 2001      $11,000                 $11,554           $11,676

    The Lehman Aggregate Bond Index is a more widely recognized and more broadly based securities index than the Merrill Lynch 3-5 Year Government Bond Index, and is replacing the latter for comparison purposes.

    PERFORMANCE INFORMATION

                                                                            ANNUALIZED
                                                         YEAR ENDED        INCEPTION TO
                                                        JUNE 30, 2001    JUNE 30, 2000(A)
                                                        -------------    ----------------
-----------------------------------------------------------------------------------------
SA Fixed Income Fund................................          5.88%             5.09%
Lehman Aggregate Bond Index.........................         11.23%             8.39%(b)
Merrill Lynch 3-5 Year Government Bond Index........         10.96%             7.80%(b)

                  (a)   From commencement of operations (July 29, 1999).
                  (b)   Performance for the benchmarks is not available from
                        July 29, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE, SO THAT REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST.

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SA U.S. Market Fund

--------------------------------------------------------------------------------

    The Fund seeks to capture premium returns and diversification benefits by investing in a broad cross-section of companies on a market cap-weighted basis. The Fund provides access to publicly traded firms that have average weighted market caps between $10 million and $600 billion.

    The Fund replicated performance of the U.S. market place in fiscal 2001 (as outlined in the structure). The Fund's exposure to all U.S. market asset classes, rather than just U.S. large companies and U.S. growth companies that comprise most popular benchmarks, helped the Fund outperform multiple U.S. benchmarks.

             Comparison of Change in Value of a $10,000 Investment
                         in SA U.S. Market Fund vs. the
                              Wilshire 5000 Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               SA U.S.       WILSHIRE
             MARKET FUND  5000 INDEX (B)
Aug 5 1999       $10,000         $10,000
Sep 30 1999       $9,740          $9,648
Dec 31 1999      $11,150         $11,410
Mar 31 2000      $11,830         $11,846
Jun 30 2000      $11,590         $11,314
Sep 30 2000      $11,950         $12,274
Dec 31 2000      $10,931          $9,251
Mar 31 2001       $9,754          $7,389
Jun 31 2001      $10,327          $6,773

    The Wilshire 5000 Index is a market capitalization weighted broad index of all U.S headquartered equity securities.

    PERFORMANCE INFORMATION

                                                                           ANNUALIZED
                                                          YEAR ENDED      INCEPTION TO
                                                         JUNE 30, 2001    JUNE 30, 2001
                                                         -------------    -------------
---------------------------------------------------------------------------------------
SA U.S. Market Fund..................................    (10.89)%         1.71 %(a)
Wilshire 5000 Index..................................    (40.14)%         (18.51)%(b)

                  (a)   From commencement of operations (August 5, 1999).
                  (b)   Performance for the benchmark is not available from August
                        5, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE, SO THAT REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST.

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SA U.S. HBtM Fund

--------------------------------------------------------------------------------

    The Fund seeks to capture return premiums associated with high book-to-market ratios and market capitalization by investing in firms that have average weighted markets caps of approximately $12 billion and book-to-market ratios in the upper 30 percent of publicly traded U.S. companies. The Fund also seeks to minimize the impact of federal taxes on returns by deferring net capital gains and minimizing dividend income. The Fund's returns in fiscal 2001 reflected the performance of large U.S. companies with high book-to-market ratios.

    The U.S. high book-to-market asset class in fiscal 2001 experienced strong performance and outperformed the growth asset class. The dissimilar price movements between growth and value stocks was easily witnessed in fiscal 2001. Fiscal 2001 was a period of time when the market greatly favored U.S. value companies.

             Comparison of Change in Value of a $10,000 Investment
                          in SA U.S. HBtM Fund vs. the
                            Russell 1000 Value Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              SA U.S.   RUSSELL 1000
             HBtM FUND   VALUE INDEX
Aug 5 1999     $10,000       $10,000
Sep 30 1999     $9,270        $9,334
Dec 31 1999     $9,410        $9,788
Mar 31 2000     $9,010        $9,769
Jun 30 2000     $8,620        $9,259
Sep 30 2000     $9,411        $9,987
Dec 31 2000    $10,217       $10,347
Mar 31 2001    $10,451        $9,741
Jun 30 2001    $11,182       $10,216

    The Russell 1000 Value Index is a market capitalization weighted broad index of 1000 large capitalization U.S. companies.

    PERFORMANCE INFORMATION

                                                                            ANNUALIZED
                                                         YEAR ENDED        INCEPTION TO
                                                        JUNE 30, 2001    JUNE 30, 2001(A)
                                                        -------------    ----------------
-----------------------------------------------------------------------------------------
SA U.S. HBtM Fund...................................         29.69%            6.03%
Russell 1000 Value Index............................         10.34%            1.13%

                  (a)   From commencement of operations (August 5, 1999).

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE, SO THAT REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST.

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SA U.S. Small Company Fund

--------------------------------------------------------------------------------

    The Fund seeks to capture premium returns and diversification benefits by investing in a broad cross-section of U.S. small companies on a market cap-weighted basis. The Fund provides access to small publicly traded U.S. companies that have average weighted market caps of approximately $600 million. The Fund also seeks to minimize the impact of federal taxes on returns by deferring net capital gains and minimizing dividend income.

    The dissimilar price movement between large companies and small companies was evident in fiscal 2001. The U.S. small company asset class had good gains while the U.S. large company counterpart had losses in greater magnitude. Fiscal 2001 was a period of time when the market favored U.S. small companies.

             Comparison of Change in Value of a $10,000 Investment
                     in SA U.S. Small Company Fund vs. the
                               Russell 2000 Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                SA U.S.      RUSSELL 2000
             SMALL CO. FUND     INDEX
Aug 5 1999          $10,000       $10,000
Sep 30 1999         $10,030        $9,943
Dec 31 1999         $11,460       $11,745
Mar 31 2000         $12,430       $12,544
Jun 30 2000         $12,580       $12,036
Sep 30 2000         $13,271       $12,168
Dec 31 2000         $12,202       $11,328
Mar 31 2001         $11,540       $10,591
Jun 30 2001         $13,715       $12,125

    The Russell 2000 Index is a market capitalization weighted broad index of 2000 small capitalization U.S. companies.

    PERFORMANCE INFORMATION

                                                                            ANNUALIZED
                                                         YEAR ENDED        INCEPTION TO
                                                        JUNE 30, 2001    JUNE 30, 2001(A)
                                                        -------------    ----------------
-----------------------------------------------------------------------------------------
SA U.S. Small Company Fund..........................         9.02%             18.04%
Russell 2000 Value Index............................         0.74%             10.65%

                  (a)   From commencement of operations (August 5, 1999).

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE, SO THAT REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST.

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SA International HBtM Fund

--------------------------------------------------------------------------------

    The Fund invests in companies with market capitalization of at least $800 million and book-to-market ratios in the upper 30 percent of publicly traded non-U.S. companies. The Fund also seeks to minimize the impact of federal taxes on returns by deferring net capital gains and minimizing dividend income.

    The international high book-to-market sector in fiscal 2001 performed better than its growth counterpart. Individual international marketplaces included in the Fund were mixed for the year. However, the strength of the dollar relative to the currencies of other countries mitigated the local country performance relative to the U.S. When the dollar increases faster than foreign currencies, the movement reduces the return of the foreign markets in dollar terms.

             Comparison of Change in Value of a $10,000 Investment
                       in SA International HBtM Fund vs.
                             MSCI EAFE Value Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             SA INTERNATIONAL   MSCI EAFE
                    HBtM FUND  VALUE INDEX
Aug 5 1999            $10,000      $10,000
Sep 30 1999            $9,910       $9,919
Dec 31 1999           $10,036      $10,803
Mar 31 2000            $9,594      $10,598
Jun 30 2000           $10,036      $10,747
Sep 30 2000            $9,554       $9,887
Dec 31 2000           $10,024       $9,628
Mar 31 2001            $9,237       $8,313
Jun 30 2001            $9,520       $8,241

    The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Value Index is comprised of companies with the lowest book-to-market ratio (value) within the MSCI EAFE Index. The MSCI EAFE Index is an index of securities listed on the stock exchanges of 20 developed market countries other than the United States.

    PERFORMANCE INFORMATION

                                                                            ANNUALIZED
                                                         YEAR ENDED        INCEPTION TO
                                                        JUNE 30, 2001    JUNE 30, 2001(A)
                                                        -------------    ----------------
-----------------------------------------------------------------------------------------
SA International HBtM Fund..........................          (5.15)%          (2.56)%
MSCI EAFE Value Index...............................         (23.32)%          (9.66)%

                  (a)   From commencement of operations (August 5, 1999).

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE, SO THAT REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST.

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SA International Small Company Fund

--------------------------------------------------------------------------------

    The fund is a feeder fund that invests in the International Small Company Portfolio of DFA Investment Dimensions Group (the "Portfolio"). The Portfolio invests in the following four international series of The DFA Investment Trust
Company:

    THE JAPAN SMALL COMPANY SERIES: The series seeks to capture premium returns and diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The series provides access to publicly traded small firms listed on the lower half of companies on the First Section of Tokyo Stock Exchange.

    THE PACIFIC RIM SMALL COMPANY SERIES: The series seeks to capture premium returns and diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The series provides access to publicly traded small firms listed on the major exchanges of Australia, Hong Kong, Malaysia, New Zealand and Singapore.

    THE UNITED KINGDOM SMALL COMPANY SERIES: The series seeks to capture premium returns and diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The series provides access to publicly traded small firms listed on the lower half by market cap of companies traded on the International Stock Exchange of the United Kingdom.

    THE CONTINENTAL SMALL COMPANY SERIES: The series seeks to capture premium returns and diversification benefits by investing in a broad cross-section of small companies on a market cap-weighted basis. The series provides access to publicly traded small firms listed on the major exchanges of Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Spain, Sweden and Switzerland.

    Performance in fiscal 2001 was mixed across countries in the fund. However, the strength of the dollar relative to the other countries mitigated the local country performance relative to the U.S. When the dollar increases faster than foreign currencies, the movement reduces the return of the foreign markets in dollar terms.

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SA International Small Company Fund
 (Continued)

--------------------------------------------------------------------------------

             Comparison of Change in Value of a $10,000 Investment
               in SA International Small Company Fund -- vs. the
            Salomon Smith Barney Extended Market Index -- EPAC (EMI)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                SA INTL.       SALOMON SMITH BARNEY
             SMALL CO. FUND  EXTENDED MARKET INDEX (b)
Aug 5 1999          $10,000                    $10,000
Sep 30 1999         $10,278                    $10,145
Dec 31 1999         $10,259                    $10,024
Mar 31 2000         $10,635                    $11,166
Jun 30 2000         $10,584                    $11,019
Sep 30 2000          $9,964                    $10,372
Dec 31 2000          $9,357                     $9,816
Mar 31 2001          $8,846                     $8,767
Jun 30 2001         $10,015                     $8,983

    Salomon Smith Barney Extended Market Index -- EPAC (EMI) is compiled by Salomon Smith Barney. The EMI defines the small-capitalization equity universe, representing the bottom 20% of the available capitalization, and 75% of the number of issues, of each country in the Salomon Smith Barney Broad Market Index (SB BMI). The index is calculated gross of withholding taxes and is capitalization weighted.

    For comparative purposes, the SA International Small Company Fund uses a blended return which is calculated using the Fund's respective target weightings against corresponding EMI regions. For the year ended June 30, 2001, the blended return was calculated using 35%, 35%, 15% and 15% of the Europe ex UK, Japan, United Kingdom and Asia Pacific ex Japan EMI Indexes, respectively.

    PERFORMANCE INFORMATION

                                                                            ANNUALIZED
                                                           YEAR ENDED      INCEPTION TO
                                                          JUNE 30, 2001    JUNE 30, 2001
                                                          -------------    -------------
----------------------------------------------------------------------------------------
SA International Small Company Fund...................         (10.15)%          (2.25)%(a)
Salomon Smith Barney Extended Market Index............         (18.48)%          (5.48)%(b)

                  (a)   From commencement of operations (August 5, 1999).
                  (b)   Performance for the benchmark is not available from August
                        5, 1999 (commencement of operations). For that reason, performance is shown from July 31, 1999.

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL INCOME DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN A FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE, SO THAT REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST.

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SA Fixed Income Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001

                                               FACE
                                              AMOUNT        VALUE+
---------------------------------------------------------------------
BONDS AND NOTES -- 45.1%
CANADA -- 4.4%
  Canada Mortgage & Housing Corp.,
    5.000%, 12/01/03....................  CAD  1,500,000  $   981,197
  Government of Canada, 7.500%,
    12/01/03............................  CAD  1,500,000    1,038,653
                                                          -----------
                                                            2,019,850
                                                          -----------

DENMARK -- 1.8%
  Kingdom of Denmark, 5.375%, 9/15/03...  DKK  9,000,000      828,075
                                                          -----------

FRANCE -- 0.6%
  Credit Locale De France SA, 6.000%,
    9/24/01.............................   EUR   300,000      254,843
                                                          -----------

GERMANY -- 2.8%
  Bank Nederlandse Gemeenten NV, 7.875%,
    3/07/05.............................  USD  1,000,000    1,069,208
  Westfalische Hypothekenbank, 3.250%,
    8/15/01.............................   EUR   250,000      211,693
                                                          -----------
                                                            1,280,901
                                                          -----------

JAPAN -- 5.3%
  European Investment Bank, 0.875%,
    11/08/04............................  JPY 75,000,000      615,740
  Export-Import Bank, 4.375%,
    10/01/03............................  JPY 48,000,000      421,406
  International Bank for
    Reconstruction & Development,
    4.750%, 12/20/04....................  JPY 50,000,000      464,160
  Japan Finance Corp., 8.700%,
    7/30/01(a) .........................   USD   500,000      501,572
  Kansai International Airport, 1.300%,
    7/29/04.............................  JPY 50,000,000      413,973
                                                          -----------
                                                            2,416,851
                                                          -----------

SWEDEN -- 4.7%
  Kingdom of Sweden, 5.000%, 1/15/04....  SEK  9,000,000      829,977
  Kommuninvest Oerebro, 5.875%,
    1/15/04.............................  SEK  5,000,000      463,257
  Oresundskonsortiet, 5.500%, 8/19/04...  SEK  9,000,000      823,517
                                                          -----------
                                                            2,116,751
                                                          -----------

UNITED STATES -- 25.5%
  American International Group, Inc.,
    MTN, 6.340%, 8/16/01(a) ............   USD   250,000      250,743
  Credit Agricole Indosuez, 7.140%,
    7/03/01.............................   USD   600,000      600,000
  Elf Aquitaine SA, 8.000%, 10/15/01....   USD   500,000      505,335
  Federal Home Loan Bank, 4.875%,
    5/14/04.............................  USD  1,000,000      996,016
  Federal Home Loan Mortgage Corp.,
    6.250%, 7/15/04.....................  USD  1,000,000    1,032,216
                                               FACE
                                              AMOUNT        VALUE+
---------------------------------------------------------------------
  Federal National Mortgage Association,
    6.500%, 8/15/04.....................  USD  1,000,000  $ 1,040,600
  General Electric Capital Corp.,
    7.250%, 2/01/05.....................  USD  1,000,000    1,060,604
  Interamerican Development Bank,
    6.500%, 10/20/04....................  USD  1,000,000    1,039,482
  J.P. Morgan & Chase Co., MTN,
    4.14125%, 9/06/02...................  USD  1,000,000    1,000,661
  Proctor & Gamble Co., 1.500%,
    12/07/05............................  JPY 116,000,000     970,240
  Sallie Mae, 4.750%, 4/23/04...........  USD  1,000,000      993,348
  Tennessee Valley Authority, 5.000%,
    12/18/03............................  USD  1,000,000    1,004,148
  Toyota Motor Credit Corp., 1.000%,
    12/20/04............................  JPY 107,000,000     878,899
  Wal-Mart Stores, Inc., 6.150%,
    8/10/01.............................   USD   200,000      200,516
                                                          -----------
                                                           11,572,808
                                                          -----------
  TOTAL BONDS AND NOTES
    (Identified Cost $21,364,478).......                   20,490,079
                                                          -----------

SHORT-TERM INVESTMENTS -- 53.5%
UNITED STATES -- 53.5%
  Abbott Laboratories, 3.800%,
    7/05/01.............................  USD  1,000,000      999,578
  Barton Capital Corp., 3.940%,
    7/09/01.............................  USD  1,000,000      999,125
  Bayer Corp., 3.820%, 7/06/01..........  USD  1,000,000      999,470
  BellSouth Corp., 3.800%, 7/06/01......  USD  1,000,000      999,472
  CC USA, Inc., 3.920%, 7/09/01.........  USD  1,000,000      999,129
  CDC Commercial Paper, Inc., 3.860%,
    7/06/01.............................  USD  1,000,000      999,464
  Ciesco LP, 3.730%, 7/02/01............  USD  1,000,000      999,896
  Corporate Asset Fund, 3.770%,
    7/13/01.............................  USD  1,000,000      998,743
  Delaware Funding Corp., 3.830%,
    7/09/01.............................  USD  1,000,000      999,149
  Dow Jones & Company, Inc., 3.900%,
    7/02/01.............................  USD  1,000,000      999,892
  Emerson Electric Co., 3.800%,
    7/06/01.............................  USD  1,000,000      999,472
  Govco, Inc., 3.900%, 7/02/01..........  USD  1,000,000      999,892
  KittyHawk Funding, 3.910%, 7/17/01....  USD  1,000,000      998,262
  Koch Industries, Inc., 3.830%,
    7/06/01.............................  USD  1,000,000      999,468
  Merck & Co., Inc., 3.850%, 7/02/01....  USD  1,000,000      999,893
  Novartis Finance Corp., 3.950%,
    7/06/01.............................  USD  1,000,000      999,451
  Panasonic Finance, Inc., 3.870%,
    7/02/01.............................  USD  1,000,000      999,893
  Pfizer, Inc., 3.600%, 7/24/01.........  USD  1,000,000      997,700
  SBC Communications, Inc., 3.770%,
    7/09/01.............................  USD  1,000,000      999,162
  Sheffield Receivables Corp., 3.850%,
    7/03/01.............................  USD  1,000,000      999,786

--------------------------------------------------------------------------------
SA Fixed Income Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001 (Continued)

---------------------------------------------------------------------
                                               FACE
                                              AMOUNT        VALUE+
  SSgA Government Money Market Fund.....  $    1,188,973  $ 1,188,973
  SSgA Money Market Fund................         143,986      143,986
  United Parcel Service, Inc., 3.650%,
    7/06/01.............................  USD  1,000,000      999,493
  USAA Capital Corp., 3.850%, 7/02/01...  USD  1,000,000      999,893
  Windmill Financial Corp., 3.750%,
    7/12/01.............................  USD  1,000,000      998,854
                                                          -----------
                                                           24,318,096
                                                          -----------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $24,318,096).......                   24,318,096
                                                          -----------


--------------------------------------------------------------
TOTAL INVESTMENTS -- 98.6%
  (IDENTIFIED COST $45,682,574)#..................  44,808,175
  Cash and Other Assets, Less Liabilities --
  1.4%............................................     646,482
                                                    ----------
NET ASSETS -- 100%................................  $45,454,657
                                                    ==========

  +  See Note 1.
  # At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $45,682,574. Net unrealized depreciation aggregated $874,399, of which $21,574 related to appreciated investment securities and $895,973 related to depreciated investment securities.
(a) Security is segregated as collateral for open forward foreign currency contracts.
Key to abbreviations:
CAD  -- Canadian Dollar
DKK  -- Danish Krone
EUR  -- European Monetary Unit
JPY  -- Japanese Yen
SEK  -- Swedish Krona
USD  -- U.S. Dollar

Ten Largest Sector Holdings at June 30, 2001
(As a percentage of Net Assets):

Industry                          Percentage
--------                          ----------
Financial Services                  19.8%
Banks                               12.5%
Foreign Government/Agency           12.0%
Government Agency                   11.2%
Diversified Operations              11.1%
Health Care -- Products              4.4%
Telecommunications                   4.4%
Health Care -- Drugs                 4.4%
Other                                2.9%
Publishing                           2.2%

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001

                                           SHARES      VALUE+
----------------------------------------------------------------
COMMON STOCKS -- 99.7%
ADVERTISING -- 0.6%
  Catalina Marketing Corp.*.............       300   $     9,153
  Getty Images, Inc.*...................       100         2,626
  Interpublic Group of Cos., Inc........     1,170        34,340
  Lamar Advertising Co. Class A*........       200         8,800
  Omnicom Group, Inc....................     1,800       154,800
  TMP Worldwide, Inc.*..................     1,800       108,000
                                                     -----------
                                                         317,719
                                                     -----------

AEROSPACE/DEFENSE -- 1.2%
  Alliant Techsystems, Inc.*............       300        26,970
  Boeing Co.............................     1,700        94,520
  General Dynamics Corp.................     1,000        77,810
  Hexcel Corp.*.........................       100         1,275
  Honeywell International, Inc..........     1,400        48,986
  Newport News Shipbuilding, Inc........       400        24,500
  Northrop Grumman Corp.................       300        24,030
  Raytheon Co.*.........................     1,200        31,860
  United Technologies Corp..............     4,700       344,322
                                                     -----------
                                                         674,273
                                                     -----------

AGRICULTURAL OPERATIONS -- 0.0%
  AGCO Corp.............................       100           915
                                                     -----------

AIRLINES -- 0.5%
  AirTran Holdings, Inc.*...............     1,100        11,550
  AMR Corp.*............................     3,000       108,390
  Atlantic Coast Airlines
    Holdings, Inc.*.....................       500        14,995
  Delta Air Lines, Inc..................       300        13,224
  Midwest Express Holdings, Inc.*.......       100         1,735
  Northwest Airlines Corp. Class A*.....       500        12,625
  Southwest Airlines Co.................     6,000       110,940
  US Airways Group, Inc.*...............       700        17,010
                                                     -----------
                                                         290,469
                                                     -----------

AUTO & RELATED -- 1.0%
  AutoZone, Inc.*.......................       600        22,500
  Dana Corp.............................       600        14,004
  Delphi Automotive Systems Corp........     2,200        35,046
  Dollar Thrifty Automotive
    Group, Inc.*........................       500        12,000
  Ford Motor Co.........................     9,100       223,405
  General Motors Corp...................     1,100        70,785
  Harley-Davidson, Inc..................     1,200        56,496
  Johnson Controls, Inc.................       200        14,494
  Lear Corp.*...........................       700        24,430
  Navistar International Corp.*.........     1,200        33,756
  O'Reilly Automotive, Inc.*............     1,000        28,700
  PACCAR, Inc...........................       200        10,284
  Rent-Way, Inc.*.......................       100         1,090
  Tower Automotive, Inc.*...............       600         6,150
  TRW, Inc..............................       500        20,500
  Visteon Corp..........................       301         5,532
                                                     -----------
                                                         579,172
                                                     -----------

BANKS/SAVINGS & LOANS -- 5.7%
  Associated Banc-Corp..................       330        11,877
                                           SHARES      VALUE+
----------------------------------------------------------------
  Astoria Financial Corp................       300   $    16,500
  BancorpSouth, Inc.....................       700        11,900
  BancWest Corp.........................       600        20,640
  Bank of America Corp..................     6,300       378,189
  Bank of New York Co., Inc.............     4,500       216,000
  Bank One Corp.........................     5,800       207,640
  Banknorth Group, Inc..................       600        13,590
  BB&T Corp.............................     1,600        58,720
  BOK Financial Corp....................       618        16,624
  Capitol Federal Financial.............       600        11,598
  Charter One Financial, Inc............     1,100        35,090
  Comerica, Inc.........................       300        17,280
  Commercial Federal Corp...............       600        13,860
  Compass Bancshares, Inc...............     2,400        63,600
  Dime Bancorp, Inc.....................       500        18,625
  F&M National Corp.....................       500        20,000
  Fifth Third Bancorp...................       750        45,038
  First Charter Corp....................       600        11,250
  First Financial Bancorp...............       630        10,760
  First Tennessee National Corp.........       500        17,355
  First Union Corp......................     1,700        59,398
  First Virginia Banks, Inc.............       300        14,136
  FleetBoston Financial Corp............     2,208        87,106
  Fulton Financial Corp.................       630        12,890
  Golden State Bancorp, Inc.............       500        15,400
  Golden West Financial Corp............       300        19,272
  Greater Bay Bancorp...................       400         9,992
  GreenPoint Financial Corp.............       700        26,880
  Hibernia Corp. Class A................     1,000        17,800
  Hudson United Bancorp.................       500        12,750
  Huntington Bancshares, Inc............     1,000        16,350
  Independence Community Bank Corp......       700        13,818
  Marshall & Ilsley Corp................       200        10,780
  Mercantile Bankshares Corp............       400        15,652
  National Commerce Financial Corp......       600        14,622
  North Fork Bancorp., Inc..............     1,000        31,000
  Northern Trust Corp...................     1,100        68,750
  Ocwen Financial Corp.*................     1,100        11,275
  Old National Bancorp..................       441        11,642
  People's Bank.........................       500        11,655
  PNC Bank Corp.........................       600        39,474
  Republic Bancorp, Inc.................     1,000        13,900
  Richmond County Financial Corp........       600        22,512
  Riggs National Corp...................       500         8,495
  Roslyn Bancorp, Inc...................       600        15,780
  Silicon Valley Bancshares*............       500        11,000
  SouthTrust Corp.......................     1,400        36,400
  Sovereign Bancorp, Inc................     1,400        18,200
  Sun Trust Banks, Inc..................     3,000       194,340
  TCF Financial Corp....................       500        23,155
  The Colonial BancGroup, Inc...........     1,100        15,818
  TrustCo Bank Corp. NY.................     1,200        16,020
  Trustmark Corp........................       600        12,192
  U.S. Bancorp..........................     5,715       130,245
  UBS AG................................        67         9,515
  UnionBanCal Corp......................     1,600        53,920

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
  Valley National Bancorp...............       500   $    14,175
  Wachovia Corp.........................     5,400       384,210
  Washington Mutual, Inc................     7,950       298,522
  Whitney Holding Corp..................       300        14,070
  Zions Bancorp.........................     2,700       159,300
                                                     -----------
                                                       3,188,547
                                                     -----------

BROADCASTING -- 0.5%
  ACTV, Inc.*...........................       200           666
  Cablevision Systems Corp.-Rainbow
    Media Group*........................       150         3,870
  Clear Channel
    Communications, Inc.*...............     3,500       219,450
  Hearst-Argyle Television, Inc.*.......       500        10,000
  Hispanic Broadcasting Corp.*..........       500        14,345
  Paxson Communications Corp.*..........     1,000        13,500
  Sinclair Broadcast Group, Inc.
    Class A*............................     2,200        22,660
  Spanish Broadcasting System, Inc.
    Class A*............................       100           821
  Univision Communications, Inc.
    Class A*............................       200         8,556
                                                     -----------
                                                         293,868
                                                     -----------

BUILDING & CONSTRUCTION -- 0.4%
  Clayton Homes, Inc....................     1,100        17,292
  D.R. Horton, Inc......................       500        11,350
  Dal-Tile International, Inc.*.........     1,100        20,405
  Fleetwood Enterprises, Inc............       700         9,856
  Jacobs Engineering Group, Inc.*.......       300        19,569
  Lennar Corp...........................       500        20,850
  Masco Corp............................     2,300        57,408
  Modine Manufacturing Co...............       400        11,032
  Schuler Homes, Inc. Class A*..........       100         1,354
  Simpson Manufacturing Co., Inc.*......       200        12,100
  Texas Industries, Inc.................       300        10,317
  Vulcan Materials Co...................       500        26,875
                                                     -----------
                                                         218,408
                                                     -----------

BUSINESS SERVICES -- 1.7%
  Ariba, Inc.*..........................     1,300         7,150
  Aspect Communications Corp.*..........     1,000         6,990
  Automatic Data Processing, Inc........     3,200       159,040
  BEA Systems, Inc.*....................     1,900        58,349
  Cendant Corp.*........................     2,900        56,550
  Ceridian Corp.*.......................     1,500        28,755
  Cintas Corp...........................       300        13,875
  Comdisco, Inc.(a).....................       800         1,064
  eBenX, Inc.*..........................       100           328
  Ecolab, Inc...........................       300        12,291
  Electronic Data Systems Corp..........     1,900       118,750
  First Consulting Group, Inc.*.........       100           720
  First Data Corp.......................       800        51,400
  Fiserv, Inc.*.........................       500        31,990
  Global Payments, Inc..................       240         7,224
  Harte-Hanks, Inc......................       700        17,332
  i2 Technologies, Inc.*................     1,020        20,196
  John H. Harland Co....................       500        11,650
                                           SHARES      VALUE+
----------------------------------------------------------------
COMMON STOCKS  (CONTINUED)
BUSINESS SERVICES  (CONTINUED)
  Korn/Ferry International*.............       600   $     9,300
  National Data Corp....................       300         9,720
  NCO Group, Inc.*......................       500        15,465
  Paychex, Inc..........................     3,750       150,000
  Robert Half International, Inc.*......       800        19,912
  Sapient Corp.*........................     1,500        14,625
  SEI Investments Co....................       600        28,440
  Solectron Corp.*......................     1,200        21,960
  Tetra Tech, Inc.*.....................       500        13,600
  The Reynolds & Reynolds Co.
    Class A.............................       500        10,975
  Westwood One, Inc.*...................       700        25,795
                                                     -----------
                                                         923,446
                                                     -----------

CHEMICALS -- 0.8%
  Air Products & Chemicals, Inc.........       500        22,875
  Albemarle Corp........................       500        11,585
  Cabot Corp............................       400        14,408
  Cabot Microelectronics Corp.*.........       112         6,956
  Crompton Corp.........................     1,100        11,990
  Dow Chemical Co.......................     2,700        89,775
  E.I. du Pont de Nemours & Co..........     2,100       101,304
  Eastman Chemical Co...................       200         9,526
  Engelhard Corp........................       600        15,474
  Georgia Gulf Corp.....................       100         1,550
  Great Lakes Chemical Corp.............       300         9,255
  IMC Global, Inc.......................       700         7,140
  International Specialty
    Products, Inc.*.....................     4,800        50,880
  Lyondell Chemical Co..................       700        10,766
  Millennium Chemicals, Inc.............       600         9,030
  Praxair, Inc..........................       300        14,100
  Rohm & Haas Co........................       900        29,610
  RPM, Inc..............................       900         8,280
  Sigma-Aldrich Corp....................       400        15,448
  Solutia, Inc..........................     1,100        14,025
  Wellman, Inc..........................       100         1,790
                                                     -----------
                                                         455,767
                                                     -----------

COMMERCIAL SERVICES -- 0.2%
  Arbitron, Inc.*.......................       300         7,230
  Central Parking Corp..................       100         1,870
  Convergys Corp.*......................       800        24,200
  Deluxe Corp...........................       600        17,340
  Quanta Services, Inc.*................     1,300        28,652
  Quintiles Transnational Corp.*........       600        15,150
  Veritas DGC, Inc.*....................       500        13,875
                                                     -----------
                                                         108,317
                                                     -----------

COMMUNICATIONS EQUIPMENT -- 0.1%
  Allen Telecom, Inc.*..................       600         9,000
  Alliance Fiber Optic
    Products, Inc.*.....................       100           475
  Andrew Corp.*.........................       700        12,915
  Computer Access Technology Corp.*.....       100           600
  DMC Stratex Networks, Inc.*...........       700         7,000
  Entrada Networks, Inc.*...............        25            18
  MasTec, Inc.*.........................       500         6,600

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
  Novatel Wireless, Inc.*...............       300           609
  Oplink Communications, Inc.*..........       100           375
  Tekelec*..............................       500   $    13,550
  Universal Access, Inc.*...............       300         1,860
  WJ Communications, Inc.*..............       100           465
                                                     -----------
                                                          53,467
                                                     -----------

COMPUTERS -- 2.4%
  Apple Computer, Inc.*.................       700        16,275
  Compaq Computer Corp..................     3,400        52,666
  Dell Computer Corp.*..................     5,200       135,980
  Gateway, Inc.*........................     1,300        21,385
  Hewlett-Packard Co....................     3,900       111,540
  International Business Machines
    Corp................................     8,800       994,400
                                                     -----------
                                                       1,332,246
                                                     -----------

COMPUTER EQUIPMENT -- 1.4%
  Adaptec, Inc..........................     1,200        11,352
  Brocade Communications
    Systems, Inc.*......................       900        39,591
  EMC Corp.*............................     5,400       156,870
  Emulex Corp.*.........................       800        32,320
  Ingram Micro, Inc. Class A*...........       600         8,694
  Intel Corp............................    13,500       394,875
  McDATA Corp. Class A*.................       265         4,651
  Mentor Graphics Corp.*................       600        10,500
  NYFIX, Inc.*..........................       500        15,975
  Palm, Inc.*...........................     3,438        20,868
  Read-Rite Corp.*......................     1,200         6,396
  SanDisk Corp.*........................       500        13,945
  SONICblue, Inc.*......................       100           330
  Storage Technology Corp.*.............       800        11,848
  VERITAS Software Corp.*...............       800        53,224
  Verity, Inc.*.........................       300         5,985
                                                     -----------
                                                         787,424
                                                     -----------
COMPUTER SERVICES -- 1.1%
  Affiliated Computer Services, Inc.
    Class A*............................       900        64,719
  BindView Development Corp.*...........       200           422
  Cadence Design Systems, Inc.*.........     1,200        22,356
  Cisco Systems, Inc.*..................    14,000       254,800
  Computer Task Group, Inc..............       100           364
  Compuware Corp.*......................     1,800        25,182
  Covansys Corp.*.......................       100         1,130
  Diebold, Inc..........................       700        22,505
  DST Systems, Inc.*....................       500        26,350
  Extreme Networks, Inc.*...............       600        17,700
  Informix Corp.*.......................     1,700         9,928
  NCR Corp.*............................       500        23,500
  Network Appliance, Inc.*..............       700         9,590
  Simpletech, Inc.*.....................       100           250
  Sun Microsystems, Inc.*...............     6,500       102,180
  SunGard Data Systems, Inc.*...........       600        18,006
  Sybase, Inc.*.........................       700        11,515
  Unisys Corp.*.........................     1,000        14,710
  Vertex Interactive, Inc.*.............       100           202
                                                     -----------
                                                         625,409
                                                     -----------
                                           SHARES      VALUE+
----------------------------------------------------------------

COMPUTER SOFTWARE -- 2.9%
  3Com Corp.............................       700   $     3,325
  Actuate Corp.*........................       500         4,775
  Adobe Systems, Inc....................     1,000        47,000
  BMC Software, Inc.*...................     2,000        45,080
  Brio Technology, Inc.*................       100           730
  BroadVision, Inc.*....................       900         4,500
  CheckFree Corp.*......................       300        10,521
  Citrix Systems, Inc.*.................     1,500        52,350
  Computer Associates
    International, Inc..................     1,200        43,200
  Docent, Inc.*.........................       100         1,000
  Electronic Arts, Inc.*................     2,000       115,800
  EXE Technologies, Inc.*...............       200         1,172
  Informatica Corp.*....................       800        13,888
  InforMax, Inc.*.......................       100           715
  Internet Security Systems, Inc.*......       200         9,712
  IntraNet Solutions, Inc.*.............       400        15,220
  Intuit, Inc.*.........................       800        31,992
  J.D. Edwards & Co.*...................       900        12,726
  Mercury Interactive Corp.*............       400        23,960
  Micromuse, Inc.*......................       400        11,196
  Microsoft Corp.*......................    10,700       781,100
  National Instruments Corp.*...........       500        16,225
  Oracle Corp.*.........................     9,000       171,000
  Parametric Technology Corp.*..........     1,100        15,389
  PeopleSoft, Inc.*.....................     1,100        54,153
  Peregrine Systems, Inc.*..............       600        17,400
  Portal Software, Inc.*................     1,000         4,130
  Quest Software, Inc.*.................       500        18,875
  Rational Software Corp.*..............       400        11,220
  Siebel Systems, Inc.*.................       800        37,520
  Symantec Corp.*.......................       500        21,845
  TIBCO Software, Inc.*.................     1,200        15,324
  WebMD Corp.*..........................     1,800        12,600
  Witness Systems, Inc.*................       100         1,099
                                                     -----------
                                                       1,626,742
                                                     -----------

CONSUMER PRODUCTS -- 2.2%
  Avon Products, Inc....................     2,400       111,072
  Clorox Co.............................     2,300        77,855
  Colgate-Palmolive Co..................     5,700       336,243
  Energizer Holdings, Inc.*.............       800        18,360
  Fortune Brands, Inc...................       300        11,508
  Gillette Co...........................     5,000       144,950
  Hasbro, Inc...........................       900        13,005
  International Flavors &
    Fragrances, Inc.....................       500        12,565
  Mattel, Inc...........................     2,100        39,732
  Newell Rubbermaid, Inc................     1,100        27,610
  Procter & Gamble Co...................     5,600       357,280
  Russ Berrie & Co., Inc................       100         2,940
  The Dial Corp.........................       900        12,825
  The Yankee Candle Co., Inc.*..........     1,100        20,889
  Tupperware Corp.......................       600        14,058
                                                     -----------
                                                       1,200,892
                                                     -----------

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)

CONTAINERS & GLASS -- 0.0%
  Crown Cork & Seal Co., Inc............     1,900   $     7,125
  Owens-Illinois, Inc.*.................     1,700        11,526
                                                     -----------
                                                          18,651
                                                     -----------

CONTAINERS-PAPER/PLASTIC -- 0.1%
  Longview Fibre Co.....................       900        11,088
  Smurfit-Stone Container Corp.*........     1,000        16,200
  Sonoco Products Co....................       500        12,440
                                                     -----------
                                                          39,728
                                                     -----------

DISTRIBUTION/WHOLESALE -- 0.2%
  Brightpoint, Inc.*....................       200           580
  Fastenal Company......................       200        12,396
  Genuine Parts Co......................       900        28,350
  Grainger, Inc.........................       600        25,020
  International Multifoods Corp.........       900        18,675
                                                     -----------
                                                          85,021
                                                     -----------

DIVERSIFIED OPERATIONS -- 2.0%
  Carlisle Cos., Inc....................       600        20,922
  Cooper Industries, Inc................       500        19,795
  Corning, Inc..........................    14,400       240,624
  Crane Co..............................       500        15,500
  Danaher Corp..........................       900        50,400
  Federal Signal Corp...................       600        14,082
  Fidelity National Financial, Inc......       500        12,285
  Hawaiian Electric Industries, Inc.....       300        11,460
  Hillenbrand Industries, Inc...........     1,300        74,243
  Illinois Tool Works, Inc..............       600        37,980
  ITT Industries, Inc...................       500        22,125
  Lockheed Martin Corp..................       800        29,640
  Minnesota Mining & Manufacturing
    Co..................................       800        91,280
  Perkin Elmer, Inc.....................     8,200       225,746
  PPG Industries, Inc...................       300        15,771
  Ralston Purina Co.....................     2,400        72,048
  SPS Technologies, Inc.*...............       300        14,220
  Textron, Inc..........................       600        33,006
  Tyco International Ltd................     1,105        60,222
  U.S. Industries, Inc..................     1,400         5,740
  Viad Corp.............................       600        15,840
                                                     -----------
                                                       1,082,929
                                                     -----------

EDUCATION -- 0.1%
  Apollo Group, Inc. Class A*...........       600        25,470
  Learning Tree International, Inc.*....       200         4,592
  ProsoftTraining.com*..................       100           125
  Sylvan Learning Systems, Inc.*........       500        12,150
                                                     -----------
                                                          42,337
                                                     -----------

ELECTRIC UTILITIES -- 0.0%
  Western Resources, Inc. Common........       500        10,825
                                                     -----------

ELECTRICAL EQUIPMENT -- 2.7%
  Avid Technology, Inc.*................       100         1,570
  Belden, Inc...........................       500        13,375
                                           SHARES      VALUE+
----------------------------------------------------------------
  General Electric Co...................    24,500   $ 1,194,375
  KEMET Corp.*..........................       500         9,905
  Lincoln Electric Holdings, Inc........       900        20,448
  Microchip Technology, Inc.*...........       500        16,715
  Micron Technology, Inc.*..............     3,000       123,300
  Molex, Inc............................       200         7,306
  Sanmina Corp.*........................       880        20,601
  SIPEX Corp.*..........................       100         1,163
  Xilinx, Inc.*.........................     1,600        65,984
                                                     -----------
                                                       1,474,742
                                                     -----------

ELECTRONICS -- 3.4%
  Advanced Micro Devices, Inc.*.........       700        20,216
  Agilent Technologies, Inc.*...........     3,800       123,500
  Alliance Semiconductor Corp.*.........       100         1,202
  Altera Corp.*.........................     1,500        43,500
  Amkor Technology, Inc.*...............       600        13,260
  Analog Devices, Inc.*.................       700        30,275
  Applied Materials, Inc.*..............     1,600        78,560
  Applied Micro Circuits Corp.*.........     1,800        30,960
  Arrow Electronics, Inc.*..............     1,000        24,290
  Asyst Technologies, Inc.*.............       700         9,450
  Atmel Corp.*..........................     1,900        25,631
  Avnet, Inc............................       922        20,671
  AVX Corp..............................       700        14,700
  Broadcom Corp. Class A*...............       700        28,938
  Cirrus Logic, Inc.*...................       500        11,515
  Coherent, Inc.*.......................       200         7,234
  Cree, Inc.*...........................       600        15,687
  CTS Corp..............................       100         2,050
  Cypress Semiconductor Corp.*..........       700        16,695
  DuPont Photomasks, Inc.*..............       200         9,650
  Emerson Electric Co...................     5,900       356,950
  Exar Corp.*...........................       600        11,856
  General Motors Corp. Class H*.........     1,700        34,425
  Gentex Corp.*.........................       700        19,509
  Integrated Circuit Systems, Inc.*.....       100         1,920
  Jabil Circuit, Inc.*..................     2,000        61,720
  Lam Research Corp.*...................       600        17,790
  Lattice Semiconductor Corp.*..........       500        12,200
  Linear Technology Corp................     2,100        92,862
  LSI Logic Corp.*......................       600        11,280
  Maxim Integrated Products, Inc.*......     3,336       147,485
  Molecular Devices Corp.*..............       200         4,010
  National Semiconductor Corp.*.........       600        17,472
  Newport Corp..........................       300         7,950
  Novellus Systems, Inc.*...............       756        42,933
  PMC-Sierra, Inc.*.....................       700        21,749
  QLogic Corp.*.........................       500        32,225
  Rambus, Inc.*.........................     4,400        54,164
  Rockwell International Corp...........       400        15,248
  SCI Systems, Inc.*....................     1,500        38,250
  Sensormatic Electronics Corp.*........       500         8,500
  Spectra-Physics Lasers, Inc.*.........       100         2,314
  Technitrol, Inc.......................       100         2,600
  Tektronix, Inc........................     2,000        54,300

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SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)
ELECTRONICS  (CONTINUED)
  Teradyne, Inc.*.......................       700   $    26,096
  Texas Instruments, Inc................     6,500       204,750
  Thermo Electron Corp.*................     1,195        26,314
  TranSwitch Corp.*.....................       400         4,400
  TriQuint Semiconductor, Inc.*.........       400         9,000
  Vishay Intertechnology, Inc.*.........       600        13,800
  Vitesse Semiconductor Corp.*..........       600        12,624
                                                     -----------
                                                       1,894,680
                                                     -----------

ENERGY -- 1.0%
  Covanta Energy Corp.*.................       500         9,230
  DTE Energy Co.........................       300        13,932
  Energy East Corp......................     1,300        27,183
  Enron Corp............................     7,400       362,600
  Entergy Corp..........................       900        34,551
  Kinder Morgan, Inc....................       500        25,125
  Progress Energy, Inc..................     1,000        44,920
  Sempra Energy.........................     1,000        27,340
  Syntroleum Corp.*.....................       700         6,363
                                                     -----------
                                                         551,244
                                                     -----------

ENVIROMENTAL SERVICES -- 0.0%
  Rollins, Inc..........................       600        11,946
                                                     -----------

FACILITY SERVICES -- 0.0%
  ABM Industries, Inc...................       400        14,900
                                                     -----------

FINANCIAL SERVICES -- 9.7%
  A.G. Edwards, Inc.....................     1,700        76,500
  Ambac Financial Group, Inc............       450        26,190
  American Express Co...................     5,300       205,640
  American General Corp.................     5,000       232,250
  AmeriCredit Corp.*....................       500        25,975
  Ameritrade Holding Corp. Class A*.....     1,600        12,736
  AmSouth Bancorporation................       700        12,943
  Capital One Financial Corp............       400        24,000
  Charles Schwab Corp...................     2,800        42,840
  Citigroup, Inc........................    18,333       968,716
  Concord EFS, Inc.*....................     1,100        57,211
  Countrywide Credit
    Industries, Inc.....................     3,000       137,640
  E*Trade Group, Inc.*..................     1,300         8,385
  Eaton Vance Corp......................       600        20,880
  eFunds Corp.*.........................       330         6,138
  Equifax, Inc..........................       600        22,008
  First Commonwealth Financial Corp.....     1,200        18,000
  Franklin Resources, Inc...............     1,000        45,770
  H&R Block, Inc........................       400        25,820
  Household International, Inc..........     1,900       126,730
  J. P. Morgan Chase & Co...............    24,140     1,076,644
  KeyCorp...............................     1,800        46,890
  Knight Trading Group, Inc.*...........       600         6,414
  Lehman Brothers Holdings, Inc.........     4,400       342,100
  MBIA, Inc.............................       300        16,704
  MBNA Corp.............................     4,300       141,685
                                           SHARES      VALUE+
----------------------------------------------------------------
  Mellon Financial Corp.................     1,000   $    46,000
  Merrill Lynch & Co., Inc..............     3,200       189,600
  Metris Cos., Inc......................       500        16,855
  Morgan Stanley Dean Witter & Co.......     3,200       205,536
  National City Corp....................     3,000        92,340
  Pacific Century Financial Corp........     2,500        64,475
  Providian Financial Corp..............     1,400        82,880
  Raymond James Financial, Inc..........       600        18,360
  Regions Financial Corp................     4,400       140,800
  State Street Corp.....................     1,300        64,337
  Stilwell Financial, Inc...............       400        13,424
  Susquehanna Bancshares, Inc...........       800        16,280
  Synovus Financial Corp................     1,200        37,656
  T. Rowe Price Group, Inc..............       700        26,173
  The Goldman Sachs Group, Inc..........     1,900       163,020
  Union Planters Corp...................     2,700       117,720
  USA Education, Inc....................       800        58,400
  Wells Fargo & Co......................     6,800       315,724
                                                     -----------
                                                       5,396,389
                                                     -----------

FOOD & BEVERAGES -- 2.8%
  Adolph Coors Co. Class B..............       200        10,036
  Anheuser-Busch Cos., Inc..............     3,600       148,320
  Archer-Daniels-Midland Co.............     2,550        33,150
  Campbell Soup Co......................     2,100        54,075
  Coca-Cola Co..........................     9,900       445,500
  Coca-Cola Enterprises, Inc............       800        13,080
  ConAgra, Inc..........................       800        15,848
  Corn Products International, Inc......       400        12,800
  Del Monte Foods Co.*..................       100           838
  Dole Food Co., Inc....................       600        11,430
  Flowers Foods, Inc.*..................       200         6,270
  General Mills, Inc....................     1,400        61,292
  H.J. Heinz Co.........................     3,100       126,759
  Hershey Foods Corp....................       200        12,342
  Hormel Foods Corp.....................       700        17,038
  IBP, Inc..............................       600        15,150
  Interstate Bakeries Corp..............     4,300        68,800
  Kellogg Co............................       800        23,200
  PepsiAmericas, Inc....................     3,400        45,220
  PepsiCo, Inc..........................     7,200       318,240
  Quaker Oats Co........................       300        27,375
  Suiza Foods Corp.*....................       300        15,930
  SYSCO Corp............................     1,400        38,010
  Wm. Wrigley Jr. Co....................       400        18,740
                                                     -----------
                                                       1,539,443
                                                     -----------

FOREST & PAPER PRODUCTS -- 0.7%
  Georgia-Pacific Group.................       905        30,634
  International Paper Co................     4,124       147,227
  Kimberly-Clark Corp...................     2,200       122,980
  Mead Corp.............................     1,000        27,140
  P.H. Glatfelter Co....................       700         9,982
  Weyerhaeuser Co.......................     1,100        60,467
                                                     -----------
                                                         398,430
                                                     -----------

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
FUNERAL SERVICES -- 0.0%
  Service Corp. International*..........     3,000   $    19,080
                                                     -----------

HEALTH CARE -- BIOTECHNOLOGY -- 1.6%
  Affymetrix, Inc.*.....................       200         4,410
  Amgen, Inc.*..........................     5,100       309,468
  Aviron*...............................       400        22,800
  Biogen, Inc.*.........................       900        48,924
  Chiron Corp.*.........................     1,100        56,100
  Genentech, Inc.*......................     3,000       165,300
  GenVec, Inc.*.........................       100           291
  Genzyme Corp.*........................       400        24,400
  Guilford Pharmaceuticals, Inc.*.......       500        17,000
  IDEC Pharmaceuticals Corp.*...........       300        20,307
  Immunex Corp.*........................     2,700        47,925
  Immunomedics, Inc.*...................       800        17,120
  Insmed, Inc.*.........................       100           899
  Medtronic, Inc........................     2,400       110,424
  Myriad Genetics, Inc.*................       200        12,664
  Protein Design Labs, Inc.*............       200        17,352
  Scios, Inc.*..........................       500        11,230
  Techne Corp.*.........................       100         3,250
  VISX, Inc.*...........................       700        13,545
                                                     -----------
                                                         903,409
                                                     -----------

HEALTH CARE -- DRUGS -- 4.5%
  Abbott Laboratories...................     6,200       297,662
  American Home Products Corp...........     5,200       303,888
  Bristol-Myers Squibb Co...............     9,800       512,540
  Celgene Corp.*........................       500        14,460
  Eli Lilly & Co........................     2,200       162,800
  Endo Pharmaceuticals
    Holdings, Inc.*.....................       300         2,652
  Forest Laboratories, Inc.*............     1,800       127,800
  IVAX Corp.*...........................       750        29,250
  King Pharmaceuticals, Inc.*...........     1,012        54,395
  MedImmune, Inc.*......................     1,100        51,920
  Millennium Pharmaceuticals, Inc.*.....       600        21,348
  Mylan Laboratories, Inc...............     2,500        70,325
  Pfizer, Inc...........................    17,575       703,879
  Pharmacia Corp........................     2,500       114,875
  Sepracor, Inc.*.......................       100         3,980
  SICOR, Inc.*..........................     1,000        23,100
  Triangle Pharmaceuticals, Inc.*.......       100           468
  Watson Pharmaceuticals, Inc.*.........       200        12,328
                                                     -----------
                                                       2,507,670
                                                     -----------

HEALTH CARE -- PRODUCTS -- 3.4%
  Abgenix, Inc.*........................     1,200        54,000
  Aksys Ltd.*...........................       100         1,039
  Allergan, Inc.........................       200        17,100
  Apogent Technologies, Inc.*...........       400         9,840
  Bausch & Lomb, Inc....................       200         7,248
  Beckman Coulter, Inc..................     2,500       102,000
  Becton, Dickinson & Co................     1,000        35,790
  Bergen Brunswig Corp. Class A.........       700        13,454
  Biomet, Inc...........................       600        28,836
                                           SHARES      VALUE+
----------------------------------------------------------------
COMMON STOCKS  (CONTINUED)
HEALTH CARE  (CONTINUED)
  Boston Scientific Corp.*..............       800   $    13,600
  C.R. Bard, Inc........................       300        17,085
  Cooper Cos., Inc......................       300        15,420
  Cytyc Corp.*..........................       500        11,525
  Datascope Corp........................       300        13,827
  Edwards Lifesciences Corp.*...........       120         3,163
  Guidant Corp.*........................     1,200        43,200
  Inverness Medical
    Technology, Inc.*...................       500        18,500
  Johnson & Johnson.....................    15,316       765,800
  Merck & Co., Inc......................     9,200       587,972
  Perrigo Co.*..........................     1,100        18,359
  PhotoMedex, Inc.*.....................       100           528
  Schering-Plough Corp..................     2,900       105,096
  STAAR Surgical Co.*...................       100           483
  Stryker Corp..........................       400        21,940
  Sybron Dental Specialties, Inc.*......       133         2,725
                                                     -----------
                                                       1,908,530
                                                     -----------

HEALTH CARE -- SERVICES -- 3.1%
  AdvancePCS*...........................       400        25,620
  American Retirement Corp.*............       100           360
  Apria Healthcare Group, Inc.*.........       800        23,080
  Baxter International, Inc.............     5,200       254,800
  Cardinal Health, Inc..................     4,200       289,800
  Caremark Rx, Inc.*....................     1,100        18,095
  Cerner Corp.*.........................       400        16,800
  Covance, Inc.*........................     1,100        24,915
  DaVita, Inc.*.........................       700        14,231
  Discovery Partners International*.....       100           530
  First Health Group Corp.*.............     8,600       207,432
  HCA-The Healthcare Corp...............     2,700       122,013
  Health Management Associates, Inc.
    Class A*............................     1,000        21,040
  Health Net, Inc.*.....................     1,000        17,400
  Healthsouth Corp.*....................     1,500        23,955
  Humana, Inc.*.........................     1,300        12,805
  IMS Health, Inc.......................     1,200        34,200
  Manor Care, Inc.*.....................       500        15,875
  McKesson HBOC, Inc....................     1,400        51,968
  MedQuist, Inc.*.......................       100         2,968
  Mid Atlantic Medical
    Services, Inc.*.....................       500         8,965
  Omnicare, Inc.........................       600        12,120
  Orthodontic Centers of
    America, Inc.*......................       500        15,195
  Quest Diagnostics, Inc.*..............       800        59,880
  Renal Care Group, Inc.*...............       500        16,445
  Tenet Healthcare Corp.................       600        30,954
  Triad Hospitals, Inc.*................       287         8,458
  Trigon Healthcare, Inc.*..............       300        19,455
  UnitedHealth Group, Inc...............     5,600       345,800
                                                     -----------
                                                       1,695,159
                                                     -----------

HOUSEHOLD PRODUCTS -- 0.0%
  Black & Decker Corp...................       300        11,838
                                                     -----------

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
INSTRUMENTS -- SCIENTIFIC -- 0.2%
  Applera Corp. -- Applied Biosystems
    Group...............................     1,000        26,750
  Bacou USA, Inc.*......................       100   $     2,818
  FEI Co.*..............................     1,400        57,400
  Waters Corp.*.........................       200         5,522
                                                     -----------
                                                          92,490
                                                     -----------

INSURANCE -- 4.0%
  21St Century Insurance Group..........       700        13,020
  Aetna, Inc.*..........................     1,400        36,218
  AFLAC, Inc............................     2,000        62,980
  Alfa Corp.............................       600        19,194
  Allmerica Financial Corp..............       200        11,500
  Allstate Corp.........................     3,200       140,768
  American Financial Group, Inc.........       500        15,150
  American International Group, Inc.....     9,250       795,500
  Aon Corp..............................     2,600        91,000
  Arthur J. Gallagher & Co..............       500        13,000
  Chubb Corp............................       900        69,687
  Cincinnati Financial Corp.............       800        31,600
  CNA Financial Corp.*..................       900        35,505
  CNA Surety Corp.......................       900        12,600
  Conseco, Inc..........................     3,300        45,045
  Crawford & Co. Class A................       100         1,250
  Harleysville Group, Inc...............     2,900        86,275
  Hartford Financial Services
    Group, Inc..........................     1,100        75,240
  Horace Mann Educators Corp............       700        15,085
  Lincoln National Corp.................       800        41,400
  Loews Corp............................       400        25,772
  Markel Corp.*.........................       100        19,650
  Marsh & McLennan Cos., Inc............     3,000       303,000
  MGIC Investment Corp..................       200        14,528
  MONY Group, Inc.......................       400        16,052
  Old Republic International Corp.......       700        20,300
  Radian Group, Inc.....................       400        16,180
  Reinsurance Group of America, Inc.....       400        15,160
  RTW, Inc.*............................       100           203
  Safeco Corp...........................       500        14,750
  St. Paul Cos., Inc....................     2,200       111,518
  Torchmark, Inc........................       500        20,105
  Unitrin, Inc..........................       300        11,520
  UnumProvident Corp....................       500        16,060
  W.R. Berkley Corp.....................       500        20,710
                                                     -----------
                                                       2,237,525
                                                     -----------

INSURANCE CONTRACTS -- 0.8%
  CIENA Corp.*..........................     5,600       212,800
  CIGNA Corp............................     2,300       220,386
  Jefferson-Pilot Corp..................       300        14,496
                                                     -----------
                                                         447,682
                                                     -----------

INTERNET SERVICES -- 1.1%
  At Home Corp. Series A*...............     1,900         4,066
  CacheFlow, Inc.*......................       100           493
  CNET Networks, Inc.*..................         3            39
  Commerce One, Inc.*...................     1,200         7,008
                                           SHARES      VALUE+
----------------------------------------------------------------
  DoubleClick, Inc.*....................     2,000        27,920
  Exodus Communications, Inc.*..........     1,100   $     2,266
  GoAmerica, Inc.*......................       200           424
  iGATE Capital Corp.*..................       200           720
  Internap Network Services Corp.*......       400         1,308
  Juniper Networks, Inc.*...............     1,600        49,760
  Openwave Systems, Inc.*...............       700        24,290
  Qwest Communications
    International, Inc..................     8,329       265,445
  Real Networks, Inc.*..................     1,300        15,275
  Register.com, Inc.*...................       100         1,549
  RSA Security, Inc.*...................       300         9,285
  Saba Software, Inc.*..................       800        12,176
  TD Waterhouse Group, Inc.*............     1,500        16,395
  Total System Services, Inc............     1,200        34,080
  VeriSign, Inc.*.......................     1,015        60,910
  Vignette Corp.*.......................     1,900        16,853
  West Corp.*...........................       600        13,206
  Yahoo!, Inc.*.........................     3,000        59,970
                                                     -----------
                                                         623,438
                                                     -----------

LEISURE -- 0.8%
  Argosy Gaming Co.*....................       500        13,880
  Boca Resorts, Inc. Class A*...........       100         1,473
  Brunswick Corp........................       500        12,015
  Choice Hotels International, Inc.*....       800        12,000
  Extended Stay America, Inc.*..........     1,000        15,000
  Gaylord Entertainment Co.*............       700        20,160
  Harrah's Entertainment, Inc.*.........       500        17,650
  Hilton Hotels Corp....................     1,800        20,880
  Mandalay Resort Group*................       500        13,700
  Marriott International, Inc.
    Class A.............................     1,000        47,340
  Metro-Goldwyn-Mayer, Inc. *...........       900        20,385
  MGM Grand, Inc........................     1,600        47,936
  Park Place Entertainment Corp.*.......     1,500        18,150
  Sabre Holdings Corp. Class A..........     1,316        65,800
  Six Flags, Inc.*......................       800        16,832
  Starwood Hotels & Resorts
    Worldwide, Inc. Class B.............       400        14,912
  Station Casinos, Inc.*................     5,850        93,600
  Topps Co., Inc.*......................       900        10,521
                                                     -----------
                                                         462,234
                                                     -----------

MACHINERY -- 0.5%
  Caterpillar, Inc......................     1,700        85,085
  Deere & Co............................     1,400        52,990
  Dover Corp............................       400        15,060
  Gerber Scientific, Inc................       100         1,095
  IDEX Corp.............................       100         3,400
  Ingersoll-Rand Co.....................       800        32,960
  Kennametal, Inc.......................       400        14,760
  Milacron, Inc.........................       700        10,969
  SpeedFam-IPEC, Inc.*..................       100           319
  SPX Corp.*............................       100        12,518
  Tecumseh Products Co. Class A.........       700        34,650
  Terex Corp.*..........................       600        12,720
                                                     -----------
                                                         276,526
                                                     -----------

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
COMMON STOCKS  (CONTINUED)

MANUFACTURING -- 0.2%
  American Standard Cos., Inc.*.........       300   $    18,030
  Donaldson Co., Inc....................       500        15,575
  Friede Goldman Halter, Inc.*(a).......       100            44
  Leggett & Platt, Inc..................       800        17,624
  Nordson Corp..........................       400        10,600
  Pall Corp.............................       500        11,765
  Varco International, Inc.*............       500         9,305
                                                     -----------
                                                          82,943
                                                     -----------

METALS & MINING -- 0.6%
  Alcoa, Inc............................     4,400       173,360
  Arch Coal, Inc........................       800        20,696
  Brush Engineered Materials, Inc.......       100         1,600
  CONSOL Energy, Inc....................       500        12,650
  Freeport-McMoran Copper & Gold, Inc.
    Class B*............................       600         6,630
  Homestake Mining Co...................     2,100        16,275
  Kaiser Aluminum Corp.*................     5,000        19,900
  Mueller Industries, Inc.*.............       300         9,873
  Newmont Mining Corp...................       800        14,888
  Phelps Dodge Corp.....................       200         8,300
  Precision Castparts Corp..............       600        22,452
  Stillwater Mining Co.*................       800        23,400
  Titanium Metals Corp.*................       200         2,000
                                                     -----------
                                                         332,024
                                                     -----------

MULTIMEDIA -- 3.1%
  A.H. Belo Corp. Series A..............       600        11,304
  Adelphia Communications Corp.
    Class A*............................       600        24,600
  AOL Time Warner, Inc.*................    11,400       604,200
  AT&T Corp. -- Liberty Media Corp.
    Class A*............................     2,600        45,474
  Gannett Co., Inc......................     4,900       322,910
  Key3Media Group, Inc.*................       300         3,483
  Macrovision Corp.*....................       200        13,700
  McGraw-Hill Cos, Inc..................     1,000        66,150
  Media General, Inc. Class A...........       200         9,200
  Tribune Co............................     1,500        60,015
  USA Networks, Inc.*...................     1,500        42,000
  Viacom, Inc. Class A*.................       300        15,912
  Viacom, Inc. Class B*.................     7,115       368,201
  Walt Disney Co........................     5,400       156,006
                                                     -----------
                                                       1,743,155
                                                     -----------

OFFICE EQUIPMENT -- 0.1%
  Pitney Bowes, Inc.....................     1,000        42,120
  Xerox Corp............................     1,300        12,441
                                                     -----------
                                                          54,561
                                                     -----------

OFFICE FURNISHINGS & SUPPLIES -- 0.1%
  Avery Dennison Corp...................       200        10,210
  Herman Miller, Inc....................       500        12,100
  Hon Industries, Inc...................       500        12,575
                                                     -----------
                                                          34,885
                                                     -----------
                                           SHARES      VALUE+
----------------------------------------------------------------

OIL & GAS -- 5.5%
  AGL Resources, Inc....................     4,300   $   102,125
  Amerada Hess Corp.....................       900        72,720
  Anadarko Petroleum Corp...............     1,200        64,836
  Apache Corp...........................       200        10,150
  Atmos Energy Corp.....................       500        12,230
  Baker Hughes, Inc.....................     1,700        56,950
  Berry Petroleum Co. Class A...........       100         1,450
  BJ Services Co.*......................       400        11,352
  Burlington Resources, Inc.............       900        35,955
  Cabot Oil & Gas Corp. Class A.........       500        12,200
  Cal Dive International, Inc.*.........       400         9,840
  Chesapeake Energy Corp.*..............     1,300         8,840
  Chevron Corp..........................     1,200       108,600
  Devon Energy Corp.....................       200        10,500
  Diamond Offshore Drilling, Inc........       300         9,915
  El Paso Corp..........................     2,553       134,135
  ENSCO International, Inc..............       800        18,720
  EOG Resources, Inc....................       600        21,330
  Exxon Mobil Corp......................    12,532     1,094,670
  Global Marine, Inc.*..................       400         7,452
  Grey Wolf, Inc.*......................       300         1,149
  Halliburton Co........................     5,900       210,040
  Kerr-McGee Corp.......................     1,900       125,913
  Nabors Industries, Inc.*..............       300        11,160
  Newpark Resources, Inc.*..............       800         8,880
  Noble Affiliates, Inc.................       500        17,675
  Noble Drilling Corp.*.................       300         9,825
  Occidental Petroleum Corp.............     2,200        58,498
  Ocean Energy, Inc.....................     5,000        87,250
  ONEOK, Inc............................       800        15,760
  Patterson-UTI Energy, Inc.*...........       600        11,952
  Phillips Petroleum Co.................     1,000        57,000
  Piedmont Natural Gas Co., Inc.........     1,600        56,832
  Pioneer Natural Resources Co.*........       800        13,640
  Pride International, Inc.*............       700        13,300
  Range Resources Corp.*................       300         1,800
  Rowan Cos., Inc.*.....................       500        11,050
  Stone Energy Corp.*...................     1,400        62,020
  Sunoco, Inc...........................       500        18,315
  Texaco, Inc...........................     2,800       186,480
  Tidewater, Inc........................       600        22,620
  Transocean Sedco Forex, Inc...........       600        24,750
  Trico Marine Services, Inc.*..........       700         7,448
  Unocal Corp...........................     2,400        81,960
  USX- Marathon Group...................     1,200        35,412
  Vintage Petroleum, Inc................       600        11,220
  Williams Cos., Inc....................     2,200        72,490
                                                     -----------
                                                       3,038,409
                                                     -----------

OIL REFINING -- 0.1%
  Ultramar Diamond Shamrock Corp........       500        23,625
  Valero Energy Corp....................     1,200        44,136
                                                     -----------
                                                          67,761
                                                     -----------

PAPER & RELATED PRODUCTS -- 0.1%
  Boise Cascade Corp....................       300   $    10,551

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
  Bowater, Inc..........................       500        22,370
  Westvaco Corp.........................       400         9,716
                                                     -----------
                                                          42,637
                                                     -----------

PHOTO EQUIPMENT & SUPPLIES -- 0.1%
  Eastman Kodak Co......................       600        28,008
  Polaroid Corp.........................       100           260
                                                     -----------
                                                          28,268
                                                     -----------

PRINTING -- 0.1%
  R. R. Donnelley & Sons Co.............       700        20,790
  Valassis Communications, Inc.*........       300        10,740
                                                     -----------
                                                          31,530
                                                     -----------
PUBLISHING -- 0.1%
  Hollinger International, Inc.
    Class A.............................       900        12,375
  Knight-Ridder, Inc....................       200        11,860
  PRIMEDIA, Inc.*.......................     1,000         6,790
  The New York Times Co. Class A........       400        16,800
  The Reader's Digest
    Association, Inc....................       400        11,500
                                                     -----------
                                                          59,325
                                                     -----------

REAL ESTATE -- 0.0%
  The St. Joe Co........................       500        13,445
                                                     -----------

RESTAURANTS -- 0.6%
  Applebee's International, Inc.........     1,950        62,400
  Bob Evans Farms, Inc..................       700        12,600
  Brinker International, Inc.*..........       500        12,925
  CBRL Group, Inc.......................       500         8,475
  Darden Restaurants, Inc...............       600        16,740
  McDonald's Corp.......................     2,600        70,356
  Outback Steakhouse, Inc.*.............       800        23,040
  Sonic Corp.*..........................       600        19,038
  Starbucks Corp.*......................     1,800        41,400
  Tricon Global Restaurants, Inc.*......       600        26,340
  Wendy's International, Inc............       500        12,770
                                                     -----------
                                                         306,084
                                                     -----------

RETAIL -- FOOD -- 0.8%
  Albertson's, Inc......................     1,600        47,984
  Dean Foods Co.........................       300        12,060
  Kroger Co.*...........................     1,700        42,500
  Ruddick Corp..........................       900        15,255
  Safeway, Inc.*........................     5,000       240,000
  Sara Lee Corp.........................     1,800        34,092
  Wild Oats Markets, Inc.*..............       100         1,041
  Winn-Dixie Stores, Inc................     1,400        36,582
                                                     -----------
                                                         429,514
                                                     -----------

RETAIL -- GENERAL -- 2.5%
  7-Eleven, Inc.*.......................     1,600        18,000
  Big Lots, Inc.*.......................     2,200        30,096
  BJ's Wholesale Club, Inc.*............       300        15,978
  CVS Corp..............................       800   $    30,880
  Delhaize Le Lion SA ADR...............       200        11,730
                                           SHARES      VALUE+
----------------------------------------------------------------
  Dillards, Inc. Class A................       900        13,743
  Dollar General Corp...................       625        12,187
  Family Dollar Stores, Inc.............       700        17,941
  Federated Department Stores, Inc.*....     1,000        42,500
  J.C. Penney Co., Inc..................     1,000        26,360
  Kmart Corp.*..........................     2,400        27,528
  Longs Drug Stores Corp................       300         6,465
  May Department Stores Co..............     1,200        41,112
  Sears, Roebuck & Co...................     3,500       148,085
  Target Corp...........................     4,500       155,700
  TJX Cos., Inc.........................     1,100        35,057
  Wal-Mart Stores, Inc..................    15,900       775,920
                                                     -----------
                                                       1,409,282
                                                     -----------

RETAIL -- SPECIALTY -- 3.5%
  Abercrombie & Fitch Co. Class A*......       500        22,250
  Amazon.com, Inc.*.....................     1,400        19,810
  AutoNation, Inc.......................     2,200        25,520
  Barnes & Noble, Inc.*.................       600        23,610
  Bed Bath & Beyond, Inc.*..............     1,100        34,320
  Best Buy Co., Inc.*...................     4,300       273,136
  Callaway Golf Co......................       800        12,640
  Children's Place Retail
    Stores, Inc.*.......................     2,200        58,960
  Circuit City Stores-Circuit City
    Group...............................     1,000        18,000
  Claire's Stores, Inc..................     1,000        19,360
  Costco Wholesale Corp.*...............     2,800       115,024
  Dollar Tree Stores, Inc.*.............       500        13,920
  EBay, Inc.*...........................       500        34,245
  Home Depot, Inc.......................     9,250       430,587
  Intimate Brands, Inc. Class A.........       800        12,056
  Kohl's Corp.*.........................       600        37,638
  Limited, Inc..........................     1,700        28,084
  Lowe's Cos., Inc......................     1,900       137,845
  Nordstrom, Inc........................       700        12,985
  Office Depot, Inc.*...................     1,500        15,570
  OfficeMax, Inc.*......................     2,300         8,487
  Pacific Sunwear of
    California, Inc.*...................       600        13,458
  PETsMART, Inc.*.......................     2,200        15,510
  Pier 1 Imports, Inc...................       800         9,200
  RadioShack Corp.......................       400        12,200
  Rite Aid Corp.........................     2,600        23,400
  Ross Stores, Inc......................       500        12,285
  Saks, Inc.*...........................     5,000        48,000
  Staples, Inc.*........................     1,800        28,782
  Talbots, Inc..........................       400        17,500
  The Boyds Collection, Ltd.*...........       300         3,726
  The Gap, Inc..........................     1,700        49,300
  The Sherwin Williams Co...............       700        15,540
  Tiffany & Co..........................       700        25,354
  Toys "R" Us, Inc.*....................     4,300       106,425
  V.F. Corp.............................       500        18,190
  Venator Group, Inc.*..................     1,400        21,420
  Walgreen Co...........................     5,000       170,750
                                                     -----------
                                                       1,945,087
                                                     -----------

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
STEEL -- 0.3%
  AK Steel Holding Corp.................     1,100   $    13,794
  Allegheny Technologies, Inc...........       600        10,854
  Carpenter Technology Corp.............       400        11,716
  Nucor Corp............................       200         9,778
  Reliance Steel & Aluminum Co..........     2,500        63,125
  Steel Dynamics, Inc.*.................       800        10,000
  USX- U.S. Steel Group.................       500        10,075
  Worthington Industries, Inc...........       900        12,240
                                                     -----------
                                                         141,582
                                                     -----------

TELECOMMUNICATIONS -- 5.5%
  ADC Telecommunications, Inc.*.........     1,600        10,560
  Adtran, Inc.*.........................       600        12,300
  Advanced Fibre
    Communications, Inc.*...............       600        12,600
  Allegiance Telecom, Inc.*.............       500         7,495
  ALLTEL Corp...........................     1,300        79,638
  American Tower Corp. Class A*.........       600        12,402
  AT&T Corp.............................     7,500       165,000
  BellSouth Corp........................     7,500       302,025
  Boston Communications Group, Inc.*....       100         1,440
  Broadwing, Inc. *.....................       900        22,005
  Cabletron Systems, Inc.*..............     2,500        57,125
  Cablevision Systems Corp. Class A*....       300        17,550
  Centennial Communications Corp.
    Class A*............................       900        11,871
  CenturyTel, Inc.......................       700        21,210
  Citizens Communications Co.*..........     3,300        39,699
  Comcast Corp. Class A*................     8,300       360,220
  Comverse Technology, Inc.*............     2,300       131,330
  Cox Communications, Inc. Class A*.....     5,600       248,080
  CT Communications, Inc................       300         5,568
  EchoStar Communications Corp.
    Class A*............................     2,300        74,566
  Glenayre Technologies, Inc.*..........       200           256
  Harris Corp...........................       600        16,326
  Inet Technologies, Inc.*..............       500         4,095
  Intermedia Communications, Inc........       700        10,430
  JDS Uniphase Corp.*...................     3,790        47,375
  Level 3 Communications, Inc.*.........     1,000         5,490
  Lucent Technologies, Inc..............     9,800        60,760
  MCK Communications, Inc.*.............       100           220
  McLeodUSA, Inc.*......................     2,300        10,557
  Metromedia Fiber Network, Inc.
    Class A*............................     2,200         4,488
  Motorola, Inc.........................     7,400       122,544
  Nextel Communications, Inc.
    Class A*............................     1,400        24,500
  NTL, Inc.*............................     1,700        20,485
  Optical Cable Corp.*..................       800         8,000
  PanAmSat Corp.*.......................       300        11,664
  Plantronics, Inc.*....................       300         6,945
  Price Communications Corp.*...........       500        10,095
  Proxim, Inc.*.........................       100         1,410
  QUALCOMM, Inc.*.......................     3,700       216,376
  RF Micro Devices, Inc.*...............       800        21,576
  SBC Communications, Inc...............     6,800       272,408
  Scientific-Atlanta, Inc...............       400        16,240
                                           SHARES      VALUE+
----------------------------------------------------------------
COMMON STOCKS  (CONTINUED)
TELECOMMUNICATIONS  (CONTINUED)
  Spectrasite Holdings, Inc.*...........       200   $     1,448
  Sprint Corp.*.........................     1,300        27,768
  Sprint Corp. (PCS Group)..............     3,700        89,355
  Superior TeleCom, Inc.................       100           282
  Symbol Technologies, Inc..............       950        21,090
  Tellabs, Inc.*........................     2,100        40,698
  Verizon Communications................     5,400       288,900
  Westell Technologies, Inc.
    Class A*............................       100           150
  Western Wireless Corp. Class A*.......       600        25,800
  Williams Communications
    Group, Inc.*........................     1,809         5,337
  WorldCom, Inc.........................     5,800        86,768
  WorldCom, Inc. -- MCI Group*..........       200         3,220
                                                     -----------
                                                       3,075,740
                                                     -----------

TEXTILE & APPAREL -- 0.3%
  Guess?, Inc.*.........................       100           670
  Jones Apparel Group, Inc.*............       500        21,600
  Mohawk Industries, Inc.*..............     1,100        38,720
  NIKE, Inc. Class B....................       900        37,791
  Oakley, Inc.*.........................       500         9,250
  Polo Ralph Lauren Corp.*..............       700        18,060
  Reebok International Ltd.*............       600        19,170
  Wolverine World Wide, Inc.............       800        14,296
                                                     -----------
                                                         159,557
                                                     -----------

TIRES & RUBBER -- 0.0%
  Goodyear Tire & Rubber Co.............       600        16,800
                                                     -----------

TOBACCO -- 1.0%
  Philip Morris Cos., Inc...............    11,100       563,325
  UST, Inc..............................       600        17,316
                                                     -----------
                                                         580,641
                                                     -----------

TOOLS-HAND HELD -- 0.1%
  Snap-on, Inc..........................       300         7,248
  Stanley Works.........................       900        37,692
                                                     -----------
                                                          44,940
                                                     -----------

TRANSPORTATION -- 1.6%
  Burlington Northern Santa Fe Corp.....     4,000       120,680
  C.H. Robinson Worldwide, Inc..........       400        11,156
  CNF Transportation, Inc...............     1,000        28,250
  CSX Corp..............................       900        32,616
  EGL, Inc.*............................       500         8,730
  FedEx Corp.*..........................     5,600       225,120
  Forward Air Corp.*....................       300         8,985
  Galileo International, Inc............       900        29,250
  J.B. Hunt Transport Services, Inc.....       600        11,400
  Kansas City Southern
    Industries, Inc.*...................       100         1,580
  Kirby Corp.*..........................       500        12,325
  Landstar Systems, Inc.*...............       200        13,604
  Norfolk Southern Corp.................     1,500        31,050
  Overseas Shipholding Group, Inc.......       500        15,270
  Roadway Express, Inc..................     1,000        23,770
  Union Pacific Corp....................     4,300       236,113
  USFreightways Corp....................     2,400        70,800
  Werner Enterprises, Inc...............       600        14,550

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
                                                     -----------
                                                         895,249
                                                     -----------

--------------------------------------------------------------------------------
SA U.S. Market Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
UTILITIES -- 3.6%
  AES Corp.*............................     1,300   $    55,965
  Allegheny Energy, Inc.................       400        19,300
  ALLETE................................     5,400       121,500
  Alliant Energy Corp...................       500        14,575
  Ameren Corp...........................       800        34,160
  American Electric Power Co., Inc......     1,600        73,872
  American Power Conversion Corp.*......     1,000        15,750
  American Water Works Co., Inc.........       500        16,485
  Calpine Corp.*........................     1,100        41,580
  Cinergy Corp..........................       600        20,970
  Cleco Corp............................       600        13,650
  CMS Energy Corp.......................       400        11,140
  Consolidated Edison, Inc..............       800        31,840
  Constellation Energy Group............       300        12,780
  Documentum, Inc.*.....................       400         5,168
  Dominion Resources, Inc...............     2,400       144,312
  DPL, Inc..............................       600        17,376
  DQE, Inc..............................       300         6,750
  Duke Energy Corp......................     1,400        54,614
  Dynegy, Inc. Class A..................       768        35,712
  Edison International..................     1,300        14,495
  El Paso Electric Co.*.................     1,200        19,188
  Exelon Corp...........................       750        48,090
  FirstEnergy Corp......................     1,100        35,376
  FPL Group, Inc........................       900        54,189
  GPU, Inc..............................       300        10,545
  IDACORP, Inc..........................       600        20,928
  Kansas City Power & Light Co..........     1,200        29,460
  KeySpan Corp..........................       700        25,536
  MDU Resources Group, Inc..............     5,500       174,020
  Mirant Corp.*.........................     1,272        43,757
  NiSource, Inc.........................       737        20,142
  NiSource, Inc.-Sails*.................       122           289
  Northeast Utilities...................       900        18,675
  Northwest Natural Gas Co..............       500        12,450
  NorthWestern Corp.....................       500        11,200
  OGE Energy Corp.......................       500        11,305
  Parker-Hannifin Corp..................       600        25,464
  Peoples Energy Corp...................     1,800        72,360
  PG&E Corp.............................     1,900        21,280
  Philadelphia Suburban Corp............       625        15,938
  Pinnacle West Capital Corp............       300        14,220
  Potomac Electric Power Co.............     1,100        23,012
  PPL Corp..............................       700        38,500
  Public Service Enterprise
    Group, Inc..........................       400        19,560
  Puget Energy, Inc.....................       500        13,100
  Questar Corp..........................       700        17,332
  Reliant Energy, Inc...................     3,100        99,851
  SCANA Corp............................       400        11,360
                                           SHARES      VALUE+
----------------------------------------------------------------
  Sierra Pacific Resources..............       800   $    12,792
  Southern Co...........................     3,200        74,400
  TECO Energy, Inc......................       500        15,250
  TXU Corp..............................     2,600       125,294
  UIL Holdings Corp.....................       200         9,718
  Unisource Energy Corp.................       600        13,782
  UtiliCorp United, Inc.................       600        18,330
  Vectren Corp..........................       500        10,350
  WGL Holdings, Inc.....................       400        10,844
  Wisconsin Energy Corp.................       500        11,885
  Xcel Energy, Inc......................     1,700        48,365
                                                     -----------
                                                       2,020,131
                                                     -----------

WASTE MANAGEMENT -- 0.3%
  Allied Waste Industries, Inc.*........     1,000        18,680
  Republic Services, Inc. Class A*......       900        17,865
  Waste Management, Inc.................     4,400       135,608
                                                     -----------
                                                         172,153
                                                     -----------

OTHER -- 4.1%
  U.S. Micro Cap Portfolio*.............   192,976     2,282,902
                                                     -----------
  TOTAL COMMON STOCKS
    (Identified Cost $54,265,328).......              55,432,532
                                                     -----------

SHORT-TERM INVESTMENTS -- 2.3%

OTHER -- 2.3%
  SSgA Government Money Market Fund.....   193,906       193,906
  SSgA Money Market Fund................  1,066,021    1,066,021
                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $1,259,927)........               1,259,927
                                                     -----------


--------------------------------------------------------------
TOTAL INVESTMENTS -- 102.0%
  (IDENTIFIED COST $55,525,255)#..................  56,692,459
  Liabilities, Less Cash and Other Assets --
    (2.0%)........................................  (1,087,524)
                                                    ----------
NET ASSETS -- 100%................................  $55,604,935
                                                    ==========

  +  See Note 1.
  *  Non-income producing security
  # At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $55,531,902. Net unrealized appreciation aggregated $1,160,557, of which $5,675,273 related to appreciated investment securities and $4,514,716 related to depreciated investment securities.
(a)  Bankrupt security/delisted.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA U.S. HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001

                                           SHARES     VALUE+
---------------------------------------------------------------
COMMON STOCKS -- 99.4%
AEROSPACE/DEFENSE -- 2.5%
  Northrop Grumman Corp.................    1,500   $   120,150
  Raytheon Co.*.........................   23,000       610,650
                                                    -----------
                                                        730,800
                                                    -----------
AIRLINES -- 3.3%
  AMR Corp..............................   12,900       466,077
  Delta Air Lines, Inc..................    9,800       431,984
  UAL Corp..............................    2,000        70,300
                                                    -----------
                                                        968,361
                                                    -----------
AUTO & RELATED -- 5.4%
  Borg-Warner Automotive, Inc...........    2,400       119,088
  Cummins Engine Co., Inc...............    3,800       147,060
  Dana Corp.............................    6,500       151,710
  Ford Motor Co.........................    6,600       162,030
  Lear Corp.*...........................    2,300        80,270
  Navistar International Corp.*.........      700        19,691
  Tenneco Automotive, Inc...............      260           848
  TRW, Inc..............................   13,500       553,500
  United Rentals, Inc.*.................    6,300       163,485
  Visteon Corp..........................   11,391       209,366
                                                    -----------
                                                      1,607,048
                                                    -----------
BANKS/SAVINGS & LOANS -- 2.4%
  Astoria Financial Corp................    1,800        99,000
  BancWest Corp.........................    2,000        68,800
  Commercial Federal Corp...............    2,000        46,200
  GreenPoint Financial Corp.............    3,000       115,200
  Hibernia Corp. Class A................    3,500        62,300
  Independence Community Bank Corp......    2,300        45,402
  Sovereign Bancorp, Inc................   20,600       267,800
                                                    -----------
                                                        704,702
                                                    -----------
BROADCASTING -- 2.7%
  Chris-Craft Industries, Inc...........      500        35,700
  Clear Channel
    Communications, Inc.*...............   10,500       658,350
  Hearst-Argyle Television, Inc.*.......    4,400        88,000
  Sinclair Broadcast Group, Inc.
    Class A*............................    1,600        16,480
                                                    -----------
                                                        798,530
                                                    -----------
BUILDING & CONSTRUCTION -- 1.8%
  Centex Corp...........................    1,500        61,125
  Lafarge Corp..........................    6,200       207,762
  Pulte Corp............................    2,000        85,260
  Rayonier, Inc.........................      900        41,805
  York International Corp...............    3,900       136,578
                                                    -----------
                                                        532,530
                                                    -----------
BUSINESS SERVICES -- 1.4%
  Ariba, Inc.*..........................    2,800        15,400
  i2 Technologies, Inc.*................   17,700       350,460
  The Profit Recovery Group
    International, Inc.*................    5,200        59,592
                                                    -----------
                                                        425,452
                                                    -----------
CHEMICALS -- 1.9%
  Ashland, Inc..........................    1,900   $    76,190
                                           SHARES     VALUE+
---------------------------------------------------------------
  Crompton Corp.........................    2,500        27,250
  Eastman Chemical Co...................    1,200        57,156
  IMC Global, Inc.......................   10,400       106,080
  Lubrizol Corp.........................    1,800        55,890
  Lyondell Chemical Co..................   10,700       164,566
  Millennium Chemicals, Inc.............    4,400        66,220
  Valhi, Inc............................    1,800        23,310
                                                    -----------
                                                        576,662
                                                    -----------
COMPUTER EQUIPMENT -- 0.5%
  Ingram Micro, Inc. Class A*...........    9,600       139,104
  Silicon Graphics, Inc.................    4,100         5,699
                                                    -----------
                                                        144,803
                                                    -----------
COMPUTER SOFTWARE -- 0.2%
  3Com Corp.............................    5,100        24,225
  WebMD Corp.*..........................    4,000        28,000
                                                    -----------
                                                         52,225
                                                    -----------
CONSUMER PRODUCTS -- 0.6%
  Fortune Brands, Inc...................    3,700       141,932
  Hasbro, Inc...........................    3,400        49,130
                                                    -----------
                                                        191,062
                                                    -----------
CONTAINERS & GLASS -- 0.1%
  Pactiv Corp.*.........................    1,300        17,420
                                                    -----------
CONTAINERS-PAPER/PLASTIC -- 1.2%
  Smurfit-Stone Container Corp.*........   22,200       359,640
                                                    -----------
DIVERSIFIED OPERATIONS -- 2.4%
  Tyco International Ltd................   12,847       700,162
                                                    -----------
ELECTRONICS -- 4.4%
  Arrow Electronics, Inc.*..............      700        17,003
  General Motors Corp. Class H*.........   15,800       319,950
  MIPS Technologies, Inc. Class B*......      268         3,457
  Tech Data Corp.*......................      500        16,680
  Thermo Electron Corp.*................    2,000        44,040
  Thomas & Betts Corp...................    5,000       110,350
  Vishay Intertechnology, Inc.*.........   33,900       779,700
                                                    -----------
                                                      1,291,180
                                                    -----------
FINANCIAL SERVICES -- 2.8%
  Bear Stearns Cos., Inc................    3,160       186,345
  Countrywide Credit
    Industries, Inc.....................    4,500       206,460
  Heller Financial, Inc. Class A........    1,000        40,000
  KeyCorp...............................    9,700       252,685
  Liberty Financial Cos., Inc...........    1,800        58,410
  Pacific Century Financial Corp........    2,800        72,212
                                                    -----------
                                                        816,112
                                                    -----------
FOOD & BEVERAGES -- 3.3%
  Archer-Daniels-Midland Co.............   23,520       305,760
  Coca-Cola Enterprises, Inc............   10,700       174,945
  Corn Products International, Inc......    9,200       294,400

--------------------------------------------------------------------------------
SA U.S. HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001 (Continued)

---------------------------------------------------------------
                                           SHARES     VALUE+
  IBP, Inc..............................    3,000   $    75,750
  Tyson Foods, Inc. Class A.............   12,200       112,362
                                                    -----------
                                                        963,217
                                                    -----------
FOREST & PAPER PRODUCTS -- 5.7%
  Georgia-Pacific Group.................    7,400       250,490
  International Paper Co................   19,485       695,615
  Mead Corp.............................    8,100       219,834
  Weyerhaeuser Co.......................    9,700       533,209
                                                    -----------
                                                      1,699,148
                                                    -----------
FUNERAL SERVICES -- 0.1%
  Service Corp. International*..........    3,000        19,080
                                                    -----------
HEALTH CARE -- SERVICES -- 1.7%
  Health Net, Inc.*.....................    3,600        62,640
  Healthsouth Corp.*....................   15,100       241,147
  Humana, Inc.*.........................    5,200        51,220
  Manor Care, Inc.*.....................    2,200        69,850
  Omnicare, Inc.........................    4,200        84,840
                                                    -----------
                                                        509,697
                                                    -----------
INSURANCE -- 15.1%
  Allmerica Financial Corp..............    1,500        86,250
  Allstate Corp.........................   15,100       664,249
  American Financial Group, Inc.........   13,400       406,020
  American National Insurance Co........    2,400       179,400
  Cincinnati Financial Corp.............   11,900       470,050
  CNA Financial Corp.*..................   12,800       504,960
  Conseco, Inc..........................   23,500       320,775
  Lincoln National Corp.................    2,000       103,500
  Loews Corp............................    9,400       605,642
  MONY Group, Inc.......................    4,200       168,546
  Old Republic International Corp.......    3,500       101,500
  Safeco Corp...........................   10,100       297,950
  St. Paul Cos., Inc....................    6,100       309,209
  The First American Corp...............    2,200        41,668
  Unitrin, Inc..........................    2,000        76,800
  UnumProvident Corp....................    4,200       134,904
                                                    -----------
                                                      4,471,423
                                                    -----------
INTERNET SERVICES -- 2.4%
  Commerce One, Inc.*...................    4,400        25,696
  Qwest Communications
    International, Inc..................   10,000       318,700
  Redback Networks, Inc.*...............    1,700        15,164
  VeriSign, Inc.*.......................    6,000       360,060
                                                    -----------
                                                        719,620
                                                    -----------
LEISURE -- 3.0%
  Brunswick Corp........................    4,200       100,926
  Extended Stay America, Inc.*..........    3,300        49,500
  Mandalay Resort Group*................    2,600        71,240
  Park Place Entertainment Corp.*.......   26,900       325,490
  Six Flags, Inc.*......................    7,300       153,592
  Starwood Hotels & Resorts
    Worldwide, Inc. Class B.............    5,300   $   197,584
                                           SHARES     VALUE+
---------------------------------------------------------------
                                                    -----------
                                                        898,332
                                                    -----------
MACHINERY -- 0.1%
  Tecumseh Products Co. Class A.........      600        29,700
                                                    -----------
METALS & MINING -- 1.5%
  Massey Energy Co......................    6,900       136,344
  Phelps Dodge Corp.....................    7,200       298,800
                                                    -----------
                                                        435,144
                                                    -----------
MULTIMEDIA -- 3.6%
  A.H. Belo Corp. Series A..............    3,100        58,404
  Adelphia Communications Corp.
    Class A*............................    7,000       287,000
  AT&T Corp. -- Liberty Media Corp.
    Class A*............................   40,100       701,349
  Key3Media Group, Inc.*................    1,550        17,995
                                                    -----------
                                                      1,064,748
                                                    -----------
OIL & GAS -- 2.0%
  Amerada Hess Corp.....................    1,200        96,960
  Devon Energy Corp.....................    1,200        63,000
  Helmerich & Payne, Inc................      800        24,656
  Occidental Petroleum Corp.............    4,000       106,360
  Pioneer Natural Resources Co.*........    3,200        54,560
  Sunoco, Inc...........................    1,000        36,630
  Tidewater, Inc........................      500        18,850
  USX- Marathon Group...................    6,400       188,864
                                                    -----------
                                                        589,880
                                                    -----------
OIL REFINING -- 0.6%
  Ultramar Diamond Shamrock Corp........    2,500       118,125
  Valero Energy Corp....................    1,600        58,848
                                                    -----------
                                                        176,973
                                                    -----------
PAPER & RELATED PRODUCTS -- 1.7%
  Boise Cascade Corp....................    5,200       182,884
  Bowater, Inc..........................    1,400        62,636
  Louisiana-Pacific Corp................   10,500       123,165
  Temple-Inland, Inc....................    2,800       149,212
                                                    -----------
                                                        517,897
                                                    -----------
PUBLISHING -- 0.2%
  Hollinger International, Inc.
    Class A.............................    2,600        35,750
  Pulitzer, Inc.........................      300        15,840
                                                    -----------
                                                         51,590
                                                    -----------
RETAIL -- FOOD -- 0.7%
  SUPERVALU, Inc........................   11,700       205,335
                                                    -----------
RETAIL -- GENERAL -- 5.0%
  Big Lots, Inc.*.......................    5,400        73,872
  Dillards, Inc. Class A................    8,200       125,214
  Federated Department Stores, Inc.*....    9,400       399,500
  J.C. Penney Co., Inc..................   13,000       342,680
  Kmart Corp.*..........................   21,600       247,752

--------------------------------------------------------------------------------
SA U.S. HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001 (Continued)

---------------------------------------------------------------
                                           SHARES     VALUE+
  Longs Drug Stores Corp................    4,000   $    86,200
  Sears, Roebuck & Co...................    4,800       203,088
                                                    -----------
                                                      1,478,306
                                                    -----------
RETAIL -- SPECIALTY -- 2.5%
  AutoNation, Inc.......................   14,400       167,040
  Office Depot, Inc.*...................   10,900       113,142
  Rite Aid Corp.........................    8,500        76,500
  Saks, Inc.*...........................   12,900       123,840
  Toys "R" Us, Inc.*....................    8,000       198,000
  Venator Group, Inc.*..................    3,800        58,140
                                                    -----------
                                                        736,662
                                                    -----------
STEEL -- 0.7%
  AK Steel Holding Corp.................    9,800       122,892
  USX- U.S. Steel Group.................    2,200        44,330
  Worthington Industries, Inc...........    3,000        40,800
                                                    -----------
                                                        208,022
                                                    -----------
TELECOMMUNICATIONS -- 6.1%
  AT&T Corp.............................   33,900       745,800
  Harris Corp...........................    2,000        54,420
  Level 3 Communications, Inc.*.........   13,500        74,115
  Lucent Technologies, Inc..............   10,000        62,000
  Metromedia Fiber Network, Inc.
    Class A*............................   14,000        28,560
  NTL, Inc.*............................    8,300       100,015
  WorldCom, Inc.........................   50,300       714,260
  WorldCom, Inc. -- MCI Group*..........    1,224        19,706
  XO Communications, Inc. Class A*......    2,800         5,376
                                                    -----------
                                                      1,804,252
                                                    -----------
TIRES & RUBBER -- 1.3%
  Cooper Tire & Rubber Co...............    2,300        32,660
  Goodyear Tire & Rubber Co.............   12,400       347,200
                                                    -----------
                                                        379,860
                                                    -----------
                                           SHARES     VALUE+
---------------------------------------------------------------

TOBACCO -- 1.5%
  R.J. Reynolds Tobacco
    Holdings, Inc.......................    8,200   $   447,720
                                                    -----------
TRANSPORTATION -- 6.9%
  Alexander & Baldwin, Inc..............    3,700        95,275
                                                    -----------
  Burlington Northern Santa Fe Corp.....   15,200       458,584
  CSX Corp..............................    7,600       275,424
  GATX Corp.............................    1,500        60,150
  Norfolk Southern Corp.................   13,400       277,380
  Ryder System, Inc.....................    6,200       121,520
  Union Pacific Corp....................   13,800       757,758
                                                    -----------
                                                      2,046,091
                                                    -----------
UTILITIES -- 0.1%
  Alliant Energy Corp...................    1,200        34,980
                                                    -----------
  TOTAL COMMON STOCKS
    (Identified Cost $24,535,433).......             29,404,366
                                                    -----------

SHORT-TERM INVESTMENTS -- 0.6%
OTHER -- 0.6%
  SSgA Government Money Market Fund.....      500           500
  SSgA Money Market Fund................  159,831       159,831
                                                    -----------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $160,331)..........                160,331
                                                    -----------


--------------------------------------------------------------
TOTAL INVESTMENTS -- 100.0%
  (IDENTIFIED COST $24,695,764)#..................  29,564,697
  Cash and Other Assets, Less Liabilities --
    0.0%..........................................      12,812
                                                    ----------
NET ASSETS -- 100%................................  $29,577,509
                                                    ==========

  +  See Note 1.
  *  Non-income producing security
  # At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $24,714,570. Net unrealized appreciation aggregated $4,850,127, of which $5,686,167 related to appreciated investment securities and $836,040 related to depreciated investment securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001

                                          SHARES     VALUE+
--------------------------------------------------------------
COMMON STOCKS -- 99.7%
ADVERTISING -- 0.2%
  Equity Marketing, Inc.*...............     800   $     8,880
  Penton Media, Inc.....................   1,000        17,500
  ValueVision International, Inc.
    Class A*............................   1,900        41,325
                                                   -----------
                                                        67,705
                                                   -----------

AEROSPACE/DEFENSE -- 1.5%
  AAR Corp..............................   1,600        27,360
  Alliant Techsystems, Inc.*............   1,200       107,880
  Armor Holdings, Inc.*.................     900        13,500
  BE Aerospace, Inc.*...................   1,500        28,575
  DRS Technologies, Inc.*...............   1,100        25,278
  Engineered Support Systems, Inc.......   1,000        39,190
  GenCorp, Inc..........................   2,500        32,000
  HEICO Corp............................     600        11,520
  Hexcel Corp.*.........................   1,500        19,125
  Kaman Corp. Class A...................   1,800        31,860
  Northrop Grumman Corp.................     195        15,619
  Orbital Sciences Corp. Class A*.......   1,900         7,372
  REMEC, Inc.*..........................   1,300        16,120
  The Fairchild Corp. Class A...........   2,200        15,422
  Triumph Group, Inc.*..................     400        19,600
  United Industrial Corp................     900        15,075
                                                   -----------
                                                       425,496
                                                   -----------

AGRICULTURAL OPERATIONS -- 0.2%
  AGCO Corp.............................   3,000        27,450
  Cadiz, Inc.*..........................   1,100        11,000
  Delta & Pine Land Co..................   1,500        29,280
                                                   -----------
                                                        67,730
                                                   -----------

AIRLINES -- 1.1%
  AirTran Holdings, Inc.*...............   3,300        34,650
  Alaska Air Group, Inc.*...............   5,000       144,500
  America West Holding Corp.
    Class B*............................   1,700        16,949
  Amtran, Inc.*.........................     700        15,323
  Atlantic Coast Airlines
    Holdings, Inc.*.....................   1,200        35,988
  Frontier Airlines, Inc.*..............     750         8,490
  Mesa Air Group, Inc.*.................   1,700        22,610
  Mesaba Holdings, Inc.*................     800         7,376
  Midway Airlines Corp.*................     100           329
  Midwest Express Holdings, Inc.*.......     700        12,145
  SkyWest, Inc..........................   1,000        28,000
                                                   -----------
                                                       326,360
                                                   -----------

AUTO & RELATED -- 1.6%
  A.S.V., Inc.*.........................     500         6,750
  American Axle & Manufacturing
    Holdings, Inc.*.....................     300         5,100
  ANC Rental Corp.*.....................     200           600
  Arctic Cat, Inc.......................     900        13,050
  ArvinMeritor, Inc.....................     500         8,370
  Bandag, Inc...........................     500        13,650
  Coachmen Industries, Inc..............   1,600        21,200
  Collins & Aikman Corp.*...............   5,000        31,000
  CSK Auto Corp.*.......................   4,200        34,860
  Dollar Thrifty Automotive
    Group, Inc.*........................   1,200        28,800
  Dura Automotive Systems, Inc.*........   1,400        22,400
  Exide Corp............................   1,100        12,650
  Federal-Mogul Corp....................   2,800   $     4,732
                                          SHARES     VALUE+
--------------------------------------------------------------
  Hayes Lemmerz International, Inc.*....   1,700        10,880
  Insurance Auto Auctions, Inc.*........   1,200        20,400
  LoJack Corp.*.........................   1,600         9,152
  Midas, Inc............................     800        10,080
  Monaco Coach Corp.*...................   1,300        43,160
  National R.V. Holdings, Inc.*.........   1,100        16,500
  Oshkosh Truck Corp....................     400        17,700
  Rent-A-Center, Inc.*..................     500        26,300
  Rent-Way, Inc.*.......................   1,000        10,900
  Skyline Corp..........................     500        13,600
  Standard Motor Products, Inc..........   1,300        17,290
  Strattec Security Corp.*..............     300        10,416
  Tenneco Automotive, Inc...............   2,100         6,846
  Tower Automotive, Inc.*...............   2,200        22,550
  United Auto Group, Inc.*..............   1,100        19,250
  Winnebago Industries, Inc.............     800        24,600
                                                   -----------
                                                       482,786
                                                   -----------

BANKS/SAVINGS & LOANS -- 6.5%
  1st Source Corp.......................     662        18,522
  Alliance Bancorp......................     600        17,688
  AMCORE Financial, Inc.................   1,100        26,444
  Anchor BanCorp Wisconsin, Inc.........   1,400        22,260
  Andover Bancorp, Inc..................     400        20,100
  Area Bancshares Corp..................     750        12,375
  BancorpSouth, Inc.....................   1,600        27,200
  BankUnited Financial Corp.
    Class A*............................   1,300        18,265
  Banner Corp...........................     660        14,520
  Bay View Capital Corp.................   1,000         7,480
  Boston Private Financial
    Holdings, Inc.......................     800        17,920
  Brookline Bancorp, Inc................   1,400        19,656
  BSB Bancorp, Inc......................     600        13,830
  Cathay Bancorp, Inc...................     900        49,221
  Centennial Bancorp....................   1,155         9,529
  CFS Bancorp, Inc......................   1,100        15,213
  Chemical Financial Corp...............     470        13,865
  Chittenden Corp.......................     600        20,190
  Coastal Bancorp, Inc..................     700        22,372
  Columbia Banking System, Inc..........     770         9,825
  Commonwealth Bancorp, Inc.............     700        12,509
  Community Bank Systems, Inc...........     400        11,200
  Community Trust Bancorp, Inc..........     100         2,400
  Corus Bankshares, Inc.................   1,400        84,350
  Dime Community Bancshares.............     600        20,352
  East West Bancorp, Inc................   1,100        29,700
  F&M Bancorp...........................     500        14,900
  F&M National Corp.....................   1,200        48,000
  F.N.B Corp............................   2,310        68,145
  First Charter Corp....................   1,600        30,000
  First Citizens BancShares, Inc........     200        21,700
  First Federal Capital Corp............     900        14,580
  First Financial Bancorp...............   2,365        40,394
  First Financial Holdings, Inc.........     700        16,100
  First Indiana Corp....................     400        10,412
  First Niagara Financial
    Group, Inc..........................   1,800        27,954
  First Republic Bank*..................     750        18,375
  First Sentinel Bancorp, Inc...........   1,400        18,998
  FirstFed Financial Corp.*.............     600        17,880
  Flagstar Bancorp, Inc.................     700        14,630

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
BANKS/SAVINGS & LOANS  (CONTINUED)
  GBC Bancorp...........................   1,300   $    37,115
  Gold Banc Corp., Inc..................   2,200        17,028
  Harbor Florida Bancshares, Inc........   1,100        21,065
  Harleysville National Corp............     420        19,425
  Hudson River Bancorp, Inc.............     900        16,290
  Independent Bank Corp.-MA.............   1,400        27,636
  Independent Bank Corp.-MI.............     700        17,185
  Integra Bank Corp.....................     600        14,862
  MAF Bancorp, Inc......................   2,400        73,680
  Main Street Bancorp, Inc..............   1,500        16,725
  Mid-State Bancshares..................   1,100        20,064
  Mississippi Valley
    Bankshares, Inc.....................     500        19,950
  National City Bancorp.................     900        26,955
  NBT Bancorp, Inc......................   1,260        24,318
  Northwest Bancorp, Inc................   1,400        14,700
  OceanFirst Financial Corp.............     700        18,158
  Ocwen Financial Corp.*................   1,400        14,350
  Pacific Capital Bancorp...............   1,300        39,585
  Pacific Northwest Bancorp.............     600        14,994
  PFF Bancorp, Inc......................     700        17,500
  Promistar Financial Corp..............     525        12,600
  Provident Bankshares Corp.............     840        20,950
  Republic Bancorp, Inc.................   2,500        34,750
  Richmond County Financial Corp........     600        22,512
  Riggs National Corp...................   1,100        18,689
  St. Francis Capital Corp..............     500        10,925
  State Financial Services Corp.
    Class A.............................   1,100        14,025
  Staten Island Bancorp, Inc............     700        19,495
  Sterling Bancshares, Inc..............   2,600        49,868
  Texas Regional Bancshares, Inc.
    Class A.............................     440        17,728
  The Trust Co. of New Jersey...........     800        19,360
  TrustCo Bank Corp. NY.................   2,465        32,908
  UCBH Holdings, Inc....................   1,000        30,350
  United Community Financial Corp.......   1,700        14,790
  United National Bancorp...............     530        12,020
  Valley National Bancorp...............     480        13,608
  Wachovia Corp.........................     236        16,791
  Webster Financial Corp................     456        14,948
  WesBanco, Inc.........................   1,000        25,090
  West Coast Bancorp....................     847        10,731
  Westcorp, Inc.........................   5,360       113,632
                                                   -----------
                                                     1,896,409
                                                   -----------

BROADCASTING -- 0.6%
  4Kids Entertainment, Inc.*............     600        11,490
  ACTV, Inc.*...........................   3,400        11,322
  Cumulus Media, Inc. Class A*..........   1,400        17,542
  Entravision Communications Corp.*.....     200         2,460
  Paxson Communications Corp.*..........   5,000        67,500
  Regent Communications, Inc.*..........   1,400        16,786
  Sinclair Broadcast Group, Inc.
    Class A*............................   2,100        21,630
  Spanish Broadcasting System, Inc.
    Class A*............................   1,400        11,494
  Wink Communications, Inc.*............   1,800         4,608
                                                   -----------
                                                       164,832
                                                   -----------

BUILDING & CONSTRUCTION -- 3.2%
  Ampco-Pittsburgh Corp.................   1,000        11,300
                                          SHARES     VALUE+
--------------------------------------------------------------
  Apogee Enterprises, Inc...............   1,700   $    21,233
  Beazer Homes USA, Inc.*...............     500        31,745
  Butler Manufacturing Co...............     400        10,000
  Centex Construction Products, Inc.....     800        26,000
  Champion Enterprises, Inc.*...........   2,400        27,312
  Crossmann Communities, Inc............     600        23,814
  Dal-Tile International, Inc.*.........   1,100        20,405
  Del Webb Corp.*.......................     700        27,083
  Dycom Industries, Inc.*...............   2,100        48,153
  Elcor Corp............................     600        12,150
  Emcor Group, Inc.*....................   1,000        36,150
  Fleetwood Enterprises, Inc............   2,000        28,160
  Florida Rock Industries, Inc..........   3,700       173,530
  Foster Wheeler Ltd....................   1,200        10,860
  Granite Construction, Inc.............     750        19,065
  Hovnanian Enterprises, Inc.
    Class A*............................   1,600        23,216
  Integrated Electrical
    Services, Inc.*.....................   1,500        14,625
  Lennox International, Inc.............   2,800        30,660
  M.D.C. Holdings, Inc..................     770        27,258
  Modine Manufacturing Co...............     800        22,064
  NCI Building Systems, Inc.*...........     900        16,425
  Nortek, Inc.*.........................   1,200        37,464
  Palm Harbor Homes, Inc.*..............     700        15,225
  Ryland Group, Inc.....................     400        20,240
  Schuler Homes, Inc. Class A*..........     500         6,770
  Standard Pacific Corp.................   1,400        32,410
  Texas Industries, Inc.................   1,100        37,829
  The Shaw Group, Inc.*.................     600        24,060
  Thor Industries, Inc..................     400        13,188
  Toll Brothers, Inc.*..................     700        27,517
  Trex Co., Inc.*.......................     700        13,475
  URS Corp.*............................   1,000        27,000
  USG Corp..............................   2,200         9,284
  Wackenhut Corrections Corp.*..........   1,300        17,030
  Washington Group
    International, Inc.*(a).............   2,600           174
                                                   -----------
                                                       942,874
                                                   -----------

BUSINESS SERVICES -- 3.8%
  Acacia Research Corp.*................     700        10,444
  Administaff, Inc.*....................   1,400        36,400
  ADVO, Inc.*...........................     400        13,660
  AHL Services, Inc.*...................   1,200         9,600
  Ambassadors International, Inc........   1,000        24,700
  American Management Systems, Inc.*....   2,100        49,560
  Angelica Corp.........................     900         9,900
  Aspect Communications Corp.*..........   2,600        18,174
  Banta Corp............................   1,500        43,950
  BARRA, Inc.*..........................     450        17,617
  Bowne & Co., Inc......................   1,100        12,650
  Brady Corp. Class A...................   1,000        36,130
  Braun Consulting, Inc.*...............     100           805
  CCC Information Services
    Group, Inc.*........................   2,200        13,068
  CDI Corp.*............................   1,000        16,990
  Century Business Services, Inc.*......   6,000        32,400
  Charles River Associates, Inc.*.......   1,000        17,500
  CIBER, Inc.*..........................   2,300        21,850
  ClickAction, Inc.*....................   1,900         3,895
  Consolidated Graphics, Inc.*..........     800        13,600
  CorVel Corp.*.........................     200         7,450
  DiamondCluster
    International, Inc.*................     600         7,638

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
BUSINESS SERVICES  (CONTINUED)
  Edgewater Technology, Inc.*...........   1,133   $     3,965
  Electro Rent Corp.*...................   1,000        16,310
  eLoyalty Corp.*.......................   2,300         2,300
  Emergent Information
    Technologies, Inc.*.................   1,500         2,063
  Encompass Services Corp.*.............   3,125        27,969
  ePlus, Inc.*..........................   1,200        12,648
  Fair, Issac & Co., Inc................     450        27,819
  First Consulting Group, Inc.*.........     900         6,480
  Forrester Research, Inc.*.............   2,000        45,180
  Franklin Covey Co.*...................   1,000         5,500
  Frontline Capital Group*..............   1,100         1,650
  FTI Consulting, Inc.*.................   1,100        23,980
  Gartner, Inc. Class A*................   2,700        29,700
  HeadHunter.NET, Inc.*.................   2,000         9,360
  Heidrick & Struggles
    International, Inc.*................   1,200        24,396
  Imation Corp.*........................   1,400        35,280
  infoUSA, Inc..........................   3,000        18,000
  Innotrac Corp.*.......................   1,700        12,750
  John H. Harland Co....................   2,000        46,600
  Keane, Inc.*..........................   2,700        59,400
  Kforce.com, Inc.*.....................     595         3,868
  Korn/Ferry International*.............   1,900        29,450
  Level 8 Systems, Inc.*................   1,300         6,149
  MAXIMUS, Inc.*........................     400        16,036
  Modis Professional Services, Inc.*....   3,900        26,910
  Navigant Consulting, Inc.*............   2,000        16,400
  Navigant International, Inc.*.........     900        12,654
  NCO Group, Inc.*......................     500        15,465
  On Assignment, Inc.*..................   1,100        19,800
  ProBusiness Services, Inc.*...........     500        13,275
  Professional Detailing, Inc.*.........     400        36,800
  QRS Corp.*............................     800        13,280
  SITEL Corp.*..........................   5,000         8,000
  Spherion Corp.*.......................   2,500        22,375
  Staff Leasing, Inc....................     200           762
  TeleTech Holdings, Inc.*..............   2,600        23,374
  The Kroll-O' Gara Co.*................   1,800        17,028
  Westaff, Inc..........................     100           330
  Workflow Management, Inc.*............   1,600         9,920
                                                   -----------
                                                     1,121,207
                                                   -----------

CHEMICALS -- 2.1%
  A. Schulman, Inc......................   5,900        79,650
  Airgas, Inc.*.........................   2,700        32,130
  Arch Chemicals, Inc...................     700        15,281
  ChemFirst, Inc........................   1,800        47,160
  Dionex Corp.*.........................   1,100        36,575
  Ferro Corp............................     700        15,267
  Georgia Gulf Corp.....................   1,900        29,450
  H.B. Fuller Co........................     800        39,920
  Hawkins, Inc..........................   1,200        10,500
  International Specialty
    Products, Inc.*.....................   2,700        28,620
  Landec Corp.*.........................   1,800         7,020
  MacDermid, Inc........................   1,600        28,800
  Minerals Technologies, Inc............     600        25,752
  NL Industries, Inc....................   1,000        13,850
  Olin Corp.............................   1,300        22,412
  PolyOne Corp..........................   2,000        20,820
                                          SHARES     VALUE+
--------------------------------------------------------------
  Spartech Corp.........................   1,400   $    33,810
  Symyx Technologies*...................   1,200        29,028
  Terra Industries, Inc.*...............   6,100        23,790
  TETRA Technologies, Inc.*.............     800        19,560
  Uniroyal Technology Corp.*............   2,000        17,000
  W.R. Grace & Co.*(a)..................     700         1,225
  WD-40 Co..............................     500        11,220
  Wellman, Inc..........................   1,400        25,060
                                                   -----------
                                                       613,900
                                                   -----------

COMMERCIAL SERVICES -- 0.9%
  Aviation Sales Co.*...................   1,700         2,890
  Central Parking Corp..................   1,800        33,660
  CoStar Group, Inc.*...................     800        21,040
  F.Y.I., Inc.*.........................   1,400        57,400
  Mail-Well, Inc.*......................   2,500        10,625
  Memberworks, Inc.*....................     800        18,512
  Mobile Mini, Inc.*....................     500        16,490
  Plexus Corp.*.........................     800        26,400
  Pre-Paid Legal Services, Inc.*........     500        11,000
  R.H. Donnelley Corp.*.................     700        22,400
  Source Information Management Co.*....   2,000        11,060
  StarTek, Inc.*........................     600        13,560
  Veritas DGC, Inc.*....................     400        11,100
                                                   -----------
                                                       256,137
                                                   -----------

COMMUNICATIONS EQUIPMENT -- 1.3%
  Allen Telecom, Inc.*..................   2,000        30,000
  Alliance Fiber Optic
    Products, Inc.*.....................     500         2,375
  ANADIGICS, Inc.*......................     900        20,700
  Avanex Corp.*.........................   2,600        25,220
  Captaris, Inc.*.......................   1,600         3,328
  Computer Access Technology Corp.*.....     900         5,400
  Copper Mountain Networks, Inc.*.......   2,100         8,610
  Ditech Communications Corp.*..........   1,300         9,646
  DMC Stratex Networks, Inc.*...........   3,700        37,000
  Entrada Networks, Inc.*...............     250           175
  InterVoice-Brite, Inc.*...............   1,000        11,000
  KVH Industries, Inc.*.................   1,200         8,280
  MasTec, Inc.*.........................   2,400        31,680
  Motient Corp.*........................     500           535
  Network Equipment
    Technologies, Inc.*.................   3,300        10,560
  North Pittsburgh Systems, Inc.........     800        12,792
  Novatel Wireless, Inc.*...............   2,700         5,481
  Oplink Communications, Inc.*..........   1,500         5,625
  Performance Technologies, Inc.*.......     600         9,000
  ROHN Industries, Inc.*................   1,600         7,600
  Somera Communications, Inc.*..........     100           716
  Sorrento Networks Corp.*..............   1,000        11,980
  SpectraLink Corp.*....................     800        10,408
  Stratos Lightwave, Inc.*..............   2,569        33,397
  SymmetriCom, Inc.*....................   1,200        17,568
  Terayon Communication
    Systems, Inc.*......................   2,500        15,300
  Universal Access, Inc.*...............   3,400        21,080
  ViaSat, Inc.*.........................     900        21,492
  WJ Communications, Inc.*..............     800         3,720
                                                   -----------
                                                       380,668
                                                   -----------

COMPUTER EQUIPMENT -- 1.8%
  Computer Network Technology Corp.*....   1,200        12,732

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
COMPUTER EQUIPMENT  (CONTINUED)
  Constellation 3D, Inc.*...............   2,300   $    12,905
  Dot Hill Systems Corp.*...............   2,400         4,440
  Drexler Technology Corp.*.............   1,000        12,010
  Hutchinson Technology, Inc.*..........   1,000        19,050
  Insight Enterprises, Inc.*............   2,100        51,450
  Interphase Corp.*.....................     800         4,120
  JNI Corp.*............................   1,400        18,088
  Kronos, Inc.*.........................     300        12,285
  Maxtor Corp.*.........................   1,900         9,975
  Maxwell Technologies, Inc.*...........     500        11,150
  Mentor Graphics Corp.*................   4,900        85,750
  Mercury Computer Systems, Inc.*.......     400        19,800
  MTS Systems Corp......................   2,100        28,959
  NeoMagic Corp.*.......................   3,100         9,920
  NYFIX, Inc.*..........................   1,000        31,950
  Printronix, Inc.*.....................     100           517
  RadiSys Corp.*........................     700        15,995
  Read-Rite Corp.*......................   2,400        12,792
  Rimage Corp.*.........................   1,200        10,020
  Silicon Graphics, Inc.*...............   3,200         4,448
  Silicon Storage Technology, Inc.*.....   1,500        15,195
  SONICblue, Inc.*......................   4,600        15,180
  Standard Microsystems Corp.*..........     800        14,320
  Systems & Computer Technology
    Corp.*..............................   1,000         9,050
  TALX Corp.............................     990        36,630
  Tidel Technologies, Inc.*.............     500           590
  Verity, Inc.*.........................     700        13,965
  Western Digital Corp.*................   7,000        28,000
                                                   -----------
                                                       521,286
                                                   -----------

COMPUTER SERVICES -- 1.6%
  Analysts International Corp...........   4,500        20,070
  Avocent Corp.*........................     836        19,019
  BindView Development Corp.*...........   2,600         5,486
  Black Box Corp.*......................   1,000        67,360
  Carreker Corp.*.......................   1,100        23,650
  Catapult Communications Corp.*........     900        20,250
  Computer Horizons Corp.*..............   3,800        11,818
  Computer Task Group, Inc..............   1,700         6,188
  Datalink Corp.........................     300         2,553
  GTECH Holdings Corp.*.................   1,700        60,367
  Informix Corp.*.......................   1,400         8,176
  Intergraph Corp.*.....................   1,500        23,100
  LCC International, Inc. Class A*......     800         5,296
  Manhattan Associates, Inc.*...........     500        19,875
  MCSi, Inc.*...........................     700        10,605
  Ontrack Data International, Inc.*.....   1,400         8,050
  PEC Solutions, Inc.*..................     500        11,050
  Pegasus Solutions, Inc.*..............   1,800        20,790
  Pomeroy Computer Resources, Inc.*.....     700         8,827
  Radiant Systems, Inc.*................   1,400        22,568
  Safeguard Scientifics, Inc.*..........   5,100        26,214
  SafeNet, Inc.*........................     300         3,000
  SimpleTech, Inc.*.....................     700         1,750
  Sykes Enterprises, Inc.*..............   2,100        23,100
  Syntel, Inc.*.........................   1,900        14,630
  Technology Solutions Co...............     800         1,424
  Vertex Interactive, Inc.*.............     300           606
                                          SHARES     VALUE+
--------------------------------------------------------------
  Viewpoint Corp.*......................   1,700   $    14,450
  Zamba Corp.*..........................   3,200         3,200
  Zomax, Inc.*..........................   1,900        16,929
                                                   -----------
                                                       480,401
                                                   -----------

COMPUTER SOFTWARE -- 4.2%
  Acclaim Entertainment, Inc.*..........     300         1,464
  Activision, Inc.*.....................   1,500        58,875
  Actuate Corp.*........................   3,000        28,650
  Adept Technology, Inc.*...............   1,000         9,900
  Agile Software Corp.*.................     900        15,300
  Ansoft Corp.*.........................     700        11,627
  ANSYS, Inc.*..........................   1,100        20,592
  Avant! Corp.*.........................   1,900        25,270
  Borland Software Corp.*...............   2,500        39,000
  Bottomline Technologies, Inc.*........     800         4,320
  Brio Technology, Inc.*................     600         4,380
  Caminus Corp.*........................     600        16,182
  Chordiant Software, Inc.*.............     100           310
  Clarus Corp.*.........................   1,900        11,685
  Cysive, Inc.*.........................     400         1,268
  Datastream Systems, Inc.*.............   1,000         8,000
  Dendrite International, Inc.*.........   2,000        22,200
  Docent, Inc.*.........................   1,400        14,000
  Echelon Corp.*........................     800        24,608
  Evans & Sutherland Computer Corp.*....   1,400        11,382
  EXE Technologies, Inc.*...............   2,100        12,306
  FileNET Corp.*........................     600         8,880
  Genomica Corp.*.......................     500         2,150
  Geoworks Corp.*.......................   3,300         4,950
  HNC Software, Inc.....................   1,600        40,000
  Hyperion Solutions Corp.*.............   1,700        25,500
  Identix, Inc.*........................   1,000         6,250
  Indus International, Inc.*............   2,100        17,014
  Infogrames, Inc.*.....................   2,800        21,280
  Interplay Entertainment Corp.*........   1,000         2,200
  IntraNet Solutions, Inc.*.............     500        19,025
  J.D. Edwards & Co.*...................   5,000        70,700
  JDA Software Group, Inc.*.............   1,200        19,932
  Macromedia, Inc.*.....................     280         5,040
  MapInfo Corp.*........................     950        20,900
  MatrixOne, Inc.*......................     900        20,871
  MetaSolv, Inc.*.......................     500         3,965
  MRO Software, Inc.*...................     900        14,220
  NetIQ Corp.*..........................     240         7,510
  Novadigm, Inc.*.......................   2,000        22,500
  ONYX Software Corp.*..................   1,900        15,200
  OTG Software, Inc.*...................   1,900        12,350
  Packeteer, Inc.*......................   1,400        17,542
  Pegasystems, Inc.*....................   1,500         5,115
  Per-Se Technologies, Inc.*............   1,200         9,780
  Phoenix Technology Ltd.*..............     800        11,680
  Pinnacle Systems, Inc.*...............   5,000        30,250
  PLATO Learning, Inc.*.................     800        24,760
  Progress Software Corp.*..............   1,000        16,200
  Red Hat, Inc.*........................   6,400        25,600
  Remedy Corp.*.........................   1,300        45,240
  Secure Computing Corp.*...............   1,000        15,710
  SERENA Software, Inc.*................   2,000        72,680
  SilverStream Software, Inc.*..........   1,000         7,050

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
COMPUTER SOFTWARE  (CONTINUED)
  SPSS, Inc.*...........................   1,032   $    16,316
  SS&C Technologies, Inc.*..............   2,400        14,880
  Storage Computer Corp.*...............   2,200        14,080
  Structural Dynamics Research Corp.*...     700        17,150
  Symantec Corp.*.......................     100         4,369
  Take-Two Interactive
    Software, Inc.*.....................   1,600        29,680
  The InterCept Group, Inc.*............     600        22,800
  THQ, Inc.*............................     800        47,704
  Tradestation Group, Inc.*.............   2,700        14,310
  Transaction Systems Architects, Inc.
    Class A*............................   1,200        17,100
  Ultimate Software Group, Inc.*........   2,100        10,542
  Witness Systems, Inc.*................     900         9,891
  Xybernaut Corp.*......................   3,200        15,360
                                                   -----------
                                                     1,217,545
                                                   -----------

CONSUMER PRODUCTS -- 0.5%
  Central Garden & Pet Co.*.............   1,000         8,280
  Department 56, Inc.*..................     800         6,120
  Fossil, Inc.*.........................   1,600        33,200
  IDEXX Laboratories, Inc.*.............     900        28,125
  Playtex Products, Inc.*...............   3,000        32,100
  Russ Berrie & Co., Inc................   1,000        29,400
  The Yankee Candle Co., Inc.*..........     700        13,293
                                                   -----------
                                                       150,518
                                                   -----------

CONTAINERS & GLASS -- 0.1%
  Crown Cork & Seal Co., Inc............   5,000        18,750
                                                   -----------

CONTAINERS-PAPER/PLASTIC -- 0.3%
  AEP Industries, Inc.*.................     400        14,136
  EarthShell Corp.*.....................   2,400         8,160
  Ivex Packaging Corp.*.................   1,000        19,000
  Longview Fibre Co.....................   2,600        32,032
  Rock-Tenn Co. Class A.................   1,200        14,700
                                                   -----------
                                                        88,028
                                                   -----------

CONSTRUCTION MATERIALS -- 0.0%
  U.S. Concrete, Inc.*..................   1,400        11,641
                                                   -----------

DISTRIBUTION/WHOLESALE -- 0.9%
  Advanced Marketing Services, Inc......   1,200        25,020
  Bell Microproducts, Inc.*.............     600         7,176
  Brightpoint, Inc.*....................   1,800         5,220
  Daisytek International Corp...........   1,000        15,750
  Hughes Supply, Inc....................     900        21,285
  International Multifoods Corp.........   1,900        39,425
  Keystone Automotive
    Industries, Inc.*...................   1,700        20,315
  Nash-Finch Co.........................   1,200        28,320
  Owens & Minor, Inc....................   1,000        19,000
  ScanSource, Inc.*.....................     600        28,452
  SCP Pool Corp.*.......................     500        17,220
  United Natural Foods, Inc.*...........     700        14,665
  Watsco, Inc...........................   1,200        16,920
                                                   -----------
                                                       258,768
                                                   -----------

DIVERSIFIED OPERATIONS -- 1.7%
  AMERCO*...............................     700        15,610
  Barnes Group, Inc.....................     600        14,820
                                          SHARES     VALUE+
--------------------------------------------------------------
  Chemed Corp...........................     500   $    18,070
  Cornell Corrections, Inc.*............     800        11,160
  ESCO Technologies, Inc.*..............     600        18,090
  Esterline Technologies Corp.*.........     900        19,575
  GenTek, Inc...........................     800         4,240
  Griffon Corp.*........................   1,500        16,500
  Kaneb Services, Inc.*.................   1,900        13,927
  Mathews International Corp.
    Class A.............................     700        30,777
  Myers Industries, Inc.................     660         9,966
  NACCO Industries, Inc. Class A........     300        23,397
  Rare Medium Group, Inc.*..............   2,500         1,025
  SPS Technologies, Inc.*...............     300        14,220
  Standex International Corp............     600        14,160
  Sturm, Ruger & Co., Inc...............   1,100        10,780
  The IT Group, Inc.*...................   2,200        13,970
  Tredegar Corp.........................   1,900        36,385
  Tyco International Ltd................     220        11,990
  U.S. Industries, Inc..................   3,100        12,710
  Universal Corp........................     600        23,796
  UNOVA, Inc.*..........................   5,000        34,400
  UQM Technologies, Inc.*...............   1,700        10,999
  Vector Group Ltd......................   1,261        40,289
  Volt Information Sciences, Inc.*......   1,100        19,250
  Walter Industries, Inc................   2,800        33,320
  Zoltek Cos., Inc.*....................   2,400        10,656
                                                   -----------
                                                       484,082
                                                   -----------

EDUCATION -- 1.0%
  Career Education Corp.*...............     800        47,920
  Education Management Corp.*...........     900        36,045
  ITT Educational Services, Inc.*.......   1,000        45,000
  ProsoftTraining.com*..................   2,300         2,875
  Renaissance Learning, Inc.*...........     700        35,413
  Strayer Education, Inc................   1,600        78,000
  Sylvan Learning Systems, Inc.*........   2,100        51,030
                                                   -----------
                                                       296,283
                                                   -----------

ELECTRICAL EQUIPMENT -- 3.2%
  Advanced Energy Industries, Inc.*.....     900        37,143
  Advanced Lighting
    Technologies, Inc.*.................   1,800         7,920
  Advanced Power Technology, Inc.*......     500         6,275
  American Technical Ceramics Corp.*....   1,200        11,772
  Artesyn Technologies, Inc.*...........   2,200        28,380
  Avid Technology, Inc.*................   1,300        20,410
  Belden, Inc...........................   2,300        61,525
  C&D Technologies, Inc.................   1,300        40,300
  Cable Design Technologies Corp.*......   2,200        35,552
  Checkpoint Systems, Inc.*.............   3,000        53,400
  CyberOptics Corp.*....................     450         5,490
  FLIR Systems, Inc.*...................   2,200        55,066
  Genlyte Group, Inc.*..................   1,400        43,274
  Helix Technology Corp.................   1,100        33,528
  Ibis Technology Corp.*................     600         6,618
  Input/Output, Inc.*...................   2,600        33,020
  Integrated Measurement
    Systems, Inc.*......................   1,200        26,340
  Intermagnetics General Corp...........     500        16,200
  LightPath Technologies, Inc.
    Class A*............................     700         6,230
  Lincoln Electric Holdings, Inc........   4,300        97,696
  Littelfuse, Inc.*.....................     400        10,716
  LTX Corp.*............................   2,400        61,344

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
ELECTRICAL EQUIPMENT  (CONTINUED)
  Measurement Specialties, Inc.*........     800   $    13,400
  Microchip Technology, Inc.*...........     477        15,946
  ParkerVision, Inc.*...................     400        10,460
  Paxar Corp.*..........................   1,400        20,160
  Photon Dynamics, Inc.*................     400        12,560
  Power Integrations, Inc.*.............   2,700        42,120
  PRI Automation, Inc.*.................   1,200        22,230
  Rogers Corp.*.........................     900        23,850
  SBS Technologies, Inc.*...............     500         9,460
  Seitel, Inc.*.........................     700         9,170
  SIPEX Corp.*..........................     900        10,467
  SLI, Inc..............................     600         4,950
  UCAR International, Inc.*.............   1,400        16,730
  Ultrak, Inc.*.........................     900         2,160
  Vicor Corp.*..........................     900        14,724
  Woodhead Industries, Inc..............     600        10,200
                                                   -----------
                                                       936,786
                                                   -----------

ELECTRONICS -- 6.1%
  ACT Manufacturing, Inc.*..............     900         9,846
  Actel Corp.*..........................   1,400        34,370
  ADE Corp.*............................     700        13,300
  Aeroflex, Inc.*.......................   2,400        25,200
  Alliance Semiconductor Corp.*.........   2,100        25,242
  Alpha Industries, Inc.*...............     900        26,595
  Alpha Technologies Group, Inc.*.......   1,300         6,500
  American Superconductor Corp.*........     800        20,640
  AMETEK, Inc...........................     600        18,330
  Analogic Corp.........................     300        13,665
  Anixter International, Inc.*..........   1,100        33,770
  Artisan Components, Inc.*.............   1,000        10,200
  AstroPower, Inc.*.....................     500        26,070
  Asyst Technologies, Inc.*.............   2,000        27,000
  ATMI, Inc.*...........................   1,500        45,000
  Audiovox Corp. Class A*...............     800         8,880
  Avnet, Inc............................   1,799        40,334
  Axsys Technologies, Inc.*.............     700         8,309
  AXT, Inc.*............................   1,900        50,730
  Benchmark Electronics, Inc.*..........   1,100        26,796
  Brooks Automation, Inc.*..............   1,000        46,100
  Coherent, Inc.*.......................     500        18,085
  CTS Corp..............................   1,400        28,700
  Cubic Corp............................     500        15,795
  Cymer, Inc.*..........................     600        15,174
  Daktronics, Inc.*.....................   1,000        15,390
  DSP Group, Inc.*......................   1,300        27,885
  DuPont Photomasks, Inc.*..............     300        14,475
  Elantec Semiconductor, Inc.*..........   1,100        37,169
  Electro Scientific
    Industries, Inc.*...................     600        22,860
  Electroglas, Inc.*....................   1,700        30,090
  EMCORE Corp.*.........................     600        18,450
  Energy Conversion Devices, Inc.*......     700        19,600
  ESS Technology, Inc.*.................   1,800        19,080
  Exar Corp.*...........................   1,600        31,616
  Excel Technology, Inc.*...............   1,100        24,288
  General Semiconductor, Inc.*..........   1,100   $    11,506
                                          SHARES     VALUE+
--------------------------------------------------------------
  InFocus Corp.*........................   1,900        38,741
  Innovex, Inc..........................   1,500         5,505
  Integrated Silicon Solution, Inc.*....   1,000        13,900
  Interlogix, Inc.*.....................     800        29,200
  Itron, Inc.*..........................     800        15,176
  IXYS Corp.*...........................   1,300        20,280
  JMAR Technologies, Inc.*..............   2,200         8,492
  Kopin Corp.*..........................   3,800        46,132
  LeCroy Corp.*.........................     500        12,735
  Lifeline Systems, Inc.*...............     900        17,784
  LSI Logic Corp.*......................   1,975        37,130
  MagneTek, Inc.*.......................   1,200        15,000
  Mattson Technology, Inc.*.............     800        13,984
  MEMC Electronic Materials, Inc.*......   7,000        53,550
  Merix Corp.*..........................   1,050        18,364
  Methode Electronics, Inc. Class A.....   1,700        14,620
  Micro Component Technology, Inc.*.....   2,100         5,460
  Microsemi Corp.*......................     400        28,400
  MKS Instruments, Inc.*................   2,200        63,360
  Molecular Devices Corp.*..............     570        11,429
  Nanometrics, Inc.*....................     800        21,990
  Nu Horizons Electronics Corp.*........     900         8,550
  Numerical Technologies, Inc.*.........   1,300        27,300
  Oak Technology, Inc.*.................   1,200        12,708
  OSI Systems, Inc.*....................     300         1,116
  Park Electrochemical Corp.............     600        15,840
  Parlex Corp.*.........................     800         7,896
  Pericom Semiconductor Corp.*..........     600         9,432
  Photronics, Inc.*.....................   2,400        61,584
  Pioneer-Standard Electronics, Inc.....     800        10,240
  Planar Systems, Inc.*.................     500        12,950
  PLX Technology, Inc.*.................   1,400        11,886
  Recoton Corp.*........................     700        12,127
  Sage, Inc.*...........................     100         1,550
  Siliconix, Inc.*......................     600        18,984
  Spectra-Physics Lasers, Inc.*.........   1,000        23,140
  Spectrum Control, Inc.*...............   1,200         7,152
  Superconductor Technologies, Inc.*....   2,700        16,200
  Three-Five Systems, Inc.*.............     600        10,788
  Trimble Navigation Ltd.*..............   2,300        44,827
  Ultimate Electronics, Inc.*...........     800        25,936
  Ultratech Stepper, Inc.*..............     900        23,085
  Universal Electronics, Inc.*..........     700        12,600
  Valence Technology, Inc.*.............   2,000        13,380
  White Electronic Designs Corp.*.......   2,700        11,611
  Zoran Corp.*..........................     700        20,804
                                                   -----------
                                                     1,779,958
                                                   -----------

ENERGY -- 0.2%
  BayCorp Holdings Ltd.*................   1,200        11,400
  Covanta Energy Corp.*.................   1,500        27,690
  Energy East Corp......................       5           105
  Syntroleum Corp.*.....................   1,000         9,090
  Watts Industries, Inc. Class A........     700        11,865
                                                   -----------
                                                        60,150
                                                   -----------

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)

ENVIROMENTAL SERVICES -- 0.5%
  Calgon Carbon Corp....................   3,100   $    24,335
  Catalytica Energy Systems, Inc.*......     479        10,394
  Duratek, Inc.*........................   1,900         9,310
  Headwaters, Inc.*.....................   3,500        56,000
  Rollins, Inc..........................   1,500        29,865
  Stericycle, Inc.*.....................     400        18,780
                                                   -----------
                                                       148,684
                                                   -----------

FACILITY SERVICES -- 0.1%
  ABM Industries, Inc...................   1,100        40,975
                                                   -----------

FINANCIAL SERVICES -- 2.9%
  Actrade Financial Technologies
    Ltd.*...............................     500        11,820
  Advanta Corp. Class A.................   1,000        16,000
  Advanta Corp. Class B.................     900        12,501
  American Capital Strategies Ltd.......   1,400        39,284
  AmeriServ Financial, Inc..............   2,700        13,905
  BlackRock, Inc.*......................     500        17,145
  Cash America International, Inc.......   1,500        12,750
  CoBiz, Inc............................     700        15,925
  Coinstar, Inc.*.......................   1,000        22,250
  CompuCredit Corp.*....................   2,300        25,415
  Credit Acceptance Corp.*..............   2,100        16,170
  DVI, Inc.*............................     900        15,840
  Financial Federal Corp.*..............   3,000        86,850
  First Albany Cos., Inc................     992        11,854
  First Commonwealth Financial Corp.....   3,500        52,500
  Hoenig Group, Inc.*...................     900         9,945
  Interactive Data Corp.................   5,000        45,000
  Irwin Financial Corp..................   1,100        27,665
  Jefferies Group, Inc..................   2,400        77,760
  National Processing, Inc.*............   1,000        28,000
  New Century Financial Corp.*..........   1,500        15,870
  Resource America, Inc.................   1,400        18,340
  Siebert Financial Corp................   1,400         6,524
  Sky Financial Group, Inc..............     601        11,377
  South Financial Group, Inc............   1,700        32,096
  Southwest Bancorporation of
    Texas, Inc.*........................     600        18,126
  Southwest Securities Group, Inc.......     940        19,458
  Stifel Financial Corp.................   1,100        13,365
  Susquehanna Bancshares, Inc...........   2,000        40,700
  Tucker Anthony Sutro Corp.............     900        19,800
  UICI*.................................   2,800        35,700
  WFS Financial, Inc.*..................     500        15,375
  World Acceptance Corp.*...............   3,800        34,998
                                                   -----------
                                                       840,308
                                                   -----------

FOOD & BEVERAGES -- 1.4%
  American Italian Pasta Co.
    Class A*............................     400        18,560
  American States Water Co..............     300        10,200
  Aurora Foods, Inc.*...................   4,000        21,920
  Del Monte Foods Co.*..................   1,200        10,056
  Dole Food Co., Inc....................   1,100        20,955
  Dreyer's Grand Ice Cream, Inc.........     600        16,740
                                          SHARES     VALUE+
--------------------------------------------------------------
  Fleming Cos., Inc.....................   1,000        35,700
  Gum Tech International, Inc.*.........   1,400   $    10,990
  Hain Celestial Group, Inc.*...........     779        17,138
  Interstate Bakeries Corp..............   1,200        19,200
  Lance, Inc............................   1,200        16,200
  Monterey Pasta Co.*...................   1,600        12,720
  Panera Bread Co. Class A*.............     500        15,785
  Performance Food Group Co.*...........   2,800        77,140
  Pilgrim's Pride Corp..................   1,400        17,570
  Ralcorp Holdings, Inc.*...............   1,500        28,110
  Scheid Vineyards, Inc. Class A*.......     100           400
  SYSCO Corp............................     669        18,163
  Tasty Baking Co.......................     800        14,088
  Triarc Cos., Inc.*....................     600        15,720
                                                   -----------
                                                       397,355
                                                   -----------

FOREST & PAPER PRODUCTS -- 0.7%
  Buckeye Technologies, Inc.*...........   1,700        24,480
  Caraustar Industries, Inc.............     800         7,360
  Chesapeake Corp.......................   1,100        27,225
  Deltic Timber Corp....................     400        11,520
  FiberMark, Inc.*......................     800        10,600
  P.H. Glatfelter Co....................   2,100        29,946
  Pope & Talbot, Inc....................     700         9,037
  Schweitzer-Mauduit
    International, Inc..................     800        18,880
  Universal Forest Products, Inc........   1,000        22,500
  Wausau-Mosinee Paper Corp.............   2,600        33,514
                                                   -----------
                                                       195,062
                                                   -----------

HEALTH CARE -- BIOTECHNOLOGY -- 4.1%
  Advanced Tissue Sciences, Inc.*.......   1,800         9,000
  Alexion Pharmaceuticals, Inc.*........     300         7,200
  ArQule, Inc.*.........................     800        17,328
  Avigen, Inc.*.........................   1,300        27,950
  Aviron*...............................     500        28,500
  Axys Pharmaceuticals, Inc.*...........   3,700        15,540
  Bio-Technology General Corp.*.........   2,200        28,820
  BioMarin Pharmaceutical, Inc.*........   2,200        29,062
  BioSource International, Inc.*........   1,500         9,450
  Cell Genesys, Inc.*...................   1,000        20,500
  Corvas International, Inc.*...........   1,400        16,492
  Cryolife, Inc.*.......................   1,150        47,047
  CUNO, Inc.*...........................     500        15,000
  Curis, Inc.*..........................      40           252
  CYTOGEN Corp.*........................   3,000        16,200
  Digene Corp.*.........................     800        32,640
  Emisphere Technologies, Inc.*.........     600        18,900
  EntreMed, Inc.*.......................     700        11,200
  Enzo Biochem, Inc.....................   1,575        54,022
  Genaissance Pharmaceuticals, Inc.*....     300         4,212
  Gene Logic, Inc.*.....................   1,300        28,340
  Genelabs Technologies, Inc.*..........   2,400         4,944
  GenStar Therapeutics Corp.*...........     100           740
  Genta, Inc.*..........................   2,300        30,797
  GenVec, Inc.*.........................     500         1,455
  Genzyme Corp.*........................     456        27,816
  Genzyme Transgenics Corp.*............   2,000        19,880

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
HEALTH CARE  (CONTINUED)
  Geron Corp.*..........................     600   $     8,400
  Guilford Pharmaceuticals, Inc.*.......     700        23,800
  Immunomedics, Inc.*...................   2,500        53,500
  Insmed, Inc.*.........................     500         4,495
  Integra LifeSciences Holdings*........   1,600        34,640
  InterMune, Inc.*......................     500        17,810
  Lexicon Genetics, Inc.*...............   2,000        25,000
  Martek Biosciences Corp.*.............     700        19,950
  Matritech, Inc.*......................   3,100         9,827
  Maxygen, Inc.*........................   1,400        30,800
  Microcide Pharmaceuticals, Inc.*......   1,400         5,460
  Nanogen, Inc.*........................   2,100        14,259
  Neose Technologies, Inc.*.............     300        13,500
  Northfield Laboratories, Inc.*........     900        15,750
  Novavax, Inc.*........................   2,000        22,000
  Organogenesis, Inc.*..................   1,100         8,140
  Pharmaceutical Product
    Development, Inc.*..................   4,800       146,448
  Progenics Pharmaceuticals, Inc.*......     600        11,466
  Sequenom, Inc.*.......................   1,200        14,976
  Serologicals Corp.*...................   1,100        23,474
  Synaptic Pharmaceutical Corp.*........   1,600        10,480
  Texas Biotechnology Corp.*............   2,000        16,760
  Titan Pharmaceuticals, Inc.*..........   1,300        39,013
  Transkaryotic Therapies, Inc.*........   1,100        32,395
  Trimeris, Inc.*.......................     800        40,056
  Vical, Inc.*..........................     500         6,990
  Vion Pharmaceuticals, Inc.*...........   1,000         8,820
  VISX, Inc.*...........................   1,000        19,350
                                                   -----------
                                                     1,200,846
                                                   -----------

HEALTH CARE -- DRUGS -- 3.6%
  Accredo Health, Inc.*.................     500        18,595
  Amylin Pharmaceuticals, Inc.*.........   1,300        14,625
  Aphton Corp.*.........................     600        13,140
  Atrix Laboratories, Inc.*.............     600        14,220
  AVANIR Pharmaceuticals Class A*.......   2,300        14,490
  AVANT Immunotherapeutics, Inc.*.......   2,700        15,255
  Cell Therapeutics, Inc.*..............   1,400        38,696
  Cephalon, Inc.*.......................     333        23,477
  CIMA Labs, Inc.*......................   1,000        78,500
  CollaGenex Pharmaceuticals, Inc.*.....   1,500        12,300
  Connetics Corp.*......................   3,000        22,740
  Corixa Corp.*.........................     901        15,380
  Cubist Pharmaceuticals, Inc.*.........   1,400        53,200
  CV Therapeutics, Inc.*................     600        34,200
  Dura Pharmaceuticals, Inc.*...........   3,900        69,771
  DUSA Pharmaceuticals, Inc.*...........     700         9,996
  Endo Pharmaceuticals
    Holdings, Inc.*.....................   2,400        21,216
  ILEX Oncology, Inc.*..................     800        23,920
  ImmunoGen, Inc.*......................   1,000        20,000
  Impax Laboratories, Inc.*.............   1,300        15,860
  InKine Pharmaceutical
    Company, Inc.*......................   1,700         8,330
  Isis Pharmaceuticals, Inc.*...........   2,900        35,931
                                          SHARES     VALUE+
--------------------------------------------------------------
  Kos Pharmaceuticals, Inc.*............     600   $    22,320
  Ligand Pharmaceuticals, Inc.
    Class B*............................   1,100        12,430
  Matrix Pharmaceutical, Inc.*..........   1,600        16,688
  Maxim Pharmaceuticals, Inc.*..........   2,000        12,620
  Nabi*.................................   1,800        14,292
  NaPro BioTherapeutics, Inc.*..........   1,400        11,889
  NeoPharm, Inc.*.......................     600        15,300
  Neurocrine Biosciences, Inc.*.........   1,000        39,990
  Neurogen Corp.*.......................     900        20,655
  NPS Pharmaceuticals, Inc.*............     500        20,100
  Omega Protein Corp.*..................     400           800
  Onyx Pharmaceuticals, Inc.*...........     900        10,683
  Orphan Medical, Inc.*.................     800         9,056
  OSI Pharmaceuticals, Inc.*............   1,100        57,849
  Penwest Pharmaceuticals Co.*..........     800        12,392
  Pharmaceutical Resources, Inc.*.......   1,500        46,035
  Pharmacopeia, Inc.*...................   1,200        28,800
  Pharmacyclics, Inc.*..................   1,500        50,850
  Sheffield Pharmaceuticals, Inc.*......   2,800        11,312
  SuperGen, Inc.*.......................     800        11,784
  Triangle Pharmaceuticals, Inc.*.......   1,700         7,956
  United Therapeutics Corp.*............   1,000        13,350
  VaxGen, Inc.*.........................     500         9,500
  ViroPharma, Inc.*.....................     800        27,200
  VIVUS, Inc.*..........................   3,200         9,920
                                                   -----------
                                                     1,067,613
                                                   -----------

HEALTH CARE -- PRODUCTS -- 4.9%
  1-800 CONTACTS, Inc.*.................     500        12,395
  Abaxis, Inc.*.........................   2,800        14,756
  ABIOMED, Inc.*........................   1,200        28,296
  Aksys Ltd.*...........................   1,100        11,429
  Arrow International, Inc..............   1,100        42,240
  ArthroCare Corp.*.....................     700        18,305
  ATS Medical, Inc.*....................   2,200        33,132
  Aurora Biosciences Corp.*.............     900        27,900
  Bergen Brunswig Corp. Class A.........   2,000        38,440
  Biosite Diagnostics, Inc.*............     700        31,360
  Bone Care International, Inc.*........     600        15,900
  BriteSmile, Inc.*.....................   1,200        12,612
  Carter-Wallace, Inc...................     700        13,545
  Cerus Corp.*..........................     300        21,771
  Cholestech Corp.*.....................   1,700        14,025
  Closure Medical Corp.*................     700        16,079
  Colorado MEDtech, Inc.*...............   2,500         9,725
  CONMED, Corp.*........................   1,100        28,655
  Cooper Cos., Inc......................   2,800       143,920
  COR Therapeutics, Inc.*...............   1,000        30,500
  Cyberonics, Inc.*.....................     600        10,140
  Cygnus, Inc.*.........................   1,700        17,425
  Cytyc Corp.*..........................   1,900        43,795
  Datascope Corp........................     900        41,481
  Diagnostic Products Corp..............   1,200        39,840
  Diametrics Medical, Inc.*.............   2,700         8,154
  Endocare, Inc.*.......................   1,000        15,990
  Esperion Therapeutics, Inc.*..........     100         1,075

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
HEALTH CARE  (CONTINUED)
  Haemonetics Corp.*....................     500   $    15,250
  Henry Schein, Inc.*...................     800        30,600
  I-STAT Corp.*.........................   1,300        19,162
  ICU Medical, Inc.*....................     500        20,640
  Immucor, Inc.*........................     500         1,700
  Invacare Corp.........................     600        23,178
  Inverness Medical
    Technology, Inc.*...................   2,100        77,700
  La Jolla Pharmaceutical Co.*..........   1,900        15,979
  Laser Vision Centers, Inc.*...........   3,100         8,215
  Lifecore Biomedical, Inc.*............   1,400         7,000
  Luminex Corp.*........................     600        11,994
  Mentor Corp...........................   1,200        34,200
  Meridian Bioscience, Inc..............   2,000        10,400
  Merit Medical Systems, Inc.*..........   1,600        14,400
  MGI Pharma, Inc.*.....................     500         6,250
  Noven Pharmaceuticals, Inc.*..........     700        27,440
  Novoste Corp.*........................     800        20,400
  Ocular Sciences, Inc.*................   1,200        30,480
  Orapharma, Inc.*......................   1,900        10,488
  OraSure Technologies, Inc.*...........   1,500        18,750
  OrthoLogic Corp.*.....................   3,000        13,230
  Perrigo Co.*..........................   2,900        48,401
  PhotoMedex, Inc.*.....................     600         3,168
  Physiometrix, Inc.*...................   1,100         3,300
  PolyMedica Corp.*.....................     300        12,150
  Respironics, Inc.*....................     700        20,832
  SangStat Medical Corp.*...............   1,400        22,932
  STAAR Surgical Co.*...................     900         4,347
  The Med-Design Corp.*.................     600        18,084
  Theragenics Corp.*....................   1,800        20,106
  Thoratec Laboratories Corp.*..........   2,102        32,686
  TriPath Imaging, Inc.*................   1,400        13,874
  UroCor, Inc.*.........................   1,000        15,650
  Urologix, Inc.*.......................     700        12,817
  Vital Signs, Inc......................     400        13,220
  Vysis, Inc.*..........................   1,100        27,720
  West Pharmaceutical Services, Inc.....     600        16,200
                                                   -----------
                                                     1,445,828
                                                   -----------

HEALTH CARE -- SERVICES -- 2.7%
  Allscripts Heathcare
    Solutions, Inc.*....................   1,400        12,600
  American Retirement Corp.*............     500         1,800
  AmeriPath, Inc.*......................     700        20,510
  Beverly Enterprises, Inc.*............   5,100        54,570
  Boron, LePore & Associates, Inc.*.....   1,200        16,536
  Cerner Corp.*.........................     700        29,400
  CHRONIMED, Inc.*......................   1,500         8,100
  Covance, Inc.*........................   1,100        24,915
  Coventry Health Care, Inc.*...........   1,200        24,240
  DaVita, Inc.*.........................   1,600        32,528
  Hooper Holmes, Inc....................   4,000        41,000
  IDX Systems Corp.*....................   1,400        21,000
  IGEN International, Inc.*.............     700        18,200
  IMPATH, Inc.*.........................     800        35,440
  InterDent, Inc.*......................     900   $       342
                                          SHARES     VALUE+
--------------------------------------------------------------
  Kendle International, Inc.*...........   2,300        46,092
  LCA-Vision, Inc.*.....................   4,700        10,904
  Magellan Health Services, Inc.*.......   1,300        16,640
  MedQuist, Inc.*.......................   1,800        53,424
  Mid Atlantic Medical
    Services, Inc.*.....................   1,000        17,930
  MIM Corp.*............................   2,600        15,600
  PacifiCare Health Systems, Inc.*......   1,400        22,820
  PAREXEL International Corp.*..........   1,300        25,350
  Pediatrix Medical Group, Inc.*........     800        26,560
  Province Healthcare Co.*..............     600        21,174
  RehabCare Group, Inc.*................     900        43,380
  Sierra Health Services, Inc.*.........   2,200        15,422
  STERIS Corp.*.........................   1,300        26,065
  Sunquest Information
    Systems, Inc.*......................     800        19,032
  Sunrise Assisted Living, Inc.*........     900        23,625
  Syncor International Corp.*...........   1,200        37,200
  The TriZetto Group, Inc.*.............   1,500        13,875
  US Oncology, Inc.*....................   1,800        16,002
                                                   -----------
                                                       792,276
                                                   -----------

HOUSEHOLD PRODUCTS -- 0.5%
  Applica, Inc.*........................   1,400        11,144
  Bassett Furniture Industries, Inc.....     600         7,548
  Church & Dwight Co., Inc..............   1,100        27,995
  Enesco Group, Inc.....................   1,500         9,075
  Kimball International, Inc.
    Class B.............................   1,100        19,910
  Oneida Ltd............................     500        10,165
  Quaker Fabric Corp.*..................   2,400        24,600
  Springs Industries, Inc. Class A......     500        22,050
  Sunbeam Corp.*(a).....................   2,000           126
  WestPoint Stevens, Inc................   2,500         3,450
                                                   -----------
                                                       136,063
                                                   -----------

INSTRUMENTS -- SCIENTIFIC -- 0.6%
  Advanced Neuromodulation
    Systems, Inc.*......................     500        10,715
  Bacou USA, Inc.*......................     700        19,726
  Cepheid, Inc.*........................     500         1,425
  Datum, Inc.*..........................     900        12,285
  Endocardial Solutions, Inc.*..........   2,100        11,841
  FEI Co.*..............................   1,400        57,400
  Microvision, Inc.*....................     500        10,885
  Packard BioScience Co.*...............   3,000        24,510
  Therma-Wave, Inc.*....................   1,000        19,070
  X-Rite, Inc...........................   1,300        11,492
                                                   -----------
                                                       179,349
                                                   -----------

INSURANCE -- 2.6%
  Alfa Corp.............................   1,100        35,189
  Argonaut Group, Inc...................     900        18,090
  Arthur J. Gallagher & Co..............     800        20,800
  Brown & Brown, Inc....................     600        25,194
  Citizens, Inc. Class A................   1,800        12,312
  CNA Surety Corp.......................   4,400        61,600
  Cobalt Corp.*.........................   1,900        13,300
  Crawford & Co. Class A................     600         7,500

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
INSURANCE  (CONTINUED)
  Danielson Holding Corp.*..............   1,900   $     8,455
  Delphi Financial Group, Inc.
    Class A.............................     600        23,100
  FBL Financial Group, Inc. Class A.....   1,000        18,000
  FPIC Insurance Group, Inc.*...........   1,400        18,284
  Harleysville Group, Inc...............   1,200        35,700
  HCC Insurance Holdings, Inc...........   1,000        24,500
  Hilb, Rogal & Hamilton Co.............     300        13,125
  Horace Mann Educators Corp............   2,000        43,100
  LandAmerica Financial Group, Inc......     500        15,925
  MONY Group, Inc.......................      78         3,130
  Ohio Casualty Corp....................   2,400        31,080
  Philadelphia Consolidated Holding
    Corp.*..............................     700        24,346
  Presidential Life Corp................   1,500        33,600
  ProAssurance Corp.....................     900        15,525
  Radian Group, Inc.....................     352        14,239
  RLI Corp..............................   1,000        44,920
  RTW, Inc.*............................     500         1,015
  SCPIE Holdings, Inc...................     400         8,080
  Selective Insurance Group, Inc........     800        21,344
  State Auto Financial Corp.............   1,900        31,141
  Stewart Information Services Corp.....     800        15,592
  Trenwick Group Ltd....................     700        16,044
  Triad Guaranty, Inc.*.................     900        36,000
  Vesta Insurance Group, Inc............   2,100        22,995
  W.R. Berkley Corp.....................     500        20,710
  Zenith National Insurance Corp........     500        13,500
                                                   -----------
                                                       747,435
                                                   -----------

INTERNET SERVICES -- 2.4%
  Akamai Technologies, Inc.*............   2,200        20,185
  Alloy Online, Inc.*...................   1,000        14,310
  Answerthink, Inc.*....................   1,800        17,982
  Art Technology Group, Inc.*...........   1,400         8,120
  CacheFlow, Inc.*......................     700         3,451
  CACI International, Inc. Class A*.....     600        28,200
  Cheap Tickets, Inc.*..................   1,200        18,120
  Clarent Corp.*........................   1,600        14,704
  Corillian Corp.*......................     400         1,500
  Cyber-Care, Inc.*.....................   3,000         3,750
  Digital River, Inc.*..................   3,400        15,300
  DigitalThink, Inc.*...................     400         2,808
  Entrust Technologies, Inc.*...........   3,100        21,979
  F5 Networks, Inc.*....................     900        15,813
  Fronstep, Inc.*.......................     400         1,384
  GenesisIntermedia, Inc.*..............   1,100        20,252
  Globix Corp.*.........................   2,200         4,422
  GoAmerica, Inc.*......................   1,700         3,604
  GoTo.com, Inc.*.......................   1,600        31,120
  Harris Interactive, Inc.*.............     100           250
  Hollywood Media Corp.*................   2,500        14,975
  HotJobs.com Ltd.*.....................   3,700        40,256
  iGATE Capital Corp.*..................   2,000         7,200
  Interliant, Inc.*.....................   1,900         1,045
  Internap Network Services Corp.*......   3,600        11,772
                                          SHARES     VALUE+
--------------------------------------------------------------
  Internet Commerce Corp. Class A*......     100   $       400
  marchFIRST, Inc.*(a)..................   7,700            27
  Multex.com, Inc.*.....................   1,600        26,000
  National Information
    Consortium, Inc.*...................   3,300         6,006
  Navidec, Inc.*........................     300           309
  Net Perceptions, Inc.*................   3,900         6,708
  Net2Phone, Inc.*......................   1,400         8,400
  NetRatings, Inc.*.....................   1,300        17,420
  NextCard, Inc.*.......................   2,700        29,835
  Opticnet, Inc.*(a)....................     200             2
  PC-Tel, Inc.*.........................   1,300        11,908
  Priceline.com, Inc.*..................   5,000        45,250
  Register.com, Inc.*...................   1,500        23,235
  S1 Corp.*.............................   3,400        47,600
  Saba Software, Inc.*..................   1,800        29,538
  SkillSoft Corp.*......................     700        23,975
  SportsLine.com, Inc.*.................   2,100         4,830
  Teligent, Inc. Class A(a).............     600           150
  TheStreet.com., Inc.*.................   3,000         4,500
  Viant Corp.*..........................     400           748
  Visual Networks, Inc.*................   2,500        21,875
  Vitria Technology, Inc................   5,600        19,264
  WatchGuard Technologies, Inc.*........   1,600        16,400
  Websense, Inc.*.......................     800        13,816
  WorldGate Communications, Inc.*.......   2,800        14,280
                                                   -----------
                                                       694,978
                                                   -----------

LEISURE -- 1.9%
  Anchor Gaming*........................     400        25,848
  Argosy Gaming Co.*....................   1,400        38,864
  Aztar Corp.*..........................     800         9,680
  Bally Total Fitness Holding Corp.*....   1,200        35,532
  Boca Resorts, Inc. Class A*...........   4,200        61,866
  Boyd Gaming Corp.*....................   1,900        10,925
  Casino Data Systems*..................   1,800        16,596
  Choice Hotels International, Inc.*....   2,600        39,000
  Churchill Downs, Inc..................     500        13,885
  Crestline Capital Corp................     600        18,648
  Gaylord Entertainment Co.*............   1,300        37,440
  Hollywood Casino Corp. Class A*.......   1,500        11,775
  Isle of Capri Casinos, Inc.*..........   1,800        16,920
  K2, Inc.*.............................   1,800        20,574
  MTR Gaming Group, Inc.*...............     900        11,997
  Penn National Gaming, Inc.*...........     800        20,320
  Prime Hospitality Corp.*..............   1,400        16,590
  Scientific Games Corp. Class A*.......   2,400        12,408
  Shuffle Master, Inc.*.................     750        15,750
  Station Casinos, Inc.*................   1,800        28,800
  Topps Co., Inc.*......................   1,800        21,042
  Trump Hotels & Casino Resorts, Inc*...   4,400         8,888
  Vail Resorts, Inc.*...................   1,400        26,180
  WMS Industries, Inc.*.................   1,600        51,472
                                                   -----------
                                                       571,000
                                                   -----------

MACHINERY -- 2.8%
  A.O. Smith Corp.......................     700        12,530

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
MACHINERY  (CONTINUED)
  Alamo Group, Inc......................   1,000   $    14,250
  Albany International Corp.
    Class A*............................   1,000        18,900
  Applied Industrial
    Technologies, Inc...................   1,200        22,740
  Baldor Electric Co....................   3,400        72,658
  BEI Technologies, Inc.................     800        21,608
  CARBO Ceramics, Inc...................     300        11,115
  Chart Industries, Inc.*...............   2,400         8,640
  Dril-Quip, Inc.*......................     500        10,765
  Flowserve Corp.*......................     800        24,600
  Gardner Denver, Inc.*.................     800        16,440
  Gehl Co.*.............................     800        14,400
  Graco, Inc............................     500        16,500
  Gulf Islands Fabrication, Inc.*.......     700        10,080
  JLG Industries, Inc...................   2,200        27,170
  Kulicke and Soffa
    Industries, Inc.*...................   1,400        24,024
  Lufkin Industries, Inc................     700        19,320
  Milacron, Inc.........................   3,500        54,845
  National-Oilwell, Inc.*...............     541        14,499
  Powell Industries, Inc.*..............   1,200        36,000
  Presstek, Inc.*.......................     700         8,400
  Regal-Beloit Corp.....................   1,300        27,040
  Sauer, Inc............................   2,700        25,515
  Semitool, Inc.*.......................   1,400        16,702
  Stewart & Stevenson Services, Inc.....   1,700        56,100
  Tennant Co............................     300        12,000
  Terex Corp.*..........................   1,700        36,040
  The Manitowoc Co., Inc................   2,500        73,750
  Thomas Industries, Inc................     500        14,750
  Woodward Governor Co..................   1,100        92,785
                                                   -----------
                                                       814,166
                                                   -----------

MANUFACTURING -- 0.5%
  CLARCOR, Inc..........................   1,200        32,220
  Electric Fuel Corp.*..................   1,600         4,064
  Encore Wire Corp.*....................     300         3,561
  JAKKS Pacific, Inc.*..................     700        13,090
  OYO Geospace Corp.*...................     200         4,580
  Quanex Corp...........................     700        18,130
  Rayovac Corp.*........................   1,400        29,820
  Viasystems Group, Inc.*...............   2,800         8,428
  Wabtec Corp...........................   2,000        30,000
                                                   -----------
                                                       143,893
                                                   -----------

METALS & MINING -- 1.2%
  A.M. Castle & Co......................     400         5,392
  Amcast Industrial Corp................   1,000         8,550
  Arch Coal, Inc........................   1,900        49,153
  Brush Engineered Materials, Inc.......     700        11,200
  Century Aluminum Co...................   1,000        16,040
  Cleveland-Cliffs, Inc.................     600        11,100
  Commercial Metals Co..................   1,400        44,842
  Generale Cable Corp...................   1,300        24,115
  Kaiser Aluminum Corp.*................   4,000        15,920
  Kaydon Corp...........................   3,000        76,950
  RTI International Metals, Inc.*.......     800   $    12,200
                                          SHARES     VALUE+
--------------------------------------------------------------
  Titanium Metals Corp.*................   1,900        19,000
  USEC, Inc.............................   4,000        33,720
  Wolverine Tube, Inc.*.................     700        11,599
                                                   -----------
                                                       339,781
                                                   -----------

MULTIMEDIA -- 0.3%
  Ackerley Group, Inc...................   1,200        13,452
  LodgeNet Entertainment Corp.*.........     800        14,000
  The Liberty Corp......................     800        32,000
  Young Broadcasting, Inc. Class A*.....     900        30,222
                                                   -----------
                                                        89,674
                                                   -----------

OFFICE FURNISHINGS & SUPPLIES -- 0.4%
  CompX International, Inc..............     100         1,195
  Ennis Business Forms, Inc.............   1,600        12,640
  Falcon Products, Inc..................     300         2,130
  Hunt Corp.............................     200         1,300
  Interface, Inc........................   2,800        21,000
  New England Business Service, Inc.....     400         7,680
  Standard Register Co..................   1,200        22,200
  Wallace Computer Services, Inc........   2,400        39,696
                                                   -----------
                                                       107,841
                                                   -----------

OIL & GAS -- 3.6%
  3TEC Energy Corp.*....................     800        14,200
  Atmos Energy Corp.....................     600        14,676
  Atwood Oceanics, Inc.*................     300        10,530
  Belco Oil & Gas Corp.*................   1,300        11,700
  Berry Petroleum Co. Class A...........   1,100        15,950
  Cabot Oil & Gas Corp. Class A.........     600        14,640
  Cal Dive International, Inc.*.........     600        14,760
  Callon Petroleum Co.*.................   1,200        14,220
  Carrizo Oil & Gas, Inc.*..............   2,000        11,040
  Chesapeake Energy Corp.*..............   2,000        13,600
  Clayton Williams Energy, Inc.*........     900        15,255
  Comstock Resources, Inc.*.............   1,200        12,300
  Denbury Resources, Inc.*..............   2,300        21,620
  Edge Petroleum Corp.*.................   1,200         7,020
  EEX Corp.*............................   2,200         5,940
  Evergreen Resources, Inc.*............   1,100        41,800
  Forest Oil Corp.*.....................     550        15,400
  Frontier Oil Corp.....................   1,600        21,200
  Giant Industries, Inc.*...............   1,100         9,680
  Grey Wolf, Inc.*......................   8,400        33,600
  Horizon Offshore, Inc.*...............   1,900        25,650
  Houston Exploration Co.*..............     500        15,625
  HS Resources, Inc.*...................   1,100        71,280
  KCS Energy, Inc.*.....................   1,800        11,880
  Key Production Co., Inc.*.............   1,200        19,980
  Magnum Hunter Resources, Inc.*........   1,200        10,680
  Mallon Resources Corp.*...............   1,600         9,440
  McMoRan Exploration Co.*..............     900        13,500
  New Jersey Resources Corp.............     400        18,080
  Newpark Resources, Inc.*..............   3,500        38,850
  Nuevo Energy Co.*.....................     600         9,780
  Oceaneering International, Inc.*......     700        14,525

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
OIL & GAS  (CONTINUED)
  Parallel Petroleum Corp.*.............   2,800   $    11,760
  Parker Drilling Co.*..................   3,700        24,050
  Patina Oil & Gas Corp.................     600        15,900
  Patterson-UTI Energy, Inc.*...........     800        14,296
  Penn Virginia Corp....................     300         9,870
  Petroleum Development Corp.*..........   1,800        11,358
  Plains Resources, Inc.*...............     700        16,800
  Prima Energy Corp.*...................     450        10,841
  PYR Energy Corp.*.....................   1,400         9,940
  Range Resources Corp.*................   2,500        15,000
  Remington Oil & Gas Corp.*............   1,100        20,900
  SEACOR SMIT, Inc.*....................     300        14,022
  SEMCO Energy, Inc.....................     900        13,500
  Southwestern Energy Co................   1,500        18,375
  St. Mary Land & Exploration Co........   1,100        25,696
  Stone Energy Corp.*...................     437        19,359
  Superior Energy Services, Inc.*.......   4,200        33,180
  Swift Energy Co.*.....................     400        12,052
  Tesoro Petroleum Corp.*...............   2,200        27,720
  The Meridian Resource Corp.*..........   3,200        22,944
  The Wiser Oil Co.*....................   1,600        11,200
  Tom Brown, Inc.*......................     700        16,800
  Trico Marine Services, Inc.*..........   2,200        23,408
  UGI Corp..............................   1,600        43,200
  Unit Corp.*...........................   1,100        17,435
  Western Gas Resources, Inc............     600        19,560
                                                   -----------
                                                     1,057,567
                                                   -----------
PAPER & RELATED PRODUCTS -- 0.0%
  American Greetings Corp. Class A......   1,200        13,200
                                                   -----------

PERSONAL CARE -- 0.2%
  Elizabeth Arden, Inc.*................   1,500        36,615
  Nature's Sunshine Products, Inc.......   1,700        20,111
  Nu Skin Enterprises, Inc. Class A.....   2,000        17,000
                                                   -----------
                                                        73,726
                                                   -----------

PHOTO EQUIPMENT & SUPPLIES -- 0.0%
  Concord Camera Corp.*.................     500         2,950
  Polaroid Corp.........................     800         2,080
                                                   -----------
                                                         5,030
                                                   -----------

PUBLISHING -- 0.4%
  Cadmus Communications Corp............   1,000        11,110
  Information Holdings, Inc.*...........     900        29,070
  Journal Register Co.*.................   1,800        28,980
  PRIMEDIA, Inc.*.......................   2,809        19,073
  ProQuest Co.*.........................     700        21,700
                                                   -----------
                                                       109,933
                                                   -----------

REAL ESTATE -- 0.5%
  Avatar Holdings, Inc.*................     500        11,500
  Corrections Corp. of America*.........   1,000        15,950
  Insignia Financial Group, Inc.*.......   1,100        13,530
  Jones Lang LaSalle, Inc.*.............     900        11,880
                                          SHARES     VALUE+
--------------------------------------------------------------
  LNR Property Corp.....................   1,000   $    35,000
  Trammell Crow Co.*....................   1,800        19,890
  W.P. Carey & Co. LLC..................   1,700        31,450
                                                   -----------
                                                       139,200
                                                   -----------

RESTAURANTS -- 1.2%
  Bob Evans Farms, Inc..................   1,400        25,200
  Buca, Inc.*...........................     700        15,225
  CBRL Group, Inc.......................   1,200        20,340
  Dave & Buster's, Inc.*................   1,400        11,774
  IHOP Corp.*...........................     600        16,110
  Landry's Seafood Restaurants, Inc.....   1,500        25,500
  Lone Star Steakhouse &
    Saloon, Inc.........................   1,200        15,588
  Luby's, Inc...........................   2,200        21,538
  O' Charley's, Inc.*...................     800        15,504
  P.F. Chang's China Bistro, Inc.*......     400        15,160
  Papa John's International, Inc.*......   1,000        25,350
  RARE Hospitality
    International, Inc.*................   1,800        40,680
  Ruby Tuesday, Inc.....................   1,200        20,520
  Ryan's Family Steak Houses, Inc.*.....   1,200        14,700
  Sonic Corp.*..........................   1,100        34,903
  The Steak n Shake Co.*................   2,900        26,825
                                                   -----------
                                                       344,917
                                                   -----------

RETAIL -- FOOD -- 0.5%
  Great Atlantic & Pacific Tea
    Co., Inc............................   2,300        34,040
  Ruddick Corp..........................   2,300        38,985
  Smart & Final, Inc.*..................   1,500        16,500
  The J. M. Smucker Co..................   1,500        39,000
  Wild Oats Markets, Inc.*..............     600         6,246
                                                   -----------
                                                       134,771
                                                   -----------

RETAIL -- GENERAL -- 0.8%
  Bebe stores, Inc.*....................   1,000        29,160
  Casey's General Stores, Inc...........   3,000        39,000
  Duane Reade, Inc.*....................   1,100        35,750
  Electronics Boutique Holdings
    Corp.*..............................   1,100        34,925
  Factory 2-U Stores, Inc.*.............     400        11,740
  Fred's, Inc...........................     750        19,313
  Gottschalks, Inc.*....................   2,500         8,250
  Longs Drug Stores Corp................   1,000        21,550
  PriceSmart, Inc.*.....................     300        13,050
  ShopKo Stores, Inc.*..................   2,400        17,472
  The Pantry, Inc.*.....................   1,100         8,360
  Value City Department
    Stores, Inc.*.......................     800         9,200
                                                   -----------
                                                       247,770
                                                   -----------

RETAIL -- SPECIALTY -- 4.0%
  A.C. Moore Arts & Crafts, Inc.*.......   1,500        22,500
  Action Performance Cos., Inc.*........     700        17,500
  AnnTaylor Stores Corp.*...............     600        21,480
  Blair Corp............................     500         8,150
  Brookstone, Inc.*.....................     800        12,400
  Burlington Coat Factory Warehouse
    Corp................................     900        18,000
  Chico's FAS, Inc.*....................   1,500        44,625
  Children's Place Retail
    Stores, Inc.*.......................   1,600        42,880
  Christopher & Banks Corp.*............     750        24,450

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
RETAIL  (CONTINUED)
  Coldwater Creek, Inc.*................     500   $    13,000
  Copart, Inc.*.........................   1,100        32,175
  Cost Plus, Inc.*......................   1,000        30,000
  Deb Shops, Inc........................     700        13,139
  Gadzooks, Inc.*.......................     600         7,854
  Genesco, Inc.*........................   1,300        43,680
  Goody's Family Clothing, Inc.*........   3,300        13,233
  Guitar Center, Inc.*..................   4,400        92,972
  Hancock Fabrics, Inc..................   1,700        15,215
  Hines Horticulture, Inc.*.............     200           784
  Hot Topic, Inc.*......................     800        24,880
  J. Jill Group, Inc.*..................     700        14,175
  K-Swiss, Inc. Class A.................     500        12,065
  Kenneth Cole Productions, Inc.
    Class A*............................     500        10,075
  Movado Group, Inc.....................   1,000        20,200
  NBTY, Inc.*...........................   2,100        26,124
  OfficeMax, Inc.*......................   4,500        16,605
  Pacific Sunwear of
    California, Inc.*...................     600        13,458
  PC Connection, Inc.*..................   1,200        19,200
  PETsMART, Inc.*.......................   5,600        39,480
  Pier 1 Imports, Inc...................   1,900        21,850
  Regis Corp............................   2,000        41,980
  Rex Stores Corp.*.....................     700        18,837
  Shoe Carnival, Inc.*..................   1,200        14,400
  Sonic Automotive, Inc. Class A*.......   3,000        57,300
  Stein Mart, Inc.*.....................   2,200        22,748
  The Boyds Collection, Ltd.*...........   3,000        37,260
  The Buckle, Inc.*.....................   1,000        18,900
  The Cato Corp. Class A................   1,000        19,520
  The Dress Barn, Inc.*.................   1,100        25,025
  The Good Guys, Inc.*..................   2,100         7,728
  The Gymboree Corp.*...................   1,900        16,150
  Transport World Entertainment
    Corp.*..............................   1,000         9,510
  Tuesday Morning Corp.*................   2,000        26,500
  Tweeter Home Entertainment
    Group, Inc.*........................     900        31,770
  United Retail Group, Inc.*............   2,700        20,520
  Urban Outfitters, Inc.*...............   1,000        10,740
  West Marine, Inc.*....................   2,400        18,000
  Wet Seal, Inc.*.......................   1,100        38,071
  Whitehall Jewellers, Inc.*............   1,700        15,572
  Wilsons The Leather Experts, Inc.*....     900        16,695
                                                   -----------
                                                     1,159,375
                                                   -----------

STEEL -- 0.6%
  Bethlehem Steel Corp.*................   5,000        10,100
  Carpenter Technology Corp.............     900        26,361
  Material Sciences Corp.*..............     900         8,892
  Maverick Tube Corp.*..................   1,400        23,730
  Reliance Steel & Aluminum Co..........   1,400        35,350
  Roanoke Electric Steel Corp...........     600        10,476
  Ryerson Tull, Inc.....................   1,000        13,490
  Steel Dynamics, Inc.*.................   2,400        30,000
  Steel Technologies, Inc...............   1,900        13,547
  Valmont Industries, Inc...............     700        12,740
                                                   -----------
                                                       184,686
                                                   -----------
                                          SHARES     VALUE+
--------------------------------------------------------------

TELECOMMUNICATIONS -- 2.4%
  Adelphia Business Solutions, Inc.*....   1,700   $     6,970
  Adtran, Inc.*.........................   1,600        32,800
  AirGate PCS, Inc.*....................     500        26,000
  Anaren Microwave, Inc.*...............     900        18,000
  ANTEC Corp.*..........................   1,900        23,560
  APAC Telecommunications Corp.*........   2,500         7,925
  Applied Innovation, Inc.*.............   1,000         8,350
  Boston Communications Group, Inc.*....     800        11,520
  C-Cor.net Corp.*......................   1,700        20,400
  Carrier Access Corp.*.................   2,500        19,975
  CIDCO, Inc.*..........................     500           235
  Com21, Inc.*..........................   2,500         4,475
  Communications Systems, Inc...........     900         6,750
  Comtech Telecommunications Corp.*.....   1,100        15,400
  CT Communications, Inc................     900        16,704
  CTC Communications Group, Inc.*.......   1,600         4,896
  eGlobe, Inc.*(a)......................     574            14
  Focal Communications Corp.*...........   3,000         7,080
  General Communication, Inc.
    Class A*............................   1,800        21,780
  Harmonic, Inc.*.......................   2,900        29,000
  Hickory Tech Corp.....................     700        11,200
  IDT Corp..............................   1,600        21,600
  IDT Corp. Class B*....................   1,600        17,600
  Inet Technologies, Inc.*..............   1,900        15,561
  InterDigital Communications Corp.*....   2,600        34,450
  Intermedia Communications, Inc........   2,700        40,230
  International FiberCom, Inc.*.........     500         1,250
  ITC/DeltaCom, Inc.*...................   2,500        10,000
  Latitude Communications, Inc.*........   2,900         5,800
  Lightbridge, Inc.*....................     239         4,637
  MCK Communications, Inc.*.............     500         1,100
  Metro One
    Telecommunications, Inc.*...........     600        38,922
  Mpower Communications Corp............   3,100         2,945
  MRV Communications, Inc.*.............   3,600        33,660
  NEON Communications, Inc.*............     800         5,592
  Netro Corp.*..........................   1,500         6,360
  Network Plus Corp.*...................   2,600         7,046
  NMS Communications Corp.*.............   1,800        12,600
  NTELOS, Inc...........................     700        21,042
  Optical Cable Corp.*..................   2,850        28,500
  Primus Telecommunications
    Group, Inc.*........................     400           328
  Proxim, Inc.*.........................   1,300        18,330
  Spectrasite Holdings, Inc.*...........   1,500        10,860
  Superior TeleCom, Inc.................     700         1,974
  Symbol Technologies, Inc..............     375         8,325
  Tollgrade Communications, Inc.*.......     700        19,950
  Turnstone Systems, Inc.*..............   4,500        31,500
  Winstar Communications, Inc.*(a)......   4,500           225
  Wireless Facilities, Inc.*............     200         1,300
                                                   -----------
                                                       694,721
                                                   -----------

TEXTILE & APPAREL -- 1.9%
  Ashworth, Inc.*.......................   2,000        11,040
  Brown Shoe Co., Inc...................   1,800        32,490
  Charming Shoppes, Inc.*...............   4,000        24,000

--------------------------------------------------------------------------------
SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001 (Continued)

--------------------------------------------------------------
                                          SHARES     VALUE+
COMMON STOCKS  (CONTINUED)
TEXTILE & APPAREL  (CONTINUED)
  Columbia Sportswear Co.*..............     750   $    38,242
  Donna Karan International, Inc.*......   1,500        15,870
  G & K Services, Inc. Class A..........   1,000        26,900
  Guess?, Inc.*.........................   2,200        14,740
  Haggar Corp...........................     800         8,280
  Kellwood Co...........................   1,400        32,340
  Lands' End, Inc.*.....................     600        24,090
  Nautica Enterprises, Inc.*............   1,000        20,430
  Oshkosh B' Gosh, Inc. Class A.........   1,400        46,550
  Phillips-Van Heusen Corp..............   2,700        38,880
  Quiksilver, Inc.*.....................   1,400        35,000
  Reebok International Ltd.*............   1,100        35,145
  Russell Corp..........................   1,600        27,184
  Steven Madden Ltd.*...................     600        10,962
  Stride Rite Corp......................   1,400        11,900
  Tag-It Pacific, Inc.*.................     400         1,480
  The Finish Line, Inc. Class A*........   1,900        23,731
  Unifi, Inc.*..........................   1,600        13,600
  Vans, Inc.*...........................     700        16,450
  Wolverine World Wide, Inc.............   2,100        37,527
                                                   -----------
                                                       546,831
                                                   -----------

TOBACCO -- 0.1%
  DIMON, Inc............................   1,800        18,000
                                                   -----------
TOOLS-HAND HELD -- 0.1%
  Toro Co...............................     800        35,960
                                                   -----------

TRANSPORTATION -- 2.5%
  Airborne, Inc.........................   2,900        33,611
  Arkansas Best Corp.*..................     800        18,440
  Arnold Industries, Inc................   1,200        23,232
  Consolidated Freightways Corp.*.......   2,400        21,504
  Covenant Transport, Inc. Class A*.....   1,300        16,185
  EGL, Inc.*............................   1,800        31,428
  Forward Air Corp.*....................     900        26,955
  Heartland Express, Inc.*..............   1,625        37,050
  Interpool, Inc........................   2,700        42,390
  J.B. Hunt Transport Services, Inc.....   3,500        66,500
  Kansas City Southern
    Industries, Inc.*...................   2,500        39,500
  Kirby Corp.*..........................   2,500        61,625
  Knight Transportation, Inc.*..........   1,200        24,660
  Landstar Systems, Inc.*...............     200        13,604
  M.S. Carriers, Inc.*..................     400        12,284
  Offshore Logistics, Inc.*.............   1,100        20,900
  Overseas Shipholding Group, Inc.......     700        21,378
  RailAmerica, Inc.*....................   1,200        13,704
  Roadway Express, Inc..................     600        14,262
  United Parcel Service, Inc.
    Class B.............................     220        12,716
  USFreightways Corp....................   1,100        32,450
  Werner Enterprises, Inc...............     900        21,825
  Wisconsin Central Transportation
    Corp.*..............................   2,500        41,825
  XTRA Corp.*...........................   1,300        64,480
  Yellow Corp.*.........................   1,500        28,470
                                                   -----------
                                                       740,978
                                                   -----------
                                          SHARES     VALUE+
--------------------------------------------------------------

UTILITIES -- 2.1%
  Avista Corp...........................     700   $    13,986
  Black Hills Corp......................     500        20,115
  California Water Service Group........     400        10,260
  Cascade Natural Gas Corp..............     600        12,780
  Central Vermont Public Service
    Corp................................     700        13,237
  CH Energy Group, Inc..................     800        35,160
  Chesapeake Utilities Corp.............     600        11,328
  Documentum, Inc.*.....................   1,800        23,256
  El Paso Electric Co.*.................   2,200        35,178
  Empire District Electric Co...........   1,100        22,759
  Energen Corp..........................     600        16,560
  FuelCell Energy, Inc.*................     800        18,472
  Green Mountain Power Corp.............     800        12,768
  Ionics, Inc.*.........................     500        15,750
  Laclede Gas Co........................     600        15,240
  Madison Gas and Electric Co...........     500        13,900
  Middlesex Water Co....................     500        17,005
  Northwest Natural Gas Co..............   1,300        32,370
  NorthWestern Corp.....................   1,400        31,360
  NUI Corp..............................     400         9,232
  Otter Tail Power Co...................   2,400        66,600
  Southwest Gas Corp....................   1,600        37,888
  Southwest Water Co....................   1,250        18,187
  UIL Holdings Corp.....................     300        14,577
  Unisource Energy Corp.................   3,200        73,504
  Unitil Corp...........................     500        12,375
                                                   -----------
                                                       603,847
                                                   -----------
WASTE MANAGEMENT -- 0.1%
  IMCO Recycling, Inc...................   1,700        12,070
  Waste Connections, Inc.*..............   1,000        31,600
                                                   -----------
                                                        43,670
                                                   -----------
  TOTAL COMMON STOCKS
    (Identified Cost $23,196,599).......            29,157,609
                                                   -----------

SHORT-TERM INVESTMENTS -- 3.0%
OTHER -- 3.0%
  SSgA Government Money Market Fund.....  163,315      163,315
  SSgA Money Market Fund................  727,860      727,860
                                                   -----------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $891,175)..........               891,175
                                                   -----------


--------------------------------------------------------------
TOTAL INVESTMENTS -- 102.7%
  (IDENTIFIED COST $24,087,774)#..................  30,048,784
  Liabilities, Less Cash and Other Assets --
    (2.7%)........................................    (796,291)
                                                    ----------
NET ASSETS -- 100%................................  $29,252,493
                                                    ==========

  +  See Note 1.
  *  Non-income producing security
  # At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $24,101,220. Net unrealized appreciation aggregated $5,947,564, of which $7,497,538 related to appreciated investment securities and $1,549,974 related to depreciated investment securities.
(a)  Bankrupt security/delisted.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001

                                           SHARES      VALUE+
----------------------------------------------------------------
COMMON STOCKS -- 96.5%
AUSTRALIA -- 2.9%
  Amcor Ltd.............................    22,408   $    75,661
  AMP Ltd...............................    17,028       191,012
  AXA Asia Pacific Holdings, Ltd........    66,900       106,974
  Bank of Western Australia Ltd.
    (BankWest)..........................    18,553        41,768
  Commonwealth Bank of Australia........     3,941        68,645
  CSR Ltd...............................    53,180       192,584
  Goodman Fielder Ltd...................    37,733        22,594
  Howard Smith Ltd......................     6,520        45,124
  Lion Nathan Ltd.......................    10,000        22,493
  M.I.M. Holdings Ltd...................    73,027        44,697
  Mayne Nickless Ltd....................    11,848        38,978
  Mirvac Group..........................    12,010        22,788
  National Australia Bank Ltd...........     3,399        60,768
  Normandy Mining Ltd...................    67,217        42,512
  Orica Ltd.............................     3,543         8,049
  Publishing & Broadcasting Ltd.........    24,844       115,059
  Qantas Airways Ltd....................    83,995       149,946
  Rio Tinto Ltd.........................     6,067       105,645
  Santos Ltd............................    17,341        57,403
  St. George Bank Ltd...................    10,170        77,236
  WMC Ltd...............................    59,886       292,620
                                                     -----------
                                                       1,782,556
                                                     -----------
AUSTRIA -- 0.2%
  Telekom Austria AG*...................     9,800        60,211
  Voest-Alpine Stahl AG.................     2,342        71,252
                                                     -----------
                                                         131,463
                                                     -----------
BELGIUM -- 0.9%
  Bekaert NV............................     3,700       131,631
  Solvay SA.............................     4,700       233,006
  Union Miniere SA......................     4,200       166,931
                                                     -----------
                                                         531,568
                                                     -----------
DENMARK -- 1.0%
  Carlsberg A/S.........................     1,000        41,885
  Danisco A/S...........................     2,500        91,623
  Danske Bank...........................    21,563       387,771
  Jyske Bank A/S........................     2,720        57,273
                                                     -----------
                                                         578,552
                                                     -----------
FINLAND -- 2.4%
  Fortum Corp...........................   101,472       429,962
  Huhtamaki Van Leer Oyj, Series 1......     2,800        71,850
  Kesko Oyj.............................     8,800        63,016
  Metra Oyj, Class B....................     4,200        84,533
  Metsa-Serla Oyj, Series B.............    12,000        69,661
  Metso Oyj.............................    16,254       180,445
  Outokumpu Oyj.........................    10,700        86,597
  Pohjola Group Insurance Corp.,
    Series B............................     3,600        70,016
  Stora Enso Oyj, Series A..............     5,600        59,796
  Stora Enso Oyj........................    14,800       160,541
  UPM-Kymmene Oyj.......................     7,200       203,734
                                                     -----------
                                                       1,480,151
                                                     -----------
FRANCE -- 10.6%
  Accor SA..............................     3,500   $   147,859
                                           SHARES      VALUE+
----------------------------------------------------------------
  Assurances Generales De France........     7,900       439,852
  Banque Nationale de Paris.............    14,300     1,245,785
  Ciments Francais......................     1,180        51,449
  Compagnie de Saint-Gobain.............     3,500       476,055
  Compagnie Generele des Etablissements
    Michelin, Class B...................     5,700       180,514
  Credit Industriel et Commercial.......       500        49,321
  Credit Lyonnais SA....................    10,200       368,407
  Eiffage SA............................       200        14,034
  Eridania Beghin-Say SA................       900        73,982
  Financiere Marc de Lacharriere SA.....     1,000        35,593
  France Telecom SA.....................     1,300        62,025
  Gecina................................       800        66,338
  Groupe Danone.........................     1,800       247,269
  Imerys................................       600        59,491
  L'Oreal SA............................     3,150       203,547
  Lafarge SA............................     5,062       433,269
  Lapeyre SA............................       400        18,034
  Pechiney SA...........................     2,700       137,287
  Pernod-Ricard SA......................     2,400       168,405
  PSA Peugeot Citroen...................     1,900       516,376
  Rallye SA.............................     1,100        55,932
  Remy Cointreau SA.....................     1,228        35,383
  Rue Imperiale de Lyon.................        20        29,610
  SEB SA................................       500        23,517
  Simco SA..............................       204        13,208
  Societe BIC SA........................     1,000        36,440
  Societe Fonciere Lyonaise.............       800        21,695
  Societe Generale......................    12,600       746,917
  Unibail...............................     1,800        97,779
  Usinor SA.............................    10,200       107,099
  Valeo SA..............................     3,400       137,410
  Vinci.................................     1,200        76,525
  Vivendi Universal SA..................     1,100        64,181
                                                     -----------
                                                       6,440,588
                                                     -----------
GERMANY -- 8.4%
  Bankgesellschaft Berlin AG............    12,900       103,855
  BASF AG...............................    13,950       550,902
  Bayer AG..............................     7,400       290,667
  Commerzbank AG........................    11,350       287,499
  Continental AG........................     2,000        27,423
  DaimlerChrysler AG....................    23,000     1,057,405
  DBV-Winterthur Holding AG.............       500        18,220
  Degussa-Huels AG......................     2,000        54,135
  DePfa Deutsche Pfandbriefbank AG......       500        33,898
  Deutsche Bank AG......................     3,100       222,357
  Deutsche Lufthansa AG.................     8,750       137,997
  Dresdner Bank AG......................    12,500       571,499
  Ergo Versicherungs Gruppe AG..........       900       132,444
  Gehe AG...............................       500        19,449
  Heidelberg Zement.....................       700        30,106
  Hoechst AG............................       600        28,220
  HypoVereinsbank.......................     5,401       267,301
  Kamps AG..............................     1,200        10,922
  KarstadtQuelle AG.....................     2,700        80,015

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
  Linde AG..............................     6,000   $   255,099
  MAN AG................................     1,750        37,521
  Merck KGaA............................     3,200       111,267
  RWE AG................................       500        19,907
  Stinnes AG............................       900        18,877
  Thyssen Krupp AG......................    11,800       154,998
  Veba AG...............................     3,800       199,466
  Vereins-und Westbank AG...............       750        20,021
  Volkswagen AG.........................     7,150       336,289
                                                     -----------
                                                       5,077,759
                                                     -----------
HONG KONG -- 2.0%
  Amoy Properties Ltd...................   125,000       147,440
  China Overseas Land & Investment
    Ltd.................................    90,000        16,154
  Great Eagle Holdings Ltd..............    21,597        30,043
  Hang Lung Development Co., Ltd........    55,000        53,591
  Hysan Development Co., Ltd............    43,285        55,218
  Kerry Properties Ltd..................    41,401        55,734
  New World Development Co., Ltd........    71,730        87,366
  Shangri-La Asia Ltd...................   166,000       146,850
  Sino Land Co., Ltd....................   156,000        65,002
  Swire Pacific Ltd.....................    46,000       238,262
  Tsim Sha Tsui Properties Ltd..........    58,253        41,077
  Wharf (Holdings) Ltd..................   101,000       210,422
  Wheelock and Co., Ltd.................    78,000        62,502
                                                     -----------
                                                       1,209,661
                                                     -----------
IRELAND -- 0.6%
  Allied Irish Banks Plc................     2,673        30,807
  Irish Life & Permanent Plc............    18,301       214,027
  Jefferson Smurfit Group Plc...........    70,390       130,041
                                                     -----------
                                                         374,875
                                                     -----------
ITALY -- 3.8%
  Alitalia SpA*.........................   120,000       146,439
  Banca di Roma.........................   106,250       324,149
  Banca Popolare di Lodi................     9,000        88,931
  Banca Popolare di Milano..............    21,760        85,748
  Banca Popolare di Verona..............    18,000       170,541
  Banca Toscana.........................    17,500        66,440
  Buzzi Unicem SpA......................     4,000        31,390
  Compagnia Assicuratrice Unipol SpA....    17,000        53,305
  Compart SpA...........................    27,500        78,071
  Fiat SpA..............................    36,000       704,739
  Ifil (Finanziiaria di partecipazioni)
    SpA.................................    25,000       142,160
  Italcementi SpA.......................     9,180        71,883
  La Rinascente SpA.....................    17,000        73,474
  Milano Assicurazioni..................     8,000        24,407
  Parmalat Finanziaria SpA..............    41,600       111,050
  Riunione Adriatica di Sicurta SpA.....     5,600        68,908
  SAI SpA...............................     3,500        53,538
  Snia SpA..............................    20,800        37,722
                                                     -----------
                                                       2,332,895
                                                     -----------

JAPAN -- 23.3%
  Aisin Seiki Co., Ltd..................     2,000        30,567
  Amada Co., Ltd........................    12,000        60,717
  Aomori Bank Ltd.......................     6,000   $    23,286
  Asahi Bank Ltd........................   146,000       316,093
  Asahi Breweries Ltd...................    17,000       190,706
  ASATSU-DK, Inc........................     1,200        24,344
  Ashikaga Bank Ltd.*...................     8,000        12,188
                                           SHARES      VALUE+
----------------------------------------------------------------
  Autobacs Seven Co., Ltd...............     1,200        33,197
  Awa Bank Ltd..........................     7,000        31,321
  Bank of Kyoto Ltd.....................    10,000        49,314
  Bank of Nagoya Ltd....................     6,000        31,273
  Bank of Yokohama Ltd..................     4,000        16,294
  Canon Sales Co., Inc..................     4,000        39,163
  Casio Computer Co., Ltd...............     3,000        17,440
  Chiba Bank Ltd........................    28,000       101,259
  Chudenko Corp.........................     2,000        30,086
  Chugoku Bank Ltd......................     7,000        46,532
  Chuo Trusts & Banking Co., Ltd........     7,000        12,405
  Citizen Watch Co......................     5,000        30,471
  Cosmo Oil Co., Ltd....................    21,000        52,201
  Dai Nippon Printing Co., Ltd..........    19,000       231,882
  Dai-Tokyo Fire and Marine Insurance
    Co., Ltd............................    18,000        59,899
  Daicel Chemical Industries Ltd........    11,000        38,457
  Daido Steel Co., Ltd..................    35,000        96,263
  Daimaru, Inc..........................     6,000        25,162
  Daishi Bank Ltd.......................     9,000        29,589
  Daiwa Bank Ltd........................    67,000        87,034
  Daiwa House Industry Co., Ltd.........    19,000       149,002
  Dowa Fire & Marine Insurance Co.,
    Ltd.................................     9,000        36,012
  Ezaki Glico Co., Ltd..................     4,000        23,029
  Fuji Photo Film.......................     2,000        86,280
  Fujikura Ltd..........................     4,000        24,377
  Fukuoka City Bank Ltd.................    33,000       148,184
  Fukuoka City Bank Ltd.................     9,000        28,867
  Fukuyama Transporting Co., Ltd........     8,000        34,191
  Futaba Industrial Co., Ltd............     2,000        25,291
  Futuba Corp...........................     1,000        26,542
  General Sekiyu K.K....................     2,000        13,295
  Gunma Bank Ltd........................    15,000        71,566
  GUNZE Ltd.............................     5,000        20,087
  Hachijuni Bank Ltd....................    21,000       104,402
  Hankyu Department Stores, Inc.........     4,000        23,799
  Hanshin Electric Railway Co., Ltd.....    11,000        26,902
  Heiwa Corp............................     6,000       104,162
  Higo Bank Ltd.........................     5,000        17,601
  Hino Motors Ltd.*.....................     8,000        37,399
  Hiroshima Bank Ltd....................    19,000        63,227
  Hitachi Ltd...........................   125,000     1,227,849
  Hitachi Maxell Ltd....................     3,000        42,579
  Hitachi Metals Ltd....................    18,000        69,136
  Hokkoku Bank Ltd......................     9,000        33,197
  Hokuriku Bank Ltd.*...................    24,000        44,070
  House Foods Corp......................     4,000        43,782
  Hyakugo Bank Ltd......................     9,000        32,620
  Hyakujushi Bank Ltd...................     9,000        48,352
  Inax Corp.............................     7,000        48,104

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
  Ishikawajima-Harima Heavy Industries
    Co., Ltd............................    28,000   $    69,152
  Iyo Bank Ltd..........................    10,000        57,654
  Japan Airport Terminal Co., Ltd.......     2,000        18,924
  Japan Energy Corp.....................    21,000        44,455
  Japan Radio Co., Ltd..................     3,000        15,636
  JGC Corp..............................     6,000        50,036
  Joyo Bank Ltd.........................    32,000        95,967
  Juroku Bank Ltd.......................    12,000        48,881
  Kagoshima Bank Co., Ltd...............     7,000        28,065
  Kamigumi Co., Ltd.....................     8,000        39,131
  Kandenko Co., Ltd.....................     5,000        24,256
  Kansai Paint Co., Inc.................     6,000        16,165
  Kawasaki Heavy Industries Ltd.*.......    46,000        75,984
  Kawasaki Steel Corp...................   117,000       138,850
  Kinden Corp...........................     9,000        55,930
  Kissei Pharmaceutical Co., Ltd........     2,000        47,390
  Kobe Steel Ltd.*......................    85,000        48,392
  Kokusai Securities Co., Ltd...........    10,000        72,969
  Kokuyo Co., Ltd.......................     3,000        31,513
  Komatsu Ltd...........................    49,000       224,745
  Komori Corp...........................     1,000        13,632
  Koyo Seiko Co., Ltd...................    10,000        50,758
  Kubota Corp...........................    73,000       290,338
  Kuraray Co., Ltd......................    19,000       141,384
  Kyushu Matsushita Electric Co.,
    Ltd.................................     6,000        50,950
  Lion Corp.............................    11,000        41,897
  Makita Corp...........................     4,000        25,210
  Marubeni Corp.*.......................    55,000       105,846
  Marui Co., Ltd........................     8,000       115,468
  Maruichi Steel Tube Ltd...............     2,000        22,709
  Matsushita Electric Industrial Co.,
    Ltd.................................    54,000       845,225
  Matsushita-Kotobuk Electronics
    Industries Ltd......................     5,000        53,284
  Mazda Motor Corp......................    45,000       112,581
  Michinoku Bank Ltd....................     3,000        16,791
  Mitsubishi Gas Chemical Co., Inc......    17,000        68,294
  Mitsubishi Heavy Industries Ltd.......   124,000       565,761
  Mitsubishi Material Corp..............    13,000        27,833
  Mitsubishi Motor Corp.*...............    22,000        73,210
  Mitsubishi Rayon Co., Ltd.............     9,000        31,970
  Mitsui Chemicals, Inc.................    26,000       104,450
  Mitsui Marine & Fire Insurance Co.,
    Ltd.................................     7,000        35,811
  Mizuho Holdings, Inc..................        31       144,174
  Mori Seiki Co., Ltd...................     3,000        24,537
  Musashino Bank Ltd....................       600        20,929
  Nanto Bank Ltd........................     6,000        18,282
  National House Industrial Co., Ltd....     6,000        30,310
  NHK Spring Co., Ltd...................     5,000        15,275
  Nichido Fire and Marine Insurance Co.,
    Ltd.................................     4,000        24,954
  Nichirei Corp.........................     6,000        22,949
  Nippon Kayaku Co., Ltd................     3,000        16,117
  Nippon Mitsubishi Oil Corp............   121,000       683,057
  Nippon Paint Co., Ltd.................     8,000   $    26,814
                                           SHARES      VALUE+
----------------------------------------------------------------
  Nippon Sanso Corp.....................     9,000        35,867
  Nippon Shokubai Co., Ltd..............     4,000        17,898
  Nipponkoa Insurance Co., Ltd..........     6,000        22,516
  Nishi-Nippon Bank Ltd.................    15,000        52,802
  Nishimatsu Construction Co., Ltd......     5,000        19,325
  Nissei Sangyo Co., Ltd................     2,000        26,542
  Nisshin Flour Milling Co., Ltd........     3,000        22,324
  Nisshin Steel Co., Ltd................    98,000        96,656
  Nisshinbo Industries, Inc.............    23,000       118,772
  Nissho Iwai Corp.*....................    13,000        20,536
  NKK Corp.*............................   271,000       269,457
  Noritsu Koki Co., Ltd.................     1,000        15,356
  NTN Corp..............................    15,000        41,617
  Obayashi Corp.........................    27,000       105,004
  Okumura Corp..........................     6,000        22,083
  Onward Kashiyama Co., Ltd.............     6,000        65,047
  Q.P. Corp.............................     3,000        27,809
  Rengo Co., Ltd........................     5,000        15,075
  Rinnai Corp...........................     1,100        21,434
  San-In Godo Bank Ltd..................    15,000        75,295
  Sanyo Shinpan Finance Co., Ltd........     1,300        45,449
  Sapporo Breweries Ltd.................    12,000        38,489
  Sapporo Hokuyo Holdings, Inc..........         9        55,569
  Sekisui Chemical Co., Ltd.............    18,000        74,477
  Sekisui House Ltd.....................    36,000       305,701
  Shiga Bank Ltd........................     4,000        16,294
  Shikoku Bank Ltd......................     6,000        33,197
  Shima Seiki Mfg., Ltd.................     1,000        16,799
  Shimadzu Corp.........................     9,000        34,135
  Shimizu Corp..........................    33,000       134,688
  Shinko Securities Co., Ltd............    21,000        65,672
  Shiseido Co., Ltd.....................    18,000       168,872
  Showa Shell Sekiyu K.K................    13,000        75,784
  Snow Brand Milk Products Co., Ltd.....     8,000        26,301
  Sumitomo Forestry Co., Ltd............     6,000        38,249
  Sumitomo Metal Industries Ltd.*.......   108,000        64,951
  Sumitomo Metal Mining Co..............    18,000        84,147
  Sumitomo Osaka Cement Co., Ltd........    21,000        43,782
  Sumitomo Realty & Development Co.,
    Ltd.................................    15,000        89,247
  Sumitomo Rubber Industries Ltd........     5,000        23,735
  Suzuken Co., Ltd......................     1,000        27,985
  Taiheiyo Cement Corp..................    93,000       196,873
  Taisei Corp...........................    28,000        68,254
  Takashimaya Co., Ltd..................    10,000        69,762
  Tanabe Seiyaku Co., Ltd...............     3,000        28,314
  Teikoku Oil Co., Ltd..................     7,000        34,688
  The 77 Bank Ltd.......................    19,000       107,409
  The Nissan Fire & Marine Insurance
    Co., Ltd............................     6,000        25,307
  Toda Corp.............................     9,000        31,248
  Toho Bank Ltd.........................     5,000        16,839
  Tokuyama Corp.........................     5,000        21,209
  Tokyo Style Co., Ltd..................     2,000        22,292
  Toppan Printing Co., Ltd..............    36,000       370,363
  Toray Industries, Inc.................    39,000       155,737

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
  Tostem Corp...........................    12,000   $   197,258
  Toto Ltd..............................     3,000        20,904
  Toyo Seikan Kaisha Ltd................    11,000       157,533
  Toyo Suisan Kaisha Ltd................     2,000        20,736
  Toyota Tsusho Corp....................     9,000        42,651
  UFJ Holdings, Inc.....................        51       274,405
  Uny Co., Ltd..........................     6,000        61,198
  Victor Company of Japan Ltd...........     9,000        58,816
  Wacoal Corp...........................     3,000        32,115
  Yamagata Bank Ltd.....................     3,000        13,567
  Yamaguchi Bank Ltd....................     5,000        31,553
  Yamaha Corp...........................     4,000        40,318
  Yamatake Corp.........................     2,000        18,427
  Yamazaki Baking Co., Ltd..............     6,000        43,733
  Yasuda Trust & Banking Co., Ltd.......    46,000        35,041
                                                     -----------
                                                      14,147,430
                                                     -----------

NETHERLANDS -- 5.4%
  ABN AMRO Holding NV...................    20,900       393,023
  Buhrmann NV...........................     1,858        17,541
  DSM NV................................     1,640        57,122
  Getronics NV..........................     8,501        35,300
  Hagemeyer NV..........................       834        16,079
  ING Groep NV..........................    24,355     1,593,380
  Koninklije Luchtvaart Maatschappij
    NV*.................................     3,600        63,457
  Koninklijke (Royal) KPN NV............    24,600       139,677
  Koninklijke (Royal) Philips
    Electronics NV......................    22,300       591,700
  Koninklijke Vopak NV..................     4,400        90,423
  N.V. Holdingmaatschappij De
    Telegraaf...........................       800        14,237
  Oce NV................................     6,310        66,308
  Royal Vendex KBB NV...................     1,447        18,392
  United Pan-Europe Communications NV*..    27,300        69,406
  Vedior NV.............................     8,646        78,399
                                                     -----------
                                                       3,244,444
                                                     -----------

NEW ZEALAND -- 0.0%
  Carter Holt Harvey Ltd................    31,900        21,958
                                                     -----------

NORWAY -- 0.4%
  Bergesen d.y. ASA, Class A............     2,500        45,554
  Den Norske Bank ASA...................     9,200        39,937
  Elkem ASA.............................       900        14,904
  Kvaerner ASA, Series A*...............     1,361         9,555
  Norske Skogindustrier ASA.............     7,000       106,166
  Petroleum Geo-Services ASA*...........     1,200        12,155
                                                     -----------
                                                         228,271
                                                     -----------

PORTUGAL -- 0.4%
  Banco Commercial Portugues SA.........     9,964        37,154
  Banco Espirito Santo SA...............     6,104        83,541
  Cimpor-Cimento de Portugal SGPA SA....     5,800       112,558
                                                     -----------
                                                         233,253
                                                     -----------
SINGAPORE -- 1.1%
  Centrepoint Properties Ltd............    49,779        45,080
                                           SHARES      VALUE+
----------------------------------------------------------------
COMMON STOCKS  (CONTINUED)
SINGAPORE  (CONTINUED)
  City Developments Ltd.................    47,000   $   181,860
  Fraser & Neave Ltd....................    16,000        69,813
  Keppel Corporation Ltd................    41,000        81,460
  Keppel Land Ltd.......................    38,000        47,761
  Keppel Tat Lee Bank Ltd...............    88,750       170,486
  Neptune Orient Lines Ltd.*............    76,000        58,397
  Singapore Land Ltd....................    12,000        25,423
                                                     -----------
                                                         680,280
                                                     -----------

SPAIN -- 2.8%
  Aceralia Corporation Siderurgica SA...     4,700        51,023
  Acerinox SA...........................     3,000        83,389
  ACS, Actividades de Construccion y
    Servicious SA.......................       800        22,196
  Autopistas del Mare Nostrum SA........     3,200        56,949
  Autopistas, Concesionaria Espanola
    SA..................................    13,335       121,370
  Azucarera Ebro Agricolas SA...........     3,200        35,959
  Compania Espanole de Petroleos SA.....    12,800       142,317
  Corporacion Mapfre....................     2,900        60,678
  Endesa SA.............................     9,600       153,273
  Fomento de Construcciones y Contratas
    SA..................................     6,200       118,219
  Grupo Dragados SA.....................     2,000        25,169
  Metrovacesa SA........................     2,205        31,393
  Red Electrica de Espana...............     2,800        25,034
  Repsol-YPF SA.........................    41,500       685,799
  Sociedad General de Aguas de Barcelona
    SA*.................................        50           657
  Sol Melia SA..........................     4,700        41,662
  Vallehermoso SA.......................     4,400        28,078
                                                     -----------
                                                       1,683,165
                                                     -----------

SWEDEN -- 2.4%
  AssiDoman AB..........................     5,300       110,163
  Atlas Copco AB, Series A..............     5,300       105,045
  Atlas Copco AB, Series B..............     2,600        50,455
  Electrolux AB, Series B...............    21,200       293,442
  Gambro AB, Series A...................    11,400        69,723
  Gambro AB, Series B...................     4,200        25,495
  Mo Och Domsjoe AB (MoDo), Series B....     3,500        69,852
  NCC AB................................     3,500        25,913
  Nordic Baltic Holding AB..............     5,716        32,854
  SKF AB, Series B......................     2,900        45,742
  SKF AB, Series A......................     1,600        23,397
  SSAB Svenskt Stal AB, Series A........     3,100        26,800
  Svenska Cellulosa AB (SCA),
    Series B............................    13,300       281,951
  Trelleborg AB, Series B...............     1,500        11,312
  Volvo AB, Series A....................     6,300        92,127
  Volvo AB, Series B....................    13,700       205,381
                                                     -----------
                                                       1,469,652
                                                     -----------

SWITZERLAND -- 6.3%
  Ascom Holding AG......................       500        23,073
  Baloise Holding Ltd...................       460       450,654
  Bobst AG..............................        15        19,705
  Ciba Specialty Chemicals AG...........     5,300       309,031
  Clariant AG...........................     2,100        50,557

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
  Compagnie Financiere Richemont AG.....       160   $   409,685
  Credit Suisse Group...................     1,790       294,431
  Georg Fischer AG......................       120        28,890
  Helvetia Patria Holding...............       310       270,743
  Holcim Ltd., Series B*................     1,386       282,369
  Lonza AG..............................       210       122,622
  Rieter Holding AG.....................       140        32,730
  SAirGroup.............................       720        43,284
  Schindler Holding AG..................        20        22,266
  Schweizerische Lebensversicherungs-und
    Rentenanstalt.......................       930       600,501
  SIG Holding AG........................       200        20,484
  Sika Finanz AG........................        60        15,480
  Sulzer AG.............................       290        92,335
  Sulzer Medica AG......................       570        38,709
  Swisscom AG...........................     1,010       240,623
  UBS AG................................     2,960       424,269
                                                     -----------
                                                       3,792,441
                                                     -----------

UNITED KINGDOM -- 21.6%
  3I Group Plc..........................    33,126       497,303
  Abbey National Plc....................    17,211       301,773
  Aggregate Industries Plc..............    34,696        43,942
  Alliance & Leicester Group Treasury
    Plc.................................    20,000       230,116
  Allied Domecq Plc.....................    12,800        79,901
  Antofagasta Holdings Plc..............     7,000        46,106
  Associated British Foods Plc..........    37,000       240,344
  Associates British Ports Holdings
    Plc.................................    12,500        76,664
  BAA Plc...............................    56,957       529,403
  BAE Systems Plc.......................    49,324       236,522
  Barratt Developments Plc..............     6,000        30,335
  Bass Plc..............................    48,600       508,534
  Berkeley Group Plc....................     5,060        51,200
  BG Group Plc..........................   194,000       765,672
  Blue Circle Industries Plc............    23,276       161,358
  Bodycote International Plc............     4,380        16,346
  BPB Plc...............................    14,200        54,844
  Britannic Plc.........................    10,900       143,143
  British Airways Plc...................    59,477       288,139
  British Land Company Plc..............    29,000       198,077
  Brixton Estate Plc....................     6,700        22,127
  Canary Wharf Finance Plc*.............    12,000        93,624
  Caradon Plc...........................     7,343        16,598
  CGU Plc...............................    21,872       302,787
  Chelsfield Plc........................     8,132        38,767
  Corus Group Plc.......................   174,700       149,463
  Debenhams Plc.........................    20,243       129,427
  F.I. Group Plc........................    17,000        71,225
  Glynwed International Plc.............     5,000        17,903
  Great Universal Stores Plc............    29,300       251,087
  Halifax Group Plc.....................    63,000       729,302
  Hammerson Plc.........................    10,300        69,626
  Hanson Plc............................    40,400       297,847
  Hanson Plc............................     1,137         8,061
  Hilton Group Plc......................    82,700   $   278,355
  IMI Plc...............................    10,000        31,687
  Innogy Holdings Plc...................    27,400        84,121
                                           SHARES      VALUE+
----------------------------------------------------------------
  J Sainsbury Plc.......................   107,846       673,206
  Lattice Group Plc.....................   112,000       250,396
  Liberty International Plc.............    13,712       103,022
  London Merchant Securities Plc........     7,000        14,639
  Marks & Spencer Plc...................   159,752       589,444
  Millennium & Copthorne Hotels Plc.....     9,882        50,448
  Morgan Crucible Company Plc...........     9,237        41,627
  National Power Plc....................    61,400       259,193
  Northern Foods Plc....................    10,000        23,096
  Northern Rock Plc.....................     5,000        40,700
  P & O Princess Cruises Plc............    22,978       119,730
  Peninsular and Oriental Steam
    Navigation Co.......................    28,926       108,360
  Pilkington Plc........................    17,904        25,340
  PowerGen Plc..........................    19,207       194,485
  Railtrack Group Plc...................    25,033       117,748
  Rank Group Plc........................    25,000        76,048
  Rexam Plc.............................    16,283        70,858
  RMC Group Plc.........................    10,000        96,469
  Rolls-Royce Plc.......................    88,235       291,394
  Royal & Sun Alliance Insurance Group
    Plc.................................    82,886       624,500
  Royal Bank of Scotland Group Plc*.....     2,600         3,231
  Royal Bank of Scotland Group Plc......     2,659        58,679
  Safeway Plc...........................    59,151       335,500
  Scottish & Newcastle Plc..............    36,196       284,185
  Scottish Power Plc....................     9,000        66,289
  Signet Group Plc......................    23,000        28,666
  Slough Estates Plc....................    16,400        79,566
  Smith W.H. Plc........................     9,000        68,317
  Stagecoach Holdings Plc...............    45,429        50,382
  Tate & Lyle Plc.......................    17,600        69,401
  Taylor Woodrow Plc....................    15,493        42,547
  Thistle Hotels Plc....................    19,000        33,982
  Trinity Mirror Plc....................    11,530        64,382
  Uniq Plc..............................     2,050         6,063
  Vodafone Group Plc....................   339,000       751,927
  Whitbread Plc.........................    15,553       148,285
  Wilson Bowden Plc.....................     2,000        20,772
  Wincanton Plc.........................     2,050         5,774
  Wolseley Plc..........................    13,659       102,143
                                                     -----------
                                                      13,082,523
                                                     -----------
  TOTAL COMMON STOCKS
    (Identified Cost $60,710,924).......              58,523,485
                                                     -----------

PREFERRED STOCK -- 0.1%

AUSTRALIA -- 0.1%
  The News Corp., Ltd...................     6,039        48,575
                                                     -----------
  TOTAL PREFERRED STOCK
    (Identified Cost $46,657)...........                  48,575
                                                     -----------

--------------------------------------------------------------------------------
SA International HBtM Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001 (Continued)

----------------------------------------------------------------
                                           SHARES      VALUE+
SHORT-TERM INVESTMENTS -- 2.4%

UNITED STATES -- 2.4%
  SSgA Government Money Market Fund.....   453,847   $   453,847
  SSgA Money Market Fund................   996,531       996,531
                                                     -----------
                                                       1,450,378
                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
    (Identified Cost $1,450,378)........               1,450,378
                                                     -----------


--------------------------------------------------------------
TOTAL INVESTMENTS -- 99.0%
  (IDENTIFIED COST $62,207,959)#..................  60,022,438
  Cash and Other Assets, Less Liabilities --
    1.0%..........................................     619,080
                                                    ----------
NET ASSETS -- 100%................................  $60,641,518
                                                    ==========

  +  See Note 1.
  *  Non-income producing security
  # At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $62,229,277. Net unrealized depreciation aggregated $2,206,839, of which $4,179,880 related to appreciated investment securities and $6,386,719 related to depreciated investment securities.

Ten Largest Sector Holdings at June 30, 2001
(As a percentage of Net Assets):

Industry                          Percentage
--------                          -----------
Banks/Savings & Loans                15.2%
Building & Construction               7.3%
Financial Services                    6.6%
Insurance                             6.3%
Oil & Gas                             5.4%
Diversified Operations                3.7%
Auto & Related                        3.1%
Chemicals                             3.1%
Food & Beverages                      2.9%
Real Estate                           2.8%

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA International Small Company Fund
PORTFOLIO OF INVESTMENTS -- AS OF JUNE 30, 2001

                                           SHARES      VALUE+
----------------------------------------------------------------
MUTUAL FUNDS -- 100.1%
  DFA International Small Company
    Portfolio...........................  2,092,099  $17,594,560
                                                     -----------
  TOTAL MUTUAL FUNDS
    (Identified Cost $17,663,047).......              17,594,560
                                                     -----------


--------------------------------------------------------------
TOTAL INVESTMENTS -- 100.1%
  (IDENTIFIED COST $17,663,047)#..................  17,594,560
  Liabilities, Less Cash and Other Assets --
    (0.1%)........................................     (14,818)
                                                    ----------
NET ASSETS -- 100%................................  $17,579,742
                                                    ==========

  +  See Note 1.
  # At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $17,726,259. Net unrealized depreciation aggregated $131,699, which related solely to depreciated investment securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES -- JUNE 30, 2001

                                SA           SA
                           FIXED INCOME  U.S. MARKET
                               FUND         FUND
----------------------------------------------------
ASSETS
  Investments in
    securities, at market  $20,490,079   $55,432,532
  Short-term investments
    (at amortized cost)     24,318,096     1,259,927
  Cash                           4,454         1,377
  Foreign currency              13,846            --
  Receivable for
    investments sold                --            --
  Dividends and interest
    receivable                 377,885        47,104
  Receivable for fund
    shares sold                143,100        36,289
  Receivable for forward
    foreign currency
    exchange contracts
    (Note 1)                   187,711            --
  Receivable due from
    Manager (Note 2)             8,492        24,369
  Receivable for tax
    reclaims                        --            23
                           -----------   -----------
    TOTAL ASSETS            45,543,663    56,801,621
                           -----------   -----------

LIABILITIES
  Due to Custodian                  --            --
  Payable for investments
    purchased                       --     1,098,329
  Payable for fund shares
    redeemed                     3,716            --
  Advisory fees payable
    (Note 2)                    35,526        39,830
  Administration fee
    payable (Note 2)             9,335        10,193
  Trustees' fees payable
    (Note 2)                       986           986
  Shareholder servicing
    fee payable (Note 2)         1,822         2,256
  Accrued expenses and
    other liabilities           37,621        45,092
                           -----------   -----------
    TOTAL LIABILITIES           89,006     1,196,686
                           -----------   -----------

NET ASSETS                 $45,454,657   $55,604,935
                           ===========   ===========
NET ASSETS CONSIST OF:
  Capital paid in          $46,049,847   $59,225,924
  Undistributed net
    investment income          141,107        98,206
  Accumulated net
    realized gain/(loss)       (38,416)   (4,886,399)
  Net unrealized
  appreciation/(depreciation)
    on:
    Investments               (874,399)    1,167,204
    Foreign currency
      translations             176,518            --
                           -----------   -----------

NET ASSETS                 $45,454,657   $55,604,935
                           ===========   ===========
SHARES OF BENEFICIAL
  INTEREST OUTSTANDING       4,606,266     5,421,300
NET ASSET VALUE PER SHARE  $      9.87   $     10.26

IDENTIFIED COST OF
  INVESTMENTS              $45,682,574   $55,525,255
COST OF FOREIGN CURRENCY   $    14,003   $        --

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                          SA                    SA U.S.     SA INTERNATIONAL  SA INTERNATIONAL
                                      U.S. HBTM              SMALL COMPANY        HBTM         SMALL COMPANY
                                         FUND                    FUND             FUND              FUND
--------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in
    securities, at market            $29,404,366              $29,157,609     $58,572,060       $17,594,560
  Short-term investments
    (at amortized cost)                  160,331                  891,175       1,450,378                --
  Cash                                     2,053                   19,506              --            31,355
  Foreign currency                            --                       --         525,940                --
  Receivable for
    investments sold                          --                   22,135              --                --
  Dividends and interest
    receivable                            31,235                   16,055         121,056                --
  Receivable for fund
    shares sold                           58,974                   60,304         116,244            52,833
  Receivable for forward
    foreign currency
    exchange contracts
    (Note 1)                                  --                       --              --                --
  Receivable due from
    Manager (Note 2)                      11,057                   29,296              --                --
  Receivable for tax
    reclaims                                  --                       --          75,683                --
                                     -----------              -----------     -----------       -----------
    TOTAL ASSETS                      29,668,016               30,196,080      60,861,361        17,678,748
                                     -----------              -----------     -----------       -----------

LIABILITIES
  Due to Custodian                            --                       --          36,965                --
  Payable for investments
    purchased                                 --                  841,501          22,242            17,536
  Payable for fund shares
    redeemed                              17,253                   21,053          39,494            12,457
  Advisory fees payable
    (Note 2)                              24,699                   25,150          57,694            20,390
  Administration fee
    payable (Note 2)                       7,432                    7,313           9,881             6,469
  Trustees' fees payable
    (Note 2)                                 987                      986             986               987
  Shareholder servicing
    fee payable (Note 2)                   1,197                    1,130           2,464               714
  Accrued expenses and
    other liabilities                     38,939                   46,454          50,117            40,453
                                     -----------              -----------     -----------       -----------
    TOTAL LIABILITIES                     90,507                  943,587         219,843            99,006
                                     -----------              -----------     -----------       -----------

NET ASSETS                           $29,577,509              $29,252,493     $60,641,518       $17,579,742
                                     ===========              ===========     ===========       ===========
NET ASSETS CONSIST OF:
  Capital paid in                    $25,361,784              $24,984,341     $61,939,778       $18,909,009
  Undistributed net
    investment income                     86,351                       --         539,390           110,216
  Accumulated net
    realized gain/(loss)                (739,559)              (1,692,858)        358,896        (1,370,996)
  Net unrealized
  appreciation/(depreciation)
    on:
    Investments                        4,868,933                5,961,010      (2,185,521)          (68,487)
    Foreign currency
      translations                            --                       --         (11,025)               --
                                     -----------              -----------     -----------       -----------

NET ASSETS                           $29,577,509              $29,252,493     $60,641,518       $17,579,742
                                     ===========              ===========     ===========       ===========
SHARES OF BENEFICIAL
  INTEREST OUTSTANDING                 2,683,567                2,138,932       6,445,967         1,915,304
NET ASSET VALUE PER SHARE            $     11.02              $     13.68     $      9.41       $      9.18

IDENTIFIED COST OF
  INVESTMENTS                        $24,695,764              $24,087,774     $62,207,959       $17,663,047
COST OF FOREIGN CURRENCY             $        --              $        --     $   533,302       $        --

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS -- YEAR ENDED JUNE 30, 2001

                                SA           SA
                           FIXED INCOME  U.S. MARKET
                               FUND         FUND
----------------------------------------------------
INVESTMENT INCOME
  INCOME:
    Dividends              $        --   $   552,557
    Income distributions
      received from DFA
      International Small
      Co. Portfolio                 --            --
    Interest                 1,805,441        62,849
    Less: Taxes withheld          (780)          (52)
                           -----------   -----------
  TOTAL INCOME               1,804,661       615,354
                           -----------   -----------
  EXPENSES:
    Advisory fees
      (Note 2)                 369,673       399,705
    Shareholder service
      fees (S Class)
      (Note 2)                   3,334         4,714
    Shareholder service
      fees (I Class)
      (Note 1 and
      Note 2)                   17,091        21,242
    Administration fees
      (Note 2)                  35,545        44,412
    Sub-Administration
      fees (Note 2)             85,412        87,624
    Trustees' fees and
      expenses (Note 2)          5,772         5,772
    Custody and
      accounting fees
      (Note 2)                  87,048       132,174
    Transfer agent fees
      (S Class)                  3,607         3,607
    Transfer agent fees
      (I Class) (Note 1)        35,399        35,039
    Professional fees           48,045        50,935
    Registration fees           20,793        25,870
    Other expenses              20,025        19,888
                           -----------   -----------
    TOTAL EXPENSES BEFORE
      WAIVERS AND
      REIMBURSEMENTS:          731,744       830,982
      Less: Expenses
        waived or borne
        by the Manager
        (Note 2)              (421,171)     (410,994)
                           -----------   -----------
      NET EXPENSES             310,573       419,988
                           -----------   -----------
    NET INVESTMENT INCOME
      (LOSS)                 1,494,088       195,366
                           -----------   -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
      REALIZED GAIN
        (LOSS) ON:
        Investments           (734,231)   (4,796,608)
        Foreign currency
          transactions       1,487,727            --
      CAPITAL GAIN
        DISTRIBUTIONS
        RECEIVED FROM DFA
        INTERNATIONAL
        SMALL CO.
        PORTFOLIO                   --            --
      INCREASE (DECREASE)
        IN UNREALIZED
APPRECIATION/DEPRECIATION
        ON:
        Investments           (394,255)     (718,689)
        Foreign currency
          translations          86,627            --
                           -----------   -----------
      Net realized and
        unrealized gain
        (loss) on
        investments and
        change in
        unrealized
        appreciation
        (depreciation)         445,868    (5,515,297)
                           -----------   -----------
    NET INCREASE
      (DECREASE) IN NET
      ASSETS RESULTING
      FROM OPERATIONS      $ 1,939,956   $(5,319,931)
                           ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                          SA                    SA U.S.     SA INTERNATIONAL  SA INTERNATIONAL
                                      U.S. HBTM              SMALL COMPANY        HBTM         SMALL COMPANY
                                         FUND                    FUND             FUND              FUND
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  INCOME:
    Dividends                         $  432,591              $   163,108     $ 1,488,245       $        --
    Income distributions
      received from DFA
      International Small
      Co. Portfolio                           --                       --              --           278,573
    Interest                              36,893                   34,079         131,500                --
    Less: Taxes withheld                    (216)                      --        (176,507)               --
                                      ----------              -----------     -----------       -----------
  TOTAL INCOME                           469,268                  197,187       1,443,238           278,573
                                      ----------              -----------     -----------       -----------
  EXPENSES:
    Advisory fees
      (Note 2)                           250,324                  245,781         648,451           120,479
    Shareholder service
      fees (S Class)
      (Note 2)                             2,030                    1,997           5,234             1,492
    Shareholder service
      fees (I Class)
      (Note 1 and
      Note 2)                             10,759                    9,582          25,289             6,782
    Administration fees
      (Note 2)                            22,350                   19,982          52,719            14,174
    Sub-Administration
      fees (Note 2)                       86,808                   87,417          86,038            91,881
    Trustees' fees and
      expenses (Note 2)                    5,774                    5,772           5,772             5,774
    Custody and
      accounting fees
      (Note 2)                            79,524                  164,695         144,236            50,736
    Transfer agent fees
      (S Class)                            3,607                    3,607           3,607             3,607
    Transfer agent fees
      (I Class) (Note 1)                  36,610                   37,644          36,282            35,728
    Professional fees                     50,069                   50,117          50,604            64,204
    Registration fees                     14,370                   16,292          27,153            15,458
    Other expenses                        20,450                   20,057          20,135            21,192
                                      ----------              -----------     -----------       -----------
    TOTAL EXPENSES BEFORE
      WAIVERS AND
      REIMBURSEMENTS:                    582,675                  662,943       1,105,520           431,507
      Less: Expenses
        waived or borne
        by the Manager
        (Note 2)                        (344,037)                (410,555)       (330,529)         (248,665)
                                      ----------              -----------     -----------       -----------
      NET EXPENSES                       238,638                  252,388         774,991           182,842
                                      ----------              -----------     -----------       -----------
    NET INVESTMENT INCOME
      (LOSS)                             230,630                  (55,201)        668,247            95,731
                                      ----------              -----------     -----------       -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
      REALIZED GAIN
        (LOSS) ON:
        Investments                     (739,559)              (1,666,727)        365,982        (1,429,039)
        Foreign currency
          transactions                        --                       --         (10,601)               --
      CAPITAL GAIN
        DISTRIBUTIONS
        RECEIVED FROM DFA
        INTERNATIONAL
        SMALL CO.
        PORTFOLIO                             --                       --              --           210,137
      INCREASE (DECREASE)
        IN UNREALIZED
APPRECIATION/DEPRECIATION
        ON:
        Investments                    5,932,159                4,386,166      (3,247,753)         (149,661)
        Foreign currency
          translations                        --                       --         (15,897)               --
                                      ----------              -----------     -----------       -----------
      Net realized and
        unrealized gain
        (loss) on
        investments and
        change in
        unrealized
        appreciation
        (depreciation)                 5,192,600                2,719,439      (2,908,269)       (1,368,563)
                                      ----------              -----------     -----------       -----------
    NET INCREASE
      (DECREASE) IN NET
      ASSETS RESULTING
      FROM OPERATIONS                 $5,423,230              $ 2,664,238     $(2,240,022)      $(1,272,832)
                                      ==========              ===========     ===========       ===========

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                              SA FIXED INCOME FUND
                           --------------------------
                            YEAR ENDED   PERIOD ENDED
                            6/30/2001     6/30/2000*
-----------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS
  OPERATIONS:
    Net investment income  $  1,494,088  $   637,912
    Net realized gain
      (loss) on
      investments and
      foreign currency
      transactions              753,496      413,813
    Capital gain
      distributions
      received from DFA
      International Small
      Co. Portfolio                  --           --
    Net increase
      (decrease) in
      unrealized
      appreciation
      (depreciation)           (307,628)    (390,253)
                           ------------  -----------
    Net increase
      (decrease) from
      operations              1,939,956      661,472
                           ------------  -----------
  DISTRIBUTION TO
    SHAREHOLDERS FROM:
    Net investment income
      Class S                        --     (206,380)
      Class I (Note 1)       (2,559,846)    (430,392)
    Net realized gains
      Class S                        --           --
      Class I (Note 1)               --           --
                           ------------  -----------
    TOTAL DISTRIBUTIONS      (2,559,846)    (636,772)
                           ------------  -----------
    SHARE TRANSACTIONS
    Proceeds from sale of
      shares
      Class S                     7,518   18,847,826
      Class I (Note 1)       23,076,307   15,482,141
    Value of
      distributions
      reinvested
      Class S                        --      186,666
      Class I (Note 1)        2,394,982      427,262
    Cost of shares
      redeemed
      Class S                  (206,134)  (1,970,358)
      Class I (Note 1)       (5,458,239)  (6,788,124)
    Value of shares
      consolidated
      Class S               (10,890,518)          --
      Class I (Note 1)       10,890,518           --
                           ------------  -----------
  TOTAL SHARE
    TRANSACTIONS             19,814,434   26,185,413
    Shareholder
      transaction fees
      (Note 2)                       --           --
                           ------------  -----------
  Net increase from share
    transactions             19,814,434   26,185,413
                           ------------  -----------
  TOTAL INCREASE IN NET
    ASSETS                   19,194,544   26,210,113
NET ASSETS
  Beginning of period        26,260,113       50,000
                           ------------  -----------
  End of period            $ 45,454,657  $26,260,113
                           ============  ===========
UNDISTRIBUTED NET
  INVESTMENT INCOME, END
  OF PERIOD                $    141,107  $   441,798
CAPITAL SHARE
  TRANSACTIONS
CLASS S:
  Shares sold by
    subscription                    746    1,879,337
  Issued for
    distributions
    reinvested                       --       18,640
  Shares redeemed               (20,428)    (196,319)
  Shares consolidated to
    Class I (Note 1)         (1,084,476)          --
                           ------------  -----------
  Net increase (decrease)
    in fund shares           (1,104,158)   1,701,658
                           ============  ===========
CLASS I (NOTE 1):
  Shares sold by
    subscription              2,317,760    2,140,747
  Issued for
    distributions
    reinvested                  243,009       42,704
  Shares redeemed              (541,457)    (676,200)
  Shares consolidated
    from Class S
    (Note 1)                  1,077,203           --
                           ------------  -----------
  Net increase in fund
    shares                    3,096,515    1,507,251
                           ============  ===========

  *  From commencement of operations, July 29, 1999.
 **  From commencement of operations, August 5, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                              SA U.S. MARKET FUND          SA U.S. HBTM FUND
                           --------------------------  -------------------------
                            YEAR ENDED   PERIOD ENDED  YEAR ENDED   PERIOD ENDED
                            6/30/2001    6/30/2000**    6/30/2001   6/30/2000**
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS
  OPERATIONS:
    Net investment income  $    195,366  $    39,305   $   230,630  $    90,846
    Net realized gain
      (loss) on
      investments and
      foreign currency
      transactions           (4,796,608)      43,902      (739,559)      63,322
    Capital gain
      distributions
      received from DFA
      International Small
      Co. Portfolio                  --           --            --           --
    Net increase
      (decrease) in
      unrealized
      appreciation
      (depreciation)           (718,689)   1,885,893     5,932,159   (1,063,226)
                           ------------  -----------   -----------  -----------
    Net increase
      (decrease) from
      operations             (5,319,931)   1,969,100     5,423,230     (909,058)
                           ------------  -----------   -----------  -----------
  DISTRIBUTION TO
    SHAREHOLDERS FROM:
    Net investment income
      Class S                        --           --            --           --
      Class I (Note 1)         (137,062)          --      (235,632)          --
    Net realized gains
      Class S                        --           --            --           --
      Class I (Note 1)         (133,743)          --       (63,324)          --
                           ------------  -----------   -----------  -----------
    TOTAL DISTRIBUTIONS        (270,805)          --      (298,956)          --
                           ------------  -----------   -----------  -----------
    SHARE TRANSACTIONS
    Proceeds from sale of
      shares
      Class S                    31,202   16,914,276        18,664    7,917,425
      Class I (Note 1)       38,743,608   16,340,573    18,292,900    7,771,314
    Value of
      distributions
      reinvested
      Class S                        --           --            --           --
      Class I (Note 1)          246,331           --       277,187           --
    Cost of shares
      redeemed
      Class S                  (310,391)  (2,306,344)      (93,271)  (1,055,665)
      Class I (Note 1)       (9,348,939)  (1,093,745)   (7,433,964)    (342,297)
    Value of shares
      consolidated
      Class S               (14,333,743)          --    (6,792,153)          --
      Class I (Note 1)       14,333,743           --     6,792,153           --
                           ------------  -----------   -----------  -----------
  TOTAL SHARE
    TRANSACTIONS             29,361,811   29,854,760    11,061,516   14,290,777
    Shareholder
      transaction fees
      (Note 2)                       --           --            --           --
                           ------------  -----------   -----------  -----------
  Net increase from share
    transactions             29,361,811   29,854,760    11,061,516   14,290,777
                           ------------  -----------   -----------  -----------
  TOTAL INCREASE IN NET
    ASSETS                   23,771,075   31,823,860    16,185,790   13,381,719
NET ASSETS
  Beginning of period        31,833,860       10,000    13,391,719       10,000
                           ------------  -----------   -----------  -----------
  End of period            $ 55,604,935  $31,833,860   $29,577,509  $13,391,719
                           ============  ===========   ===========  ===========
UNDISTRIBUTED NET
  INVESTMENT INCOME, END
  OF PERIOD                $     98,206  $    39,969   $    86,351  $    91,355
CAPITAL SHARE
  TRANSACTIONS
CLASS S:
  Shares sold by
    subscription                  2,655    1,560,286         2,034      867,160
  Issued for
    distributions
    reinvested                       --           --            --           --
  Shares redeemed               (26,362)    (208,109)      (10,149)    (124,605)
  Shares consolidated to
    Class I (Note 1)         (1,328,970)          --      (734,940)          --
                           ------------  -----------   -----------  -----------
  Net increase (decrease)
    in fund shares           (1,352,677)   1,352,177      (743,055)     742,555
                           ============  ===========   ===========  ===========
CLASS I (NOTE 1):
  Shares sold by
    subscription              3,537,221    1,491,978     1,828,285      846,965
  Issued for
    distributions
    reinvested                   23,195           --        29,116           --
  Shares redeemed              (754,459)     (95,991)     (691,665)     (37,150)
  Shares consolidated
    from Class S
    (Note 1)                  1,218,856           --       707,516           --
                           ------------  -----------   -----------  -----------
  Net increase in fund
    shares                    4,024,813    1,395,987     1,873,252      809,815
                           ============  ===========   ===========  ===========

  *  From commencement of operations, July 29, 1999.
 **  From commencement of operations, August 5, 1999.

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                             SA U.S. SMALL COMPANY
                           --------------------------
                            YEAR ENDED   PERIOD ENDED
                            6/30/2001     6/30/2000*
-----------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS
  OPERATIONS:
    Net investment income
      (loss)               $    (55,201) $   (18,030)
    Net realized gain
      (loss) on
      investments and
      foreign currency
      transactions           (1,666,727)      50,325
    Capital gain
      distributions
      received from DFA
      International Small
      Co. Portfolio                  --           --
    Net increase
      (decrease) in
      unrealized
      appreciation
      (depreciation)          4,386,166    1,574,844
                           ------------  -----------
    Net increase
      (decrease) from
      operations              2,664,238    1,607,139
                           ------------  -----------
  DISTRIBUTION TO
    SHAREHOLDERS FROM:
    Net investment income
      Class S                        --           --
      Class I (Note 1)               --           --
    Net realized gains
      Class S                        --           --
      Class I (Note 1)          (43,808)          --
                           ------------  -----------
    TOTAL DISTRIBUTIONS         (43,808)          --
                           ------------  -----------
    SHARE TRANSACTIONS
    Proceeds from sale of
      shares
      Class S                    16,863    7,105,475
      Class I (Note 1)       17,392,560    6,869,906
    Value of
      distributions
      reinvested
      Class S                        --           --
      Class I (Note 1)           40,176           --
    Cost of shares
      redeemed
      Class S                  (137,276)  (1,233,256)
      Class I (Note 1)       (4,228,084)    (811,440)
    Value of shares
      consolidated
      Class S                (5,756,771)          --
      Class I (Note 1)        5,756,771           --
                           ------------  -----------
  TOTAL SHARE
    TRANSACTIONS             13,084,239   11,930,685
    Shareholder
      transaction fees
      (Note 2)                       --           --
                           ------------  -----------
  Net increase from share
    transactions             13,084,239   11,930,685
                           ------------  -----------
  TOTAL INCREASE IN NET
    ASSETS                   15,704,669   13,537,824
NET ASSETS
  Beginning of period        13,547,824       10,000
                           ------------  -----------
  End of period            $ 29,252,493  $13,547,824
                           ============  ===========
UNDISTRIBUTED NET
  INVESTMENT INCOME, END
  OF PERIOD                $         --  $        --
CAPITAL SHARE
  TRANSACTIONS
CLASS S:
  Shares sold by
    subscription                  1,315      632,762
  Issued for
    distributions
    reinvested                       --           --
  Shares redeemed               (10,857)     (98,437)
  Shares consolidated to
    Class I (Note 1)           (525,283)          --
                           ------------  -----------
  Net increase (decrease)
    in fund shares             (534,825)     534,325
                           ============  ===========
CLASS I (NOTE 1):
  Shares sold by
    subscription              1,406,825      610,751
  Issued for
    distributions
    reinvested                    3,463           --
  Shares redeemed              (273,857)     (67,823)
  Shares consolidated
    from Class S
    (Note 1)                    459,073           --
                           ------------  -----------
  Net increase in fund
    shares                    1,595,504      542,928
                           ============  ===========

  *  From commencement of operations, August 5, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                           SA INTERNATIONAL HBTM FUND  SA INTERNATIONAL SMALL COMPANY FUND
                           --------------------------  -----------------------------------
                            YEAR ENDED   PERIOD ENDED     YEAR ENDED       PERIOD ENDED
                            6/30/2001     6/30/2000*      6/30/2001         6/30/2000*
------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS
  OPERATIONS:
    Net investment income
      (loss)               $    668,247  $   318,516     $    95,731        $    30,705
    Net realized gain
      (loss) on
      investments and
      foreign currency
      transactions              355,381       (3,956)     (1,429,039)           192,969
    Capital gain
      distributions
      received from DFA
      International Small
      Co. Portfolio                  --           --         210,137                 --
    Net increase
      (decrease) in
      unrealized
      appreciation
      (depreciation)         (3,263,650)   1,067,104        (149,661)            81,174
                           ------------  -----------     -----------        -----------
    Net increase
      (decrease) from
      operations             (2,240,022)   1,381,664      (1,272,832)           304,848
                           ------------  -----------     -----------        -----------
  DISTRIBUTION TO
    SHAREHOLDERS FROM:
    Net investment income
      Class S                        --      (25,889)             --            (40,786)
      Class I (Note 1)         (340,159)     (37,689)             --            (51,606)
    Net realized gains
      Class S                        --           --              --                 --
      Class I (Note 1)          (36,165)          --        (268,891)                --
                           ------------  -----------     -----------        -----------
    TOTAL DISTRIBUTIONS        (376,324)     (63,578)       (268,891)           (92,392)
                           ------------  -----------     -----------        -----------
    SHARE TRANSACTIONS
    Proceeds from sale of
      shares
      Class S                    47,394   19,325,531          19,534          5,978,947
      Class I (Note 1)       39,208,950   20,976,901      11,311,021          5,640,710
    Value of
      distributions
      reinvested
      Class S                        --       25,526              --             40,128
      Class I (Note 1)          349,807       37,689         251,005             51,605
    Cost of shares
      redeemed
      Class S                  (396,183)  (2,254,486)        (92,209)        (1,087,109)
      Class I (Note 1)      (14,790,321)    (601,030)     (3,127,208)          (239,486)
    Value of shares
      consolidated
      Class S               (16,752,782)          --      (4,864,291)                --
      Class I (Note 1)       16,752,782           --       4,864,291                 --
                           ------------  -----------     -----------        -----------
  TOTAL SHARE
    TRANSACTIONS             24,419,647   37,510,131       8,362,143         10,384,795
    Shareholder
      transaction fees
      (Note 2)                       --           --          74,440             77,631
                           ------------  -----------     -----------        -----------
  Net increase from share
    transactions             24,419,647   37,510,131       8,436,583         10,462,426
                           ------------  -----------     -----------        -----------
  TOTAL INCREASE IN NET
    ASSETS                   21,803,301   38,828,217       6,894,860         10,674,882
NET ASSETS
  Beginning of period        38,838,217       10,000      10,684,882             10,000
                           ------------  -----------     -----------        -----------
  End of period            $ 60,641,518  $38,838,217     $17,579,742        $10,684,882
                           ============  ===========     ===========        ===========
UNDISTRIBUTED NET
  INVESTMENT INCOME, END
  OF PERIOD                $    539,390  $   202,381     $   110,216        $        --
CAPITAL SHARE
  TRANSACTIONS
CLASS S:
  Shares sold by
    subscription                  4,711    2,009,067           1,660            588,817
  Issued for
    distributions
    reinvested                       --        2,608              --              4,078
  Shares redeemed               (39,610)    (243,683)         (8,688)          (105,962)
  Shares consolidated to
    Class I (Note 1)         (1,733,593)          --        (480,405)                --
                           ------------  -----------     -----------        -----------
  Net increase (decrease)
    in fund shares           (1,768,492)   1,767,992        (487,433)           486,933
                           ============  ===========     ===========        ===========
CLASS I (NOTE 1):
  Shares sold by
    subscription              4,085,739    2,181,176       1,204,086            556,108
  Issued for
    distributions
    reinvested                   36,552        3,846          27,797              5,245
  Shares redeemed            (1,488,848)     (63,491)       (342,126)           (23,443)
  Shares consolidated
    from Class S
    (Note 1)                  1,690,493           --         487,137                 --
                           ------------  -----------     -----------        -----------
  Net increase in fund
    shares                    4,323,936    2,121,531       1,376,894            537,910
                           ============  ===========     ===========        ===========

  *  From commencement of operations, August 5, 1999.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                       SA FIXED
                                                      INCOME FUND
-----------------------------------------------------------------------------
                                             YEAR ENDED       PERIOD ENDED
                                           JUNE 30, 2001     JUNE 30, 2000*
                                          ----------------  -----------------
                                             (I CLASS)          (I CLASS)
NET ASSET VALUE, BEGINNING OF PERIOD          $ 10.04            $ 10.00
                                              -------            -------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.44               0.35
  Net realized and unrealized gain on
    securities                                   0.13               0.03
                                              -------            -------
Total from investment operations                 0.57               0.38
                                              -------            -------

LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.74)             (0.34)
  Distributions from capital gains                 --                 --
                                              -------            -------
Total distributions                             (0.74)             (0.34)
                                              -------            -------

NET ASSET VALUE, END OF PERIOD                $  9.87            $ 10.04
                                              =======            =======

Total return (1)                                 5.88%              3.90%
Net Assets, end of period (000s)              $45,455            $15,165
Ratio of net expenses to average net
  assets (2)                                     0.87%              1.00%
Ratio of gross expenses to average net
  assets (2)(3)                                  2.06%              3.08%
Ratio of net investment income to
  average net assets (2)                         4.20%              4.35%
Portfolio turnover rate (1)                       135%                20%
Without giving effect to the voluntary
  expense limitations described in Note
  2 of the Financial Statements, net
  investment income per share would have
  been (3)                                    $  0.31            $  0.18

  *  From commencement of operations, July 29, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                        SA U.S.
                                                      MARKET FUND
-----------------------------------------------------------------------------
                                             YEAR ENDED       PERIOD ENDED
                                           JUNE 30, 2001     JUNE 30, 2000*
                                          ----------------  -----------------
                                             (I CLASS)          (I CLASS)
NET ASSET VALUE, BEGINNING OF PERIOD          $ 11.59            $ 10.00
                                              -------            -------

INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                          0.04               0.02
  Net realized and unrealized gain
    (loss) on securities                        (1.30)              1.57
                                              -------            -------
Total from investment operations                (1.26)              1.59
                                              -------            -------

LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.04)                --
  Distributions from capital gains              (0.03)                --
                                              -------            -------
Total distributions                             (0.07)                --
                                              -------            -------

NET ASSET VALUE, END OF PERIOD                $ 10.26            $ 11.59
                                              =======            =======

Total return (1)                               (10.89)%            15.90%
Net assets, end of period (000s)              $55,605            $16,188
Ratio of net expenses to average net
  assets (2)                                     0.95%              1.08%
Ratio of gross expenses to average net
  assets (2)(3)                                  1.87%              3.33%
Ratio of net investment income to
  average net assets (2)                         0.44%              0.43%
Portfolio turnover rate (1)                        16%                 1%
Without giving effect to the voluntary
  expense limitations described in Note
  2 of the Financial Statements, net
  investment loss per share would have
  been (3)                                    $ (0.04)           $ (0.09)

  *  From commencement of operations, August 5, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                        SA U.S.
                                                       HBTM FUND
-----------------------------------------------------------------------------
                                             YEAR ENDED       PERIOD ENDED
                                           JUNE 30, 2001     JUNE 30, 2000*
                                          ----------------  -----------------
                                             (I CLASS)          (I CLASS)
NET ASSET VALUE, BEGINNING OF PERIOD          $  8.62            $ 10.00
                                              -------            -------

INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                          0.08               0.06
  Net realized and unrealized gain
    (loss) on securities                         2.46              (1.44)
                                              -------            -------
Total from investment operations                 2.54              (1.38)
                                              -------            -------

LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.11)                --
  Distributions from capital gains              (0.03)                --
                                              -------            -------
Total distributions                             (0.14)                --
                                              -------            -------

NET ASSET VALUE, END OF PERIOD                $ 11.02            $  8.62
                                              =======            =======

Total return (1)                                29.69%            (13.80)%
Net assets, end of period (000s)              $29,578            $ 6,987
Ratio of net expenses to average net
  assets (2)                                     1.07%              1.13%
Ratio of gross expenses to average net
  assets (2)(3)                                  2.61%              5.67%
Ratio of net investment income to
  average net assets (2)                         1.03%              1.57%
Portfolio turnover rate (1)                        26%                 3%
Without giving effect to the voluntary
  expense limitations described in Note
  2 of the Financial Statements, net
  investment loss per share would have
  been (3)                                    $ (0.04)           $ (0.12)

  *  From commencement of operations, August 5, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                      SA U.S.
                                                 SMALL COMPANY FUND
--------------------------------------------------------------------------
                                           YEAR ENDED      PERIOD ENDED
                                          JUNE 30, 2001   JUNE 30, 2000*
                                          -------------  -----------------
                                            (I CLASS)        (I CLASS)
NET ASSET VALUE, BEGINNING OF PERIOD         $ 12.58          $10.00
                                             -------          ------

INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment loss                          (0.03)          (0.01)
  Net realized and unrealized gain on
    securities                                  1.16            2.59
                                             -------          ------
Total from investment operations                1.13            2.58
                                             -------          ------
LESS DISTRIBUTIONS:
  Dividends from net investment income            --              --
  Distributions from capital gains             (0.03)             --
                                             -------          ------
Total distributions                            (0.03)             --
                                             -------          ------

NET ASSET VALUE, END OF PERIOD               $ 13.68          $12.58
                                             =======          ======

Total return (1)                               9.02%           25.80%
Net assets, end of period (000s)             $29,252          $6,836
Ratio of net expenses to average net
  assets (2)                                    1.26%           1.28%
Ratio of gross expenses to average net
  assets (2)(3)                                 3.32%           6.62%
Ratio of net investment income (loss) to
  average net assets (2)                       (0.28)%         (0.18)%
Portfolio turnover rate (1)                       17%              4%
Without giving effect to the voluntary
  expense limitations described in Note
  2 of the Financial Statements, net
  investment loss per share would have
  been (3)                                   $ (0.22)         $(0.30)

  *  From commencement of operations, August 5, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                   SA INTERNATIONAL
                                                       HBTM FUND
-----------------------------------------------------------------------------
                                             YEAR ENDED       PERIOD ENDED
                                           JUNE 30, 2001     JUNE 30, 2000*
                                          ----------------  -----------------
                                             (I CLASS)          (I CLASS)
NET ASSET VALUE, BEGINNING OF PERIOD          $  9.99            $ 10.00
                                              -------            -------

INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                          0.09               0.11
  Net realized and unrealized loss on
    securities                                  (0.60)             (0.08)
                                              -------            -------
Total from investment operations                (0.51)              0.03
                                              -------            -------

LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.06)             (0.04)
  Distributions from capital gains              (0.01)                --
                                              -------            -------
Total distributions                             (0.07)             (0.04)
                                              -------            -------

NET ASSET VALUE, END OF PERIOD                $  9.41            $  9.99
                                              =======            =======

Total return (1)                                (5.15)%             0.36%
Net assets, end of period (000s)              $60,642            $21,192
Ratio of net expenses to average net
  assets (2)                                     1.47%              1.53%
Ratio of gross expenses to average net
  assets (2)(3)                                  2.10%              3.66%
Ratio of net investment income to
  average net assets (2)                         1.27%              2.22%
Portfolio turnover rate (1)                        12%                 2%
Without giving effect to the voluntary
  expense limitations described in Note
  2 of the Financial Statements, net
  investment income per share would have
  been (3)                                    $  0.05            $  0.00**

  *  From commencement of operations, August 5, 1999.
 **  Amount rounds to less than $0.01.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)

                                                SA INTERNATIONAL SMALL
                                                     COMPANY FUND
-----------------------------------------------------------------------------
                                             YEAR ENDED       PERIOD ENDED
                                           JUNE 30, 2001     JUNE 30, 2000*
                                          ----------------  -----------------
                                             (I CLASS)          (I CLASS)
NET ASSET VALUE, BEGINNING OF PERIOD          $ 10.42            $10.00
                                              -------            ------

INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                          0.05              0.17
  Net realized and unrealized gain
    (loss) on securities                        (1.11)             0.47
                                              -------            ------
Total from investment operations                (1.06)             0.64
                                              -------            ------

LESS DISTRIBUTIONS:
  Dividends from net investment income             --             (0.22)
  Distributions from capital gains              (0.18)               --
                                              -------            ------
Total distributions                             (0.18)            (0.22)
                                              -------            ------

NET ASSET VALUE, END OF PERIOD                $  9.18            $10.42
                                              =======            ======

Total return (1)                               (10.15)%            5.84%
Net assets, end of period (000s)              $17,580            $5,613
Ratio of net expenses to average net
  assets (2)                                     1.29%             1.28%
Ratio of gross expenses to average net
  assets (2)(3)                                  3.04%             7.08%
Ratio of net investment income to
  average net assets (2)                         0.68%             0.95%
Portfolio turnover rate (1)                       N/A                25%
Without giving effect to the voluntary
  expense limitations described in Note
  2 of the Financial Statements, net
  investment loss per share would have
  been (3)                                    $ (0.08)           $(0.86)

  *  From commencement of operations, August 5, 1999.
(1)  Periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  Gross expenses before waivers and reimbursement of expenses.
N/A  Refer to respective Master Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2001

--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    SA Funds--Investment Trust (the "Trust") was organized as a Delaware business trust on June 16, 1998 under the name RWB Funds--Investment Trust, which was changed to the current name on June 7, 1999. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios ("Funds") of shares of beneficial interest and different classes of shares of each Fund. The Trust currently offers six Funds, each of which is registered under the Investment Company Act of 1940 (the "1940 Act"), and is a diversified mutual fund as defined in the 1940 Act. The Trust currently offers the following Funds:

    SA Fixed Income Fund
    SA U.S. Market Fund
    SA U.S. HBtM Fund
    SA U.S. Small Company Fund
    SA International HBtM Fund
    SA International Small Company Fund

    All of the Funds commenced investment operations on August 5, 1999 with the exception of the SA Fixed Income Fund, which commenced operations on July 29, 1999. On November 23, 1999 the Trust's Board of Trustees authorized the creation of two additional Funds. These two additional Funds have not yet commenced operations.

    On July 7, 1999, the SA Fixed Income Fund issued 2,500 Class I shares and 2,500 Class S shares, and each of the SA U.S. Market, U.S. HBtM, U.S. Small Company, International HBtM and International Small Company Funds issued 500 Class I shares and 500 Class S shares at net asset value (the "Initial Shares") to RWB Advisory Services Inc. Effective April 7, 2000, RWB Advisory Services Inc. changed its name to Assante Asset Management Inc. (the "Manager").

    Prior to October 30, 2000 ("effective date"), the Funds offered two classes of shares -- Class I and Class S. Effective after the close of business on August 11, 2000, the Class S shares of all SA Funds were consolidated into Class I shares, such that the Funds no longer had Class S shares outstanding. The Trust's Board of Trustees then eliminated the Trust's multi-class plan, effective October 30, 2000, and all outstanding shares of the Funds are now designated as "shares" (without a class denomination). Because the Funds' outstanding shares as of June 30, 2001 were previously accounted for as Class I shares, for the purposes of these financial statements, all references to Class I shares as of that date pertain to all of the outstanding shares of the relevant Fund.

    Effective October 30, 2000, the SA International Small Company Fund became a feeder fund in a master/ feeder relationship, which means that it invests all of its assets in the International Small Company Portfolio, a series of the DFA Investment Dimensions Group (the "DFA International Small Company Portfolio" or the "Master Fund"). Prior to the effective date, the SA International Small Company Fund was a fund of funds. The financial statements of the DFA International Small Company Portfolio are included elsewhere in this report and should be read in conjunction with the financial statements of the SA International Small Company Fund.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2001 (Continued)

--------------------------------------------------------------------------------

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

    SECURITY VALUATION -- Equity securities listed on an exchange for which market quotations are readily available are valued at their last sale price on the exchange where primarily traded, or in the absence of such reported sales, at the mean between the most recent quoted bid and asked prices. Unlisted equity securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. Long-term debt securities are valued based upon prices provided by an independent pricing service. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not available are valued at fair value as determined in good faith by the Trustees of the Funds.

    The shares of the SSgA Government Money Market Fund and the SSgA Money Market Fund held by the Funds and shares of the DFA International Small Company Portfolio held by the SA International Small Company Fund are valued at the respective daily net asset value of that fund.

    REPURCHASE AGREEMENTS -- The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System or any foreign bank or any domestic broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price. Dimensional Fund Advisors, Inc. (the "Sub-adviser") will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets segregated on the books of the Fund or the Fund's custodian in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. government securities.

    FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS -- The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars is translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

    The results of operations resulting from changes in foreign exchange rates on investments are not isolated from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

    SA Fixed Income Fund and SA International HBtM Fund may purchase foreign securities. Investing in foreign securities and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2001 (Continued)

--------------------------------------------------------------------------------
the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

    The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency translations in the Funds' Statements of Assets and Liabilities. When the contract is closed, realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency transactions in the Funds' Statements of Operations.

    Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

    At June 30, 2001, the SA Fixed Income Fund had the following open forward foreign currency exchange contracts:

                                         LOCAL     AGGREGATE                 UNREALIZED
                           DELIVERY    CURRENCY       FACE       TOTAL      APPRECIATION
                             DATE       AMOUNT       AMOUNT      VALUE     (DEPRECIATION)
                           ---------  -----------  ----------  ----------  --------------
Japanese Yen (sell)......  7/11/2001  472,324,360  $3,948,837  $3,792,314     $156,523
Euro (sell)..............  7/25/2001      573,041     489,951     485,388        4,563
Swedish Krona (sell).....  7/25/2001   33,320,784   3,099,493   3,063,604       35,889
Canadian Dollar (sell)...  7/31/2001    3,103,812   2,034,766   2,044,030       (9,264)
                                                                              --------
                                                                              $187,711
                                                                              ========

    INVESTMENT TRANSACTIONS, INCOME AND EXPENSES -- Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same as for federal income tax purposes.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2001 (Continued)

--------------------------------------------------------------------------------

    Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

    FEDERAL INCOME TAXES -- The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no income tax provision is required.

    As of June 30, 2001, the following Funds have realized capital loss carryforwards, for U.S. federal income tax purposes, available to be used to offset future realized capital gains:

                                         EXPIRING          EXPIRING        TOTAL CAPITAL
FUND                                  JUNE 30, 2008     JUNE 30, 2009    LOSS CARRYFORWARD
----                                 ----------------  ----------------  -----------------
SA Fixed Income Fund...............        $141           $   38,275        $   38,416
SA International Small Company
  Fund.............................          --           $1,307,784        $1,307,784

    As of June 30, 2001, the following Funds have elected for federal income tax purposes to defer the following current year post October 31 capital losses as though the losses were incurred on the first day of the next fiscal year:

                                                    POST OCTOBER
FUND                                                CAPITAL LOSS
----                                                ------------
SA U.S. Market Fund...............................   $4,879,752
SA U.S. HBtM Fund.................................      720,753
SA U.S. Small Company Fund........................    1,681,270

    DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund, excluding the Fixed Income Fund, declares and pays its investment income annually. The Fixed Income Fund declares and pays its net investment income quarterly. All Funds declare and pay distributions from net realized capital gains at least annually.

    Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax differences which will reverse in a subsequent period. During any particular year net realized gains from investment transactions, in excess of available capital loss carry forwards, would be taxable to the Funds if not distributed and, therefore, would be distributed to shareholders annually.

    ORGANIZATION EXPENSES -- Costs and expenses of the Trust paid by the Manager in connection with the organization of the Trust and the initial public offering of its shares were immediately expensed by each Fund.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2001 (Continued)

--------------------------------------------------------------------------------

2.   AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

    The Trust has an Investment Advisory and Administrative Services Agreement with the Manager, an indirect, wholly-owned subsidiary of Assante Corporation which is a publicly traded financial services company located in Winnipeg, Canada, under which the Manager manages the investments of and provides administrative services to each Fund. For the advisory services provided, the Manager is entitled to fees from each Fund computed daily and payable monthly at the annual rate of 0.85% of the average daily net assets of each Fund, plus an amount that the Manager pays to the sub-adviser for sub-advisory services. The Trust and the Manager have jointly entered into a Sub-Advisory Agreement with Dimensional Fund Advisors Inc. ("DFA"). For the sub-advisory services provided, DFA is entitled to a fee computed daily and payable monthly at an annual rate based on each Fund's average daily net assets, which fee is included in the total advisory fee ratio set forth below. The SA International Small Company Fund will not pay a fee to DFA for its sub-advisory services for as long as it remains a feeder fund. However, DFA receives an administration fee from the Master Fund and also receives advisory fees for providing advisory services to the funds in which the Master Fund invests.

    The total advisory fees applicable to each Fund are as follows:

                                                    ADVISORY
FUND                                                  FEE
----                                                --------
SA Fixed Income Fund..............................   1.04%
SA U.S. Market Fund...............................   0.90%
SA U.S. HBtM Fund.................................   1.12%
SA U.S. Small Company Fund........................   1.23%
SA International HBtM Fund........................   1.23%
SA International Small Company Fund...............   0.85%

    For the administrative services provided, the Manager is entitled to a fee from each Fund computed daily and payable monthly at a rate of 0.10% of the average daily net assets of each Fund.

    The Trust has a Shareholder Servicing Agreement with the Manager. For the shareholder services provided, the Manager is paid an annual service fee at the rate of up to 0.05% of the value of the average daily net assets of each Fund. Prior to August 11, 2000, the Manager was paid an annual service fee at the rate of up to 0.05% of the value of the average daily net assets of the Class I shares and an annual service fee at the rate of up to 0.25% of the value of the average daily net assets of the Class S shares of each Fund.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2001 (Continued)

--------------------------------------------------------------------------------

    The Manager has contractually agreed to waive its advisory fees and/or to reimburse expenses to the extent necessary to limit each Fund's total operating expenses, excluding taxes, interest and extraordinary items, to the amounts shown in the table below. This agreement will remain in effect until August 15, 2002, at which time the agreement may be continued, modified or eliminated. Net expenses will be adjusted as necessary.

                                                    EXPENSE
FUND                                                 LIMIT
----                                                -------
SA Fixed Income Fund..............................   0.85%
SA U.S. Market Fund...............................   0.92%
SA U.S. HBtM Fund.................................   1.05%
SA U.S. Small Company Fund........................   1.25%
SA International HBtM Fund........................   1.45%
SA International Small Company Fund...............   1.28%

    Prior to August 15, 2000, each Fund's total operating expenses were limited to the amounts shown in the table below:

                                                    CLASS I*
                                                     EXPENSE
FUND                                                  LIMIT
----                                                ---------
SA Fixed Income Fund..............................    1.00%
SA U.S. Market Fund...............................    1.08%
SA U.S. HBtM Fund.................................    1.13%
SA U.S. Small Company Fund........................    1.28%
SA International HBtM Fund........................    1.53%
SA International Small Company Fund...............    1.28%

  * Prior to being consolidated into Class I shares on August 11, 2000, the total operating expenses of Class S shares were also limited at different amounts.

    The Manager may elect to recapture any amounts waived or reimbursed subject to the following conditions: (1) the Manager must request reimbursement within three years from the year in which the waiver/reimbursement is made, (2) the Board of Trustees must approve the reimbursement, and (3) the Fund must be able to make the

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2001 (Continued)

--------------------------------------------------------------------------------
reimbursement and still stay within the operating expense limitations. As of June 30, 2001, the following amounts are subject to this recapture through June 30, 2003 and June 30, 2004, respectively. No amounts were recaptured during the year ended June 30, 2001.

                                             AMOUNT         AMOUNT
                                           SUBJECT TO     SUBJECT TO
                                            RECAPTURE      RECAPTURE
                                             THROUGH        THROUGH
FUND                                      JUNE 30, 2003  JUNE 30, 2004
----                                      -------------  -------------
SA Fixed Income Fund....................    $320,543       $421,171
SA U.S. Market Fund.....................     299,745        410,994
SA U.S. HBtM Fund.......................     288,927        344,037
SA U.S. Small Company Fund..............     309,431        410,555
SA International HBtM Fund..............     330,510        330,529
SA International Small Company Fund.....     251,190        248,665

    TRUSTEES' FEES AND EXPENSES -- For their services as trustees, the trustees who are not "interested persons" (as defined in the 1940 Act) receive a $5,000 annual retainer fee and $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The interested trustees receive no compensation from the Funds or Trust for their services as trustees.

    SUB-ADMINISTRATION FEES -- State Street Bank and Trust Company ("State Street") serves as sub-administrator for the Trust, pursuant to a sub-administration agreement with the Trust and the Manager of the Trust. For providing such services, State Street receives a fee which is calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund as follows: 0.06% of the first $750 million of net assets, plus 0.04% of net assets between $750 million and $1.5 billion, plus 0.02% of net assets over $1.5 billion, subject to a minimum fee of $85,000 annually per Fund.

    During the first six months of operations of each Fund, State Street waived its minimum fee charges for sub-administration, custody and accounting, subject to certain requirements. The agreements for these waivers state that if certain requirements are not met, the Funds will repay State Street certain fees waived. As of June 30, 2001, the waived fees subject to repayment are as follows:

                                                    AMOUNT SUBJECT
FUND                                                 TO RECAPTURE
----                                                --------------
SA Fixed Income Fund..............................     $39,798
SA U.S. Market Fund...............................      42,179
SA U.S. HBtM Fund.................................      42,264
SA U.S. Small Company Fund........................      42,841
SA International HBtM Fund........................      40,451
SA International Small Company Fund...............      47,821

    SHAREHOLDER TRANSACTION FEES -- The SA International Small Company Fund charges a transaction fee, currently 0.675% of the Fund's offering price on purchases of, and exchanges for, shares of the Fund. The fee does not apply to reinvested dividends or capital gain distributions. The fee is not a sales charge. It is paid to the Fund and is passed through to the funds in which the Master Fund invests, where it is used to protect existing shareholders by offsetting the transaction costs associated with purchasing additional securities.

--------------------------------------------------------------------------------
SA Funds
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2001 (Continued)

--------------------------------------------------------------------------------

3.  PURCHASES AND SALES OF SECURITIES

    Excluding short-term investments, each Fund's purchases and sales of securities for the year ended June 30, 2001 were as follows:

                                                    PURCHASES
                                          ------------------------------
                                          U.S. GOVERNMENT      OTHER
                                          ---------------  -------------
SA Fixed Income Fund....................    $4,129,182      $20,882,903
SA U.S. Market Fund.....................            --       36,740,950
SA U.S. HBtM Fund.......................            --       17,152,101
SA U.S. Small Company Fund..............            --       17,631,968
SA International HBtM Fund..............            --       31,309,857
SA International Small Company Fund.....           N/A              N/A

                                                      SALES
                                          ------------------------------
                                          U.S. GOVERNMENT      OTHER
                                          ---------------  -------------
SA Fixed Income Fund....................    $5,716,682      $19,413,815
SA U.S. Market Fund.....................            --        6,842,114
SA U.S. HBtM Fund.......................            --        5,677,424
SA U.S. Small Company Fund..............            --        3,392,312
SA International HBtM Fund..............            --        6,002,295
SA International Small Company Fund.....           N/A              N/A

N/A -- Refer to respective Master Fund.

4.  BENEFICIAL INTEREST

    The following table shows the number of shareholders each owning beneficially or of record 5% or more of the shares of a Fund outstanding as of June 30, 2001 and the total percentage of the shares of the Fund held by such shareholders.

                                             5% OR GREATER
                                             SHAREHOLDERS
                                          -------------------
HELD                                      NUMBER  % OF SHARES
----                                      ------  -----------
SA Fixed Income Fund....................      2       52.83%
SA U.S. Market Fund.....................      2       65.57%
SA U.S. HBtM Fund.......................      2       61.41%
SA U.S. Small Company Fund..............      2       65.47%
SA International HBtM Fund..............      2       58.91%
SA International Small Company Fund.....      2       58.07%

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
SA FUNDS -- INVESTMENT TRUST

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the SA Fixed Income Fund, SA International HBtM Fund, SA International Small Company Fund, SA U.S. HBtM Fund, SA U.S. Market Fund, SA U.S. Small Company Fund (constituting SA Funds -- Investment Trust, hereafter referred to as the "Trust") at June 30, 2001, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
August 10, 2001

--------------------------------------------------------------------------------
SA Funds
TAX INFORMATION NOTICE (UNAUDITED)

--------------------------------------------------------------------------------

    For Federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for its fiscal year ended June 30, 2001:

    FOREIGN TAX CREDITS -- The SA International HBtM Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended June 30, 2001, the total amount that will be passed through to shareholders and the foreign source income for information reporting purposes will be $176,507 (all of which represents taxes withheld) and $1,487,315, respectively.

    CAPITAL GAINS DISTRIBUTIONS -- On December 19, 2001 the following Funds declared long term capital gain distributions in the following amounts:

                                                         LONG TERM
                                                       CAPITAL GAIN
FUND                                                DISTRIBUTION AMOUNT
----                                                -------------------
-----------------------------------------------------------------------
SA U.S. Market Fund...............................      $   29,304
SA U.S. Small Company Fund........................          11,478
SA U.S. International Small Company Fund..........         268,884

    CORPORATE DIVIDENDS RECEIVED DEDUCTION -- The following Funds paid distributions from ordinary income that qualify for the corporate dividends received deduction. The percentage that qualifies is noted below:

SA U.S. HBtM Fund.................................     100%
SA U.S. Market Fund...............................     100%

--------------------------------------------------------------------------------
     SELECTED FINANCIAL STATEMENTS OF DFA INVESTMENT DIMENSIONS GROUP INC.
                   THE INTERNATIONAL SMALL COMPANY PORTFOLIO
TABLE OF CONTENTS

--------------------------------------------------------------------------------

                                                                PAGE
SCHEDULE OF INVESTMENTS -- JUNE 30, 2001 (UNAUDITED)........     72
SCHEDULE OF INVESTMENTS -- NOVEMBER 30, 2000................     73
STATEMENT OF ASSETS AND LIABILITIES -- JUNE 30, 2001
(UNAUDITED).................................................     74
STATEMENT OF ASSETS AND LIABILITIES -- NOVEMBER 30, 2000....     75
STATEMENT OF OPERATIONS.....................................     76
STATEMENTS OF CHANGES IN NET ASSETS.........................     77
FINANCIAL HIGHLIGHTS........................................     78
NOTES TO FINANCIAL STATEMENTS...............................     79
REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS..........     82

                 (This page has been left blank intentionally.)

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULE OF INVESTMENTS

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                                 JUNE 30, 2001

                                  (UNAUDITED)

                                                                      VALUE
                                                                      -----
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company (36.6%) (Cost $168,280,208)......       $129,903,576
Investment in The Pacific Rim Small Company Series of The
  DFA Investment Trust Company (14.2%) (Cost $70,706,162)...         50,293,282
Investment in The United Kingdom Small Company Series of The
  DFA Investment Trust Company (14.6%) (Cost $52,028,531)...         51,970,444
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company (33.6%) (Cost
  $121,017,283).............................................        119,279,489
Temporary Cash Investments (1.0%)
  Repurchase Agreement, PNC Capital Markets Inc. 3.80%,
    07/02/01
    (Collateralized by U.S. Treasury Bond 10.375%, 11/15/09,
    valued at $3,732,750) to be
    repurchased at $3,678,164 (Cost $3,677,000).............          3,677,000
                                                                   ------------
    Total Investments (100%) (Cost $415,709,184)+...........       $355,123,791
                                                                   ============

--------------
+The cost for federal income tax purposes is $415,825,758.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULE OF INVESTMENTS

                   THE INTERNATIONAL SMALL COMPANY PORTFOLIO

                               NOVEMBER 30, 2000

                                                                      VALUE+
                                                                      ------
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company (30.7%) (Cost $139,110,435)......       $ 94,791,167
Investment in The Pacific Rim Small Company Series of The
  DFA Investment Trust Company (14.1%) (Cost $66,050,286)...         43,476,496
Investment in The United Kingdom Small Company Series of The
  DFA Investment Trust Company (17.2%) (Cost $51,495,821)...         53,316,731
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company (37.6%) (Cost
  $113,549,888).............................................        116,301,419
Temporary Cash Investments (0.4%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
    12/01/00
    (Collateralized by U.S. Treasury Note 5.75%, 04/30/03,
    valued at $1,335,088) to be repurchased at $1,334,222
    (Cost $1,334,000).......................................          1,334,000
                                                                   ------------
    Total Investments (100%) (Cost $371,540,430)++..........       $309,219,813
                                                                   ============

--------------
++The cost for federal income tax purposes is $371,782,392.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                 JUNE 30, 2001
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investments at Value (Cost $415,709)                             $   355,124
Cash                                                                      15
Receivable for Fund Shares Sold                                        1,050
Prepaid Expenses and Other Assets                                          6
                                                                 -----------
        Total Assets                                                 356,195
                                                                 -----------
LIABILITIES:
Payable for Fund Shares Redeemed                                         171
Accrued Expenses and Other Liabilities                                   130
                                                                 -----------
        Total Liabilities                                                301
                                                                 -----------
NET ASSETS                                                       $   355,894
                                                                 ===========
SHARES OUTSTANDING $.01 PAR VALUE (Authorized 100,000,000)        42,305,577
                                                                 ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                   $      8.41
                                                                 ===========
PUBLIC OFFERING PRICE PER SHARE                                  $      8.47
                                                                 ===========

NET ASSETS CONSIST OF:
Paid-In Capital                                                  $   410,752
Accumulated Net Investment Income (Loss)                               3,775
Accumulated Net Realized Gain (Loss)                                   2,071
Accumulated Net Realized Foreign Exchange Gain (Loss)                    (78)
Unrealized Appreciation (Depreciation) of Investment
Securities and Foreign Currency                                      (60,585)
Unrealized Net Foreign Exchange Gain (Loss)                              (41)
                                                                 -----------
        Total Net Assets                                         $   355,894
                                                                 ===========

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                   THE INTERNATIONAL SMALL COMPANY PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (Cost $371,540)                             $   309,220
Cash                                                                      15
Receivable for Fund Shares Sold                                          139
Prepaid Expenses and Other Assets                                          7
                                                                 -----------
        Total Assets                                                 309,381
                                                                 -----------
LIABILITIES:
Payable for Fund Shares Redeemed                                         191
Accrued Expenses and Other Liabilities                                   130
                                                                 -----------
        Total Liabilities                                                321
                                                                 -----------
NET ASSETS                                                       $   309,060
                                                                 ===========
SHARES OUTSTANDING $.01 PAR VALUE (Authorized 100,000,000)        36,407,227
                                                                 ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                   $      8.49
                                                                 ===========
PUBLIC OFFERING PRICE PER SHARE                                  $      8.55
                                                                 ===========

NET ASSETS CONSIST OF:
Paid-In Capital                                                  $   361,026
Undistributed Net Investment Income                                    5,149
Undistributed Net Realized Gain                                        5,326
Accumulated Net Realized Foreign Exchange Loss                           (51)
Unrealized Depreciation of Investment Securities and Foreign
Currency                                                             (62,321)
Unrealized Net Foreign Exchange Loss                                     (69)
                                                                 -----------
        Total Net Assets                                         $   309,060
                                                                 ===========

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                   THE INTERNATIONAL SMALL COMPANY PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000
                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Net Investment Income from The DFA Investment Trust
  Company                                                           $  7,271
  Interest                                                                67
                                                                    --------
        Total Investment Income                                        7,338
                                                                    --------
EXPENSES
  Administrative Services                                              1,154
  Accounting & Transfer Agent Fees                                        31
  Legal Fees                                                              10
  Audit Fees                                                               2
  Filing Fees                                                             47
  Shareholders' Reports                                                   18
  Directors' Fees and Expenses                                             3
  Other                                                                   10
                                                                    --------
        Total Expenses                                                 1,275
                                                                    --------
  NET INVESTMENT INCOME                                                6,063
                                                                    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain on Investment Securities Sold                      4,738
  Net Realized Loss on Foreign Currency Transactions                     (51)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency                       (28,028)
    Translation of Foreign Currency Denominated Amounts                  (56)
                                                                    --------
  NET LOSS ON INVESTMENT SECURITIES AND FOREIGN CURRENCY             (23,397)
                                                                    --------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(17,334)
                                                                    ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                   THE INTERNATIONAL SMALL COMPANY PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in thousands)

                                                                YEAR        YEAR
                                                                ENDED       ENDED
                                                              NOV. 30,    NOV. 30,
                                                                2000        1999
                                                              ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income                                       $  6,063    $  4,344
  Net Realized Gain on Investment Securities Sold                4,738       1,375
  Net Realized Gain (Loss) on Foreign Currency Transactions        (51)        581
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency                 (28,028)     30,163
    Translation of Foreign Currency Denominated Amounts            (56)        (31)
                                                              --------    --------
      Net Increase (Decrease) in Net Assets Resulting from
      Operations                                               (17,334)     36,432
                                                              --------    --------
Distributions From:
  Net Investment Income                                         (5,230)     (5,036)
                                                              --------    --------
      Total Distributions                                       (5,230)     (5,036)
                                                              --------    --------
Capital Share Transactions (1):
  Shares Issued                                                134,645      87,035
  Shares Issued in Lieu of Cash Distributions                    5,230       5,036
  Shares Redeemed                                              (58,693)   (147,017)
                                                              --------    --------
      Net Increase (Decrease) From Capital Shares
      Transactions                                              81,182     (54,946)
                                                              --------    --------

      Total Increase (Decrease)                                 58,618     (23,550)

NET ASSETS
  Beginning of Period                                          250,442     273,992
                                                              --------    --------
  End of Period                                               $309,060    $250,442
                                                              ========    ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                                14,827      10,458
   Shares Issued in Lieu of Cash Distributions                     588         671
   Shares Redeemed                                              (6,433)    (18,732)
                                                              --------    --------
                                                                 8,982      (7,603)
                                                              ========    ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                   THE INTERNATIONAL SMALL COMPANY PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                 YEAR         YEAR         YEAR         YEAR         OCT. 1,
                ENDED        ENDED        ENDED        ENDED           TO
               NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,      NOV. 30,
                 2000         1999         1998         1997          1996
------------------------------------------------------------------------------
Net Asset
  Value,
  Beginning
  of
  Period.....  $   9.13     $   7.82     $   7.82     $   9.96     $  10.00
               --------     --------     --------     --------     --------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net
   Investment
    Income...      0.17         0.15         0.15         0.10         0.01
  Net Gains
    (Losses)
    on
   Securities
    (Realized
    and
    Unreal-
    ized)....     (0.62)        1.31        (0.04)       (2.22)       (0.05)
               --------     --------     --------     --------     --------
    Total
      From
   Investment
Operations...     (0.45)        1.46         0.11        (2.12)       (0.04)
------------------------------------------------------------------------------
LESS
DISTRIBUTIONS
  Net
   Investment
    Income...     (0.19)       (0.15)       (0.11)       (0.02)          --
  Net
    Realized
    Gains....        --           --           --           --           --
               --------     --------     --------     --------     --------
    Total
    Distributions...    (0.19)    (0.15)    (0.11)       (0.02)          --
------------------------------------------------------------------------------
Net Asset
  Value, End
  of
  Period.....  $   8.49     $   9.13     $   7.82     $   7.82     $   9.96
==============================================================================
Total
  Return.....     (5.01)%      19.07%        1.49%      (21.35)%      (0.40)%#
------------------------------------------------------------------------------
Net Assets,
  End of
  Period
  (thou-
  sands).....  $309,060     $250,442     $273,992     $230,469     $104,118
Ratio of
  Expenses to
  Average Net
 Assets(1)...      0.71%        0.75%        0.73%        0.75%        0.70%*
Ratio of
  Expenses to
  Average Net
  Assets
  (excluding
  waivers and
  assumption
  of
  expenses)(1)...     0.71%     0.75%        0.73%        0.75%        0.79%*
Ratio of Net
  Investment
  Income to
  Average Net
  Assets.....      2.10%        1.76%        1.62%        1.46%        0.54%*
Ratio of Net
  Investment
  Income to
  Average Net
  Assets
  (excluding
  waivers and
  assumption
  of
 expenses)...      2.10%        1.76%        1.62%        1.46%        0.45%*
Portfolio
  Turnover
  Rate.......       N/A          N/A          N/A          N/A          N/A
------------------------------------------------------------------------------

           *  Annualized
           #  Non-annualized
         (1) Represents the combined ratios for the portfolio and its respective pro-rata share of its Master Fund Series.
         N/A  Refer to the respective Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                               NOVEMBER 30, 2000

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. One of the Fund's thirty-eight portfolios (the "Portfolio") is included in this report. Of the remaining thirty-seven portfolios, six portfolios are only available through a select group of insurance products and are presented in a separate report, twenty-seven are presented in separate reports, and four have not commenced operations.

    The Portfolio (the "Feeder Fund") invests in four series of The DFA Investment Trust Company (the "Master Funds"):

                                                                                                PERCENTAGE
                                                                                                 OWNERSHIP
PORTFOLIO (FEEDER FUND)                         SERIES (MASTER FUNDS)                           AT 11/30/00
----------------------------------------------  ----------------------------------------------  -----------
The International Small Company Portfolio       The Japanese Small Company Series                    49%
                                                The Pacific Rim Small Company Series                 33%
                                                The United Kingdom Small Company Series              49%
                                                The Continental Small Company Series                 51%

    The Portfolio also invests in short term temporary cash investments from time to time.

    The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with these financial statements.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Master Fund shares held by the Feeder Fund reflect its proportionate interest in the net assets of the corresponding Master Fund.

    2. FOREIGN CURRENCY: Securities, other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company and/or foreign currency and foreign taxes on capital gains. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

    The Portfolio accrues its respective share of income, net of expenses daily on its investment in its corresponding Master Funds, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Master Funds are allocated pro rata among its investors at the time of such determination.

    The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services. For the year ended November 30, 2000, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1%.

    Effective October 1, 1996, the Advisor agreed to waive its administrative service fee and/or assume the direct expenses of the Portfolio to the extent necessary to keep the direct annual expenses of the Portfolio to not more than 0.45% of the average daily net assets of the Portfolio.

    Certain officers of the Portfolios are also officers and shareholders of the Advisor.

D. INVESTMENT TRANSACTIONS:

    At November 30, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

    Gross Unrealized Appreciation...........................  $ 19,939
    Gross Unrealized Depreciation...........................   (82,502)
                                                              --------
      Net...................................................  $(62,563)
                                                              ========

E. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolio's Investment Objectives and Policies, the Portfolio may invest, either directly or through its investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price

(including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

    All open repurchase agreements were entered into on November 30, 2000.

    2. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

F. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 2000.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2001. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2000.

G. REIMBURSEMENT FEES:

    Shares of the Portfolio are sold at a public offering price which is equal to the current net asset value of such shares plus a reimbursement fee. Reimbursement fees are recorded as an addition to paid in capital. The reimbursement fees for the Portfolio are 0.675% of the net asset value of its shares.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIO AND BOARD OF DIRECTORS OF
DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The International Small Company Portfolio (constituting a portfolio within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 12, 2001

--------------------------------------------------------------------------------
       SELECTED FINANCIAL STATEMENTS OF THE DFA INVESTMENT TRUST COMPANY
                       THE JAPANESE SMALL COMPANY SERIES
                      THE PACIFIC RIM SMALL COMPANY SERIES
                    THE UNITED KINGDOM SMALL COMPANY SERIES
                      THE CONTINENTAL SMALL COMPANY SERIES
TABLE OF CONTENTS

--------------------------------------------------------------------------------

                                                                PAGE
SCHEDULE OF INVESTMENTS -- JUNE 30, 2001 (UNAUDITED)........     84
  The Japanese Small Company Series.........................     84
  The Pacific Rim Small Company Series......................     93
  The United Kingdom Small Company Series...................    103
  The Continental Small Company Series......................    109
SCHEDULE OF INVESTMENTS -- NOVEMBER 30, 2000................    120
  The Japanese Small Company Series.........................    120
  The Pacific Rim Small Company Series......................    128
  The United Kingdom Small Company Series...................    137
  The Continental Small Company Series......................    143
STATEMENTS OF ASSETS AND LIABILITIES -- JUNE 30, 2001
(UNAUDITED).................................................    153
STATEMENTS OF ASSETS AND LIABILITIES -- NOVEMBER 30, 2000...    154
STATEMENTS OF OPERATIONS....................................    155
STATEMENTS OF CHANGES IN NET ASSETS.........................    156
FINANCIAL HIGHLIGHTS........................................    158
NOTES TO FINANCIAL STATEMENTS...............................    160
REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS..........    163

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                 JUNE 30, 2001
                                  (UNAUDITED)


                                                            SHARES            VALUE
                                                            ------            -----
JAPAN -- (98.0%)
COMMON STOCKS -- (97.9%)
  *ASK Corp., Yokohama.................................      64,000    $     59,014
  Achilles Corp........................................     549,000         748,343
  Advan Co., Ltd.......................................      36,000         418,552
  Aica Kogyo Co., Ltd..................................     164,000       1,117,743
  *Aichi Corp..........................................      57,000          84,552
  Aichi Machine Industry Co., Ltd......................     157,000         299,610
  Aichi Steel Works, Ltd...............................     292,000       1,636,588
  Aichi Tokei Denki Co., Ltd...........................      67,000         150,422
  Aida Engineering, Ltd................................     160,000         585,011
  Aim Services Co., Ltd................................       2,000          20,046
  Aiphone Co., Ltd.....................................      27,400         285,610
  Airport Facilities Co., Ltd..........................      72,700         307,202
  Aisan Industry Co., Ltd..............................      23,000         189,768
  *Akai Electric Co., Ltd..............................     363,000           2,911
  #Akebono Brake Industry Co., Ltd.....................     141,000         283,774
  #Aloka Co., Ltd......................................      43,000         277,207
  *Altech Co., Ltd.....................................      14,000          86,549
  Amada Sonoike Co., Ltd...............................     191,414         468,115
  Amatsuji Steel Ball Manufacturing Co., Ltd...........      12,000          94,872
  Ando Corp............................................     120,000         178,005
  *Ando Electronic Co., Ltd............................      17,000         127,859
  Anest Iwata Corp.....................................      74,000         113,923
  Anrakutei Co., Ltd...................................      13,000          75,885
  Aoi Advertising Promotion, Inc.......................      14,000         112,143
  Aoki International Co., Ltd..........................      74,200         279,628
  Apic Yamada Corp.....................................       7,000          25,257
  *Arabian Oil Co., Ltd................................      48,300         411,680
  *Arai-Gumi, Ltd......................................      49,300          39,530
  Araya Industrial Co., Ltd............................      84,000          81,497
  Argo 21 Corp.........................................      12,000         249,207
  Aronkasei Co., Ltd...................................      53,000         173,812
  #Asahi Denka Kogyo KK................................     169,000       1,176,212
  Asahi Diamond Industrial Co., Ltd....................      68,000         356,587
  Asahi Kogyosha Co., Ltd..............................      48,000         120,851
  *Asahi Optical Co., Ltd..............................     180,000         373,811
  Asahi Organic Chemicals Industry Co., Ltd............     259,000         739,314
  Asahi Soft Drinks Co., Ltd...........................      69,000         464,737
  *Asahi Tec Corp......................................      86,000         126,191
  *Asahi Techno Glass Corp.............................      34,000         134,947
  Asanuma Corp.........................................     145,000         186,023
  Ashimori Industry Co., Ltd...........................      84,000         144,136
  Asia Securities Printing Co., Ltd....................       8,000          64,146
  *Asics Corp..........................................     333,000         349,780
  #*Atsugi Nylon Industrial Co., Ltd...................     322,000         273,679
  Aucnet, Inc..........................................      15,000         279,636
  Azel Corp., Tokyo....................................      89,000         154,856
  Bando Chemical Industries, Ltd.......................     213,000         449,174
  #Bank of Okinawa, Ltd................................      19,300         342,002
  Bank of the Ryukyus, Ltd.............................      23,980         289,185
  Bull Dog Sauce Co., Ltd..............................       9,000          45,536
  Bunka Shutter Co., Ltd...............................     134,000         295,472
  #CKD Corp............................................     113,000         633,337
  *CTI Engineering Co. Ltd.............................      19,000          83,943

                                                            SHARES            VALUE
                                                            ------            -----
  *Cabin Co., Ltd......................................      67,000    $     68,764
  Calpis Co., Ltd......................................     115,000         542,194
  Calsonic Corp........................................     261,000         738,745
  Canon Aptex, Inc.....................................      34,000         269,894
  #Canon Electronics, Inc..............................      40,000         329,710
  Canon System & Support, Inc..........................      35,000         178,206
  *Carolina Co., Ltd...................................      40,000          50,355
  #Catena Corp.........................................      18,000         104,927
  Central Finance Co., Ltd.............................     180,000         558,551
  #Cesar Co............................................      79,000         136,823
  #*Chiba Kogyo Bank, Ltd..............................      38,100         336,045
  Chino Corp...........................................      70,000         153,790
  *Chisan Tokan Co., Ltd...............................      64,000          54,396
  Chiyoda Co., Ltd.....................................      24,000         111,422
  #*Chiyoda Corp.......................................     113,000         250,073
  Chofu Seisakusho Co., Ltd............................      25,000         300,283
  *Chori Co., Ltd......................................     175,000         159,964
  Chuetsu Pulp and Paper Co., Ltd......................     172,000         346,164
  Chugai Ro Co., Ltd...................................     139,000         339,933
  Chugoku Marine Paints, Ltd...........................     111,000         275,908
  Chugokukogyo Co., Ltd................................      45,000          63,144
  Chukyo Sogo Bank, Ltd................................     118,000         458,884
  *Chuo Paperboard Co., Ltd............................      76,000          66,423
  Chuo Spring Co., Ltd., Nagoya........................      99,000         328,636
  #*Clarion Co., Ltd...................................     171,000         363,347
  Cleanup Corp.........................................      71,000         423,556
  *Co-Op Chemical Co., Ltd.............................      80,000          66,070
  *Coca Cola Central Japan Co., Ltd....................          94         756,769
  Computer Engineering & Consulting, Ltd...............       8,000          96,476
  Copyer Co., Ltd......................................      27,000          65,164
  Corona Corp..........................................      12,000         288,657
  *Credia Co., Ltd.....................................      14,000         243,594
  #D'urban, Inc........................................     114,000         174,589
  Dai Nippon Toryo, Ltd................................     193,000         278,554
  Dai-Dan Co., Ltd.....................................      80,000         305,335
  #Daido Hoxan, Inc....................................     196,000         966,519
  Daido Kogyo Co., Ltd.................................      60,000         126,047
  Daido Steel Sheet Corp...............................      84,000         136,727
  Daidoh, Ltd..........................................      54,000         213,029
  Daihen Corp..........................................     205,000         322,173
  Daiho Corp...........................................      96,000         125,470
  Daiichi Cement Co., Ltd..............................      33,000          55,566
  Dai-Ichi Jitsugyo Co., Ltd...........................      80,000         141,763
  #*Dai-Ichi Katei Denki Co., Ltd......................      91,000          51,076
  Dai-Ichi Kogyo Seiyaku Co., Ltd......................      47,000         118,710
  Daiken Corp..........................................     195,000         542,555
  #Daiki Co., Ltd......................................      31,000         293,307
  #*Daikyo, Inc........................................     268,000         373,907
  Daimei Telecom Engineering Corp......................      66,000         364,092
  Dainichiseika Colour & Chemicals Manufacturing Co.,
    Ltd................................................     163,000         514,948
  Dainippon Shigyo Co., Ltd............................      16,000          73,126
  *Daiseki Co., Ltd....................................      24,000         357,934
  Daiso Co., Ltd.......................................     112,000         204,754
  #*Daisue Construction Co., Ltd.......................      92,500          53,402
  #Daisyo Corp.........................................      24,000         257,482

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
  Daito Woolen Spinning & Weaving Co., Ltd., Tokyo.....      42,000    $     35,360
  #Daiwa House Industry Co., Ltd.......................      60,600         475,216
  Daiwa Industries, Ltd................................      76,000         205,973
  Daiwa Kosho Lease Co., Ltd...........................     101,000         275,347
  *Daiwa Seiko, Inc....................................     145,000         146,493
  *Daiwabo Co., Ltd....................................     262,000         304,613
  Daiwabo Information System Co., Ltd..................      22,000         340,278
  *Dantani Corp........................................      68,000          46,345
  Danto Corp...........................................      42,000         146,830
  #Denki Kogyo Co., Ltd................................      59,000         345,346
  Denyo Co., Ltd.......................................      38,000         197,746
  #Deodeo Corp.........................................      71,600         435,747
  *Descente, Ltd.......................................     133,000         254,876
  *Dia Kensetsu Co., Ltd...............................      31,000          58,164
  Diamond Computer Service Co., Ltd....................       8,000          63,376
  *Dijet Industrial Co., Ltd...........................      34,000          46,073
  Doshisha Co., Ltd....................................      15,000         306,698
  Dynic Corp...........................................      52,000          71,298
  Eagle Industry Co., Ltd..............................      43,000         141,362
  #*Eco-Tech Construction Co., Ltd.....................      68,000          62,703
  Eiden Co., Ltd.......................................      40,000         234,133
  #Eiken Chemical Co., Ltd.............................       9,000         130,617
  *Elna Co., Ltd.......................................       5,000          14,834
  *Enshu, Ltd..........................................      69,000          98,480
  *Ensuiko Sugar Refining Co., Ltd.....................      23,000          49,793
  Exedy Corp...........................................      71,000         421,279
  *First Baking Co., Ltd...............................      67,000         134,306
  *Fontaine Co., Ltd...................................       5,000          63,344
  Foster Electric Co., Ltd.............................      32,000         114,436
  France Bed Co., Ltd..................................     193,000         541,632
  *Fudo Construction Co., Ltd..........................     201,000         225,633
  Fuji Denki Reiki Co., Ltd............................      81,800         241,368
  Fuji Kiko Co., Ltd...................................      51,000          89,965
  *Fuji Kisen Kaisha, Ltd..............................       8,000          14,689
  *Fuji Kosan Co., Ltd.................................     130,000          97,983
  Fuji Kyuko Co., Ltd..................................     107,000         366,346
  #*Fuji Spinning Co., Ltd., Tokyo.....................     163,000         107,172
  Fujicco Co., Ltd.....................................      42,000         471,473
  *Fujii & Co., Ltd....................................      44,000             353
  *Fujiko Co., Ltd.....................................      55,000             882
  *Fujikura Kasei Co., Ltd.............................      15,000          74,329
  Fujirebio, Inc.......................................      75,000         660,904
  Fujitsu Business Systems, Ltd........................      32,500         414,343
  Fujitsu Denso, Ltd...................................      36,000         302,801
  Fujitsu Devices, Inc.................................      14,000         148,177
  Fujitsu Kiden, Ltd...................................      16,000          76,077
  Fujitsu Systems Construction, Ltd....................      14,000         107,877
  Fujiya Co., Ltd......................................     190,000         338,210
  Fukuda Corp..........................................      65,000         166,780
  Fukushima Bank, Ltd..................................     117,000         309,584
  *Fukusuke Corp.......................................      95,000         104,357
  *Furukawa Battery Co., Ltd...........................      45,000          93,813
  Furukawa Co., Ltd....................................     208,000         336,895
  Fuso Lexel Inc.......................................       8,000          57,667
  Fuso Pharmaceutical Industries, Ltd..................      78,000         381,508
  *Ga-jo-en Kanko KK...................................      37,000               0
  *Gakken Co., Ltd.....................................     158,000         209,036
  Gastec Service, Inc..................................      41,000         187,386
  Geostar Corp.........................................      10,000          61,741

                                                            SHARES            VALUE
                                                            ------            -----
  Godo Shusei Co., Ltd.................................      74,000    $    160,798
  *Godo Steel, Ltd.....................................     245,000         275,026
  *Goldwin, Inc........................................      47,000          65,950
  Gourmet Kineya Co., Ltd..............................      31,000         219,732
  *Graphtec Corp.......................................      39,000          46,907
  Gun-Ei Chemical Industry Co., Ltd....................     164,000         270,888
  #*Gunze Sangyo, Inc., Tokyo..........................      90,000         229,482
  Hac Kimisawa Co., Ltd................................      41,000         274,505
  *Hakone Tozan Railway Co., Ltd.......................      52,000         126,335
  Hakuyosha Co., Ltd...................................      57,000         205,211
  #*Hanwa Co., Ltd.....................................     405,000         688,446
  Happinet Corp........................................      15,000         203,142
  Harashin Co., Ltd....................................       8,000          57,731
  Harima Chemicals, Inc................................      37,000         121,043
  Harumoto Corp........................................      32,000          66,199
  Hayashikane Sangyo Co., Ltd..........................     128,000         153,950
  Heiwado Co., Ltd.....................................      49,000         337,889
  #Hibiya Engineering, Ltd.............................      60,000         341,577
  *Hirabo Corp.........................................      79,000          78,547
  Hisaka Works, Ltd....................................      48,000         224,767
  Hitachi AIC, Inc.....................................      48,000         238,238
  Hitachi Electronics Engineering Co., Ltd.............      13,000          56,288
  Hitachi Kiden Kogyo, Ltd.............................      20,000          66,872
  Hitachi Koki Co., Ltd................................     177,000         658,522
  Hitachi Medical Corp.................................      28,000         279,067
  *Hitachi Metals Techno, Ltd..........................      12,000          50,900
  Hitachi Plant Engineering & Construction Co., Ltd....     204,000       1,069,762
  #Hitachi Powdered Metal Co., Ltd.....................      46,000         329,742
  #*Hitachi Seiki Co., Ltd.............................     141,000         168,455
  Hitachi Tool Engineering, Ltd........................      30,000         137,112
  Hochiki Corp.........................................      42,000         115,511
  *Hodogaya Chemical Co., Ltd..........................     100,000         168,383
  *Hohsui Corp.........................................      56,000          42,208
  Hokkai Can Co., Ltd., Tokyo..........................     116,000         264,153
  #*Hokkaido Bank, Ltd.................................     100,000         104,237
  Hokkaido Coca Cola Bottling Co., Ltd.................      26,000         184,708
  Hokkaido Gas Co., Ltd................................      87,000         181,373
  Hokko Chemical Industry Co., Ltd.....................      41,000         118,678
  *Hoko Fishing Co., Ltd...............................      79,000          49,408
  #*Hokuriku Electric Industry Co., Ltd................     112,000         177,813
  Hokuriku Electrical Construction Co., Ltd............      36,000         106,514
  Hokuriku Gas Co., Ltd................................      26,000          70,881
  *Hokushin Co., Ltd...................................      39,900          49,589
  Homac Corp...........................................      60,000         410,855
  Honen Corp...........................................     128,000         212,451
  #Horiba, Ltd.........................................      54,000         476,717
  #Hosokawa Micron Corp................................      40,000         186,985
  *Howa Machinery, Ltd.................................     181,000         174,156
  ISE Chemicals Corp...................................      17,000          60,658
  *Ichida and Co., Ltd.................................      78,000          49,408
  Ichikawa Co., Ltd....................................      49,000         118,261
  Ichiken Co., Ltd.....................................      48,000          55,037
  Ichikoh Industries, Ltd..............................     141,000         263,423
  Ichiyoshi Securities Co., Ltd........................      36,000         157,318
  Idec Izumi Corp......................................      60,000         528,723
  Ihara Chemical Industry Co., Ltd.....................      80,000         149,460
  Iino Kaiun Kaisha, Ltd...............................     161,000         254,315

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
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CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
  #*Ikegami Tsushinki Co., Ltd.........................     102,000    $    168,479
  *Impact 21 Co., Ltd..................................      19,000         213,285
  Inaba Denki Sangyo Co., Ltd..........................      38,000         481,415
  Inaba Seisa Kusho Co., Ltd...........................      12,000         168,383
  #Inabata and Co., Ltd., Osaka........................      85,000         546,604
  Inageya Co., Ltd.....................................      77,000         458,732
  Intec, Inc...........................................      19,000         188,758
  *Inui Steamship Co., Ltd.............................      31,000          20,382
  *Iseki & Co., Ltd....................................     322,000         250,442
  Ishii Hyoki Co., Ltd.................................       3,000          71,683
  Ishii Iron Works Co., Ltd............................      52,000         126,752
  *Ishikawa Seisakusho, Ltd............................      75,000          72,164
  Ishikawajima Transport Machinery Co., Ltd............      16,000          41,053
  Ishizuka Glass Co., Ltd..............................      49,000          89,580
  Itochu Fuel Corp.....................................     192,000         957,571
  Itoki Crebio Corp....................................      56,000         136,952
  Iuchi Seieido Co., Ltd...............................      17,000         252,174
  Iwasaki Electric Co., Ltd............................     110,000         401,313
  Iwatsu Electric Co., Ltd.............................     145,000         294,149
  *Izukyu Corp.........................................       5,000          79,701
  Izumi Co., Ltd.......................................      55,000         569,335
  Izumiya Co., Ltd.....................................     128,000         468,009
  #*Izutsuya Co., Ltd..................................     123,000         215,987
  JMS Co., Ltd.........................................      59,000         193,961
  Jac Holdings Co., Ltd................................       5,000          38,929
  Jaccs Co., Ltd.......................................      84,000         277,495
  Jamco Corp...........................................      18,000          99,587
  *Janome Sewing Machine Co., Ltd......................     224,000         213,734
  Japan Aircraft Manufacturing Co., Ltd................      70,000         150,984
  Japan Aviation Electronics Industry, Ltd.............     130,000         677,542
  #Japan Business Computer Co., Ltd....................      34,000         498,623
  Japan Carlit Co., Ltd................................      28,000         172,649
  *Japan Coated Paper Manufacturing Co., Ltd...........     132,000          87,848
  Japan Digital Laboratory Co., Ltd....................      28,100         300,116
  Japan Foundation Engineering Co., Ltd................      49,200         191,331
  Japan Information Processing Service Co., Ltd........      26,000         294,157
  Japan Kenzai Co., Ltd................................       4,000          17,640
  *Japan Maintenance Co., Ltd..........................      27,000         207,833
  *Japan Metals & Chemicals Co., Ltd...................     201,000         195,012
  Japan Oil Transportation Co., Ltd....................      45,000          80,463
  *Japan Paperboard Industries Co., Ltd., Tokyo........     127,000         187,370
  Japan Pulp and Paper Co., Ltd........................      99,000         326,254
  #*Japan Steel Works, Ltd.............................     546,000         788,033
  Japan Storage Battery Co., Ltd.......................      63,000         203,575
  Japan Transcity Corp.................................      90,000         179,689
  Japan Vilene Co., Ltd................................     101,000         245,382
  Japan Wool Textile Co., Ltd..........................     138,000         589,774
  Jastec Co., Ltd......................................       5,000         142,324
  *Jeans Mate Corp.....................................       9,800          70,642
  #Jeol, Ltd...........................................      97,000         493,884
  Joban Kosan Co., Ltd.................................     101,000         126,335
  Joint Corp...........................................       5,000         222,506
  #Joshin Denki Co., Ltd...............................      98,000         231,807
  Jsp Corp.............................................      16,000          79,541

                                                            SHARES            VALUE
                                                            ------            -----
  #*Jujiya Co., Ltd....................................     161,000    $    116,184
  #Juken Sangyo Co., Ltd...............................      86,000         941,951
  #Juki Corp...........................................     153,000         511,572
  K.R.S. Corp..........................................       8,000          84,031
  KTK Telecommunications Engineering Co., Ltd..........      43,050         177,771
  Kabuki-Za Co., Ltd...................................       5,000         156,356
  #Kaga Electronics Co., Ltd...........................      33,700         442,882
  #Kagawa Bank, Ltd....................................      68,350         331,568
  Kahma Co., Ltd.......................................      46,000         173,354
  *Kakuei (L.) Corp....................................     100,000             802
  Kamei Corp...........................................      59,000         295,200
  Kanaden Corp.........................................      50,000         208,073
  Kanagawa Chuo Kotsu Co., Ltd.........................      90,000         389,687
  #Kanamoto Co., Ltd...................................      43,000         197,906
  #*Kanematsu Corp.....................................     402,500       1,426,486
  Kanematsu Electronics, Ltd...........................      38,000         235,528
  *Kanematsu-NNK Corp..................................      60,000         111,614
  Kanto Auto Works, Ltd., Yokosuka.....................      78,000         506,593
  #Kanto Bank, Ltd.....................................      19,100         194,958
  Kanto Denka Kogyo Co., Ltd...........................      83,000         332,757
  Kanto Natural Gas Development Co., Ltd...............     104,000         492,833
  *Kanto Special Steel Works, Ltd......................      84,000          59,271
  *Kasai Kogyo Co., Ltd................................      28,000          47,147
  Kasei (C.I.) Co., Ltd................................      46,000         153,068
  Kasumi Co., Ltd......................................     132,000         438,181
  Katakura Chikkarin Co., Ltd..........................      17,000          52,071
  Katakura Industries Co., Ltd.........................      49,000         434,541
  Kato Sangyo Co., Ltd.................................      17,000          83,149
  Kato Spring Works Co., Ltd...........................       8,000          18,923
  Kato Works Co., Ltd..................................      82,000         103,227
  Katsumura Construction Co., Ltd......................      48,600          52,608
  Kawada Industries, Inc...............................      76,000         137,112
  Kawai Musical Instruments Manufacturing Co., Ltd.....      99,000         121,452
  Kawashima Textile Manufacturers, Ltd.................     126,000         144,473
  *Kawasho Corp........................................     222,000         291,928
  Kawasho Gecoss Corp..................................      52,000         131,339
  Kawasumi Laboratories, Inc...........................      11,000         124,098
  Kayaba Industry Co., Ltd.............................     321,000         579,118
  Keihin Co., Ltd......................................     100,000         129,094
  Keiyo Co., Ltd.......................................     104,900         520,649
  Kentucky Fried Chicken Japan, Ltd....................      10,000         192,438
  #*Kenwood Corp.......................................     201,000         373,907
  Key Coffee, Inc......................................      33,000         383,673
  *Kimmon Manufacturing Co., Ltd.......................      41,000          50,298
  Kimura Chemical Plants Co., Ltd......................      27,000          49,793
  *Kinki Nippon Tourist Co., Ltd.......................     133,000         340,190
  *Kinki Sharyo Co., Ltd., Nagaokakyo..................     101,000         102,040
  Kinseki, Ltd.........................................      56,000         307,580
  *Kinsho-Mataichi Corp................................      42,000          34,350
  *Kinugawa Rubber Industrial Co., Ltd.................      83,000          79,196
  Kioritz Corp.........................................      96,000         123,160
  Kishu Paper Co., Ltd.................................     125,000         178,406
  Kitagawa Iron Works Co., Ltd.........................     124,000         160,076
  Kita-Nippon Bank, Ltd................................       6,806         283,775
  #Kitano Construction Corp............................     116,000         348,794
  Kitz Corp............................................     234,000         395,893
  Koa Oil Co., Ltd.....................................     213,000         573,850

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CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
  Koatsu Gas Kogyo Co., Ltd............................      78,000    $    233,283
  *Kobayashi Yoko Co., Ltd.............................       6,000          63,312
  Koito Industries, Ltd................................       8,000          19,885
  *Kokune Corp.........................................      42,000          29,972
  Kokusai Kogyo Co., Ltd...............................      60,000         245,358
  Komai Tekko, Inc.....................................      53,000         129,190
  *Komatsu Construction Co., Ltd.......................      29,000          34,647
  *Komatsu Electronics Metals Co., Ltd.................      13,000          80,680
  Komatsu Forklift Co., Ltd............................     153,000         250,265
  Komatsu Seiren Co., Ltd..............................      75,000         189,431
  Komatsu Wall Industry Co., Ltd.......................      14,000         131,900
  Komatsu Zenoah Co....................................      73,000         151,016
  *Konaka Co., Ltd.....................................      27,000         197,441
  Konishi Co., Ltd.....................................      28,000         246,962
  Kosaido Co., Ltd.....................................      34,000         313,513
  #*Kosei Securities Co., Ltd..........................     137,000         215,306
  Krosaki Corp.........................................      96,000         134,707
  Kumiai Chemical Industry Co., Ltd., Tokyo............     153,000         225,730
  Kurabo Industries, Ltd...............................     374,000         656,742
  Kurimoto, Ltd........................................     204,000         479,267
  Kuroda Electric Co., Ltd.............................      18,000         345,667
  #*Kyoden Co., Ltd....................................      17,000         119,680
  Kyodo Printing Co., Ltd..............................     132,000         396,903
  Kyodo Shiryo Co., Ltd................................     145,000         148,819
  Kyoei Sangyo Co., Ltd................................      44,000         127,362
  Kyoei Tanker Co., Ltd................................      53,000          54,821
  Kyokuto Boeki Kaisha, Ltd............................      36,000         139,999
  Kyokuto Kaihatsu Kogyo Co., Ltd......................      38,300         196,543
  Kyokuyo Co., Ltd.....................................     167,000         216,926
  Kyoritsu Maintenance Co., Ltd........................       3,000          70,240
  Kyosan Electric Manufacturing Co., Ltd...............      94,000         195,212
  *Kyowa Electronic Instruments Co., Ltd...............      30,000          61,099
  Kyowa Leather Cloth Co., Ltd.........................      32,000         131,371
  Kyudenko Corp........................................     122,000         414,768
  Kyushu Bank, Ltd.....................................     192,000         457,232
  Laox Co., Ltd........................................      21,000          65,838
  Life Corp............................................      83,000         565,687
  #MR Max Corp.........................................      56,300         161,160
  Maeda Road Construction Co., Ltd.....................      20,000          80,182
  Maezawa Industries, Inc..............................      27,700         175,019
  Maezawa Kaisei Industries Co., Ltd...................      20,600         262,630
  Maezawa Kyuso Industries Co., Ltd....................      10,000          72,966
  Magara Construction Co., Ltd.........................      61,000          67,987
  *Mamiya-Op Co., Ltd..................................      26,000          41,486
  Mars Engineering Corp................................       7,000         150,984
  Marubun Corp.........................................      37,800         354,009
  *Marudai Food Co., Ltd...............................     232,000         286,476
  *Maruei Department Store Co., Ltd....................      72,000         112,576
  Maruetsu, Inc........................................     189,000         551,623
  Maruha Corp..........................................     434,000         518,508
  #Marusan Securities Co., Ltd.........................     117,000         487,830
  Maruwa Co., Ltd......................................      13,000         256,423
  *Maruwn Corp.........................................      44,000          77,617
  Maruyama Manufacturing Co., Inc......................      73,000          87,800
  #*Maruzen Co., Ltd...................................     179,000         457,850
  Maruzen Showa Unyu Co., Ltd..........................     175,000         363,427
  Maspro Denkoh Corp...................................      27,000         342,058
  Matsuda Sangyo Co., Ltd..............................       8,000          98,143

                                                            SHARES            VALUE
                                                            ------            -----
  Matsui Construction Co., Ltd.........................      40,000    $    101,671
  Matsuo Bridge Co., Ltd...............................      37,000          74,762
  Matsuya Co., Ltd.....................................      74,000         243,274
  Matsuya Foods Co., Ltd...............................       8,000         162,289
  Matsuzakaya Co., Ltd.................................     123,000         322,502
  Meiden Engineering Co., Ltd..........................      31,000         144,417
  #*Meidensha Corp.....................................     296,000       1,006,322
  Meiji Shipping Co., Ltd..............................      47,000          69,719
  Meiko National Securities Co., Ltd...................      99,000         200,833
  *Meisei Industrial Co., Ltd..........................      29,000          73,247
  Meito Sangyo Co., Ltd................................      38,000         486,291
  Meito Transportation Co., Ltd........................       5,000          45,864
  *Meiwa Trading Co., Ltd..............................      55,000          62,182
  #Mercian Corp........................................     212,000         499,761
  #Mimasu Semiconductor Industry Co., Ltd..............      30,000         339,172
  Miroku Jyoho Service Co., Ltd........................       3,000          20,302
  #Misawa Homes Co., Ltd...............................     190,000         501,220
  Misawa Resort Co., Ltd...............................      40,000          81,786
  *Misawavan Corp......................................      43,000         179,288
  Mito Securities Co., Ltd.............................      35,000          87,840
  Mitsuba Corp.........................................      67,000         295,472
  #Mitsubishi Cable Industries, Ltd....................     270,000         552,056
  *Mitsubishi Kakoki Kaisha, Ltd.......................     117,000         225,152
  Mitsubishi Pencil Co., Ltd...........................      61,000         407,920
  Mitsubishi Plastics, Inc.............................     310,000         700,955
  *Mitsubishi Shindoh Co., Ltd.........................      82,000         154,512
  Mitsubishi Steel Manufacturing Co., Ltd..............     253,000         267,777
  Mitsuboshi Belting, Ltd..............................     153,000         352,089
  #*Mitsui Construction Co., Ltd.......................     314,000         181,276
  Mitsui Home Co., Ltd.................................      97,000         334,441
  Mitsui Matsushima Co., Ltd...........................      90,000         147,937
  *Mitsui Mining Co., Ltd..............................     225,000         214,689
  Mitsui Sugar Co., Ltd................................     116,000         231,599
  *Mitsui Wood Systems, Inc............................      41,500          43,924
  Mitsui-Soko Co., Ltd.................................     204,000         456,366
  Mitsumura Printing Co., Ltd..........................      23,000          96,636
  Mitsuuroko Co., Ltd..................................      76,000         441,805
  Miura Co., Ltd.......................................      31,000         447,418
  *Miura Printing Corp.................................      16,000          55,166
  Miyaji Iron Works Co. Ltd............................      90,000         140,720
  Miyoshi Oil & Fat Co., Ltd...........................     120,000         229,963
  Miyuki Keori Co., Ltd................................      50,000         166,379
  Mizuno Corp..........................................     120,000         442,607
  Mkc-Stat Corp........................................      41,000         561,830
  Morinaga & Co., Ltd..................................     220,000         430,419
  Morishita Jinton Co., Ltd............................       8,000         151,705
  Morita Corp..........................................      72,000         173,194
  Morozoff, Ltd., Osaka................................      50,000          93,813
  Mory Industries, Inc.................................      66,000         124,363
  #Mos Food Services, Inc..............................      47,000         367,436
  *Mutoh Industries, Ltd...............................      61,000         134,506
  Mutow Co., Ltd.......................................      38,000         167,277
  #*Mycal Hokkaido Corp................................      26,000         182,415
  *Myojo Foods Co., Ltd................................      25,000          45,103
  *NAC Co., Ltd........................................      13,000          82,347
  NOF Corp.............................................      54,000         117,772
  *Nabco, Ltd..........................................     120,000         157,799
  Nachi-Fujikoshi Corp.................................     433,000         722,155
  Nagano Bank, Ltd.....................................     122,000         444,115

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CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
  Nagano Japan Radio Co., Ltd..........................       6,000    $     26,989
  Nagatanien Co., Ltd..................................      56,000         345,747
  Naigai Clothes Co., Ltd..............................      30,000         100,308
  *Naigai Co., Ltd.....................................     109,000         108,375
  Nakabayashi Co., Ltd.................................      92,000         208,763
  Nakamuraya Co., Ltd..................................      85,000         203,784
  #*Nakano Corp........................................      66,000          43,924
  Nakayama Steel Works, Ltd............................     206,000         244,460
  Nemic-Lambda KK......................................       3,484          45,228
  Neturen Co., Ltd., Tokyo.............................      67,000         188,028
  Nichia Steel Works, Ltd..............................      64,900         189,420
  #Nichias Corp........................................     237,000         556,795
  Nichiban Co., Ltd....................................      58,000         171,606
  *Nichiboshin, Ltd....................................       1,190             954
  #Nichiha Corp........................................      48,000         427,212
  #*Nichimen Corp......................................     190,000         281,841
  Nichimen Infinity, Inc...............................      15,000         174,397
  Nichimo Co., Ltd.....................................      54,000          77,504
  *Nichimo Corp........................................      85,000          57,932
  Nichireki Co., Ltd...................................      44,000         168,287
  Nichiro Corp.........................................     289,000         556,145
  Nidec Tosok Corp.....................................       3,000          20,687
  *Nihon Kentetsu Co., Ltd.............................      27,000          51,092
  Nihon Kohden Corp....................................      85,000         295,112
  Nihon Matai Co., Ltd.................................      50,000          93,012
  #Nihon Nohyaku Co., Ltd..............................     103,000         196,559
  Nihon Nosan Kogyo KK.................................     201,000         361,013
  Nihon Parkerizing Co., Ltd...........................      92,000         300,235
  *Nihon Spindle Manufacturing Co., Ltd................      56,000         101,928
  Nihon Tokushu Toryo Co., Ltd.........................      35,000          84,192
  *Niigata Chuo Bank, Ltd..............................     130,000               0
  #*Niigata Engineering Co., Ltd.......................     586,000         455,773
  Nikken Chemicals Co., Ltd............................     130,000         421,118
  #Nikkiso Co., Ltd....................................     107,000         634,885
  Nikko Co., Ltd., Akashi..............................      65,000         151,665
  *Nippei Toyama Corp..................................      34,000          73,608
  Nippon Beet Sugar Manufacturing Co., Ltd.............     265,000         380,345
  *Nippon Carbide Industries Co., Inc., Tokyo..........     101,000         118,237
  *Nippon Carbon Co., Ltd..............................     177,000         228,496
  #Nippon Ceramic Co., Ltd.............................       4,000          60,939
  #Nippon Chemical Industrial Co., Ltd.................     131,000         345,578
  *Nippon Chemiphar Co., Ltd...........................      49,000         121,797
  Nippon Chutetsukan KK................................      44,000          71,972
  *Nippon Columbia Co., Ltd............................      99,000         165,906
  *Nippon Concrete Industries Co., Ltd.................      65,000          63,585
  Nippon Conlux Co., Ltd...............................      63,000         297,028
  *Nippon Conveyor Co., Ltd............................      43,000          36,547
  Nippon Denko Co., Ltd................................     159,000         276,654
  Nippon Densetsu Kogyo Co., Ltd.......................     118,000         395,492
  *Nippon Denwa Shisetu Co., Ltd.......................      90,000         285,049
  #Nippon Felt Co., Ltd................................      28,000          92,723
  Nippon Fine Chemical Co., Ltd........................      40,000         150,743
  Nippon Flour Mills Co., Ltd..........................     147,000         383,072
  Nippon Formula Feed Manufacturing Co., Ltd...........     100,000         126,688
  Nippon Gas Co., Ltd..................................      62,000         346,998
  Nippon Hume Pipe Co., Ltd............................      43,000          65,164
  *Nippon Kasei Chemical Co., Ltd......................     154,000         255,606

                                                            SHARES            VALUE
                                                            ------            -----
  *Nippon Kinzoku Co., Ltd.............................      93,000    $     90,229
  Nippon Koei Co., Ltd., Tokyo.........................     146,000         391,002
  Nippon Kokan Koji Corp...............................       7,000          21,329
  #Nippon Konpo Unyu Soko Co., Ltd.....................      59,000         403,534
  *Nippon Koshuha Steel Co., Ltd.......................     151,000         122,286
  *Nippon Lace Co., Ltd................................      26,000          23,141
  *Nippon Light Metal Co., Ltd.........................     243,000         280,574
  #*Nippon Metal Industry Co., Ltd.....................     282,000         343,694
  Nippon Pipe Manufacturing Co., Ltd...................      35,000         111,694
  *Nippon Piston Ring Co., Ltd.........................     133,000         156,765
  Nippon Road Co., Ltd.................................     147,000         232,200
  Nippon Seiki Co., Ltd................................      38,000         182,816
  Nippon Seisen Co., Ltd...............................      39,000          77,240
  Nippon Sharyo, Ltd...................................     215,000         384,435
  Nippon Shinyaku Co., Ltd.............................      59,000         359,538
  Nippon Signal Co., Ltd...............................     109,000         339,108
  Nippon Soda Co., Ltd.................................     129,000         400,295
  *Nippon Steel Chemical Co., Ltd......................     241,000         498,558
  Nippon Suisan Kaisha, Ltd............................     246,000         475,370
  Nippon Synthetic Chemical Industry Co., Ltd..........     152,000         225,473
  Nippon Typewriter Co., Ltd...........................      11,000          34,398
  *Nippon Valqua Industries, Ltd.......................     119,000         204,193
  *Nippon Yakin Kogyo Co., Ltd.........................     243,000         171,462
  Nippon Yusoki Co., Ltd...............................      49,000         138,299
  Nishimatsuya Chain Co., Ltd..........................      17,000         242,632
  *Nissan Construction Co., Ltd........................     128,000          85,186
  #*Nissan Diesel Motor Co., Ltd.......................     284,000         343,854
  Nissan Shatai Co., Ltd...............................     251,000         458,868
  *Nisseki House Industry Co., Ltd.....................     260,000         177,203
  Nissha Printing Co., Ltd.............................      81,000         581,932
  #Nisshin Fire & Marine Insurance Co., Ltd............     133,000         273,005
  Nisshin Oil Mills, Ltd...............................     122,000         386,399
  Nissin Corp..........................................     150,000         242,953
  #Nissin Electric Co., Ltd............................     187,000         358,359
  Nissin Kogyo Co., Ltd................................       6,000         229,963
  Nissin Sugar Manufacturing Co., Ltd..................      48,000          63,889
  *Nissui Pharmaceutical Co., Ltd......................      13,000          67,754
  #Nitsuko Corp........................................      75,000         338,570
  Nitta Corp...........................................      42,000         365,391
  Nittetsu Mining Co., Ltd.............................     147,000         328,852
  #Nitto Boseki Co., Ltd...............................     364,000         574,972
  Nitto Construction Co., Ltd..........................      19,000          32,145
  Nitto Electric Works, Ltd............................      67,000         566,770
  Nitto Flour Milling Co., Ltd.........................      54,000         107,813
  Nitto Seiko Co., Ltd.................................      56,000          87,559
  *Nitto Seimo Co., Ltd................................      32,000          21,040
  Nittoc Construction Co., Ltd.........................      61,000         107,605
  Nohmi Bosai, Ltd.....................................      59,000         238,431
  Nomura Co., Ltd......................................       6,000          17,512
  O-M, Ltd.............................................      46,000          51,638
  *OKK Corp............................................     101,000         103,660
  Obayashi Road Corp...................................      65,000         148,538
  Odakyu Construction Co., Ltd.........................      29,000          55,342
  Odakyu Real Estate Co., Ltd..........................      58,000         111,614
  Ohki Corp............................................      73,000         132,870
  *Ohkura Electric Co., Ltd............................      34,000          42,256
  Ohtsu Tire & Rubber Co., Ltd.........................     126,000         230,348
  Oiles Corp...........................................      30,000         493,122
  Okabe Co., Ltd.......................................      39,000         111,951

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
  Okamoto Industries, Inc..............................     212,000    $    479,363
  Oki Electric Cable Co., Ltd..........................      56,000         132,012
  Okinawa Electric Power Co., Ltd......................      10,000         169,586
  Okuma and Howa Machinery, Ltd........................      69,000          87,415
  *Okura and Co., Ltd..................................     128,000               0
  Okura Industrial Co., Ltd............................      96,000         286,348
  Olympic Corp.........................................      10,000         154,752
  *Ono Sokki Co., Ltd..................................      43,000          78,611
  *Optec Dai-Ichi Denko Co., Ltd.......................     192,333         149,591
  Organo Corp..........................................     101,000         523,158
  Oriental Construction Co., Ltd.......................      39,000         133,528
  Oriental Yeast Co., Ltd..............................      16,000          76,719
  Origin Electric Co., Ltd.............................      54,000         259,791
  Osaka Oxygen Industries, Ltd.........................     190,000         411,336
  Osaka Securities Finance Co., Ltd....................      54,000         105,215
  Osaka Steel Co., Ltd.................................      62,000         243,097
  #Osaki Electric Co., Ltd.............................      56,000         298,150
  #Oyo Corp............................................      47,000         675,329
  P.S.C. Corp..........................................      35,000         117,868
  PCA Corp.............................................       3,000          27,398
  Pacific Industrial Co., Ltd..........................      78,000         243,290
  #*Pacific Metals Co., Ltd............................     299,000         397,978
  #Parco Co., Ltd......................................      82,000         295,873
  #*Pasco Corp.........................................     111,500         356,720
  Penta-Ocean Construction Co., Ltd....................      72,000          98,721
  Pigeon Corp..........................................      37,000         311,509
  Pilot Corp...........................................      32,000         164,214
  Pokka Corp...........................................      48,000         157,799
  *Press Kogyo Co., Ltd................................     143,000         124,980
  *Prima Meat Packers, Ltd.............................     230,000         226,836
  Pulstec Industrial Co., Ltd..........................       7,200          57,731
  #RIGHT ON Co., Ltd...................................      14,000         170,628
  Raito Kogyo Co., Ltd.................................      84,900         337,651
  Rasa Industries, Ltd.................................     119,000         261,443
  Renown Look, Inc.....................................      50,000          77,777
  #*Renown, Inc........................................     402,000         312,663
  Rheon Automatic Machinery Co., Ltd...................      40,000         116,425
  #Rhythm Watch Co., Ltd...............................     344,000         485,457
  Ricoh Elemex Corp....................................      11,000          53,802
  #Ricoh Leasing Co., Ltd..............................       4,000          79,862
  Riken Corp...........................................     193,000         643,769
  Riken Keiki Co., Ltd.................................      33,000         142,621
  Riken Vinyl Industry Co., Ltd........................     123,000         336,309
  Riken Vitamin Co., Ltd...............................      16,000         211,682
  *Ringer Hut Co., Ltd.................................      26,000         248,085
  *Roland Corp.........................................      15,400         198,804
  #Royal Co., Ltd......................................      62,000         633,842
  *Ryobi, Ltd..........................................     238,000         374,035
  Ryoden Trading Co., Ltd..............................      80,000         232,208
  Ryoyo Electro Corp...................................      45,000         485,304
  *S Foods, Inc........................................      28,000         202,060
  S.T. Chemical Co., Ltd...............................      48,000         284,423
  SMK Corp.............................................     127,000         464,353
  SPC Electronic Corp..................................      29,000         222,065
  SRL, Inc.............................................      23,000         263,720
  SXL Corp.............................................     148,000         316,849
  Saeki Kensetsu Kogyo Co., Ltd........................      71,000          85,394
  #Sagami Chain Co., Ltd...............................      37,000         294,005
  Sagami Co., Ltd......................................      60,000         145,291
  Sailor Pen Co., Ltd..................................      16,000          50,547

                                                            SHARES            VALUE
                                                            ------            -----
  Sakai Heavy Industries, Ltd..........................      60,000    $    118,349
  *Sakai Ovex Co., Ltd.................................      85,000          68,155
  Sakata Inx Corp......................................      92,000         265,564
  *Sakurada Co., Ltd...................................      38,000          30,774
  San-Ai Oil Co., Ltd..................................     118,000         336,830
  Sankei Building Co., Ltd.............................      97,000         271,442
  Sanki Engineering Co., Ltd...........................      76,000         396,101
  Sanko Co., Ltd.......................................       2,000          17,977
  *Sanko Metal Industrial Co., Ltd., Tokyo.............      54,000          53,257
  *Sankyo Aluminum Industry Co., Ltd...................     359,000         221,648
  Sankyo Seiko Co., Ltd................................      86,000         172,392
  *Sankyu, Inc., Tokyo.................................     415,000         432,584
  Sanoh Industrial Co., Ltd............................      53,000         220,133
  Sanshin Electronics Co., Ltd.........................      51,000         286,251
  Sanwa Electric Co., Ltd..............................      17,000          36,804
  Sanyo Denki Co., Ltd.................................      36,000         134,225
  Sanyo Industries, Ltd., Tokyo........................      48,000         163,187
  Sanyo Shokai, Ltd....................................     200,000         825,879
  Sanyo Special Steel Co., Ltd.........................     339,000         543,637
  Sasebo Heavy Industries Co., Ltd., Tokyo.............     257,000         230,797
  Sata Construction Co., Ltd., Gumma...................      61,000          60,161
  Sato Shoji Corp......................................      31,000         105,143
  Satori Electric Co., Ltd.............................       2,400          20,206
  Sawafugji Electric Co., Ltd..........................      31,000          59,656
  Seika Corp...........................................     145,000         224,391
  *Seikitokyu Kogyo Co., Ltd...........................      86,000          62,061
  *Seiko Corp..........................................      47,407         186,639
  #Seiren Co., Ltd.....................................      81,000         279,925
  *Seiyo Food Systems, Inc.............................     137,000         372,391
  Sekisui Jushi Co., Ltd...............................      85,000         300,564
  Sekisui Plastics Co., Ltd............................     150,000         293,468
  Senko Co., Ltd.......................................     205,000         424,085
  Senshukai Co., Ltd...................................      70,000         308,141
  Setouchi Bank, Ltd...................................      11,000          34,839
  Shaddy Co., Ltd......................................      27,000         345,522
  #Shibaura Engineering Works Co., Ltd.................      71,000         324,498
  Shibusawa Warehouse Co., Ltd.........................     119,000         259,535
  Shibuya Kogyo Co., Ltd...............................      54,000         365,873
  *Shikibo, Ltd........................................     155,000         103,155
  #Shikoku Chemicals Corp..............................      89,000         303,290
  #Shikoku Coca-Cola Bottling Co., Ltd.................      31,000         261,988
  Shimizu Bank, Ltd....................................      12,600         499,088
  *Shimura Kako Co., Ltd...............................      55,000         263,720
  Shin Nippon Air Technologies Co., Ltd................      37,180         138,327
  Shinagawa Fuel Co., Ltd..............................     160,000         745,376
  Shinagawa Refractories Co., Ltd......................     116,000         198,115
  Shindengen Electric Manufacturing Co., Ltd...........      68,000         294,430
  Shin-Etsu Polymer Co., Ltd...........................      68,000         328,235
  Shinki Co., Ltd......................................      13,000         116,641
  *Shinko Electric Co., Ltd............................     257,000         422,441
  Shinko Shoji Co., Ltd................................      41,000         219,604
  Shin-Kobe Electric Machinery Co., Ltd................      71,000         381,997
  *Shinmaywa Industries, Ltd...........................     168,000         375,831
  *Shinsho Corp........................................     110,000         145,531
  *Shinwa Kaiun Kaisha, Ltd............................     238,000         183,201

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

                                                            SHARES            VALUE
                                                            ------            -----
  Shinyei Kaisha.......................................      54,000    $     86,164
  Shiroki Co., Ltd.....................................     132,000         248,726
  Sho-Bond Corp........................................      24,100         269,956
  Shobunsha Publications, Inc..........................      25,000         281,440
  *Shochiku Co., Ltd...................................      99,000         419,923
  Shoei Co., Ltd.......................................       6,000          63,505
  Shoko Co., Ltd.......................................     156,000         256,423
  Shokusan Bank, Ltd...................................      28,000          88,682
  #*Shokusan Jutaku Sogo Co., Ltd......................     207,000         136,102
  *Showa Aircraft Industry Co., Ltd....................      22,000          58,212
  #Showa Corp..........................................     117,000         956,897
  *Showa Denko KK......................................     293,000         418,184
  #Showa Electric Wire & Cable Co., Ltd., Kawasaki.....     313,000         479,355
  Showa Highpolymer Co., Ltd...........................      79,000         227,405
  Showa Mining Co., Ltd................................       8,000          13,663
  Showa Sangyo Co., Ltd................................     282,000         506,496
  #*Silver Seiko, Ltd..................................      87,000          96,267
  Sintokogio, Ltd., Nagoya.............................     108,000         344,656
  Snow Brand Seed Co., Ltd.............................       4,000          15,555
  Soda Nikka Co., Ltd..................................      35,000          58,934
  #Sodick Co., Ltd.....................................      24,000         103,532
  *Sokkisha Co., Ltd...................................      40,000          78,258
  Sonton Food Industry Co., Ltd........................      10,000          71,362
  Sotetsu Rosen Co., Ltd...............................      42,000         175,118
  Star Micronics Co., Ltd..............................       6,000          63,745
  Subaru Enterprise Co., Ltd...........................      36,000         110,844
  Suminoe Textile Co., Ltd.............................     142,000         207,224
  *Sumitomo Coal Mining Co., Ltd.......................     181,000         163,997
  #*Sumitomo Construction Co., Ltd.....................     428,000         284,840
  Sumitomo Corporation's Leasing, Ltd..................      38,000         593,847
  Sumitomo Densetsu Co., Ltd...........................      50,700         209,360
  *Sumitomo Light Metal Industries, Ltd................     493,000         513,889
  Sumitomo Precision Products Co., Ltd., Amagasaki
    City...............................................      78,000         281,440
  Sumitomo Seika Chemicals Co., Ltd....................     102,000         258,444
  #Sumitomo Warehouse Co., Ltd.........................     203,000         625,038
  *Sun Wave Corp.......................................      88,000         166,523
  Sun-S, Inc...........................................      38,300         230,324
  SunTelephone Co., Ltd................................      65,000         171,991
  Suruga Corp..........................................       5,000          59,255
  *Suzutan Co., Ltd....................................      62,000          79,541
  *T.Hasegawa Co., Ltd.................................      18,000         199,173
  TYK Corp.............................................      67,000         113,891
  Tabai Espec Corp.....................................      34,000         228,728
  Tachihi Enterprise Co., Ltd..........................       8,000         161,648
  Tachikawa Corp.......................................      14,000          67,129
  Tachi-S Co., Ltd.....................................      16,000          96,219
  Tadano, Ltd..........................................     206,000         338,610
  Taihei Dengyo Kaisha, Ltd............................      66,000         238,142
  Taihei Kogyo Co., Ltd................................     114,000         137,112
  Taiheiyo Kouhatsu, Inc...............................      90,000          95,978
  Taiho Kogyo Co., Ltd.................................      30,000         322,093
  Taikisha, Ltd........................................      97,000         661,104
  Taisei Fire & Marine Insurance Co., Ltd..............     118,000         358,592
  *Taisei Prefab Construction Co., Ltd.................     134,000         126,785
  Taisei Rotec Corp....................................     127,000         181,260
  Taito Co., Ltd.......................................      70,000         199,253

                                                            SHARES            VALUE
                                                            ------            -----
  Taiyo Toyo Sanso Co., Ltd............................     232,000    $    554,349
  Takada Kiko Co., Ltd.................................      31,000         115,583
  Takagi Securities Co., Ltd...........................      34,000         199,013
  Takamatsu Corp.......................................      12,500         121,276
  Takano Co., Ltd......................................       7,000          88,682
  Takaoka Electric Manufacturing Co., Ltd., Tokyo......     156,000         191,379
  #*Taka-Q Co., Ltd....................................      69,500          49,040
  #Takara Co., Ltd.....................................      54,000         686,282
  Takara Printing Co., Ltd.............................       6,000          47,965
  *Takarabune Corp.....................................      52,000          55,871
  Takasago Electric Industry Co., Ltd..................      22,000         307,820
  Takasago International Corp..........................      91,000         478,657
  *Takasaki Paper Manufacturing Co., Ltd...............     157,000         115,816
  Takashima & Co., Ltd.................................      60,000          69,278
  Takigami Steel Construction Co., Ltd.................      18,000          57,010
  Takiron Co., Ltd.....................................     140,000         423,203
  Tamura Corp..........................................     112,000         356,523
  *Tamura Electric Works, Ltd..........................      74,000         172,665
  *Tanseisha Co., Ltd..................................      26,000          83,807
  Tasaki Shinju Co., Ltd...............................      53,000         184,861
  *Tateho Chemical Industries Co., Ltd.................      26,500          49,296
  *Tatsuta Electric Wire & Cable Co., Ltd..............     106,000         135,140
  Tayca Corp...........................................      74,000         168,511
  Teac Corp............................................     109,000         265,693
  Techno Ryowa, Ltd....................................       3,400          14,749
  Tecmo, Ltd...........................................      22,000         224,030
  Teijin Seiki Co., Ltd................................     138,000         501,253
  Teikoku Hormone Manufacturing Co., Ltd...............      33,000         216,709
  *Teikoku Piston Ring Co., Ltd........................      42,000         109,449
  Teikoku Sen-I Co., Ltd...............................      39,000          68,171
  Teikoku Tsushin Kogyo Co., Ltd.......................      73,000         201,354
  Teisan KK............................................      39,000         187,627
  Tekken Corp..........................................     274,000         257,049
  Ten Allied Co., Ltd..................................      37,000         124,604
  Tenma Corp...........................................      50,000         650,681
  Teraoka Seisakusho Co., Ltd..........................      13,000          70,881
  Tetra Co., Ltd., Tokyo...............................      41,000          72,325
  The Daito Bank, Ltd..................................     114,000         324,498
  Tigers Polymer Corp..................................       4,000          17,223
  *Titan Kogyo KK......................................      36,000          51,958
  Toa Corp.............................................     293,000         350,053
  Toa Doro Kogyo Co., Ltd..............................      85,000         143,126
  *Toa Oil Co., Ltd....................................      67,000          73,599
  *Toa Wool Spinning & Weaving Co., Ltd................      73,000          45,071
  *Tobu Store Co., Ltd.................................      71,000         109,874
  Tochigi Bank, Ltd....................................      60,000         336,766
  Tochigi Fuji Industrial Co., Ltd.....................      51,000         101,006
  Toda Kogyo Corp......................................      88,000         366,915
  Todentu Corp.........................................      57,000         148,538
  Toenec Corp..........................................      80,000         289,298
  *Toho Co., Ltd.......................................      35,000         249,768
  Toho Real Estate Co., Ltd............................      98,000         319,816
  Toho Titanium Co., Ltd...............................      20,000         201,899
  #Toho Zinc Co., Ltd..................................     205,000         364,910
  Tohoku Bank, Ltd.....................................      44,000          82,909
  Tohoku Misawa Homes Co. Ltd..........................      24,000         114,693

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
  *Tohpe Corp..........................................      36,000    $     38,680
  Tohto Suisan Co., Ltd................................      54,000         113,442
  Tokai Carbon Co., Ltd................................     186,000         410,133
  #Tokai Corp..........................................     108,000         605,313
  #*Tokai Kanko Co., Ltd...............................     333,000         154,864
  Tokai Pulp Co., Ltd..................................      88,000         316,111
  Tokai Rika Co., Ltd..................................      61,000         561,502
  *Tokai Senko KK, Nagoya..............................      47,000          41,077
  Tokai Tokyo Securities Co., Ltd......................     366,250         828,144
  Tokico, Ltd..........................................     189,000         409,171
  *Tokimec, Inc........................................     119,000         143,126
  Toko Electric Corp...................................      39,000         101,319
  Toko, Inc............................................      81,000         311,749
  Tokushima Bank, Ltd..................................      61,200         341,048
  Tokushu Paper Manufacturing Co., Ltd.................     119,000         424,606
  Tokyo Denki Komusho Co., Ltd.........................      57,000         223,950
  Tokyo Denpa Co., Ltd.................................      11,000         198,452
  Tokyo Kikai Seisakusho, Ltd..........................     132,000         467,816
  Tokyo Leasing Co., Ltd...............................      29,000         148,819
  Tokyo Nissan Auto Sales Co., Ltd.....................      63,000         105,576
  #Tokyo Rakutenchi Co., Ltd...........................      92,000         292,121
  Tokyo Rope Manufacturing Co., Ltd....................     286,000         314,171
  Tokyo Sangyo Co., Ltd................................      36,500         106,823
  Tokyo Steel Manufacturing Co., Ltd...................      77,400         261,898
  #Tokyo Tatemono Co., Ltd.............................     244,000         498,895
  *Tokyo Tekko Co., Ltd................................      67,000          68,227
  Tokyo Theatres Co., Inc., Tokyo......................     116,000         160,910
  Tokyo Tungsten Corp..................................      18,000         189,070
  Tokyotokeiba Co., Ltd................................     422,000         419,579
  *Tokyu Car Corp......................................     213,000         157,126
  Tokyu Community Corp.................................      19,000         228,520
  #*Tokyu Construction Co., Ltd........................     356,000         222,651
  *Tokyu Department Store Co., Ltd.....................     406,000         397,160
  *Tokyu Hotel Chain Co., Ltd..........................     189,000         325,821
  Tokyu Recreation Corp................................      18,000          88,040
  Tokyu Store Chain Corp...............................     175,000         474,279
  *Tokyu Tourist Corp..................................      38,000          48,751
  Toli Corp............................................     101,000         184,644
  Tomato Bank, Ltd.....................................     128,000         351,007
  Tomen Electronics Corp...............................      10,000         433,787
  Tomoe Corp...........................................      56,000         109,112
  *Tomoegawa Paper Co., Ltd............................      55,000         224,912
  Tomoku Co., Ltd......................................     185,000         382,711
  Tonami Transportation Co., Ltd.......................     173,000         344,015
  Topcon Corp..........................................      68,000         209,918
  Topre Corp...........................................      85,000         331,234
  Topy Industries, Ltd.................................     325,000         513,368
  Torigoe Co., Ltd.....................................      21,000          66,680
  Torishima Pump Manufacturing Co., Ltd., Osaka........      45,000         208,915
  Toshiba Chemical Corp................................      27,000          60,834
  Toshiba Engineering & Construction Co., Ltd..........     101,000         450,273
  *Toshiba Machine Co., Ltd............................     294,000         860,438
  Toshiba Tungaloy Co., Ltd............................     124,000         394,722
  Tosho Printing Co., Ltd..............................      94,000         186,168
  Tostem Corp..........................................      27,608         453,804
  Totenko Co., Ltd.....................................      35,000          85,875
  Totetsu Kogyo Co., Ltd...............................      53,000          91,368
  Totoku Electric Co., Ltd., Tokyo.....................      62,000         115,832

                                                            SHARES            VALUE
                                                            ------            -----
  Tottori Bank, Ltd....................................     127,000    $    367,612
  #*Towa Corp..........................................      28,000         378,076
  #*Towa Real Estate Development Co., Ltd..............     160,000          94,936
  Toyo Bussan Co., Ltd.................................      11,000          67,033
  #Toyo Chemical Co., Ltd..............................      52,000         172,617
  #Toyo Communication Equipment Co., Ltd...............      79,000         427,573
  *Toyo Construction Co., Ltd..........................     290,000         197,650
  *Toyo Electric Co., Ltd..............................      67,000          78,972
  #*Toyo Engineering Corp..............................     247,000         518,893
  #*Toyo Kanetsu KK....................................     206,000         313,834
  Toyo Kohan Co., Ltd..................................     140,000         391,771
  #Toyo Radiator Co., Ltd..............................     104,000         390,264
  Toyo Securities Co., Ltd.............................     113,000         261,852
  #*Toyo Shutter Co., Ltd..............................      77,000          79,028
  *Toyo Sugar Refining Co., Ltd........................      60,000          64,948
  Toyo Tire & Rubber Co., Ltd..........................     307,000         571,091
  Toyo Umpanki Co., Ltd................................     146,000         455,388
  Toyo Wharf & Warehouse Co., Ltd......................     118,000         155,169
  Tsubaki Nakashima Co., Ltd...........................      47,000         440,923
  Tsubakimoto Machinery & Engineering Co., Ltd.........      44,000          76,911
  *Tsudakoma Corp......................................     101,000         110,139
  #*Tsugami Corp.......................................     124,000         337,055
  *Tsukamoto Co., Ltd..................................      44,000          55,037
  Tsukishima Kikai Co., Ltd............................      60,000         398,827
  #*Tsumura & Co.......................................     124,000         492,160
  Tsurumi Manufacturing Co., Ltd.......................      42,000         197,008
  Tsutsumi Jewelry Co., Ltd............................      24,800         542,867
  Tsutsunaka Plastic Industry Co., Ltd.................      71,000         193,560
  *Tsuzuki Denki Co., Ltd..............................       5,000          15,235
  U-Shin, Ltd..........................................      38,000         160,269
  Ube Material Industries, Ltd.........................      16,000          17,576
  Uchida Yoko Co., Ltd.................................      72,000         271,337
  Ueki Corp............................................      47,000          73,110
  #Uniden Corp.........................................      76,000         333,944
  Unimat Offisco Corp..................................      27,700         277,632
  Unisia Jecs Corp.....................................     215,000         360,300
  *Unitika, Ltd........................................     699,000         543,661
  *Utoc Corp...........................................      38,000          42,657
  Wakachiku Construction Co., Ltd......................     194,000         178,887
  Wakamoto Pharmaceutical Co., Ltd.....................      48,000         166,266
  *Wakodo Co., Ltd.....................................       2,000          54,364
  Warabeya Nichiyo Co., Ltd............................       6,000          50,563
  Yahagi Construction Co., Ltd.........................      59,000         173,146
  *Yahagi Corp.........................................      40,000               0
  Yamaichi Electronics Co., Ltd........................      21,000         267,729
  Yamamura Glass Co., Ltd..............................     213,000         394,522
  *Yamatane Corp.......................................     131,000         133,400
  #Yamatane Securities Co., Ltd........................     203,000         397,160
  Yamato Corp..........................................      36,000          94,391
  *Yamato International, Inc...........................      43,000          47,580
  Yamato Kogyo Co., Ltd................................     130,000         625,423
  Yamaura Corp.........................................      19,000          49,970
  Yamazen Co., Ltd.....................................     140,000         267,168
  Yaoko Co., Ltd.......................................      29,000         318,797
  Yasuda Warehouse Co., Ltd............................      18,000          57,443
  Yellow Hat, Ltd., Tokyo..............................      44,000         332,340
  Yokogawa Bridge Corp.................................      70,400         226,358
  *Yokohama Matsuzakaya, Ltd...........................      27,000          22,299

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
  Yokohama Reito Co., Ltd..............................     111,000    $    675,529
  #Yokowo Co., Ltd.....................................      28,000         314,315
  Yomeishu Seizo Co., Ltd..............................      46,000         294,703
  Yomiuri Land Co., Ltd................................     157,000         514,876
  Yondenko Corp........................................      58,800         197,076
  Yonekyu Corp.........................................      41,500         364,369
  Yorozu Corp..........................................      26,800         109,379
  Yoshihara Oil Mill, Ltd..............................      36,000          87,463
  #Yoshimoto Kogyo Co., Ltd............................      60,000         529,685
  Yuasa Corp...........................................     260,000         506,593
  Yuasa Funashoku Co., Ltd.............................      33,000          53,714
  #*Yuasa Trading Co., Ltd.............................     174,000         209,276
  *Yuken Kogyo Co., Ltd................................      60,000          63,023
  *Yuki Gosei Kogyo Co., Ltd...........................      14,000          98,785
  Yukiguni Maitake Co., Ltd............................      12,000          79,381
  *Yuraku Real Estate Co., Ltd.........................      39,000          67,858
  Yurtec Corp..........................................     119,000         353,997
  Yushiro Chemical Industry Co., Ltd...................      10,000          58,373
  Zenchiku Co., Ltd....................................     126,000         306,121
  Zensho Co., Ltd......................................       6,000          54,604
  *Zexel Corp..........................................     214,000         350,044
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $404,735,268)..................................                 224,011,100
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
  *Japanese Yen
    (Cost $200,538)....................................                     200,065
                                                                       ------------
TOTAL -- JAPAN
  (Cost $404,935,806)..................................                $224,211,165
                                                                       ------------

                                                             FACE
                                                            AMOUNT            VALUE
                                                            ------            -----
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.0%)
 Repurchase Agreement, PNC Capital Markets Inc. 3.80%,
   07/02/01 (Collateralized by U.S. Treasury Bills
   10.375%, 11/15/09, valued at $4,691,925) to be
   repurchased at $4,623,464.
   (Cost $4,622,000)...................................    $  4,622    $  4,622,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $409,557,806)++................................                $228,833,165
                                                                       ============

--------------------------------------------------------------------------------
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $412,448,344.

                      THE PACIFIC RIM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                 JUNE 30, 2001
                                  (UNAUDITED)


                                            SHARES           VALUE
                                            ------           -----
HONG KONG -- (29.9%)
COMMON STOCKS -- (29.9%)
  ABC Communications (Holdings),
    Ltd...........................        930,000    $     46,502
  ALCO Holdings, Ltd..............        314,000          22,545
  *AWT World Transport Holdings,
    Ltd...........................        250,800             322
  *Acme Landis Holdings, Ltd......        170,000          12,642
  #Aeon Credit Service (Asia) Co.,
    Ltd...........................        200,000          70,516
  *Allied Group, Ltd..............      7,298,000         430,415
  *Allied Properties (Hong Kong),
    Ltd...........................     10,179,000         352,367
  *Anex International Holdings,
    Ltd...........................        152,000           1,695
  *Applied International Holdings,
    Ltd...........................      1,243,000          26,295
  #Arts Optical International
    Holdings, Ltd.................        164,000          33,222
  *Asia Commercial Holdings,
    Ltd...........................         72,800           4,107
  Asia Financial Holdings, Ltd....      1,976,908         375,123
  *Asia Securities International,
    Ltd...........................      2,386,600         122,396
  Asia Standard Hotel Group,
    Ltd...........................         38,000           1,267
  Asia Standard International
    Group, Ltd....................      2,870,000         132,468
  *Asia Tele-Net & Technology
    Corp., Ltd....................     10,520,000         133,529
  Associated International Hotels,
    Ltd...........................        898,000         457,656
  Beauforte Investors Corp.,
    Ltd...........................         72,000          66,465
  *Beijing Development (Hong
    Kong), Ltd....................        166,000          29,796
  *Benelux International, Ltd.....         30,000             108
  Bossini International Holdings,
    Ltd...........................        122,000          15,485
  Boto International Holdings,
    Ltd...........................      2,290,000          88,081
  #*Burwill Holdings, Ltd.........      2,059,200         248,172
  *CCT Telecom Holdings, Ltd......      1,449,700         157,988
  *CIL Holdings, Ltd..............      2,058,000           2,639
  CNPC (Hong Kong), Ltd...........      2,490,000         242,627
  *CNT Group, Ltd.................      3,078,000         118,390
  Cafe de Coral Holdings, Ltd.....      1,191,000         587,893
  *Capetronic International
    Holdings, Ltd.................        292,490         110,626
  *Capital Asia, Ltd..............         98,736           2,127
  *Cash On-Line, Ltd..............         90,073           1,755
  *Central China Enterprises,
    Ltd...........................      2,104,000          38,305
  *Century City International
    Holdings, Ltd.................        542,056           6,394
  Champion Technology Holdings,
    Ltd...........................     12,037,007         308,656
  *Cheerful Holdings, Ltd.........        900,735          24,136
  Chen Hsong Holdings, Ltd........      1,515,000         268,051
  *Cheuk Nang Technologies
    (Holdings), Ltd...............      7,500,080          41,349
  *Cheung Tai Hong Holdings,
    Ltd...........................      2,018,400          32,089
  *Cheung Wah Development Co.,
    Ltd...........................        904,000          79,973
  Chevalier (OA) International,
    Ltd...........................      1,776,251          84,262
  *Chevalier Construction
    Holdings, Ltd.................        131,203           2,944
  Chevalier International
    Holdings, Ltd.................      2,923,895         224,926
  #*China Aerospace International
    Holdings, Ltd.................      1,499,400         163,404
  *China Development Corp.,
    Ltd...........................      1,725,000          22,780
  *China Digicontent Co., Ltd.....      2,710,000           3,474
  *China Everbright International,
    Ltd...........................      1,975,000         115,214

                                            SHARES           VALUE
                                            ------           -----
  *China Everbright Technology,
    Ltd...........................      3,244,000    $    212,118
  China Foods Holdings, Ltd.......      1,544,000         346,427
  #China Hong-Kong Photo Products
    Holdings, Ltd.................      2,338,000         230,813
  *China Investments Holdings,
    Ltd...........................        175,000          10,433
  China Motor Bus Co., Ltd........        114,200       1,024,920
  China Online (Bermuda), Ltd.....     10,580,000         141,073
  China Overseas Land &
    Investment, Ltd...............      4,558,000         818,141
  *China Pharmaceutical Enterprise
    and Investment Corp., Ltd.....      2,444,000         307,081
  *China Sci-Tech Holdings,
    Ltd...........................      2,786,000          35,720
  *China Star Entertainment,
    Ltd...........................      1,676,400          40,837
  *China Strategic Holdings,
    Ltd...........................      3,760,000          43,387
  #China Travel International
    Investment, Ltd...............      2,730,000         514,524
  *China United Holdings, Ltd.....      1,639,800           2,523
  *Chinese Estates Holdings,
    Ltd...........................      1,204,000         131,211
  *Chinney Investments, Ltd.......      1,144,000          55,736
  Chow Sang Sang Holdings
    International, Ltd............      1,098,400         211,241
  Chuangs China Investments,
    Ltd...........................      1,347,000          63,899
  Chuang's Consortium
    International, Ltd............      1,858,884          65,541
  Chun Wo Holdings, Ltd...........      1,671,917          62,164
  *Chung Hwa Development Holdings,
    Ltd...........................      1,691,712           2,603
  *Cig-Wh International Holdings,
    Ltd...........................        472,000          18,155
  *Climax International Co.,
    Ltd...........................        296,000           1,860
  *Companion Building Material
    International Holdings,
    Ltd...........................      1,731,606          16,651
  *Compass Pacific Holdings,
    Ltd...........................        416,000          36,268
  Continental Holdings, Ltd.......         98,825           5,765
  Continental Mariner Investment
    Co., Ltd......................      1,629,000         233,919
  *Cosmos Machinery Enterprises,
    Ltd...........................      1,024,000          56,454
  *Crocodile Garments, Ltd........      1,539,000          38,279
  Cross Harbour Tunnel Co.,
    Ltd...........................        365,603         152,342
  *Culturecom Holdings, Ltd.......      2,161,000         141,303
  *Cybersonic Technology, Ltd.....        193,000           5,419
  *DC Finance Holdings, Ltd.......         27,000             658
  *Dah Hwa International Holdings,
    Ltd...........................      1,122,000          21,290
  Daido Group, Ltd................        223,000           2,430
  Dickson Concepts International,
    Ltd...........................        222,000          74,003
  *DigitalHongKong.com............         15,318           1,080
  *Dong-Jun Holdings, Ltd.........      2,484,000           3,185
  *Dransfield Holdings, Ltd.......        190,000           2,436
  Dynamic Holdings, Ltd...........        158,000          32,412
  *Easyknit International
    Holdings, Ltd.................        707,150          21,759
  #*Egana International Holdings,
    Ltd...........................     19,766,208         494,179
  Egana Jewelry & Pearls, Ltd.....      3,317,899          68,063
  *Ehealthcareasia, Ltd...........         66,900           1,098
  Elec & Eltek International
    Holdings, Ltd.................      3,078,790         418,419
  *Emperor (China Concept)
    Investments, Ltd..............      6,435,000          33,827
  Emperor International Holdings,
    Ltd...........................        644,369          50,395

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                            SHARES           VALUE
                                            ------           -----
  *Englong International, Ltd.....        130,000    $          0
  *Essential Enterprises Co.,
    Ltd...........................        320,000          21,334
  *Esun Holdings, Ltd.............        653,600          62,849
  *Evergo China Holdings, Ltd.....      3,720,000          51,510
  Fairwood Holdings, Ltd..........        426,000           7,319
  *Fairyoung Holdings, Ltd........      1,446,000          29,107
  Far East Consortium
    International, Ltd............      1,641,378         122,057
  *Far East Holdings
    International, Ltd............         70,000           2,782
  *Far East Hotels &
    Entertainment, Ltd............      1,853,000         130,666
  First Sign International
    Holdings, Ltd.................      1,050,000          28,944
  Fong's Industries Co., Ltd......        962,000          80,170
  *Fortuna International Holdings,
    Ltd...........................      2,727,000          19,230
  *Founder Holdings, Ltd..........        590,000         145,994
  Fountain Set Holdings, Ltd......      1,274,000         140,473
  Four Seas Frozen Food Holdings,
    Ltd...........................        347,184          21,366
  Four Seas Mercantile Holdings,
    Ltd...........................        592,000         136,622
  *Four Seas Travel International,
    Ltd...........................        600,000           2,462
  Frankie Dominion International,
    Ltd...........................        630,173          19,633
  *Fu Hui Jewelry Co. (Hong Kong),
    Ltd...........................        688,000          15,789
  *G-Prop (Holdings), Ltd.........         18,910             909
  Glorious Sun Enterprises,
    Ltd...........................        840,000         132,468
  Gold Peak Industries (Holdings),
    Ltd...........................      1,059,250         228,157
  Golden Resources Development
    International, Ltd............      1,456,500          84,967
  *Gold-Face Holdings, Ltd........      2,003,600         205,507
  Goldlion Holdings, Ltd..........      2,052,000         107,867
  *Goldtron (Bermuda) Holdings,
    Ltd...........................        747,111          36,399
  *Golik Holdings, Ltd............      1,536,500          43,733
  Grand Hotel Holdings, Ltd.
    Series A......................      1,333,000         158,942
  Grande Holdings, Ltd............        504,105         504,129
  Great Wall Electronic
    International, Ltd............      3,159,034          75,334
  *Greaterchina Technology Group,
    Ltd...........................        150,410           4,917
  Group Sense (International),
    Ltd...........................      2,062,000          75,346
  #*Guangdong Investment, Ltd.....      2,150,000         223,280
  *Guangnan Holdings, Ltd.........        762,000          20,321
  *Guangzhou Investment Co.,
    Ltd...........................      3,510,000         382,518
  HKCB Bank Holding Co., Ltd......      1,130,000         528,807
  HKR International, Ltd..........        403,260         156,400
  Hanny Holdings, Ltd.............      5,466,336          97,418
  Harbour Centre Development,
    Ltd...........................        784,000         583,002
  *Harbour Ring International
    Holdings, Ltd.................      2,636,000         152,084
  Henderson China Holdings,
    Ltd...........................        911,000         435,082
  *Heng Fung Holdings Co., Ltd....      1,050,000          12,924
  High Fashion International,
    Ltd...........................        178,000          47,355
  *Hikari Tsushin International,
    Ltd...........................      2,248,000          40,639
  *Hinet Holdings, Ltd............      2,129,057          26,751
  *Hon Kwok Land Investment Co.,
    Ltd...........................      2,290,145          86,619
  Hong Kong Ferry (Holdings) Co.,
    Ltd...........................        671,300         589,567
  *Hong Kong Parkview Group,
    Ltd...........................      1,130,000         260,782
  *Hop Hing Holdings, Ltd.........        660,265          26,243
  Hopewell Holdings, Ltd..........        420,000         263,859
  Hsin Chong Construction Group,
    Ltd...........................      1,569,658          97,605
  *Hualing Holdings, Ltd..........      1,344,000          94,774
  Hung Hing Printing Group,
    Ltd...........................        934,442         365,408

                                            SHARES           VALUE
                                            ------           -----
  IDT International, Ltd..........      4,028,486    $    335,723
  IMC Holdings, Ltd...............        604,000          81,312
  *ITC Corp., Ltd.................        466,157          38,848
  *Ideal Pacific Holdings, Ltd....        838,000          64,465
  *Imgo, Ltd......................      1,464,000         116,375
  *Innovative International
    (Holdings), Ltd...............      1,474,003          12,662
  *Interchina Holdings Co.,
    Ltd...........................      1,805,000         161,995
  *Interform Ceramics
    Technologies, Ltd.............      1,104,000          22,364
  International Bank of Asia,
    Ltd...........................      2,615,714         846,794
  International Pipe, Ltd.........      2,172,309         150,398
  *Iquorom Cybernet, Ltd..........      4,145,000          17,006
  *Island Dyeing & Printing Co.,
    Ltd...........................        444,000           9,564
  *Isteelasia.com, Ltd............        667,286          18,394
  JCG Holdings, Ltd...............      1,048,333         624,997
  Jackin International Holdings,
    Ltd...........................        210,000          13,328
  *Jinhui Holdings Co., Ltd.......        370,000          11,385
  K Wah International Holdings,
    Ltd...........................      4,126,108         232,766
  *KPI Co., Ltd...................        264,000           4,739
  *KTP Holdings, Ltd..............        180,400           9,483
  *Kader Holdings Co., Ltd........        545,600          15,389
  *Kantone Holdings, Ltd..........        371,706           9,245
  Karrie International Holdings,
    Ltd...........................         66,000           3,385
  *Keck Seng Investments (Hong
    Kong), Ltd....................        858,600          77,057
  Kee-Shing Holdings Co., Ltd.....        886,000          82,924
  King Fook Holdings, Ltd.........      1,000,000          31,284
  Kingboard Chemical Holdings,
    Ltd...........................        926,000         552,065
  Kingmaker Footwear Holdings,
    Ltd...........................        962,500         211,020
  *Kong Sun Holdings, Ltd.........        480,000          13,539
  *Kong Tai International Holdings
    Co., Ltd......................      8,300,000          81,940
  #*Kumagai Gumi Hong Kong,
    Ltd...........................        970,000         149,238
  *Kwong Sang Hong International,
    Ltd...........................      1,434,000          52,399
  Kwoon Chung Bus Holdings,
    Ltd...........................        556,000          72,711
  *Lai Sun Development Co.,
    Ltd...........................      2,970,000          74,634
  *Lai Sun Garment
    (International), Ltd..........      2,325,000          62,003
  *Lam Soon (Hong Kong), Ltd......        302,310          54,263
  *Lam Soon Food Industries,
    Ltd...........................        228,000          51,156
  *Lamex Holdings, Ltd............      3,628,800          36,290
  Le Saunda Holdings, Ltd.........        236,000          11,649
  *Leading Spirit High-Tech
    Holdings Co., Ltd.............      2,310,000           2,962
  Leefung-Asco Printers Holdings,
    Ltd...........................        144,000          29,540
  *Leung Kee Holdings, Ltd........      2,414,000          46,116
  *Lippo, Ltd.....................      1,074,760         198,427
  Liu Chong Hing Bank, Ltd........        365,000         430,533
  Liu Chong Hing Investment,
    Ltd...........................        635,200         411,271
  *Logic International Holdings,
    Ltd...........................        812,000          78,081
  *Luks Industrial Group, Ltd.....        537,963          66,904
  Lung Kee (Bermuda) Holdings,
    Ltd...........................        857,500         166,011
  *Magnificent Estates, Ltd.......      3,778,000          20,828
  *Magnum International Holdings,
    Ltd...........................        300,000           5,462
  *Mansion Holdings, Ltd..........      1,420,360          11,837
  *Mansion House Group, Ltd.......        698,200          20,589
  *Megga (S.) International
    Holdings, Ltd.................      2,270,100           2,910
  Melbourne Enterprises, Ltd......         45,500         154,591
  *Melco International
    Development, Ltd..............        180,000          21,924

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                            SHARES           VALUE
                                            ------           -----
  Midland Realty (Holding),
    Ltd...........................        496,000    $     48,330
  *Millennium Group, Ltd..........        928,000          13,802
  *Min Xin Holdings, Ltd..........        987,200         118,976
  Miramar Hotel & Investment Co.,
    Ltd...........................        203,000         145,750
  Moulin International Holdings,
    Ltd...........................      3,496,372         300,344
  *Mui Hong Kong, Ltd.............      1,845,000          25,074
  *Multi-Asia International
    Holdings, Ltd.................      2,800,500         165,165
  Nanyang Holdings, Ltd...........        137,500         100,486
  *National Electronics Holdings,
    Ltd...........................      2,156,000          45,610
  New Island Printing Holdings,
    Ltd...........................        176,000          29,786
  *New Rank City Development,
    Ltd...........................          1,664             331
  *New World Cyberbase, Ltd.......         25,220             375
  Ngai Lik Industrial Holdings,
    Ltd...........................      1,556,000         643,377
  *Nph International Holdings,
    Ltd...........................        600,400          95,453
  *Ocean Information Holdings,
    Ltd...........................        122,000           5,866
  *Onfem Holdings, Ltd............      1,922,000         120,747
  *Oriental Metals Holdings Co.,
    Ltd...........................      1,237,800          75,382
  Oriental Press Group, Ltd.......      4,080,600         601,655
  Oxford Properties & Finance,
    Ltd...........................        110,000         190,394
  *Pacific Andes International
    Holdings, Ltd.................        156,000           7,000
  *Pacific Concord Holding,
    Ltd...........................      3,284,758         282,166
  *Pacific Plywood Holdings,
    Ltd...........................     10,210,000          77,233
  *Paramount Publishing Group,
    Ltd...........................        620,000          25,437
  Paul Y. ITC Construction
    Holdings, Ltd.................        632,643          23,522
  *Peace Mark (Holdings), Ltd.....      6,758,122          45,923
  *Pearl Oriental Holdings,
    Ltd...........................      9,064,000          26,728
  Pegasus International Holdings,
    Ltd...........................        226,000          22,601
  *Perfect Treasure Holdings,
    Ltd...........................        642,000          59,264
  Perfectech International
    Holdings, Ltd.................        571,450          66,672
  Pico Far East Holdings, Ltd.....      1,190,000          76,286
  Playmate Toys Holdings, Ltd.....      1,585,000          78,238
  Pokfulam Development Co.,
    Ltd...........................        234,000          63,003
  *Poly Investments Holdings,
    Ltd...........................      2,670,000         135,218
  Prestige Properties Holdings,
    Ltd...........................        965,000          54,438
  *Prime Succession, Ltd..........        768,000          13,588
  *Prosper Evision, Ltd...........         96,000           1,994
  #*QPL International Holdings,
    Ltd...........................      1,191,000         461,916
  *Quality Healthcare Asia,
    Ltd...........................      1,338,000         102,928
  *RNA Holdings, Ltd..............         20,600             264
  Raymond Industrial, Ltd.........        605,400          56,662
  Realty Development Corp, Ltd....        475,000         141,593
  #*Regal Hotels International
    Holdings, Ltd.................      1,950,000          90,004
  *Rivera Holdings, Ltd...........      3,160,000         101,287
  Road King Infrastructure,
    Ltd...........................        449,000         194,288
  *Ryoden Development, Ltd........      1,912,000         122,570
  *S.A.S.Dragon Holdings, Ltd.....      1,696,000         123,944
  SA SA International Holdings,
    Ltd...........................      1,134,000         120,675
  Safety Godown Co., Ltd..........        408,000         177,855
  *Saint Honore Holdings, Ltd.....        128,000          13,949
  *Same Time Holdings, Ltd........        410,000           8,621
  San Miguel Brewery Hong Kong,
    Ltd...........................        930,800         259,562
  Sea Holdings, Ltd...............      1,068,000         246,473
  *Seapower International
    Holdings, Ltd.................        854,000           5,256

                                            SHARES           VALUE
                                            ------           -----
  *Seapower Resources
    International, Ltd............      2,528,000    $     38,246
  *Semi-Tech (Global) Co., Ltd....      4,273,327          14,245
  Shaw Brothers Hong Kong, Ltd....        325,000         247,928
  Shell Electric Manufacturing
    (Holdings) Co., Ltd...........      1,255,000         164,123
  #*Shenyin Wanguo (Hong Kong),
    Ltd...........................        847,500         114,092
  #*Shenzhen International
    Holdings, Ltd.................      6,187,500         356,988
  *Shougang Concord Century
    Holdings, Ltd.................      1,292,000          66,260
  *Shougang Concord Grand (Group),
    Ltd...........................      1,701,000          91,597
  *Shougang Concord International
    Enterprises Co., Ltd..........      4,166,000         216,322
  *Shougang Concord Technology
    Holdings, Ltd.................      1,647,914          92,964
  Shui On Construction &
    Materials, Ltd................        218,000         290,680
  *Shun Ho Construction
    (Holdings), Ltd...............      1,037,452          31,258
  *Shun Ho Resources Holdings,
    Ltd...........................        483,000          13,562
  *Shun Shing Holdings, Ltd.......      2,573,600         310,166
  Shun Tak Holdings, Ltd..........      3,422,000         469,450
  #Silver Grant International
    Industries, Ltd...............      2,087,000         254,198
  *Simsen Metals & Holdings,
    Ltd...........................      1,024,000           7,090
  *Sincere Co., Ltd...............        505,500          26,572
  *Singamas Container Holdings,
    Ltd...........................        320,000          15,180
  *Sino Foundations Holdings,
    Ltd...........................      1,074,000          34,425
  *Sinocan Holdings, Ltd..........        350,000           3,590
  *Skynet (International Group)
    Holdings, Ltd.................        244,240           1,534
  *Solartech International
    Holdings, Ltd.................      4,960,000          10,175
  *Sound International, Ltd.......         79,200           1,269
  South China Brokerage Co.,
    Ltd...........................      4,060,000          78,081
  South China Industries, Ltd.....      1,124,000          50,438
  *South China Strategic
    Investments, Ltd..............        857,400          75,851
  *South Sea Development Co.,
    Ltd...........................      2,603,158          27,368
  Southeast Asia Properties &
    Finance, Ltd..................        175,692          38,294
  Starlight International
    Holdings, Ltd.................      5,245,170          90,786
  *Stelux Holdings International,
    Ltd...........................      1,307,702          36,215
  Styland Holdings, Ltd...........         25,452           2,056
  Sun Hung Kai & Co., Ltd.........      3,338,600         539,338
  *Suncorp Technologies Ltd.......         23,760           1,142
  Suwa International Holdings,
    Ltd...........................      1,062,000          36,763
  *Swank International
    Manufacturing Co., Ltd........        638,000           5,971
  Symphony Holdings, Ltd..........      6,950,000          83,760
  *Tack Hsin Holdings, Ltd........        542,000         125,083
  Tai Cheung Holdings, Ltd........      1,445,000         233,434
  Tai Fook Securities Group,
    Ltd...........................         72,000          11,170
  Tai Sang Land Development,
    Ltd...........................        627,984         144,926
  *Tak Sing Alliance Holdings,
    Ltd...........................      2,909,865          95,135
  *Tak Wing Investment Holdings,
    Ltd...........................        432,800          42,727
  Tan Chong International, Ltd....        402,000          59,272
  Techtronic Industries Co.,
    Ltd...........................      1,330,000         451,880
  *Tem Fat Hing Fung (Holdings),
    Ltd...........................      5,488,000          12,665

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                            SHARES           VALUE
                                            ------           -----
  *Termbray Industries
    International (Holdings),
    Ltd...........................      2,304,900    $    138,892
  Tern Properties Co., Ltd........         61,200          10,828
  Texwinca Holdings, Ltd..........      1,074,000         409,654
  *Tian An China Investments Co.,
    Ltd...........................      4,355,750         106,107
  Tian Teck Land, Ltd.............      1,098,000         235,096
  *Trasy Gold Ex, Ltd.............          2,060              11
  *Triplenic Holdings, Ltd........      2,378,000          25,001
  Tristate Holdings, Ltd..........        138,000          35,829
  Truly International Holdings,
    Ltd...........................      1,014,000         364,017
  *Tung Fong Hung Holdings,
    Ltd...........................      1,157,745          29,390
  Tungtex (Holdings) Co., Ltd.....        788,000         136,391
  *Tysan Holdings, Ltd............      1,040,773          30,691
  *UDL Holdings, Ltd..............         23,700             201
  *USI Holdings, Ltd..............        928,999         102,433
  *United Power Investment,
    Ltd...........................      1,664,000          42,669
  *Universal Appliances, Ltd......      2,770,000          34,094
  Van Shung Chong Holdings,
    Ltd...........................        854,400         133,643
  *Vanda Systems & Communications
    Holdings, Ltd.................        644,000         123,026
  Varitronix International,
    Ltd...........................        140,000          89,748
  Vitasoy International Holdings,
    Ltd...........................        819,000         136,506
  Wah Ha Realty Co., Ltd..........        278,600          29,647
  *Wah Nam Group, Ltd.............      1,934,800           5,953
  *Wai Kee Holdings, Ltd..........      1,562,738         110,198
  Wang On Group, Ltd..............        774,000          23,618
  *Wiltec Holdings, Ltd...........        378,511          11,162
  *Winfoong International, Ltd....      1,210,000          39,560
  Wing Fai International, Ltd.....      3,380,000         130,006
  Wing On Co. International,
    Ltd...........................        565,000         220,940
  *Wing Shan International,
    Ltd...........................        896,000          48,248
  *Winsan China Investment Group,
    Ltd...........................        384,000          11,914
  *Winsor Properties Holdings,
    Ltd...........................        498,000         162,815
  *Wo Kee Hong (Holdings), Ltd....      1,944,000          21,933
  Wong's International (Holdings),
    Ltd...........................      1,012,000         392,493
  Wong's Kong King International
    (Holdings), Ltd...............      1,139,600          40,911
  World Houseware (Holdings),
    Ltd...........................        605,700          13,590
  YGM Trading, Ltd................        228,000         125,698
  Yangtzekiang Garment
    Manufacturing Co., Ltd........        405,000          75,292
  Yaohan International Caterers,
    Ltd...........................        512,000          49,233
  *Yaohan International Holdings,
    Ltd...........................        974,000               0
  Yau Lee Holdings, Ltd...........        534,000          29,440
  *Yeebo International Holdings,
    Ltd...........................         40,800           1,935
  *Yiu Wing International
    Holdings, Ltd.................      1,404,200          21,964
  *Yoshiya International Corp.,
    Ltd...........................        612,300          22,766
  *Yugang International, Ltd......     11,916,000         145,138
  *Yunnan Enterprises Holdings,
    Ltd...........................        240,000          24,617
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $73,685,904)..............                     39,906,040
                                                     ------------
RIGHTS/WARRANTS -- (0.0%)
  *Applied International Holdings,
    Ltd. Warrants 04/30/04........        248,600           1,275
  *Asia Standard Hotel Group, Ltd.
    Warrants 10/08/01.............          7,600               0
  *Asia Standard International
    Group, Ltd. Warrants
    09/30/01......................        574,000           3,680

                                            SHARES           VALUE
                                            ------           -----
  *Champion Technology Holdings,
    Ltd. Warrants 12/22/01........      2,370,949    $      9,423
  *China Travel International
    Investment, Ltd. Warrants
    06/30/03......................        546,000               0
  *Climax International Co., Ltd.
    Warrants 02/08/04.............         59,200             152
  *Companion Building Material
    International Holdings, Ltd.
    Warrants 08/13/02.............      3,463,213           4,440
  *Cosmos Machinery Enterprises,
    Ltd. Warrants 06/11/03........        204,800           3,125
  *Gold Peak Industries Holdings,
    Ltd. Warrants 02/08/02........        105,925           4,074
  *Gold-Face Holdings, Ltd.
    Warrants 09/30/01.............        182,145             537
  *Hanny Holdings, Ltd. Warrants
    04/03/02......................        728,844           2,336
  *Hikari Tsushin International
    Holdings, Ltd. Warrants
    04/27/02......................        449,600             692
  *Iquorum Cybernet, Ltd. Warrants
    04/30/04......................        829,000           1,063
  *Kong Sun Holdings, Ltd.
    Warrants 04/25/02.............         96,000           1,354
  *Luks Industrial Group, Ltd.
    Warrants 06/17/04.............        107,592           4,621
  *Mui Hong Kong, Ltd. Warrants
    06/19/05......................        369,000             946
  *QPL International Holdings,
    Ltd. Warrants 01/28/04........        238,200          18,935
  *Road King Infrastructure, Ltd.
    09/05/03......................         89,800           2,717
  *South China Information &
    Technology, Ltd. Warrants
    03/28/02......................        171,480             550
  *South China Online, Ltd.
    Warrants 04/18/02.............        812,000           4,685
  *Styland Holdings, Ltd. Warrants
    12/31/01......................          5,090             189
  *Tack Hsin Holdings, Ltd.
    Warrants 01/30/04.............        108,400          17,790
  *Tak Sing Alliance Holdings,
    Ltd. Warrants 02/28/02........        290,986           2,052
  *Yunnan Enterprises Holdings,
    Ltd. Warrants 09/30/02........         48,000             874
                                                     ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).......................                         85,510
                                                     ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Hong Kong Dollars..............                          6,794
                                                     ------------
TOTAL -- HONG KONG
  (Cost $73,692,697)..............                   $ 39,998,344
                                                     ------------

SINGAPORE -- (28.3%)
COMMON STOCKS -- (28.2%)
  *ASA Ceramic, Ltd...............        356,000          55,688
  #Acma, Ltd......................        472,600         108,945
  *Alliance Technology &
    Development, Ltd..............        156,000          11,131
  Amtek Engineering, Ltd..........        540,625         206,226

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                            SHARES           VALUE
                                            ------           -----
  Apollo Enterprises, Ltd.........        193,000    $     79,448
  Armstrong Industrial Corp.......        730,000          58,097
  *Asia Food and Properties,
    Ltd...........................      3,106,000         153,429
  Benjamin (F.J.) Holdings,
    Ltd...........................        611,000          87,192
  Bonvests Holdings, Ltd..........        825,000         212,821
  *Broadway Industrial Group,
    Ltd...........................        352,000          26,082
  Bukit Sembawang Estates, Ltd....         71,334         497,237
  *CK Tang, Ltd...................        307,000          37,913
  CWT Distribution, Ltd...........        461,500         139,315
  Causeway Investment, Ltd........        248,000          27,904
  Central Properties, Ltd.........         66,000         525,261
  Chemical Industries (Far East),
    Ltd...........................        105,910          59,293
  Chevalier Singapore Holdings,
    Ltd...........................        220,000          35,621
  Chuan Hup Holdings, Ltd.........      3,050,000         552,430
  Chuan Soon Huat Industrial
    Group, Ltd....................        614,000         138,171
  Clipsal Industries Holdings,
    Ltd...........................        125,000         185,241
  Comfort Group, Ltd..............      2,469,000         840,188
  Compact Metal Industries,
    Ltd...........................        643,000          56,467
  Cosco Investment, Ltd...........      1,222,000         147,556
  Courts Singapore, Ltd...........        495,000         143,994
  Cycle & Carriage, Ltd...........        250,000         439,090
  Dovechem Terminals Holdings,
    Ltd...........................        339,000         148,851
  #Eastern Asia Technology,
    Ltd...........................        510,000         180,548
  Econ International, Ltd.........      1,242,000         129,521
  Eltech Electronics, Ltd.........        704,000         131,376
  Eng Wah Organisation, Ltd.......        265,000          29,090
  First Capital Corp., Ltd........      1,215,000         980,296
  *Freight Links Express Holdings,
    Ltd...........................      1,648,000          72,362
  Fu Yu Manufacturing, Ltd........      1,291,000         343,662
  Fuji Offset Plates
    Manufacturing, Ltd............         33,750           5,650
  GB Holdings, Ltd................        200,000          60,375
  GK Goh Holdings, Ltd............      1,120,000         504,075
  GP Industries, Ltd..............        602,000         257,724
  *General Magnetics, Ltd.........        308,000          20,286
  #Ges International, Ltd.........        590,000         249,348
  *Goldtron, Ltd..................        473,000          11,683
  Guthrie GTS, Ltd................      1,174,400         170,815
  *HTP Holdings, Ltd..............        479,000          69,670
  Hai Sun Hup Group, Ltd..........      2,604,000         321,579
  #Haw Par Brothers International,
    Ltd...........................        565,200       1,346,342
  *Hind Hotels International,
    Ltd...........................        171,000         178,325
  Hitachi Zosen (Singapore),
    Ltd...........................        962,000         264,003
  Hong Fok Corp., Ltd.............      1,796,000         231,653
  Hotel Grand Central, Ltd........        875,280         175,349
  Hotel Plaza, Ltd................      1,189,000         313,247
  #Hotel Properties, Ltd..........      1,393,000       1,093,329
  Hotel Royal, Ltd................        144,333         106,946
  Hour Glass, Ltd.................        298,000          85,870
  Huan Hsin Holdings, Ltd.........        267,500         120,393
  Hup Seng Huat, Ltd..............        900,200          64,231
  Hwa Hong Corp., Ltd.............      2,785,000         642,004
  Hwa Tat Lee, Ltd................        455,000          64,930
  IDT Holdings, Ltd...............        398,000         321,117
  *IPC Corp., Ltd.................      1,936,000          90,321
  #Inchcape Motors, Ltd...........        491,000         466,220
  *Inno-Pacific Holdings, Ltd.....        962,500         103,015
  International Factors
    (Singapore), Ltd..............        290,000          92,319
  Intraco, Ltd....................        292,500         166,964
  Isetan (Singapore), Ltd.........         98,000         113,494

                                            SHARES           VALUE
                                            ------           -----
  Jack Chia-MPH, Ltd..............        638,000    $    236,368
  Jaya Holdings, Ltd..............      2,127,000         180,952
  Jurong Cement, Ltd..............        132,500          64,361
  Jurong Engineering, Ltd.........        112,000          93,438
  *K1 Ventures, Ltd...............      2,842,500         280,825
  Keppel Fels Energy and
    Infrastructure, Ltd...........      1,526,500         946,758
  Keppel Tatlee Finance, Ltd......        744,750         398,546
  #Keppel Telecommunications and
    Transportation, Ltd...........      1,376,000         800,549
  Khong Guan Flour Milling,
    Ltd...........................         19,000          17,728
  Kian Ann Engineering, Ltd.......        868,000         126,249
  Kian Ho Bearings, Ltd...........        277,000          25,086
  Kim Eng Holdings, Ltd...........      1,775,200         808,703
  Koh Brothers, Ltd...............      1,494,000         114,800
  *L & M Group Investments,
    Ltd...........................        451,100          51,994
  LC Development, Ltd.............      1,191,767          89,941
  Labroy Marine, Ltd..............      2,600,000         406,707
  Lee Kim Tah Holdings, Ltd.......        795,000          69,815
  Liang Huat Aluminum, Ltd........      1,477,000         105,387
  *Lim Kah Ngam, Ltd..............        350,999          27,934
  *Low Keng Huat Singapore,
    Ltd...........................        372,000          46,961
  Lum Chang Holdings, Ltd.........      1,134,030         186,728
  #Magnecomp International,
    Ltd...........................        466,000         145,789
  Marco Polo Developments, Ltd....        925,000       1,040,780
  *Metalock (Singapore), Ltd......         60,000          15,149
  Metro Holdings, Ltd.............      1,575,800         380,555
  #Natsteel Broadway, Ltd.........        546,000         779,165
  Natsteel, Ltd...................        387,000         257,016
  *Nippecraft, Ltd................      1,013,000          58,380
  *Orchard Parade Holdings,
    Ltd...........................      1,084,022         297,489
  Ossia International, Ltd........        708,000         104,921
  Overseas Union Enterprise,
    Ltd...........................        542,000       2,454,239
  Overseas Union Trust
    (Foreign).....................        163,800         368,605
  #PCI, Ltd.......................        530,000         254,535
  *Pacific Can Investment
    Holdings, Ltd.................        101,000           3,603
  Pan-United Corp., Ltd...........      1,624,000         262,949
  Pentex-Schweizer Circuits,
    Ltd...........................        916,000         115,634
  Pertama Holdings, Ltd...........        459,750          68,132
  *Pokka Corp. (Singapore),
    Ltd...........................        159,000          17,890
  Prima, Ltd......................        106,000         229,227
  Provisions Suppliers Corp.......      3,373,000         222,158
  Republic Hotels and Resorts,
    Ltd...........................        881,000         401,345
  Robinson & Co., Ltd.............        284,832         687,868
  Rotary Engineering, Ltd.........      1,231,000         182,425
  SMB United, Ltd.................      1,254,000         120,448
  SNP Corp., Ltd..................        207,495          60,360
  *SPP, Ltd.......................        454,000          21,181
  San Teh, Ltd....................        838,406         138,051
  Scotts Holdings, Ltd............      1,807,250         312,458
  Sea View Hotel, Ltd.............         66,000         266,253
  Sin Soon Huat, Ltd..............        929,000          68,836
  Sing Investments & Finance, Ltd.
    (Foreign).....................         94,500          70,021
  Singapore Finance, Ltd..........        598,000         656,440
  Singapore Reinsurance Corp.,
    Ltd...........................      1,400,850         196,063
  *Singapore Shipping Corp.,
    Ltd...........................      1,302,000         125,058
  Singapura Building Society,
    Ltd...........................        139,250         100,886
  Singatronics, Ltd...............        748,000         117,006
  Ssangyong Cement (Singapore),
    Ltd...........................        236,000         194,297

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                            SHARES           VALUE
                                            ------           -----
  Stamford Tyres Corp., Ltd.......         62,000    $     13,271
  Straits Trading Co., Ltd........      1,117,200       1,079,213
  Sunright, Ltd...................        378,000          93,362
  Superbowl Holdings, Ltd.........        490,000          48,410
  Superior Metal Printing, Ltd....        490,500          49,805
  #Tibs Holdings, Ltd.............        423,000         352,897
  Tiger Medicals, Ltd.............        224,000         223,760
  *Transmarco, Ltd................        106,500          58,454
  *Tuan Sing Holdings, Ltd........      3,362,000         276,791
  UOB-Kay Hian Holdings, Ltd......      1,352,000         452,658
  United Engineers, Ltd...........        632,666         434,058
  United Overseas Insurance,
    Ltd...........................        125,500         173,583
  #United Overseas Land, Ltd......      1,104,000       1,133,116
  *United Pulp & Paper Co.,
    Ltd...........................        354,000         118,521
  *Uraco Holdings, Ltd............      1,803,600         242,532
  *Van Der Horst, Ltd.............         18,543          75,499
  Vickers Ballas Holdings, Ltd....      1,924,000         934,570
  #*Vickers Capital, Ltd..........      2,247,338         487,224
  #WBL Corp., Ltd.................        510,000         638,217
  Wearnes International (1994),
    Ltd...........................         33,000          10,324
  #Wing Tai Holdings, Ltd.........        661,000         321,076
  Yeo Hiap Seng, Ltd..............        102,000          84,536
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $53,700,082)..............                     37,728,642
                                                     ------------
PREFERRED STOCKS -- (0.1%)
  First Capital Corp., Ltd. 7%
    (Non-Redeemable Convertible)
    (Cost $102,710)...............        172,500         123,082
                                                     ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Singapore Dollars
    (Cost $9,977).................                          9,978
                                                     ------------
TOTAL -- SINGAPORE
  (Cost $53,812,769)..............                   $ 37,861,702
                                                     ------------
AUSTRALIA -- (26.9%)
COMMON STOCKS -- (26.9%)
  *A.I. Engineering Corp., Ltd....        129,195          11,816
  A.P. Eagers, Ltd................         21,737          43,958
  ARB Corporation, Ltd............         12,738          56,633
  Abigroup, Ltd...................        129,710         133,792
  *Access1, Ltd...................        144,021           2,269
  Adelaide Bank, Ltd..............        116,153         339,358
  Adelaide Brighton, Ltd..........        572,818         195,007
  Adsteam Marine, Ltd.............        282,864         274,518
  Adtrans Group, Ltd..............         29,000          26,523
  *Agenix, Ltd....................        149,379          23,909
  *Allstate Explorations NL.......         49,087           3,118
  Amalgamated Holdings, Ltd.......        266,483         264,036
  *Amity Oil NL...................         90,907          36,953
  *An Feng Kingstream Steel,
    Ltd...........................        764,927          23,709
  *Anaconda Nickel NL.............        500,170         358,341
  *Anzoil NL......................        123,126           1,752
  *Aquarius Platinum (Australia),
    Ltd...........................         44,452         195,600
  *Ariadne Australia, Ltd.........        270,353          34,342
  *Ashanti Goldfields Co., Ltd....         16,421          46,308
  Ashanti Goldfields Co., Ltd.
    (Stapled Shares)..............         15,990          10,362
  Asia Pacific Specialty
    Chemicals, Ltd................         88,182          19,267

                                            SHARES           VALUE
                                            ------           -----
  Atkins Carlyle, Ltd.............         72,618    $     92,245
  *AuIron Energy, Ltd.............        260,290         105,805
  *Auridiam Consolidated NL.......         63,097           1,988
  *Aurora Gold, Ltd...............        226,812          16,134
  Ausdoc Group, Ltd...............        116,098          91,790
  *Ausdrill, Ltd..................        103,961           3,539
  *Aussie Online, Ltd.............        394,855           2,207
  *Austpac Resources NL...........        355,118          22,555
  Australand Holdings, Ltd........        445,600         355,471
  *Australia Net.Com, Ltd.........         36,169           2,757
  *Australian Magnesium Corp.,
    Ltd...........................         98,792         105,917
  Australian Oil & Gas Corp.,
    Ltd...........................         98,394          73,993
  Australian Pharmaceutical
    Industries, Ltd...............        287,700         361,074
  Australian Provincial Newspaper
    Holdings, Ltd.................        389,494         799,543
  *Australian Resources, Ltd......        141,446          16,530
  #Autron Corporation, Ltd........        435,818         133,088
  *Avatar Industries, Ltd.........        229,505          19,824
  Bank of Queensland, Ltd.........        130,959         440,507
  *Beach Petroleum NL.............        371,700           9,632
  *Beaconsfield Gold NL...........         89,078           9,279
  #Bendigo Bank, Ltd..............        153,019         513,466
  *Bendigo Mining NL..............        849,735          69,082
  *Beyond International, Ltd......         61,256          22,410
  *Biota Holdings, Ltd............         97,808          42,243
  *Black Range Minerals NL........        169,951           7,426
  Blackmores, Ltd.................         27,894          90,709
  *Bligh Oil & Minerals NL Issue
    00............................         88,266           6,727
  *Boulder Group NL...............         78,500           6,382
  Brandrill, Ltd..................         96,896          88,621
  *Bridgestone Australia, Ltd.....         49,000          29,877
  Bristile, Ltd...................         81,032          86,876
  *Buderim Ginger, Ltd............          7,889           1,423
  #*Burns, Philp & Co., Ltd.......        651,721         152,328
  CI Technologies Group, Ltd......        109,822         117,184
  #Caltex Australia, Ltd..........        407,700         337,666
  *Campbell Brothers Issue........         12,282          31,266
  Campbell Brothers, Ltd..........         61,413         161,640
  *Cape Range, Ltd................        516,594          68,247
  Carrington Cotton Corp., Ltd....         22,200          47,489
  Casinos Austria International,
    Ltd...........................        258,299          83,997
  Cedar Woods Properties, Ltd.....         50,913          12,547
  *Centamin Egypt, Ltd............        261,882          22,621
  #*Centaur Mining & Exploration,
    Ltd...........................         62,058          15,136
  Central Equity, Ltd.............        123,243         125,242
  Central Norseman Gold Corp.,
    Ltd...........................        409,800          70,796
  Centro Properties, Ltd..........        272,696         403,626
  *Charter Pacific Corp., Ltd.....         72,823          34,412
  *Circadian Technologies, Ltd....         40,370          57,435
  *Cityview Energy Corp., Ltd.....         52,581          10,152
  *Clifford Corp., Ltd............        161,750               0
  *Climax Mining, Ltd.............        163,017           5,301
  Clough, Ltd.....................        418,459         194,976
  Coates Hire, Ltd................        258,842         110,477
  Comet Resources NL..............         83,600           2,761
  Consolidated Manufacturing
    Industries, Ltd...............         32,784          19,157
  *Consolidated Minerals, Ltd.....        123,800          29,565
  Consolidated Paper Industries,
    Ltd...........................         68,585          40,773
  Consolidated Rutile, Ltd........        333,372         188,023

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                            SHARES           VALUE
                                            ------           -----
  *Coplex Resources NL............        231,400    $     10,582
  Corporate Express Australia,
    Ltd...........................        176,355         409,509
  *Corporate Express Australia,
    Ltd. Issue 01.................        176,355         409,509
  Coventry Group, Ltd.............         63,616         121,215
  Crane (G.E) Holdings, Ltd.......         96,826         351,769
  *Croesus Mining NL..............         97,100          15,295
  *Cudgen RZ, Ltd.................         36,650           3,538
  *DC International, Ltd..........        299,350           3,955
  *DJL, Ltd.......................        277,900           1,412
  *Dalrymple Resources NL.........         62,885          19,811
  Danks Holdings, Ltd.............         10,425          39,198
  *Davnet, Ltd....................        402,200          26,567
  Delfin Property Group, Ltd......         26,361         101,261
  *Delta Gold NL..................        442,483         359,729
  *Denehurst, Ltd.................         95,000           3,524
  *Devine, Ltd....................         44,183           4,714
  *Diamin Resources NL............        212,131          12,395
  *Dominion Mining, Ltd...........        168,015          28,172
  Downer Group, Ltd...............        358,879         100,293
  *Durban Roodepoort Deep, Ltd....         18,619          19,867
  *Easycall Communications
    (Philippines), Ltd............        177,300           5,766
  #*Ecorp, Ltd....................        254,988          79,033
  *Emporer Mines, Ltd.............        120,600          22,060
  Energy Developments, Ltd........        162,332         727,499
  *Energy Equity Corp., Ltd.......        325,630          16,546
  Energy Resources of Australia,
    Ltd. Series A.................        231,589         241,230
  *Environmental Solutions
    International, Ltd............         67,364          21,564
  Equigold NL.....................         99,000          26,158
  Fleetwood Corp., Ltd............         41,130          26,332
  Foodland Associates, Ltd........        114,415         640,829
  *Forest Place Group, Ltd........         85,192          15,583
  *Formulab Neuronetics Corp.,
    Ltd...........................          1,061             992
  Forrester Parker Group, Ltd.....        142,602          60,140
  Freedom Furniture, Ltd..........        123,400          76,495
  Futuris Corp., Ltd..............        638,000         868,790
  GRD NL..........................        142,500          95,576
  GUD Holdings, Ltd...............         83,979          74,247
  GWA International, Ltd..........        415,102         495,658
  Gazal Corp., Ltd................         71,177          82,458
  *Geo2, Ltd......................        164,199           5,006
  George Weston Foods, Ltd........         77,119         199,844
  *Golden West Refining Corp.,
    Ltd...........................         17,330           3,170
  Goldfields, Ltd.................        477,502         429,931
  *Goldstream Mining NL...........         90,901          24,018
  Gowing Bros., Ltd...............         53,011          56,565
  *Gradipore, Ltd.................         21,628          37,034
  Graincorp, Ltd. Series A........         36,600         210,145
  Grand Hotel Group...............        347,700         178,437
  *Greenfields Energy Corp.,
    Ltd...........................        193,687           9,153
  Green's Foods, Ltd..............         66,082           8,058
  Gunns, Ltd......................         83,239         175,523
  *Gutnick Resources NL...........        146,152           3,713
  *Gympie Gold, Ltd...............        205,364          82,435
  HIH Insurance, Ltd..............        791,605          70,389
  *Hamilton Island, Ltd...........         52,600          61,471
  Hancock and Gore, Ltd...........         52,973          29,877
  Haoma Mining NL.................         98,816           6,025

                                            SHARES           VALUE
                                            ------           -----
  *Hardman Resources NL...........        314,890    $    151,999
  *Hardman Resources NL Issue
    01............................         22,492           2,857
  Harris Scarfe Holdings, Ltd.....        107,660          40,480
  Hartley Poynton, Ltd............         84,981          59,588
  Healthscope, Ltd................         58,987          49,454
  *Helix Resources NL.............         25,000           6,351
  Henry Walker Group, Ltd.........        287,948         140,457
  *Herald Resources, Ltd..........         69,910          17,761
  Hills Industries, Ltd...........        223,530         307,797
  #Hills Motorway Group Hly.......        279,349         737,807
  Housewares International,
    Ltd...........................         87,100          36,290
  Iluka Resources, Ltd............        293,919         736,414
  *Industrial & Commercial
    Electronic Industries, Ltd....         54,361           1,795
  Institute of Drug Technology
    Australia, Ltd................         44,372         112,730
  *Intellect Holdings, Ltd........         75,070          44,247
  *Investika, Ltd.................         95,388           1,406
  Ipoh, Ltd.......................        179,956         131,670
  Iron Carbide Australia, Ltd.....         92,740          59,374
  *Ixla, Ltd......................         89,921           3,609
  *Jingellic Minerals NL..........          4,329               0
  *Johnson's Well Mining NL.......        200,000           9,248
  Jones (David), Ltd..............        593,400         337,695
  Joyce Corp., Ltd................         13,049           4,310
  *Jubilee Gold Mines NL..........        133,974         108,237
  Jupiters, Ltd...................        208,795         451,206
  Just Jeans Holdings, Ltd........         94,342          63,755
  KTS Corp., Ltd..................         43,000          46,975
  *Keycorp, Ltd...................         67,609          79,355
  Kidston Gold Mines, Ltd.........        246,300          18,772
  King Island (The) Co., Ltd......         22,000          19,562
  *Kingsgate Consolidated NL......         71,492          32,330
  *Kresta Holdings, Ltd...........         56,700           1,239
  Lemarne Corp., Ltd..............         20,790          11,409
  *Lynas Gold NL..................         44,401           3,497
  *MacMahon Holdings, Ltd.........        192,179          10,253
  Magellan Petroleum Australia,
    Ltd...........................         32,760          34,290
  Maryborough Sugar Factory,
    Ltd...........................            600           1,646
  *Maxi-Cube, Ltd.................        128,356           9,457
  #Mayne Nickless, Ltd............         55,817         182,930
  McConnell Dowell Corp., Ltd.....         62,776          51,993
  McGuigan (Brian) Wines, Ltd.....         51,441          92,789
  McPherson's, Ltd................         61,500          34,374
  *Media Entertainment Group,
    Ltd...........................        150,814           8,429
  *Micromedical Industries,
    Ltd...........................        150,461          68,806
  *Mikoh Corp., Ltd...............         39,999           1,524
  *Mineral Deposits, Ltd..........         49,458           6,283
  *Mobile Computing Corp..........         75,400         157,078
  Mobile Innovations, Ltd.........         84,600           6,878
  Monadelphous Group, Ltd.........         18,988          19,393
  *Mosaic Oil NL..................        345,724          28,985
  *Murchison United NL............         71,536          49,070
  'Murrin Murrin Investments, Ltd.
    Promissory Notes 06/30/99.....         40,918           8,108
  Namoi Cotton Cooperative,
    Ltd...........................        135,353          21,320
  National Can Industries, Ltd....         97,017          41,901
  National Foods, Ltd.............        452,774         518,095
  *Nautronix, Ltd.................         74,694          18,976
  #*New Tel, Ltd..................        118,238          20,727
  Newcrest Mining, Ltd............        129,349         295,034

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                            SHARES           VALUE
                                            ------           -----
  Normandy Mt. Leyshon, Ltd.......        133,376    $     31,174
  *Normans Wine, Ltd..............         35,848           2,095
  North Flinders Mines, Ltd.......         99,807         339,778
  *Novogen, Ltd...................        105,184         118,114
  *Novus Petroleum, Ltd...........        245,359         231,387
  #OPSM Protector, Ltd............        257,306         352,737
  Oil Company of Australia,
    Ltd...........................         51,800          53,956
  *Online Advantage, Ltd..........          2,475              63
  *Orbital Engine Corp., Ltd......        537,358         199,318
  *Oriel Communications, Ltd......         27,653             562
  *Oropa, Ltd.....................        333,580           4,237
  Oroton International, Ltd.......         38,427          63,457
  PMP Communications, Ltd.........        381,871          87,897
  Pacific BBA, Ltd................        279,219         503,513
  Pacific Hydro, Ltd..............        149,131         313,710
  *Pan Pacific Petroleum NL.......        327,800          16,656
  *Pan Palladium, Ltd.............          3,925             758
  Paperlinx, Ltd..................        215,513         444,589
  *Pasminco, Ltd..................      1,000,857         155,107
  *Payce Consolidated, Ltd........         18,000           5,945
  Penfold (W.C.), Ltd.............         14,100          10,782
  *Peptide Technology, Ltd........        176,600         232,407
  *Perilya Mines NL...............        263,500          45,522
  Permanent Trustee Co., Ltd......         20,052          76,415
  Perpetual Trustees Australia,
    Ltd...........................         47,694         991,506
  Petaluma, Ltd...................         32,470          85,792
  Peter Lehmann Wines, Ltd........         35,586          46,289
  *Petsec Energy, Ltd.............         97,992           7,967
  *Pima Mining NL.................        214,601          29,441
  Plaspak Group, Ltd..............         83,071          29,124
  *Pocketmail Group, Ltd..........         10,933             222
  *Polartechnics, Ltd.............         37,205          42,535
  *Port Douglas Reef Resorts,
    Ltd...........................        251,655          13,426
  Portman Mining, Ltd.............        241,600         182,912
  *Precious Metals Australia,
    Ltd...........................        106,059           1,024
  *Preston Resources NL...........         64,000           8,780
  Prime Television, Ltd...........        172,440         166,476
  *Progen Industries, Ltd.........         24,788          19,422
  *Prophecy International
    Holdings, Ltd.................         51,900           8,834
  *Psiron, Ltd....................         40,381           3,488
  *Quantum Resources, Ltd.........        115,007             877
  Queensland Cotton Holdings,
    Ltd...........................         39,866          66,846
  *Quiktrak Networks, Ltd.........        396,495          10,275
  Raptis Group, Ltd...............         12,000             854
  Rebel Sport, Ltd................         77,898          32,852
  *Redfire Resources NL...........         27,900           1,914
  Reece Australia, Ltd............         32,100         326,208
  *Reinsurance Australia Corp.,
    Ltd...........................        399,993          12,398
  *Renewable Energy Corp., Ltd....        104,360         119,840
  *Resolute, Ltd..................        324,045          15,313
  Ridley Corp., Ltd...............        577,630         202,516
  Rock Building Society, Ltd......         11,373          16,469
  Rural Press, Ltd................        211,201         482,912
  SPC, Ltd........................         91,854          31,270
  Sabre Group, Ltd................         40,702          35,985
  Schaffer Corp., Ltd.............         16,698          34,786
  Scientific Services, Ltd........        122,237          27,018
  Select Harvests, Ltd............         41,257          35,218
  *Shield Telecommunications,
    Ltd...........................        286,300           3,928
  Simeon Wines, Ltd...............        203,870         268,295
  #Simsmetal, Ltd.................        163,152         475,843

                                            SHARES           VALUE
                                            ------           -----
  Singleton Group, Ltd............        134,020    $    272,389
  *Sino Securities International,
    Ltd...........................          8,118           1,031
  Skilled Engineering, Ltd........        127,146          51,684
  *Smarttrans Holdings, Ltd.......        222,685           3,960
  Snack Foods, Ltd................        137,218          80,878
  *Solution 6 Holdings, Ltd.......        167,494          87,659
  Sonic Healthcare, Ltd...........         83,000         333,591
  Sons of Gwalia, Ltd.............        231,351       1,066,199
  Southern Cross Broadcasting
    (Australia), Ltd..............         46,080         285,648
  *Southern Pacific Petroleum
    NL............................        370,840         154,511
  *Southern Star Group, Ltd.......        154,982          29,137
  *Spectrum Network Systems, Ltd.
    Series B......................        616,446          98,352
  *Sphere Investments, Ltd........         27,480             922
  Spotless Group, Ltd.............        438,502       1,659,921
  *St. Barbara Mines, Ltd.........        375,500          31,481
  *Star Games, Ltd................         90,810          53,063
  *Straits Resources, Ltd.........         56,534          14,650
  *Strategic Minerals Corp. NL....         13,100             200
  *Striker Resources NL...........        316,300          14,625
  Structural Systems, Ltd.........         26,367          10,182
  Sunland Group, Ltd..............         75,095          12,973
  *Surfboard, Ltd.................         57,506           2,776
  Sydney Aquarium, Ltd............         24,135          41,573
  *Takoradi, Ltd..................        993,152           3,028
  *Tandou, Ltd....................          3,100           1,890
  *Tap Oil, Ltd...................        193,100         134,420
  Tassal, Ltd.....................         96,243          33,743
  *Techniche, Ltd.................         43,482           7,733
  Telecasters Australia, Ltd......         30,643         189,955
  Television & Media Services,
    Ltd...........................        184,398          59,028
  Tempo Service, Ltd..............         98,174         112,736
  Ten Network Holdings, Ltd.......        110,000         103,401
  Thakral Holdings Group..........      1,173,843         369,795
  *Third Rail, Ltd................        151,200           2,612
  Ticor, Ltd......................        347,850         203,259
  Timbercorp, Ltd.................        239,345         111,885
  *Titan Resources NL.............         50,000           6,097
  #Toll Holdings, Ltd.............         94,960         941,315
  *Tooth & Co., Ltd...............        153,000          13,605
  Tourism Assets Holdings, Ltd....        394,364         146,278
  *Triako Resources, Ltd..........          5,400           1,783
  Troy Resources NL...............         22,548           7,791
  *Union Capital, Ltd.............        395,200           7,831
  United Construction Group,
    Ltd...........................         81,554          88,679
  Utility Services Corp., Ltd.....        116,121          37,172
  *Valdera Resources, Ltd.........          5,530               0
  *VeCommerce, Ltd................         13,680          19,810
  *Victoria Petroleum NL..........        347,973          10,255
  Villa World, Ltd................        134,700          39,012
  Village Roadshow, Ltd...........        356,394         291,552
  Vision Systems, Ltd.............        180,132         327,118
  *Voicenet (Australia), Ltd......        112,661           6,583
  *Vos Industries, Ltd............        102,161           2,024
  Waterco, Ltd....................         22,304          20,853
  Watpac, Ltd.....................        122,796          15,911
  Wattyl, Ltd.....................        150,314         111,509
  *Wealth Point, Ltd..............         30,700           7,410
  *Webster, Ltd...................         33,551           6,819
  *Westel Group, Ltd..............        164,855          11,224

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                            SHARES           VALUE
                                            ------           -----
  *Western Metals, Ltd............        385,787    $     24,503
  White (Joe) Maltings, Ltd.......         14,067          22,158
  Wide Bay Capricorn Building
    Society, Ltd..................         26,958          53,695
  *Williams (R.M.) Holdings,
    Ltd...........................         24,075          12,355
  *Yates, Ltd.....................         60,281           5,054
  *Zimbabwe Platinum Mines,
    Ltd...........................         74,620          34,882
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $50,925,902)..............                     35,844,790
                                                     ------------
PREFERRED STOCKS -- (0.0%)
  Village Roadshow, Ltd. 2% Class
    A
    (Cost $42,053)................         32,553          22,330
                                                     ------------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
  *A.P. Eagers, Ltd. Options
    01/31/03......................          2,204             123
  *Access1 Options 11/30/02.......         13,092              33
  *Advanced Engine Components,
    Ltd. Options 12/31/02.........         11,369             150
  *AuIron Energy, Ltd. Rights
    07/09/01......................         65,072               0
  *Axon Instruments, Inc. Options
    Open Pay Date.................         16,148               0
  *Beaconsfield Gold NL Options
    03/15/02......................          8,908              45
  *Bligh Oil & Minerals NL Options
    02/15/02......................         29,422             673
  *Burns, Philip & Co., Ltd.
    Rights 07/20/01...............         93,103           8,752
  *Helix Resources NL Options
    10/31/02......................          8,333             279
  *Mosaic Oil NL Options
    06/30/02......................         31,429             639
  *Pima Mining NL Rights
    07/13/01......................         21,460               0
  *Ridley Corp., Ltd. Options
    04/30/02......................         57,485           3,943
  *Surfboard, Ltd. Options
    12/31/01......................         28,753              15
                                                     ------------
TOTAL RIGHTS/WARRANTS/ OPTIONS
  (Cost $3,785)...................                         14,652
                                                     ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Australian Dollar..............                          1,447
                                                     ------------
TOTAL -- AUSTRALIA
  (Cost $50,973,195)..............                   $ 35,883,219
                                                     ------------
NEW ZEALAND -- (11.8%)
COMMON STOCKS -- (11.7%)
  *AFFCO Holdings, Ltd............        503,188          70,774
  #*Advantage Group, Ltd..........        101,600          21,231
  Baycorp Holdings, Ltd...........        200,614       1,015,796
  Bendon Group, Ltd...............         77,120          60,743
  CDL Hotels NZ, Ltd..............        657,244          51,503
  CDL Investments NZ, Ltd.........        262,935          19,125
  Cavalier Corp., Ltd.............         88,507         193,843
  Colonial Motor Co., Ltd.........         47,895          53,892
  *Cue Energy Resources NL........        452,354          13,634
  DB Group, Ltd...................        132,089         281,331
  Ebos Group, Ltd.................         57,108          59,669
  *Evergreen Forests, Ltd.........        323,301          68,859
  #Fisher & Paykel Industries,
    Ltd...........................        307,890       1,459,998
  *Force Corp., Ltd...............        380,914          30,615
  Hallenstein Glassons Holdings,
    Ltd...........................        142,638         154,765

                                            SHARES           VALUE
                                            ------           -----
  Hellaby Holdings, Ltd...........        118,179    $     98,782
  Horizon Energy Distribution,
    Ltd...........................          8,084          36,547
  #Independent Newspapers, Ltd.
    (Auckland)....................      1,014,000       1,568,821
  *Kingsgate International Corp.,
    Ltd...........................        479,679          25,252
  *Met Lifecare, Ltd..............        202,860         105,163
  Michael Hill International,
    Ltd...........................         90,546         138,270
  Montana Group (NZ), Ltd.........        503,564       1,021,929
  #Natural Gas Corp. Holdings,
    Ltd...........................      1,859,760         657,680
  *New Zealand Oil & Gas, Ltd.....        402,731          64,737
  New Zealand Refining Co.,
    Ltd...........................         62,819         426,631
  Northland Port Corp. (New
    Zealand), Ltd.................        108,571          85,079
  Nufarm, Ltd.....................        391,902         582,712
  Nuplex Industries, Ltd..........        194,410         265,627
  *Otter Gold Mines, Ltd..........         89,321           5,205
  Owens Group, Ltd................        138,522          49,543
  *Pacific Retail Group, Ltd......        123,160          74,240
  Port of Tauranga, Ltd...........        200,316         539,343
  Ports of Auckland...............        347,158         795,201
  Reid Farmers, Ltd...............        146,734          76,067
  Restaurant Brand New Zealand,
    Ltd...........................        237,245         146,823
  *Richina Pacific, Ltd...........        137,322          41,388
  Sanford, Ltd....................        250,512         684,561
  Scott Technology, Ltd...........         48,074          26,081
  *Seafresh Fisheries.............         80,520           1,650
  *Shotover Jet, Ltd..............        106,500          18,403
  Sky City, Ltd...................        273,558       1,198,259
  South Port New Zealand, Ltd.....         30,744          14,949
  Steel & Tube Holdings, Ltd......        151,610         114,541
  *Summit Gold, Ltd...............        107,419           3,971
  Tasman Agriculture, Ltd.........        261,760         170,409
  Taylors Group, Ltd..............         29,646          14,892
  Tourism Holdings, Ltd...........        222,252         129,506
  *Trans Tasman Properties,
    Ltd...........................        891,408          68,062
  Tranz Rail Holdings, Ltd........        316,409         483,178
  Trustpower, Ltd.................        458,529         672,565
  Warehouse Group, Ltd............        503,486       1,102,703
  #Waste Management NZ, Ltd.......        254,272         378,072
  Williams & Kettle, Ltd..........         38,372          54,433
  Wrightson, Ltd..................        317,720         121,333
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $18,367,373)..............                     15,618,386
                                                     ------------

BONDS -- (0.1%)
                                          FACE
                                        AMOUNT@
                                        -------
                                         (000)
Capital Properties New Zealand,
  Ltd. Notes
    8.500%, 04/15/05
       (Cost $210,193)............            201          81,597
                                                     ------------
TOTAL -- NEW ZEALAND
  (Cost $18,577,566)..............                   $ 15,699,983
                                                     ------------
                                         SHARES
                                         ------
MALAYSIA -- (0.3%)
COMMON STOCKS -- (0.3%)
  *Abrar Corp. Berhad.............         40,000           6,158
  *Aokam Perdana Berhad...........          7,100           1,682
  *Apl Industries Berhad..........          4,100             550

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

  *Autoways Holdings Berhad.......         10,000    $      3,395
                                         SHARES              VALUE
                                         ------              -----
  *Instangreen Corp. Berhad.......         15,000           3,789
  *Kuala Lumpur Industries
    Holdings Berhad...............        138,000          17,976
  *MBF Holdings Berhad............      2,228,250         120,208
  *Perdana Industrial Holdings
    Berhad........................         46,000           3,753
  *Promet Berhad..................      1,143,000          87,229
  *RNC Corp. Berhad...............         33,000           3,560
  *Rahman Hydraulic Tin Berhad....        111,000          19,425
  *Rekapacific Berhad.............        473,000          57,258
  *SCK Group Berhad...............         22,000               0
  *Saship Holdings Berhad.........        223,520          52,351
  *Tai Wah Garments Manufacturing
    Berhad (Foreign)..............         60,000           6,947
  *Wing Tiek Holdings Berhad......         95,800          22,439
                                                     ------------
TOTAL -- MALAYSIA
  (Cost $2,896,067)...............                   $    406,720
                                                     ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
  *DF China Technology, Inc.......            950             295
  *Exergy, Inc....................          7,260               0
                                                     ------------
TOTAL -- UNITED STATES
  (Cost $4,302)...................                   $        295
                                                     ------------

TEMPORARY CASH INVESTMENTS --
  (2.8%)
                                          FACE
                                         AMOUNT              VALUE
                                         ------              -----
                                         (000)
  Repurchase Agreement, PNC
    Capital Markets Inc. 3.80%,
    07/02/01 (Collateralized by
    U.S. Treasury Bills 10.375%,
    11/15/09, valued at
    $3,797,719) to be repurchased
    at $3,742,185.
    (Cost $3,741,000).............    $     3,741    $  3,741,000
                                                     ------------
TOTAL INVESTMENTS - (100.0%)
  (Cost $203,697,596)++...........                   $133,591,263
                                                     ============

----------------------------------------------------------------
  @  Denominated in local currency or the Euro.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $204,275,948.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                 JUNE 30, 2001
                                  (UNAUDITED)


                                                            SHARES            VALUE
                                                            ------            -----
UNITED KINGDOM -- (98.3%)
COMMON STOCKS -- (97.6%)
 600 Group P.L.C.......................................      100,910   $   105,021
 AEA Technology P.L.C..................................       35,705       152,656
 AIM Group P.L.C.......................................       32,063        84,551
 AIT Group P.L.C.......................................        6,891        69,343
 API Group P.L.C.......................................       51,500        85,105
 ASDA Property Holdings P.L.C..........................       94,000       308,032
 *ASW Holdings P.L.C...................................      949,314        83,445
 Abacus Polar P.L.C....................................       75,000       239,969
 Abbeycrest P.L.C......................................       42,590        53,909
 Abbot Group P.L.C.....................................       92,595       238,315
 Acal P.L.C............................................       13,671       103,345
 *Acatos & Hutcheson P.L.C.............................       79,000        66,108
 *Action Computer Supplies Holdings, Ltd...............       88,000        38,367
 Adam & Harvey Group P.L.C.............................       10,500        18,238
 *Advanced Medical Solutions P.L.C.....................       24,258         5,032
 Advanced Power Components, Ltd........................        7,871         8,967
 *African Lakes Corp. P.L.C............................        7,760         1,746
 Airflow Streamlines P.L.C.............................       20,500        23,353
 Airsprung Furniture Group P.L.C.......................       58,000        75,454
 Alba P.L.C............................................      105,025       483,744
 *Alexanders Holdings P.L.C............................       71,000        16,226
 Alexandra Workwear P.L.C..............................       86,243       143,732
 Alexon Group P.L.C....................................      106,500       211,942
 Allders P.L.C.........................................       16,000        38,142
 Allen P.L.C...........................................       25,000        91,065
 Alpha Airports Group P.L.C............................      331,241       305,139
 Alphameric P.L.C......................................       72,688        83,317
 Alumasc Group P.L.C...................................      100,245       162,133
 Alvis P.L.C...........................................      150,000       293,236
 *Amberley Group P.L.C.................................      200,000        64,695
 Amey P.L.C............................................       37,185       177,811
 Amstrad P.L.C.........................................      149,652       105,236
 *Andrew Sykes Group P.L.C.............................      203,650       240,589
 *Anglesey Mining P.L.C................................       55,000         2,127
 Anglo Eastern Plantations P.L.C.......................       57,166        23,718
 Anite Group P.L.C.....................................      250,000       451,809
 Applied Optical Technologies P.L.C....................       21,300        29,208
 *Aquarius Group P.L.C.................................        8,000         5,963
 *Arena Leisure P.L.C..................................       97,408       107,542
 Armitage Brothers P.L.C...............................        4,000         7,173
 Armour Trust P.L.C....................................      198,500        46,761
 Ashtenne Holdings P.L.C...............................       50,000       165,253
 Aukett Associates P.L.C...............................      146,304        18,004
 Austin Reed Group P.L.C...............................       68,999       125,183
 Avesco P.L.C..........................................       29,998       400,800
 Avon Rubber P.L.C.....................................       60,364       130,741
 *Axis-Shield P.L.C....................................       18,284        80,359
 *Azlan Group P.L.C....................................      185,000       305,718
 BNB Resources P.L.C...................................       49,000        37,903
 BPP Holdings P.L.C....................................       53,250       337,760
 *BS P.L.C.............................................        7,000        15,161
 BSS Group P.L.C.......................................       47,905       210,544
 Babcock International Group P.L.C.....................      310,464       441,006
 Baggeridge Brick P.L.C................................       98,000       141,274

                                                            SHARES            VALUE
                                                            ------            -----
 Bailey (Ben) Construction P.L.C.......................       26,000   $    20,295
 *Bailey (C.H.) P.L.C..................................      109,500        11,550
 *Bailey (C.H.) P.L.C. Class B.........................       10,000         2,813
 Barlows P.L.C.........................................       50,000        49,576
 Barr (A.G.) P.L.C.....................................       43,000       302,076
 Baynes (Charles) P.L.C................................      341,378       319,278
 Beattie (James) P.L.C.................................      132,247       345,018
 Bellway P.L.C.........................................       93,000       492,447
 Bemrose Corp. P.L.C...................................       50,375       144,176
 Benchmark Group P.L.C.................................       26,892       105,521
 Bentalls P.L.C........................................       91,617       222,268
 Bespak P.L.C..........................................       55,918       462,031
 Bett Brothers P.L.C...................................       33,108       115,943
 *Biocompatibles International P.L.C...................       31,250       120,863
 *Biotrace International P.L.C.........................       50,000        36,918
 Birse Group P.L.C.....................................      421,901        56,370
 *Bizspace P.L.C.......................................        8,695         3,241
 Black Arrow Group P.L.C...............................       56,500        63,172
 Blacks Leisure Group P.L.C............................       60,959       145,747
 *Blagden Industries P.L.C.............................      131,092        20,281
 Blick P.L.C...........................................       68,555       198,618
 Bloomsbury Publishing P.L.C...........................        5,307        63,442
 Body Shop International P.L.C.........................      194,000       257,837
 Boosey & Hawkes P.L.C.................................       35,500        87,373
 Boot (Henry) & Sons P.L.C.............................       47,000       166,906
 *Bradstock Group P.L.C................................      130,000        17,826
 Brake Brothers P.L.C..................................       15,600       160,710
 Brammer (H.) P.L.C....................................       86,623       537,259
 Brewin Dolphin Holdings P.L.C.........................       27,309        44,553
 Bristol Water Holdings P.L.C..........................       12,000       178,895
 Britax International P.L.C............................      120,297       226,710
 *British Biotech P.L.C................................      198,000        57,086
 British Polythene Industries P.L.C....................       56,740       177,554
 Britt Allcroft Co. P.L.C..............................       25,000       204,808
 Brockhampton Holdings P.L.C...........................       12,000        42,614
 Brockhampton Holdings P.L.C. Series A Non-Voting......       48,000        67,845
 Brown & Jackson P.L.C.................................      296,819       166,980
 *Brunel Holding P.L.C.................................       11,935         6,034
 Budgens P.L.C.........................................      306,137       389,652
 Bulgin (A.F.) & Co. P.L.C.............................       36,000         8,860
 Bullough P.L.C........................................      256,000       133,215
 Bulmer (H.P.) Holdings P.L.C..........................       60,500       361,623
 *Burn Stewart Distillers P.L.C........................      142,500        60,124
 *Burnden Leisure P.L.C................................       33,000         3,945
 Burndene Investments P.L.C............................      175,001        71,376
 Burtonwood Brewery P.L.C..............................       38,000       115,438
 Business Post Group P.L.C.............................       25,000        69,090
 *CLS Holdings P.L.C...................................      102,907       334,325
 *CML Microsystems P.L.C...............................        3,361        28,244
 Cadcentre Group P.L.C.................................       10,000        70,883
 Caffyns P.L.C.........................................        6,000        29,957
 *Cairn Energy P.L.C...................................       60,206       290,433
 *Calluna P.L.C........................................       77,140         9,222
 Camellia P.L.C........................................        2,950       122,393
 Cammell Laird Group P.L.C.............................      256,158        21,616
 Cannons Group P.L.C...................................      188,000       405,862

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 Cape P.L.C............................................      119,518   $    33,618
 *Capital Bars P.L.C...................................       70,000        18,705
 *Carbo P.L.C..........................................      240,557        21,991
 Carclo Engineering Group P.L.C........................      100,463       163,192
 Care UK P.L.C.........................................       29,000       105,228
 *Carlisle Holdings, Ltd...............................        8,709        39,501
 Carpetright P.L.C.....................................       95,000       784,953
 Carr's Milling Industries P.L.C.......................       19,000        27,657
 Castings P.L.C........................................       79,000       158,327
 *Cedar Group P.L.C....................................        9,852        31,661
 *Cenes Pharmaceuticals P.L.C..........................       48,612        27,689
 Chamberlin & Hill P.L.C...............................       18,000        47,466
 Chapelthorpe P.L.C....................................      508,590        87,623
 Charles Taylor Group P.L.C............................        6,000        36,707
 Charter P.L.C.........................................      113,744       363,933
 Chemring Group P.L.C..................................       49,000       231,896
 Chime Communications P.L.C............................       25,038        51,060
 Chloride Group P.L.C..................................      485,500       699,882
 Christie Group P.L.C..................................       53,263        39,328
 Chrysalis Group P.L.C.................................      268,082       818,162
 Churchill China P.L.C.................................       30,000        79,532
 City Centre Restaurants P.L.C.........................      433,500       323,130
 Clarkson (Horace) P.L.C...............................       44,733       155,710
 *Clinical Computing P.L.C.............................       40,000        18,846
 Clinton Cards P.L.C...................................      124,460       263,438
 *Clubhaus P.L.C.......................................       31,694        16,716
 Clydeport P.L.C.......................................       12,500        57,135
 Colefax & Fowler Group P.L.C..........................       60,000        72,149
 *Communisis P.L.C.....................................      237,134       536,947
 Compel Group P.L.C....................................        5,000         6,505
 Coral Products P.L.C..................................       50,000        32,347
 *Corporate Services Group P.L.C.......................       82,200        57,803
 Cosalt P.L.C..........................................       30,700       100,386
 Countryside Property P.L.C............................      138,259       341,258
 Countrywide Assured Group P.L.C.......................      120,977       188,859
 Courts P.L.C..........................................      110,722       446,139
 Cox Insurance Holdings P.L.C..........................       20,000        60,194
 *Cradley Group Holdings P.L.C.........................       80,000        18,002
 Crest Nicholson P.L.C.................................      267,250       794,950
 Creston Land & Estates P.L.C..........................        5,000         5,801
 Croda International P.L.C.............................       52,802       198,649
 Cropper (James) P.L.C.................................       22,000        63,429
 *Culver Holdings P.L.C................................          338           214
 DBS Management P.L.C..................................        9,000        18,227
 DCS Group P.L.C.......................................       10,000         7,102
 DFS Furniture Co. P.L.C...............................       41,300       241,923
 DTZ Holdings P.L.C....................................       89,500       206,433
 Daejan Holdings P.L.C.................................       23,000       422,134
 Dairy Crest Group P.L.C...............................        5,000        25,140
 *Danka Business Systems P.L.C.........................       15,000         3,850
 Dart Group P.L.C......................................       74,000       378,310
 Davis Service Group P.L.C.............................       10,000        52,740
 *Dawson International P.L.C...........................      204,384       153,066
 *Delaney Group P.L.C..................................      270,000             0
 Delta P.L.C...........................................      150,000       243,661
 *Deltron Electronics P.L.C............................        8,621        13,822
 *Delyn Group P.L.C. ..................................       22,500        59,333
 Densitron International P.L.C.........................       74,175        50,595
 Derwent Valley Holdings P.L.C.........................       90,000       938,568
 Development Securities P.L.C..........................       50,000       273,547
 Dewhirst Group P.L.C..................................      275,760       285,056

                                                            SHARES            VALUE
                                                            ------            -----
 Dewhurst P.L.C........................................        9,000   $    12,025
 Dewhurst P.L.C. Class A Non-Voting....................       15,500        14,170
 Diagonal P.L.C........................................       34,200        97,882
 *Dialog Corp. P.L.C...................................      115,000         9,704
 Dicom Group P.L.C.....................................       30,000       162,440
 Diploma P.L.C.........................................       48,000       194,085
 *Direct Message P.L.C.................................       26,923         1,515
 Dixon Motors P.L.C....................................       55,408       142,216
 Domestic & General Group P.L.C........................       12,458       113,624
 Domino Printing Sciences P.L.C........................      335,935       566,955
 Domnick Hunter Group P.L.C............................       30,000       152,947
 Dowding & Mills P.L.C.................................      336,440       170,342
 Druck Holdings P.L.C..................................        8,000        27,734
 EBC Group P.L.C.......................................       33,000        61,495
 East Surrey Holdings P.L.C............................       36,800       109,205
 Edinburgh Fund Managers Group P.L.C...................       61,000       519,036
 Eldridge Pope & Co. P.L.C.............................       25,000        84,209
 Eleco Holdings P.L.C..................................      104,685        30,918
 Electronic Data Processing P.L.C......................       55,200        37,652
 Electronics Boutique P.L.C............................      150,000       225,201
 *Emess P.L.C..........................................      288,250        37,499
 *Energy Technique P.L.C...............................       77,856         5,201
 Ennstone P.L.C........................................      135,323        58,048
 Eurocopy P.L.C........................................      131,000        61,720
 Eurodis Electron P.L.C................................       87,500        91,680
 Euromoney Institutional Investors P.L.C...............       65,000       335,956
 European Colour P.L.C.................................       82,090        53,108
 European Motor Holdings P.L.C.........................      118,325       136,459
 *European Telecom P.L.C...............................        7,000           960
 *Europower P.L.C......................................      232,092        16,321
 *Evans of Leeds Contingent Units P.L.C................       80,000             0
 *Express Dairies P.L.C................................      722,000       360,477
 Expro International Group P.L.C.......................       50,000       416,649
 *FII Group P.L.C......................................       41,166        58,475
 Falcon Holdings P.L.C.................................        5,500        13,923
 Fenner P.L.C..........................................      215,276       331,529
 *Ferguson International Holdings P.L.C................       89,105        43,861
 *Ferraris Group P.L.C.................................        9,000        34,619
 *Ferraris Group P.L.C.................................          600         2,283
 Filtronic P.L.C.......................................        4,138         8,526
 Financial Objects P.L.C...............................        7,000        10,583
 Fine Art Developments P.L.C...........................      142,288       604,348
 First Technology P.L.C................................      117,111       770,824
 *Firth (G.M.) Holdings P.L.C..........................      163,080        41,284
 Firth Rixson P.L.C....................................      416,888       253,581
 Fisher (Albert) Group P.L.C...........................       26,000        31,447
 *Flare Group P.L.C....................................       20,600             0
 Folkes Group P.L.C....................................       28,000        43,317
 Folkes Group P.L.C. Non-Voting........................       65,500        78,302
 *Forminster P.L.C.....................................       43,333        15,541
 Forth Ports P.L.C.....................................      129,065     1,361,387
 Fortress Holdings P.L.C...............................      120,728        40,326
 *Foster (John) & Son P.L.C............................       27,500         4,158
 Freeport Leisure P.L.C................................       12,300       108,291
 French Connection Group P.L.C.........................       25,000       293,588
 *Friendly Hotels P.L.C................................       51,533        21,743
 Friends, Ivory & Sime P.L.C...........................       60,039       281,606

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 Fuller, Smith & Turner P.L.C. Series A................       20,000   $   146,970
 Fulmar P.L.C..........................................      107,500        98,273
 Galliford P.L.C.......................................      467,870       223,726
 Games Workshop Group P.L.C............................        8,000        43,936
 Gardner Group P.L.C...................................       26,923        31,996
 Garton Engineering P.L.C..............................       10,248         7,206
 Gaskell P.L.C.........................................       36,000        25,569
 *Gearhouse Group P.L.C................................       25,000        10,196
 Geest P.L.C...........................................       87,074       835,801
 Georgica P.L.C........................................       53,033        73,094
 Gibbs & Dandy P.L.C...................................        4,500        18,195
 *Gioma Restaurants P.L.C..............................      100,000        46,412
 Gleeson (M.J.) Group P.L.C............................       22,471       314,454
 Glenchewton P.L.C.....................................       21,264         6,729
 Glenmorangie P.L.C....................................       20,000       203,929
 Glotel P.L.C..........................................       15,300        11,943
 Go-Ahead Group P.L.C..................................       20,000       265,108
 Gowrings P.L.C........................................        5,000         7,700
 Grainger Trust, Ltd...................................       22,000       257,584
 Grampian Holdings P.L.C...............................      200,324       231,025
 Grantchester Holdings P.L.C...........................       54,000       148,095
 Greene King P.L.C.....................................       23,039       206,889
 *Greenwich Resources P.L.C............................      219,332        16,195
 Greggs P.L.C..........................................       26,000     1,224,983
 Guiness Peat Group P.L.C..............................      138,374        94,386
 Haden Maclellan Holdings P.L.C........................      206,224       121,090
 Halma P.L.C...........................................       30,000        66,031
 Halstead (James) Group P.L.C..........................       73,634       196,763
 Hamley's P.L.C........................................       47,500        87,180
 Hampson Industries P.L.C..............................      507,431       235,507
 *Hampton Trust P.L.C..................................      232,050        34,268
 Hanover International P.L.C...........................       11,564        17,240
 Hardys & Hansons P.L.C................................       48,000       186,996
 *Hartstone Group P.L.C................................      640,263        76,540
 Harvey Nash Group P.L.C...............................      125,000       367,425
 Havelock Europa P.L.C.................................       64,250        28,464
 *Hawtal Whiting Holdings P.L.C........................       22,588             0
 Hawtin P.L.C..........................................      196,500        33,163
 Haynes Publishing Group P.L.C.........................       14,703        19,955
 Headlam Group P.L.C...................................      228,861       703,291
 Heath (Samuel) & Sons P.L.C...........................        7,500        29,693
 Helical Bar P.L.C.....................................       35,000       427,021
 *Helphire Group P.L.C.................................      134,600       141,977
 *Hemscott P.L.C.......................................       13,020         6,592
 Henlys Group P.L.C....................................        8,303        36,200
 Heywood Williams Group P.L.C..........................       50,400       125,817
 Highbury House Communications P.L.C...................      439,166       220,809
 High-Point P.L.C......................................       57,510        57,022
 Hill & Smith Holdings P.L.C...........................       86,850        85,503
 Hit Entertainment P.L.C...............................      106,848       548,493
 Hitachi Credit (UK) P.L.C.............................       16,412        66,938
 Holidaybreak P.L.C....................................       92,974       568,804
 *Horace Small Apparel P.L.C...........................      137,500       134,400
 *Howard Holdings P.L.C................................       57,730        30,853
 Hughes (T.J.) P.L.C...................................       11,625        25,914
 Hunting P.L.C.........................................      223,174       776,839
 Huntleigh Technology P.L.C............................       10,345        46,340
 *Huntsworth P.L.C.....................................       90,000        42,403
 IAF Group P.L.C.......................................       30,000        14,345

                                                            SHARES            VALUE
                                                            ------            -----
 IMS Group P.L.C.......................................       75,000   $    25,052
 *ISA International P.L.C..............................       95,214        23,434
 *Ids Group P.L.C......................................       23,000        31,377
 *Imagination Technologies Group P.L.C.................      225,366       369,255
 Incepta Group P.L.C...................................      351,000       286,317
 *Industrial & Commercial Holdings P.L.C...............        5,000           106
 Intelek P.L.C.........................................       99,880        58,998
 *Interx P.L.C.........................................       20,000        34,457
 Isotron P.L.C.........................................       30,500       110,456
 Ite Group P.L.C.......................................      331,893       105,025
 J.& J. Dyson P.L.C....................................       28,500        66,537
 *JKX Oil and Gas P.L.C................................      220,533        48,075
 Jacobs (John I.) P.L.C................................      116,000        35,892
 Jardine Lloyd Thompson Group P.L.C....................       26,845       183,112
 Jarvis Hotels P.L.C...................................      300,000       499,979
 Jarvis P.L.C..........................................      300,000     1,885,996
 *Jarvis Porter Group P.L.C............................       99,894        15,805
 John David Sports P.L.C...............................      114,500       548,321
 Johnson Group Cleaners P.L.C..........................      110,535       590,739
 Johnston Group P.L.C..................................       26,000       100,558
 Joseph (Leopold) Holdings P.L.C.......................       14,000       146,689
 Jourdan (Thomas) P.L.C................................       40,000        20,112
 *Kalamazoo Computer Group P.L.C.......................       56,120        10,853
 Keller Group P.L.C....................................      110,000       331,069
 *Kewill Systems P.L.C.................................       10,000        14,486
 Kier Group P.L.C......................................       10,640        71,304
 Kleeneze P.L.C........................................       84,300       217,558
 *Knowledge Support Systems Group P.L.C................       25,000        22,678
 Kunick P.L.C..........................................      420,000        76,790
 Laing (John) P.L.C....................................      103,977       711,430
 Laird Group P.L.C.....................................        6,000        16,455
 Lambert Howarth Group P.L.C...........................       25,200        41,644
 *Lamont Holdings P.L.C................................       72,231         8,381
 *Laura Ashley Holdings P.L.C..........................      249,150       131,403
 Lavendon Group P.L.C..................................       20,092        57,928
 Leeds Group P.L.C.....................................       86,938        64,192
 *Leeds Sporting P.L.C.................................       66,000         9,050
 Leicester City P.L.C..................................      100,000        70,321
 Lincat Group P.L.C....................................        4,000        16,652
 Linton Park P.L.C.....................................       39,000       182,925
 Linx Printing Technologies P.L.C......................       27,000       113,919
 Litho Supplies P.L.C..................................      100,000        90,010
 Locker (Thomas) Holdings P.L.C........................      176,168        22,918
 London Clubs International P.L.C......................      125,000        74,716
 *London Forfeiting Co. P.L.C..........................       12,000         4,557
 London Scottish Bank P.L.C............................      263,000       469,755
 Lookers P.L.C.........................................       53,160        77,382
 *Lorien P.L.C.........................................       60,000        62,445
 Low & Bonar P.L.C.....................................       65,000        66,734
 *Lowe (Robert H.) & Co. P.L.C.........................      251,985        11,518
 Luminar P.L.C.........................................        4,760        58,744
 Lynx Holdings P.L.C...................................      100,000       121,654
 *M.L. Laboratories P.L.C..............................       51,042        52,045
 *MDIS Group P.L.C.....................................      535,600       318,258
 MFI Furniture Group P.L.C.............................      124,648       204,670
 MMT Computing P.L.C...................................        3,000         9,282
 MS International P.L.C................................       71,500        39,721

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CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 MSB International P.L.C...............................       16,000   $    20,590
 MacDonald Hotels P.L.C................................       15,500        43,272
 MacFarlane Group Clansman P.L.C.......................      228,287       250,431
 Macro 4 P.L.C.........................................       42,500       307,828
 Maiden Group P.L.C....................................       16,800       103,962
 Mallett P.L.C.........................................       24,837        67,242
 Manganese Bronze Holdings P.L.C.......................       32,184        50,922
 Marshalls P.L.C.......................................      225,800       789,155
 *Martin International Holdings P.L.C..................      135,800        21,486
 Marylebone Warwick Balfour Group P.L.C................       73,345       177,423
 Mayflower Corp. P.L.C.................................      403,800       562,229
 McAlpine (Alfred) P.L.C...............................      196,111       907,423
 McBride P.L.C.........................................       10,000         9,001
 McCarthy & Stone P.L.C................................      194,968       743,095
 McKay Securities P.L.C................................       68,500       188,343
 McLeod Russel Holdings P.L.C..........................      149,524       125,124
 Meconic P.L.C.........................................       11,725        66,208
 *Medical Solutions P.L.C..............................       26,658        19,308
 Mentmore Abbey P.L.C..................................      262,423       483,487
 Menzies (John) P.L.C..................................       57,314       364,747
 *Merant P.L.C.........................................      172,500       211,067
 Merchant Retail Group P.L.C...........................      185,666       229,788
 Merrydown P.L.C.......................................       59,927        32,870
 Metal Bulletin P.L.C..................................       95,500       369,358
 Metalrax Group P.L.C..................................      358,740       375,879
 *Metaltech International P.L.C........................      401,163         4,796
 Mice Group P.L.C......................................       39,909        49,954
 Microgen Holdings P.L.C...............................       88,000       191,834
 Mitie Group P.L.C.....................................      500,000     1,012,615
 Molins P.L.C..........................................       68,000       171,666
 *Moss Brothers Group P.L.C............................      163,400       103,413
 Mowlem (John) & Co. P.L.C.............................      309,656       916,734
 Mtl Instruments Group P.L.C...........................        4,348        18,804
 Mucklow (A & J) Group P.L.C...........................      175,000       488,552
 *NXT P.L.C............................................       14,754        61,213
 Nestor Healthcare Group P.L.C.........................      180,200     1,387,557
 *Netbenefit P.L.C.....................................        3,000         1,076
 *Network Technology P.L.C.............................       15,000         1,108
 Newcastle United P.L.C................................       48,923        25,458
 Nichols (J.N.) (Vimto) P.L.C..........................       66,550       116,528
 Nord Anglia Education P.L.C...........................        5,000        18,740
 Northamber P.L.C......................................       75,888        78,446
 Northgate P.L.C.......................................      118,200       741,420
 *OEM P.L.C............................................       12,000         4,810
 Oasis Stores P.L.C....................................       13,000        17,004
 Ocean Wilson Holdings, Ltd............................       84,250        96,569
 Ockham Holdings P.L.C.................................      122,000        71,207
 Old English Pub Company P.L.C.........................       65,000        97,359
 *Orbis P.L.C..........................................      142,859       141,647
 Osborne & Little P.L.C................................       11,200        64,976
 *Osprey Communications P.L.C..........................       47,048         1,158
 Owen (H.R.) P.L.C.....................................       30,000        54,850
 Oxford Instruments P.L.C..............................       99,838       290,655
 *Oxford Molecular Group P.L.C.........................       41,440        10,199
 PGA European Tour Courses P.L.C.......................       80,000        33,191
 *PPL Therapeutics P.L.C...............................       20,000        23,206
 PSD Group P.L.C.......................................       43,500       347,190
 *Paladin Resources P.L.C..............................       74,000        56,460
 Paragon Group of Companies P.L.C......................       47,000       152,363
 Parity Group P.L.C....................................      128,750       104,118

                                                            SHARES            VALUE
                                                            ------            -----
 *Park Food Group P.L.C................................      291,600   $    53,314
 *Partners Holdings P.L.C..............................       40,000         7,032
 Partridge Fine Arts P.L.C.............................       58,000        46,904
 Paterson Zochonis P.L.C...............................       22,000       151,766
 Paterson Zochonis P.L.C. Non-Voting...................       27,000       158,538
 Pendragon P.L.C.......................................       95,750       319,826
 *Peptide Therapeutics Group P.L.C.....................       35,000        67,191
 Perry Group P.L.C.....................................       47,666        39,552
 Peterhouse Group P.L.C................................       85,427       484,787
 *Pex P.L.C............................................       85,517             0
 Photobition Group P.L.C...............................       38,300        20,200
 Photo-Me International P.L.C..........................      120,064       128,333
 Photo-Scan P.L.C......................................       40,777        83,156
 *Phytopharm P.L.C.....................................       12,600        93,034
 *Pic International Group P.L.C........................      342,975       155,562
 Pittards P.L.C........................................       60,985        55,322
 Planit Holdings P.L.C.................................       35,000        30,765
 *Plantation & General Investment P.L.C................       70,623        17,382
 *Plasmon P.L.C........................................      100,000       118,138
 Portmeirion Potteries (Holdings) P.L.C................       22,856        55,450
 Porvair P.L.C.........................................       35,000       137,828
 *Powderject Pharmaceuticals P.L.C.....................       30,400       198,810
 Precoat International P.L.C...........................       25,000        24,612
 *Premier Consolidated Oilfields P.L.C.................      152,488        49,326
 Pressac Holdings P.L.C................................      176,166       146,179
 *Princedale Group P.L.C...............................      250,000        65,046
 *Probus Estates P.L.C.................................       83,333         5,274
 *Property Partnerships P.L.C..........................       10,000        11,251
 *Proudfoot P.L.C......................................      236,420       205,321
 *Provalis P.L.C.......................................      104,615        20,231
 Prowting P.L.C........................................      157,630       333,647
 QS Holdings P.L.C.....................................       95,775        26,266
 *QSP Group P.L.C......................................       31,250         9,889
 *Queens Moat Houses P.L.C.............................      159,000        46,960
 Quick Group P.L.C.....................................       79,992        83,251
 Quintain Estates & Development P.L.C..................      108,350       285,721
 *Qxl.com P.L.C........................................      130,000         8,228
 RJB Mining P.L.C......................................       16,000        20,702
 *RMS Communications P.L.C.............................       15,000             0
 RPS Group P.L.C.......................................       67,900       159,955
 *Radamec Group P.L.C..................................       35,000        15,752
 *Radstone Technology P.L.C............................        5,000        17,123
 Ransom (William) & Son P.L.C..........................       30,000        25,737
 *Recognition Systems Group P.L.C......................       37,200         7,325
 Redrow Group P.L.C....................................       89,800       276,587
 *Redstone Telecom P.L.C...............................       33,046         1,162
 *Reece P.L.C..........................................      283,750         2,993
 Reed Executive P.L.C..................................      116,500       397,328
 Reg Vardy P.L.C.......................................      103,597       485,909
 Regent Inns P.L.C.....................................       88,751       221,556
 Reliance Security Group P.L.C.........................        9,000        69,617
 Relyon Group P.L.C....................................       40,777        90,325
 Renishaw P.L.C........................................      146,806     1,151,067
 Renold P.L.C..........................................      144,000       213,662
 Ricardo Group P.L.C...................................       84,709       621,292
 *Richmond Oil & Gas P.L.C.............................      220,000             0
 *Rodime P.L.C.........................................      435,000        62,708
 Rolfe & Nolan P.L.C...................................       24,000        44,724

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 Roseby's P.L.C........................................       33,500   $   194,348
 Rotork P.L.C..........................................      168,670       848,059
 Rowe Evans Investments P.L.C..........................       86,917        79,457
 Roxboro Group P.L.C...................................       11,107        43,505
 *Roxspur P.L.C........................................      167,464        48,282
 *Royal Doulton P.L.C..................................       60,000        35,863
 Royalblue Group P.L.C.................................       11,800       134,425
 Rutland Trust P.L.C...................................      544,800       289,245
 S & U P.L.C...........................................       21,140       122,642
 *SEP Industrial Holdings P.L.C........................      100,000         5,626
 SFI Group P.L.C.......................................       26,713        89,227
 SIG P.L.C.............................................      103,200       308,426
 Safeland P.L.C........................................       25,000        15,119
 Salvesen (Christian) P.L.C............................      100,000       177,208
 Sanderson Bramall Motor Group P.L.C...................       68,166       195,573
 *Save Group P.L.C.....................................      175,080       116,961
 Saville (J.) Gordon Group P.L.C.......................      379,926       486,242
 Savills P.L.C.........................................      104,000       305,697
 Scapa Group P.L.C.....................................       44,337        69,527
 Scottish Radio Holdings P.L.C.........................       13,100       178,252
 Secure Trust Group P.L.C..............................       27,118       142,068
 Senior Engineering Group P.L.C........................      122,900       109,758
 Severfield-Rowan P.L.C................................       20,000        78,056
 Shaftesbury P.L.C.....................................      137,500       565,641
 Shanks & McEwan Group P.L.C...........................       92,900       225,381
 *Sherwood Group P.L.C.................................      270,000        33,226
 Sherwood International, Ltd...........................       16,674        65,661
 Shiloh P.L.C..........................................       14,500        35,892
 *ShopRite Group P.L.C.................................      204,780        29,520
 Silentnight Holdings P.L.C............................       84,300       223,486
 Simon Engineering P.L.C...............................      348,089       308,420
 Sinclair (William) Holdings P.L.C.....................       53,000        60,377
 Sindall (William) P.L.C...............................       66,000       421,417
 Singapore Para Rubber Estates P.L.C...................       26,000        37,481
 Singer & Friedlander Group P.L.C......................       44,553       163,229
 Sirdar P.L.C..........................................      120,545       123,761
 Skillsgroup P.L.C.....................................      177,250       228,097
 Smart (J.) & Co. (Contractors) P.L.C..................       22,500        98,888
 *Soco International P.L.C.............................        9,000        15,822
 *Solvera P.L.C........................................      173,158             0
 South Staff Water Holdings P.L.C......................      108,000       835,408
 Southampton Leisure Holdings P.L.C....................       19,615        12,690
 Spirax-Sarco Engineering P.L.C........................       55,100       379,717
 *Sportsworld Media Group P.L.C........................       26,049       139,582
 Spring Group P.L.C....................................      169,495       163,290
 Springwood P.L.C......................................       37,500        68,826
 St. Modwen Properties P.L.C...........................       50,000        80,165
 Stanley (Charles) Group P.L.C.........................       76,800       340,239
 Stanley Leisure Organisation P.L.C....................      221,258       894,641
 Sterling Publishing Group P.L.C.......................       26,719        20,668
 Stirling Group P.L.C..................................      193,011        74,649
 *Stratagem Group P.L.C................................       70,315        21,262
 *Stylo P.L.C..........................................      127,367        51,948
 *Superscape P.L.C.....................................       14,621        10,179
 Swallowfield P.L.C....................................       15,000        22,256
 Swan (John) and Sons P.L.C............................        1,000         5,801
 Syltone P.L.C.........................................       50,400        55,643
 *Synstar P.L.C........................................       30,000        18,354
 T & S Stores P.L.C....................................      138,335       556,429

                                                            SHARES            VALUE
                                                            ------            -----
 TGI Group P.L.C.......................................       59,560   $    34,763
 *Tadpole Technology P.L.C.............................      109,090        33,754
 *Tamaris P.L.C........................................        5,161            91
 *Tandem Group P.L.C...................................      267,838        20,718
 *Tandem Group P.L.C...................................      327,365             0
 *Tarsus Group P.L.C...................................       34,000        65,750
 Tay Homes P.L.C.......................................       52,629        71,797
 *Teamtalk.com Group P.L.C.............................      375,000        61,970
 Ted Baker P.L.C.......................................       16,500        76,927
 Telemetrix P.L.C......................................      165,708       316,953
 *Telme.com P.L.C......................................      250,000        68,562
 *Telspec P.L.C........................................       25,000        10,900
 Tempus Group P.L.C....................................       13,308        74,398
 Tex Holdings P.L.C....................................       14,000        18,016
 Thorntons P.L.C.......................................      158,000       202,214
 Thorpe (F.W.) P.L.C...................................       24,000        40,673
 Tibbett & Britten Group P.L.C.........................       86,123       847,870
 Tilbury Douglas P.L.C.................................      159,470     1,112,430
 Time Products P.L.C...................................       90,242       236,701
 Tinsley (Eliza) Group P.L.C...........................       19,844        18,699
 Topps Tiles P.L.C.....................................       18,000        72,782
 Tops Estates P.L.C....................................       10,088        25,183
 Torex P.L.C...........................................       58,333       529,159
 *Torotrak P.L.C.......................................       39,193       103,353
 *Tottenham Hotspur P.L.C..............................      150,000       107,590
 Town Centre Securities (New) P.L.C....................      142,137       232,887
 *Towry Law P.L.C......................................        7,000        17,229
 *Trace Computers P.L.C................................       33,552        35,863
 Transport Development Group P.L.C.....................       19,782        70,806
 *Transtec P.L.C.......................................      601,525             0
 *Triad Group P.L.C....................................        9,412        33,424
 Trifast P.L.C.........................................       28,388        38,328
 Ulster Television, Ltd................................      115,602       406,460
 *Ultima Networks P.L.C................................      100,000         3,164
 Ultra Electronics Holdings P.L.C......................        3,480        21,486
 *Umeco P.L.C..........................................        6,250        46,148
 *Union P.L.C..........................................       94,000        31,068
 *United Industries P.L.C..............................      109,008         9,965
 *United Overseas Group P.L.C..........................       64,209         3,612
 Universal Salvage P.L.C...............................       10,755        70,336
 *Vanguard Medica Group P.L.C..........................       13,172        42,145
 Vega Group P.L.C......................................       10,000        31,996
 *Vert (Jacques) P.L.C.................................       45,000         8,228
 Vibroplant P.L.C......................................       83,100        78,597
 Victoria Carpet Holdings P.L.C........................       12,000        22,615
 Victrex P.L.C.........................................       17,565        95,850
 Viglen Technology P.L.C...............................       13,791        14,741
 Vitec Group P.L.C.....................................        8,056        44,754
 *Vocalis Group P.L.C..................................        8,000         1,181
 Volex Group P.L.C.....................................       58,801       549,944
 Vosper Thornycroft Holdings P.L.C.....................       20,000       383,247
 WT Foods P.L.C........................................      145,194        98,017
 Wagon Industrial Holdings P.L.C.......................       80,000       260,467
 Walker Greenbank P.L.C................................      144,462        35,555
 Warner Estate Holdings P.L.C..........................       70,000       289,931
 *Waterdorm P.L.C......................................      105,000             0
 Waterman Partnership Holdings P.L.C...................       45,000        82,591
 *Waverly Mining Finance P.L.C.........................       42,500         2,092
 Weir Group P.L.C......................................       66,676       261,160
 Wellington Holdings P.L.C.............................        9,000        12,784

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES            VALUE
                                                            ------            -----
 Wembley P.L.C.........................................        6,053   $    56,399
 *Wescol Group P.L.C...................................      125,000        19,338
 Westbury P.L.C........................................      202,522       730,586
 Whatman P.L.C.........................................      241,935       699,234
 White Young Green P.L.C...............................        9,000        25,758
 *Whittard of Chelsea P.L.C............................       30,000        13,080
 *Wiggins Group P.L.C..................................    1,148,266       337,117
 Wilmington Group P.L.C................................       28,692        85,346
 Wilshaw P.L.C.........................................      198,409        79,528
 Wilson (Connolly) Holdings P.L.C......................       51,000       119,784
 Wintrust P.L.C........................................       22,500       198,568
 Wolverhampton & Dudley Breweries P.L.C................       93,071       629,610
 Worthington Group P.L.C...............................      102,653        16,242
 *Wsp Group P.L.C. Issue 01............................       25,000       159,100
 Wyevale Garden Centres P.L.C..........................       18,971       144,744
 Wyndeham Press Group P.L.C............................       63,066       147,680
 *Xenova Group P.L.C...................................      145,714        92,220
 *YJL P.L.C............................................       35,932        13,897
 Yates Brothers Wine Lodges P.L.C......................       23,113        56,236
 Yorklyde P.L.C........................................       25,555        35,941
 Yorkshire Group P.L.C.................................       82,504        67,300
 Young & Co's Brewery P.L.C............................       10,000        84,385
 Young & Co's Brewery P.L.C. Class A...................        5,234        57,969
 Yule Catto & Co. P.L.C................................       50,702       136,198
 *Zetters Group P.L.C..................................       29,000        59,547
 Zotefoams P.L.C.......................................       12,000        15,611
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $94,125,729)...................................                 97,539,755
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.4%)
 *British Pound Sterling
   (Cost $464,639).....................................                    444,307
                                                                       -----------

                                                            SHARES            VALUE
                                                            ------            -----

RIGHTS/WARRANTS -- (0.3%)
 *Bright Station P.L.C. Rights 06/14/01................       92,000   $     1,294
 *Creston P.L.C. Warrants 03/31/04.....................        1,000             0
 *Plantation & General Investment P.L.C. Rights
   06/12/01............................................       10,865           802
 *Plasmon P.L.C. Rights 06/22/01.......................       14,285             0
 *Porvair P.L.C. Rights 06/18/01.......................       15,000         2,637
 *WSP Group P.L.C. 06/21/01............................       50,000       317,497
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $69,825).......................................                    322,230
                                                                       -----------
TOTAL -- UNITED KINGDOM
  (Cost $94,660,193)...................................                $98,306,292
                                                                       -----------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Lason, Inc.
   (Cost $360,633).....................................        6,620         1,390
                                                                       -----------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.7%)
 Repurchase Agreement, PNC Capital Markets, Inc. 3.80%,
   07/02/01 (Collateralized by U.S. Treasury Bills
   10.375%, 11/15/09, valued at $1,708,088) to be
   repurchased at $1,681,532.
   (Cost $1,681,000)...................................        1,681     1,681,000
                                                                       -----------
TOTAL INVESTMENTS - (100.0%) (Cost $96,701,826)++......                $99,988,682
                                                                       ===========

--------------------------------------------------------------------------------
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $96,706,038.

                      THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                 JUNE 30, 2001
                                  (UNAUDITED)


                                           SHARES           VALUE
                                           ------           -----
FRANCE -- (18.1%)
COMMON STOCKS -- (18.1%)
  *Agricole de la Crau............           449    $     22,769
  Apem SA.........................         1,000          38,942
  Assystem SA.....................         2,657         121,239
  *Aurea..........................           600           4,978
  Bail-Investissement (Societe
    Immobiliere pour le Commerce &
    l'Industrie)..................         2,367         256,289
  Bains de Mer et du Cercle des
    Etrangers a Monaco............         4,615         670,817
  Banque Transatlantique..........         3,030         307,812
  Berger Levrault SA..............           476          54,683
  Boiron SA.......................         3,800         267,008
  Brioche Pasquier SA.............         5,200         346,009
  Burelle SA......................         4,030         212,888
  #CEGID SA.......................         4,500         373,146
  COM 1 SA........................           450           3,733
  CS Communication et Systemes....        23,983         181,511
  Caisse Regionale de Credit
    Agricole Mutuel de la Brie....           262          19,740
  #Carbone Lorraine...............        33,245       1,187,683
  #Cegedim SA.....................         6,400         249,501
  Change de la Bourse SA..........           614          12,475
  Christian Dalloz SA.............         2,022         184,014
  Cie Francaise des Ferrailles....        10,576         428,863
  Cie Industrielle et Financiere
    d'Ingenierie SA Ingenico......        56,200       1,164,688
  Compagnie Financiere
    Saint-Honore..................         1,188         125,715
  *Concorde Cie d'Assurances
    Contre les Risques de Toute
    Nature SA.....................         2,992       1,314,591
  *Consortium International de
    Diffusion et de Representation
    Sante Cider Sante.............           600          23,619
  Continentale d'Entreprises SA...        20,087         816,241
  Costimex SA.....................           700          14,542
  *Credit Agricole de la Brie New
    Shares Issue..................             7             513
  Credit Foncier et Communal
    d'Alsace et de Lorraine.......           840         146,490
  Cristalleries de Baccarat.......         1,567         192,353
  Damart SA.......................        22,900       1,550,913
  Deveaux SA......................         1,040          72,459
  Didot-Bottin....................         1,620          85,029
  Docks des Petroles d'Ambes......           100           9,249
  Docks Lyonnais..................         1,147          24,275
  Dynaction SA....................        10,660         252,232
  *EMI France SA..................           300               0
  #Electricite de Strasbourg......        23,784         693,442
  *Emprunt Conjoint de Banque du
    Batiment et des Travaux
    Publics et de Financiere de
    Gestion et d'Investissement
    SA............................        29,814               0
  *Expand SA......................         2,060          95,742
  *Explosifs et de Produits
    Chimiques.....................           524          98,036
  #Fimalac SA.....................       104,100       3,701,365

                                           SHARES           VALUE
                                           ------           -----
  Financiere et Immobiliere de
    l'Etang de Berre et de la
    Mediterranee SA...............         4,000    $     13,579
  Fininfo SA......................         9,760         268,531
  Fonciere Lyonnaise SA...........         2,896          78,453
  Fonderies Franco Belge..........           492          35,403
  France-Africaine de Recherches
    Petrolieres (Francarep).......         4,250         221,272
  *Fromagerie F. Paul Renard......           200          20,368
  *GCI (Groupe Chatellier
    Industrie SA).................         7,258           1,106
  GFI Industries SA...............         6,845         168,048
  Gantois Series A................           647          72,519
  Gascogne SA.....................         6,472         449,003
  #*Gaumont.......................        14,607         541,623
  #*Generale de Geophysique SA....        22,068       1,202,191
  Gevelot.........................         3,584         124,398
  Grands Moulins de Strasbourg....           110          14,527
  Groupe Guillin SA...............         1,200          32,508
  Groupe Norbert Dentressangle
    SA............................         6,320         128,354
  Groupe Zannier SA...............         4,100         326,961
  Guitel-Etienne-Mobilor SA.......           240          13,542
  Guyenne et Gascogne SA..........        26,000       1,892,926
  #Hoteliere Lutetia Concorde.....         2,505         254,478
  Hotels et Casinos de
    Deauville.....................         2,055         313,145
  IMS International Metal Service
    SA............................        12,630          88,745
  Immobanque......................         1,098         118,051
  Immobiliere Marseillaise........           656       1,804,883
  Industrielle et Financiere
    d'Entreprise SA...............           300          12,699
  Informatique et Realite SA......         2,643          24,165
  *Lectra Systemes SA.............        19,192          75,550
  #Legris Industries SA...........        29,350       1,313,152
  #Locindus (Cie Financiere pour
    la Location d'Immeubles
    Industrials et Commerciaux)...         1,600         181,504
  MRM.............................         1,424          43,278
  Manitou SA......................        11,092         605,664
  Matussiere et Forest SA.........        13,600          80,939
  *Metaleurop SA..................        58,400         244,726
  *Montupet SA....................        32,450         421,682
  #*Moulinex SA...................        97,800         297,232
  *NAF NAF SA.....................         4,200          47,503
  Nord-Est SA.....................         2,707          64,785
  PSB Industries SA...............         1,240          86,551
  Parc Asterix SA.................           822          14,439
  Parisienne de Chauffage
    Urbain........................           200          12,326
  *Pier Import Europe SA..........        12,100          61,358
  Pinguely-Haulotte SA............        25,000         407,411
  Plastic Omnium..................        11,036         860,465
  Radiall SA......................         1,340          95,233
  Robertet SA.....................         1,076          58,754
  Rochette........................        84,470         564,926
  *Rougier SA.....................         2,040         118,299
  SDR de Bretagne SA..............           714           9,097
  SILIC (Societe Immobiliere de
    Location pour l'Industrie et
    le Commerce)..................         3,064         444,332

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                           SHARES           VALUE
                                           ------           -----
  *SOGEPAG (Societe Exploitation
    de Parces et Gauges)..........           379    $     11,222
  SR Teleperformance..............        90,928       2,039,884
  *Sabate SA......................         2,400          60,831
  *Sabeton........................        13,500         147,887
  Samse SA........................         4,400         291,473
  Sechilienne.....................           220         141,546
  *Securidev SA...................         1,500          13,575
  Selectibanque SA................         7,100          91,362
  *Sidergie SA....................         4,000         128,001
  *Simco SA CVG Warrants
    10/31/03......................        19,695          99,705
  #Skis Rossignol SA..............        41,668         581,329
  Smoby SA........................           500          13,071
  Societe Financiere Interbail
    SA............................        17,550         488,061
  Societe Francais des Papiers
    Peints........................           400          11,981
  #Sopra SA.......................         6,900         402,467
  Sucriere de
    Pithiviers-le-Vieil...........         1,825         540,745
  Taittinger SA...................         2,540       1,864,295
  *Touax (Touage Investissement
    SA)...........................         8,649         182,317
  *Trouvay et Cauvin SA...........         1,500          14,616
  #Unilog SA......................         6,320         481,528
  Union Generale du Nord SA.......           994          66,478
  #Vallourec (Usines a Tubes de
    Lorraine Escaut et Vallourec
    Reunies)......................        31,700       1,757,771
  *Valtech, La Defense............        20,000          59,429
  Vermandoise de Sucreries........           323         183,206
  *Viel et Cie....................        42,228         132,271
  Vilmorin et Cie SA..............         2,349         144,372
  Virbac SA.......................         1,713         118,914
                                                    ------------
TOTAL COMMON STOCKS
  (Cost $33,706,887)..............                    39,724,615
                                                    ------------
RIGHTS/WARRANTS -- (0.0%)
  *Continentale d'Enterprises SA
    Warrants 10/31/01.............         2,707           2,521
  *Touax Bonus Rights.............         8,649               0
                                                    ------------
TOTAL RIGHTS/WARRANTS
  (Cost $3,178)...................                         2,521
                                                    ------------
TOTAL -- FRANCE
  (Cost $33,710,065)..............                    39,727,136
                                                    ------------
GERMANY -- (16.5%)
COMMON STOCKS -- (16.5%)
  *AGIV AG fuer Industrie &
    Verkehrswesen.................        12,200         127,139
  Aachener Strassenbahn-Und
    Energie Versorguns AG.........         3,220          42,252
  *Acg AG Fuer Chipkarten und
    Informationssysteme...........         1,400          18,785
  *Adva AG Optical Networking.....         3,500          15,408
  *Agrob AG.......................           290          65,059
  *Aigner (Etienne) AG............           600          81,271
  Alsen AG, Hamburg...............        16,400         298,500
  *Alte Leipziger Versicherungs AG
    Series C......................         1,043         439,719
  Amira Verwaltungs AG............           200          85,165
  Andreae-Noris Zahn AG, Anzag....        27,200         696,556
  *Anterra Vermoegensverwaltungs
    AG............................         1,350         117,715
  *Articon Integralis AG..........         2,100          46,223
  BUS (Berzelius Umwelt Service)
    AG............................         5,400          41,509

                                           SHARES           VALUE
                                           ------           -----
  #Baader Wertpapier Handelsbank
    AG............................         7,900    $     51,497
  Balcke-Duerr AG.................        32,910         418,466
  *Balda AG.......................         3,600          35,657
  Bayerische Handelsbank AG.......        25,050         540,554
  #Beate Uhse AG..................        16,800         186,597
  *Bechtle AG.....................         2,200          16,576
  Berliner Elektro Holding AG.....        11,061         100,662
  Berliner Kindl-Brauerei AG......           790         130,414
  *Bertrandt AG...................         3,100          30,967
  *Beru AG........................           600          23,213
  Bilfinger & Berger Bau AG,
    Mannheim......................        14,400         249,907
  *Biodata Information Technology
    AG............................         1,000          15,069
  Biotest AG......................         8,060          79,151
  Blaue Quellen Mineral und
    Heilbrunnen AG................           267         171,107
  *Bochum-Gelsenkirchener
    Strassenbahnen AG.............           194          27,099
  Boewe Systec AG.................         3,000          60,953
  *Brau und Brunnen AG............         4,995          72,309
  *Bremer Energiekonto AG.........           300          17,854
  *Bremer Woll-Kaemmerei AG.......        19,960          49,848
  Brillant AG.....................         1,310          86,170
  *Brokat AG......................         4,900          12,942
  Buckau (Walther) AG.............         7,800          67,353
  *Ce Consumer Electrnic AG.......         2,700          19,200
  Ceag AG.........................        20,670         273,678
  Cewe Color Holding AG...........         1,900          28,792
  *Ceyoniq AG.....................         2,900          17,431
  *Computerlinks AG...............           600          22,146
  *Comroad AG.....................         2,200          19,183
  *Concordia Bau und Boden AG.....       102,602         642,761
  *DAS Werk AG....................         1,200          17,981
  Data Modul AG...................         2,400          38,604
  *Deutsche Babcock AG,
    Oberhausen....................         4,190         160,614
  Deutsche Steinzeug Cremer &
    Breuer AG.....................        87,200         180,861
  Deutsche Verkehrs-Bank AG.......         7,124         597,064
  *Dierig Holding AG..............        10,500         111,023
  Dis Deutscher Industrie Service
    AG............................         1,400          39,111
  Doag-Holding AG.................         7,500          25,397
  Dom-Braugerei AG................         1,100          48,889
  #Duerr Beteiligungs AG..........        31,750         698,842
  #Dyckerhoff AG..................        12,750         346,479
  *Dyckerhoff and Widmann AG......        49,190         142,002
  *Elmos Semiconductor AG.........         2,100          38,045
  ElreingKlinger AG...............         1,500          32,381
  *Em TV & Merchandising AG.......        16,600          32,322
  Erlus Baustoffwerke AG..........           297          82,972
  *Erste Kulmbacher Actien
    Brauerei AG...................           432               0
  Escada AG.......................        10,260         251,888
  Eurobike AG.....................         1,700          10,074
  *Evotec Biosystems AG...........         3,800          49,380
  Fag Kugelfischer Georg Schaeffer
    AG............................        24,300         153,258
  *Feilmann AG....................         2,300          84,796
  *Fja AG.........................           800          46,392
  Forst Ebnath AG.................            23          13,708
  #*Freenet.De AG.................         1,900          19,704
  Fuchs Petrolub AG Oel &
    Chemie........................         2,231         120,895

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                           SHARES           VALUE
                                           ------           -----
  *GPC Biotech AG.................         1,900    $     19,623
  #*Gft Technologies AG...........         2,100          18,489
  Gilde Brauerei AG...............         1,200         345,400
  *Goldschmidt (T.H.) AG..........        83,200       1,841,157
  *Gontard & Metallbank AG........         3,700          20,360
  *Grammer AG.....................         2,200          23,932
  *Grenkeleasing AG...............           800          19,979
  *Gwag Bayerische Wohnungs-
    Aktiengesellschaft AG.........         2,665          70,842
  Hagen Batterie AG...............        22,620          86,172
  Hamborner AG....................        21,000         417,781
  Hamburger Hochbahn AG Series A..         1,800          74,667
  Hasen-Braeu AG..................         1,000          33,016
  *Herlitz AG.....................         3,462          10,991
  Holsten-Brauerei AG.............        38,462         670,750
  *Holzmann (Philipp) AG..........         2,200          28,682
  *Horten AG......................        33,800         414,903
  *Hucke AG.......................         8,300          18,269
  #IFA Hotel & Touristik AG.......         7,000          66,371
  *Intershop Communications AG....         5,200          15,143
  Iwka AG.........................        72,613         854,459
  *Ixos Software AG...............         6,100          32,534
  Jacobsen (W.) AG, Kiel..........            37          39,154
  *Jumptec Industrielle
    Computertechnik AG............         2,000          22,857
  K & S Aktiengesellschaft AG.....       129,500       2,159,722
  KSB AG..........................         2,387         191,972
  KWS Kleinwanzlebener Saatzucht
    AG............................         1,650         726,355
  *Kabel New Media AG.............         6,900           3,037
  Kampa-Haus AG...................        12,375          76,477
  *Kaufring AG....................         2,203          11,749
  *Kempinski AG, Berlin...........           686         232,298
  Keramag Keramische Werke AG.....        13,000         522,756
  *Kloeckner Humboldt-Deutz AG....        25,650          59,498
  Km-Europa Metal AG..............           446          24,920
  *Kolb und Schuele AG............        10,000           2,963
  #Kolbenschmidt Pierburg AG,
    Duesseldorf...................        37,500         385,718
  *Kontron Embedded Computers AG..         1,300          53,486
  Kraftuebertragungswerke
    Rheinfelden AG................         4,684       1,169,771
  Kromschroeder (G.) AG...........        26,520         145,931
  Kupferberg (Christian Adalbert)
    & Cie KG A.A..................           151          66,473
  LPKF Laser & Electronics AG.....         2,200          15,831
  Lehnkering AG...................        15,300         145,197
  Leifheit AG.....................        12,500         365,612
  Leoni AG........................        25,000         534,396
  MG Vermoegensverwaltungs AG.....         3,308         139,294
  *MLF Holding fuer
    Umwelttechnologie AG..........           165               0
  *MLF Holding fuer
    Umwelttechnologie AG Em 95....            33               0
  MVV Energie AG..................        20,200         274,466
  *MWG Biotech AG.................         6,600          21,567
  *Maihak (H.) AG.................           143          10,048
  Mannheimer Aktiengesellschaft
    Holding AG....................        35,580       1,870,507
  Markt und Kuehlhallen AG........        14,000         260,743

                                           SHARES           VALUE
                                           ------           -----
  Maternus-Kliniken AG, Bad
    Oyenhausen....................         2,400    $     10,667
  *Maxdata AG.....................        11,500          77,884
  Mensch und Maschine Software
    AG............................           900          10,210
  *Moenus Textilmaschinen AG......         5,250           9,333
  *Moksel (A.) AG.................        15,800          40,796
  #*Morphosys AG..................         1,100          45,164
  Mueller-Weingarten AG...........        11,580         196,065
  #*Nemetschek AG.................         3,800          26,765
  Neue Baumwoll-Spinnerei und
    Weberei Hof AG................        12,170          81,392
  *Niedermayr Papierwarenfabrik
    AG............................         1,200          12,414
  *Norddeutsche Affinerie AG......         1,900          21,698
  Norddeutsche Steingutfabrik
    AG............................         5,960          35,319
  Nuernberger Hypothekenbank AG...        32,825         833,658
  *Otto Reichelt AG...............        11,950          63,734
  *Parsytec AG....................           700           5,807
  *Pfaff (G.M.) AG................        80,000          20,995
  Pfleiderer AG...................        17,000         138,879
  Phoenix AG, Hamburg.............        37,500         414,607
  Progress-Werk Oberkirch AG......         5,000          67,725
  Puma AG.........................         4,900          70,934
  *Qs Communications AG...........         5,900          10,939
  *RTV Family Entertainment AG....         9,500          12,466
  *Rational AG....................         1,200          46,527
  *Reichelt (F.) AG...............         1,290          67,709
  *Reiter Ingolstadt
    Spinnereimaschinen AG.........         1,200          89,194
  Renk AG.........................        19,400         316,972
  #Rheinmetall Berlin AG..........        45,000         691,434
  Salzgitter AG...................        24,900         219,227
  *Schneider Rundfunkwerke AG.....        10,274         191,348
  Schwarz Pharma AG...............         9,000         204,192
  Sektkellerei Schloss Wachenheim
    AG............................        15,120         103,041
  *Senator Entertainment AG.......         9,800          46,460
  #*Ser Systeme...................         6,000          26,413
  *Sibra Beteiligungs AG..........        11,000          28,868
  Sinner AG, Karlsruhe............         4,160          38,739
  #*Sixt AG.......................         6,500          75,662
  Sloman Neptune AG...............           700           3,822
  Stahl (R.) AG...................         2,000          18,286
  *Steag Hamtech AG...............         1,800          15,421
  Stoehr & Co. AG.................        16,000          97,525
  Stollwerck AG...................         1,018         275,778
  *Strabag AG.....................         3,332          65,301
  Stuttgarter Hofbraeu AG.........        18,000         297,145
  Sued-Chemie AG..................        29,146         888,267
  Sueddeutsche Bodencreditbank
    AG............................        38,582         849,219
  *Suess Microtec AG..............         1,400          38,993
  #Takkt AG.......................        29,100         181,068
  Tarkett AG......................        12,800          66,317
  *Technotrans AG.................           200          18,616
  *Telegate AG....................         1,400          11,496
  *Terrex Handels AG..............         1,250          84,657
  *United Internet AG.............         5,400          16,457
  VBH (Vereinigter Baubeschlag-
    Handel) AG....................         9,415         108,398
  VGT AG..........................           586          22,820
  VK Muehlen AG...................         1,312          65,531

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                           SHARES           VALUE
                                           ------           -----
  Vereinigte Deutsche Nickel-Werke
    AG............................        13,800    $    250,008
  Vossloh AG......................        15,900         331,800
  Walter AG.......................        13,500         365,717
  *Walter Bau AG, Augsburg........        11,907          39,312
  *Wanderer-Werke AG..............         7,185          96,105
  #Wcm Beteiligungs...............       158,666       1,679,027
  *Wedeco AG Water Technology.....         1,100          36,737
  Westag and Getalit AG, Rheda-
    Wiedenbrueck..................         7,000          53,334
  Wuerttembergische Hypotheken
    Bank AG.......................        21,827         960,858
  Wuerttembergische
    Lebensversicherung AG.........         4,430         120,009
  Wuerttembergische
    Metallwarenfabrik AG..........        30,330         449,337
  Wuerttembergische und Badische
    Versicherungs AG..............         2,240         113,779
  Wuerzburger Hofbraeu AG.........           133          41,660
  *Zapf Creation AG...............           800          19,911
  Zementwerk Lauffen-
    Elektrizitaetswerk Heilbronn
    AG............................        10,455         566,456
                                                    ------------
TOTAL COMMON STOCKS
  (Cost $40,750,496)..............                    36,104,261
                                                    ------------
PREFERRED STOCKS -- (0.0%)
  Fuchs Petrolub AG Oel & Chemie
    Non-voting....................            55           2,973
  Westag and Getalit AG...........         2,600          20,910
                                                    ------------
TOTAL PREFERRED STOCKS
  (Cost $43,173)..................                        23,883
                                                    ------------
RIGHTS/WARRANTS -- (0.0%)
  *Kolbenschmidt Pierburg AG
    Rights 07/12/01
    (Cost $0).....................        37,500           1,619
                                                    ------------
TOTAL -- GERMANY
  (Cost $40,793,669)..............                    36,129,763
                                                    ------------
SWITZERLAND -- (12.6%)
COMMON STOCKS -- (12.5%)
  *AFG Arbonia-Forster Holding
    AG............................         2,610         225,081
  *Accumulatoren-Fabrik Oerlikon,
    Zuerich.......................            30          18,235
  Afipa SA, Vevey.................            20           6,955
  Afipa SA, Vevey Series A........            80          34,718
  Aletsch AG, Moerel..............            50         134,921
  BHB Beteiligungs und
    Finanzgesellschaft............           150           6,510
  BKW FMB Energie AG, Bern........           660       1,007,984
  BVZ (Brig Visp Zermatt) Holding
    AG............................           370          47,348
  Bank Coop AG....................         5,881         631,504
  Bank Sarasin & Cie Series B,
    Basel.........................           274         647,898
  *Banque Cantonale de Geneve.....         1,344         134,598
  *Banque Cantonale du Jura.......           450          55,832
  Banque Privee Edmond de
    Rothschild SA, Geneve.........           120         802,515
  Basellandschaftliche
    Kantonalbank..................           600         201,630
  Basler Kantonalbank.............         5,000         180,683
  Bobst SA, Prilly................           100         131,304
  Bobst SA, Prilly (Namen)........            90          56,083

                                           SHARES           VALUE
                                           ------           -----
  Bon Appetit Holding AG..........           275    $    120,872
  Bossard Holding AG..............         6,350         227,877
  Bucher Holding AG,
    Niederweningen................           671         584,257
  CKW (Centralschweizerische
    Kraftwerke), Luzern...........           670         726,904
  CKW (Centralschweizerische
    Kraftwerke), Luzern
    (Participating)...............         1,500         121,012
  *Calida Holding AG..............           396          59,488
  Canon (Schweiz) AG, Dietlikon...         3,706         160,830
  Carlo Gavazzi Holding AG........           910         108,855
  Cie Financiere Tradition........         1,250         164,826
  *Crossair AG fuer Europaeischen
    Regionalluftverkehr, Basel
    (Genusschen)..................           330          18,728
  Daetwyler Holding AG, Atldorf...           348         485,982
  EGL (Elektrizitaets-Gesellschaft
    Laufenberg) AG, Laufenberg....         8,390       1,269,692
  Edipresse SA, Lausanne..........           694         223,566
  Eichhof Holding AG..............           188          94,139
  Energie Electrique du Simplon
    SA............................           350          21,420
  Escor AG, Duedingen.............           744          12,004
  *Feldschloesschen-Huerlimann
    Holding AG, Rheinfelden.......         1,602         445,656
  Financiere Michelin,
    Granges-Paccot................           637         209,102
  Forbo Holding AG, Eglisau.......         1,100         466,965
  Fuchs Petrolub AG Oel & Chemie
    Non-Voting....................         2,001         108,826
  Galenica Holding AG, Bern Series
    B.............................           405         326,731
  Generale d'Affichage, Geneve....           290         124,884
  Generali (Switzerland) Holdings,
    Adliswil......................         1,670         445,990
  *Golay-Buchel Holding SA,
    Lausanne......................            40          52,744
  Gornergrat Monte Rasa-Bahnen
    Zermatt.......................            70          38,167
  Gurit-Heberlein AG..............         1,125         788,661
  *HPI Holding SA.................         6,000          46,735
  Hero AG.........................         3,040         381,406
  *Industrieholding Cham AG,
    Cham..........................           864         192,283
  Jelmoli Holding AG, Zuerich.....         1,521       1,904,053
  Jelmoli Holding AG, Zuerich
    (Namen).......................         2,835         711,372
  Kardex AG, Zuerich..............         1,039         268,804
  Kardex AG, Zuerich
    (Participating)...............           610         152,385
  Kraftwerk Laufenburg,
    Laufenburg....................         8,265       1,669,233
  Kuehne & Nagel International AG,
    Schindellegi..................           324         174,857
  Lem Holdings AG, Lyss...........           270          67,299
  Loeb Holding AG, Bern
    (Participating)...............           620          81,409
  #*Logitech International SA.....         6,610       2,118,319
  Maag Holding AG, Zuerich........           922         125,679
  *Mikron Holding AG, Biel........         1,326         201,407
  #Moevenpick-Holding, Zuerich....         1,320         569,171
  *Nextrom Holding SA.............           277          19,881
  *Omnium Geneve SA, Geneve.......           110              67
  *Orell Fuessli Graphische
    Betriebe AG, Zuerich..........           240         333,825
  Oz Holding, Zuerich.............           440         467,577
  *Parco Industriale e Immobiliare
    SA............................           600           1,168
  Phoenix Mecano AG, Stein am
    Rhein.........................         2,749       1,252,639

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                           SHARES           VALUE
                                           ------           -----
  Sarna Kunststoff Holding AG,
    Sarnen........................           176    $    185,856
  *Schaffner Holding AG...........           300          85,125
  *Schweizerhall Holding AG,
    Basel.........................           140         172,921
  Schweizerische National
    Versicherungs Gesellschaft....           396         213,715
  Siegfried AG, Zofingen..........           856         666,759
  Sig Holding AG (Ex Sig
    Schweizerische Industrie
    Gesellschaft-Holding AG), Neu
    Hausen Am Reinfall............         1,600         163,797
  *Sihl...........................            50           1,057
  *Sihl Registered Shares.........           100           2,114
  Sika Finanz AG, Baar............           800         206,304
  Sika Finanz AG, Baar (Namen)....           750          32,965
  Sopracenerina...................         2,409         154,135
  UMS Schweizerische Metallwerke
    Holding AG, Bern..............         2,560         172,343
  Unigestion Holding, Geneve......         2,891         167,282
  Vaudoise Assurances Holding,
    Lausanne......................            45          90,383
  Villars Holding SA, Fribourg....           150          22,533
  *Von Moos Holding AG, Luzern....         7,000          36,220
  *Von Roll Holding AG,
    Gerlafingen...................        32,024         182,628
  WMH Walter Meier Holding AG,
    Staefa........................            50          49,517
  Zehnder Holding AG..............           193         108,239
  *Zellweger Luwa AG, Uster.......           804         446,431
  Zschokke Holding SA, Geneve.....           230          73,197
  Zueblin Holding AG..............            93             486
  Zuercher Ziegeleien Holding,
    Zuerich.......................         1,415       1,169,096
  Zuger Kantonalbank..............           545         651,932
                                                    ------------
TOTAL COMMON STOCKS
  (Cost $19,578,197)..............                    27,526,581
                                                    ------------
PREFERRED STOCKS -- (0.1%)
  Fuchs Petrolub AG Oel & Chemie
    7.29% Non-Voting
    (Cost $266,228)...............         2,001         106,877
                                                    ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swiss Francs
    (Cost $13,890)................                        13,662
                                                    ------------
RIGHTS/WARRANTS -- (0.0%)
  *Mikron Holding Warrants
    11/30/01
    (Cost $3,379).................         1,326           1,837
                                                    ------------
TOTAL -- SWITZERLAND
  (Cost $19,861,694)..............                    27,648,957
                                                    ------------
ITALY -- (9.6%)
COMMON STOCKS -- (9.6%)
  *Ansaldo Trasporti SpA..........       169,533         116,683
  *Auschem SpA (In Liquidation)...        82,000               0
  Banco di Chiavari e della
    Riviera Ligure SpA,
    Chiavari......................       120,000         594,291
  #Bassetti SpA...................        61,500         261,361
  *Bastogi SpA....................     1,183,000         203,303
  *Binda SpA......................     1,299,375               0
  Boero (Bartolomeo) SpA..........         8,925          66,112

                                           SHARES           VALUE
                                           ------           -----
  Bonifica dei Terreni Ferraresi e
    per Imprese Agricole Roma.....         8,600    $     72,950
  Brioschi Finanziaria SpA,
    Milano........................       175,000          37,482
  Buzzi Unicem SpA................        24,500         192,061
  CALP (Cristalleria Artistica la
    Piana SpA)....................        48,000         116,014
  CAMFIN (Cam Finanziaria)........        36,524         129,864
  *CMI SpA........................        77,404         115,329
  #Caltagirone SpA................       178,404         803,486
  Cementeria di Augusta SpA.......       105,000         143,112
  #Cementir Cementerie del Tirreno
    SpA...........................       249,713         684,935
  #Cia Assicuratrice Unipol SpA...       199,333         624,371
  Cucirini SpA....................        30,000          31,238
  *Dalmine SpA....................     1,976,700         518,757
  Danieli & C.Officine Meccaniche
    SpA...........................        66,500         239,261
  *Dataconsyst C.G.S. SpA,
    Monza.........................           220               0
  *Del Favero SpA.................        86,000               0
  *FMC (Fabbrica Milanese
    Condutorri SpA)...............        25,000               0
  *Finarte Casa d'Aste SpA
    (Milano)......................        56,266         107,174
  *Finarte Partecipazioni Pro Arte
    SpA...........................       162,693         187,314
  *Firs-Italiana de Assicurazioni
    Compagnia di Assicurazioni
    Eriassicurazioni (In
    Liquidation)..................        90,000               0
  *Fochi (Filippo) SpA............       216,000               0
  *Fornara Societa Finanziaria e
    di Partecipazioni SpA.........       310,000               0
  Gabetti Holding SpA.............        55,000         155,980
  *Gerolimich SpA (In
    Liquidation)..................       297,400               0
  #Gewiss SpA.....................       221,700         975,957
  *Grassetto SpA..................       279,125               0
  ITALJOLLY (Cia Italiana dei
    Jolly Hotels SpA).............        34,500         215,837
  #Immobiliare Metanopoli SpA.....     1,062,500       1,803,454
  *Impregilo SpA..................       532,000         291,843
  Industria Macchine Automatique
    SpA...........................        23,000         175,240
  Industrie Zignago S. Margherita
    SpA...........................        52,000         607,057
  Ipi SpA.........................        70,700         259,759
  Linificio and Canapificio
    Nazionale SpA.................        22,000          35,945
  Maffei SpA......................        52,500          56,223
  *Mandelli SpA...................        41,000               0
  #Manifattura Lane Gaetano
    Marzotto & Figli SpA..........       138,000       1,634,401
  Marangoni SpA, Rovereto.........        34,303          80,150
  #Merloni Elettrodomestici SpA...       155,000         608,852
  Monrif SpA......................       210,000         180,446
  Montefibre SpA..................       143,130         117,292
  *Necchi SpA.....................       164,250          50,475
  Perlier SpA.....................       100,700          20,971
  Pininfarina SpA.................        31,285         709,795
  Poligrafici Editoriale SpA......       226,000         279,334
  *Premafin Finanziaria SpA
    Holding di Partecipazioni,
    Roma..........................       277,152         427,023
  *Premaimm SpA...................       179,000          27,125
  *Ratti SpA......................        66,768          66,133
  Recordati Industria Chimica e
    Farmaceutica SpA..............        48,000         645,694
  #Reno de Medici SpA, Milano.....       100,500         139,531
  *Rodriquez SpA..................        41,250               0

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                           SHARES           VALUE
                                           ------           -----
  #SAES Getters SpA...............        14,750    $    212,277
  #SAFILO SpA (Sta Azionaria
    Fabbrica Italiana Lavorazione
    Occhiali).....................       175,500       1,846,759
  SAIAG SpA (Industrie Articoli
    Gomma)........................        30,000         108,445
  *SISA (Societa Imballaggi
    Speciali Asti SpA)............        65,000          41,820
  SMI STA Metallurgica Italiana
    SpA...........................       565,280         314,885
  #SNIA SpA.......................       611,039       1,106,992
  *SOPAF (Societa Partecipazioni
    Finanziarie SpA)..............        85,000          38,858
  *Schiapparelli 1824 SpA,
    Milano........................        15,000           2,006
  Simint SpA......................        79,988         419,158
  Sogefi SpA......................       182,500         393,199
  Sta per la Condotte Acque
    Potabili SpA..................        14,000         145,186
  Stefanel SpA....................       180,800         192,855
  Terme Demaniali di Acqui SpA....        39,900          52,018
  *Tripcovich (D.) & Co. SpA
    Navigazione Rimorchi e
    Salvataggi Trieste............       113,898               0
  *Unione Manifatture SpA (In
    Liquidation)..................       156,000               0
  *Unipar (Unione Nazionale di
    Participazione SpA) (In
    Liquidation)..................       539,000               0
  Vianini Industria SpA...........        52,520         131,162
  #Vianini Lavori SpA.............       180,752         737,551
  Vittoria Assicurazioni SpA......        51,500         200,552
  Zucchi (Vincenzo) SpA...........        89,000         418,162
                                                    ------------
TOTAL -- ITALY
  (Cost $23,565,184)..............                    21,171,500
                                                    ------------
NETHERLANDS -- (7.8%)
COMMON STOCKS -- (7.8%)
  A.I.R. Holdings NV..............         1,119          25,956
  Aalberts Industries NV..........        25,017         483,931
  Accell Group NV.................         4,865          50,452
  *Atag Group NV..................         4,630           2,077
  Athlon Groep NV.................        34,250         385,633
  Batenburg Beheer NV.............         1,000          87,958
  *Begemann Groep NV..............        11,909          60,491
  *Begemann Groep NV Series B.....        13,451           6,491
  Boskalis Westminster NV.........        47,991       1,296,022
  *Creyf's SA.....................        18,064         344,079
  *Creyf's SA Strip VVPR..........        18,064             153
  Delft Instruments NV............        13,336          95,964
  *Econosto NV....................        17,305          96,689
  Eriks Group NV..................         8,000         218,415
  GTI Holding.....................        18,535         576,649
  Gamma Holding NV................        15,705         557,075
  *Gemeenschappeljk Bezit Crown
    van Gelder NV.................        12,000         104,128
  Geveke NV.......................         9,193         377,451
  Grolsche NV.....................        32,100         589,694
  Hollandsche Beton Groep NV......        60,669         857,719
  Internatio-Mueller NV...........        28,645         658,386
  #Kas-Associatie NV..............        42,888         693,475
  #Kempen & Co. NV................        22,081       1,551,525
  #Koninklijke Bam NV.............        25,037         419,673
  Koninklijke Frans Maas Groep
    NV............................        12,349         293,765

                                           SHARES           VALUE
                                           ------           -----
  Koninklijke Nedlloyd NV.........        23,472    $    461,992
  Koninklijke Ten Cate NV.........        10,204         253,104
  Koninklijke Ubbink NV...........         1,500          44,445
  MacIntosh NV....................        15,590         211,828
  NBM-Amstelland NV...............        59,684         768,004
  Nagron Nationaal Grondbezit
    NV............................        16,122         381,472
  Nederlandsche
    Apparatenfabriek..............        14,000         180,742
  *Nh Hotels......................        21,703         251,711
  Polynorm NV.....................         3,927         188,165
  Reesink NV......................         2,050          85,038
  Roto Smeets de Boer NV..........         1,040          26,237
  Rubber Cultuur Maatschappij
    Amsterdam NV..................        40,800          70,807
  Samas-Groep NV, Zaandam.........        24,184         328,598
  Schuitema NV, Amersfoort........        34,200         505,223
  Schuttersveld NV................        20,596         251,077
  Smit International NV...........        19,643         377,481
  *Textielgroep Twenthe NV........         1,000          63,916
  Twentsche Kabel Holding NV......        17,751         521,452
  Unique International NV.........        11,094         191,124
  Van Der Mollen Holding NV.......        55,443       1,450,331
  *Vredestein NV..................        15,514          81,429
  Wegener Arcade NV ..............        70,830         605,620
                                                    ------------
TOTAL -- NETHERLANDS
  (Cost $10,078,989)..............                    17,133,647
                                                    ------------
SPAIN -- (6.5%)
COMMON STOCKS -- (6.5%)
  Ahorro Familiar SA..............         6,051         143,432
  #*Amper SA......................        56,800         303,898
  Azkoyen SA......................        52,500         335,558
  *BAMI SA (Inmobiliara de
    Construcciones y Terrenos)....        28,360          66,744
  Banco de Credito Balear SA......        35,424         374,860
  Banco de Galicia SA.............        75,500         878,843
  Banco de Valencia SA............       169,455       1,286,793
  Banco de Vasconia SA............        89,000         605,017
  Banco Guipuzcoano SA............        21,194         322,959
  #Banco Zaragozano SA............       187,990       1,324,097
  Bodegas y Bebedas SA............        39,504         343,792
  *CAF (Construcciones y Auxiliar
    de Ferrocarriles SA)..........         7,500         178,414
  *CINSA (Compania de Inversiones
    SA)...........................         1,400           4,148
  Campofrio Alimentacion SA.......        69,600         712,946
  #*El Aguila SA..................        65,332         339,038
  *Elecnor SA.....................         6,100         356,321
  #Empresa Nacional de Celulosa
    SA............................         9,840         130,868
  Energia e Industrias Aragonesas
    SA............................        12,340          48,055
  *Ercros SA......................        48,518          17,662
  Espanola del Zinc SA............        29,250          54,229
  *Estacionamientos Urbanos SA....         4,200               0
  *Europistas Concesionaria
    Espanola SA...................       174,940         857,491
  *Filo SA........................        82,733          89,650
  #*Grupo Picking Pack SA.........        87,465         154,014
  Hullas del Coto Cortes..........         8,666          63,826
  #Iberica de Autopistas SA
    Concesionaria de Estado
    Iberpistas....................       135,210         947,766
  Inbesos SA......................         8,050          18,332

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                           SHARES           VALUE
                                           ------           -----
  *Indo Internacional SA..........        33,600    $     77,085
  Inmobiliaria del Sur SA.........         1,656          84,115
  #*Inmobiliaria Urbis SA.........        74,582         282,230
  Koipe SA, San Sebastian.........        16,800         289,140
  *LSB (La Seda de Barcelona SA)
    Series B......................        25,200          57,174
  Lingotes Especiales SA..........        22,080          71,404
  Marco Iberica Distribucion de
    Ediciones Midesa..............         5,600          66,134
  Nicolas Correa SA...............        15,750          37,334
  *Nueva Montana Quijano SA Series
    B.............................        80,500          19,763
  Obrascon Huarte Lain SA.........        53,992         287,960
  Papelera de Navarra SA..........         6,000          86,350
  Pescanova SA....................        22,375         292,274
  Portland Valderrivas SA.........        18,225         396,518
  Prosegur Cia de Seguridad SA....         7,000          90,371
  *Radiotronica SA................        10,575         116,292
  Reno de Medici SpA..............       147,140         198,057
  *Tableros de Fibras SA Series
    B.............................         8,560          52,393
  *Tavex Algodonera SA............        26,400          63,025
  Uniland Cementera SA............         5,750         260,669
  #Unipapel SA....................        20,968         266,263
  Uralita SA......................       101,725         529,620
  Vidrala SA, Alava...............        47,040         279,953
  #Viscofan Industria Navarra de
    Envolturas Celulosicas S.A....        97,492         387,908
                                                    ------------
TOTAL COMMON STOCKS
  (Cost $12,928,650)..............                    14,250,785
                                                    ------------
RIGHTS/WARRANTS -- (0.0%)
  *La Seda de Barcelona SA Rights
    (06/12/01)
    (Cost $0).....................        25,200             213
                                                    ------------
TOTAL -- SPAIN
  (Cost $12,928,650)..............                    14,250,998
                                                    ------------
SWEDEN -- (5.9%)
COMMON STOCKS -- (5.9%)
  *Active I Malmoe AB Series A....         4,160          39,364
  *Active I Malmoe AB Series B....         4,160          41,275
  *Alfaskop AB....................         3,200           5,145
  #*Allgon AB Series B............        65,400         339,467
  Angpannefoereningen AB Series
    B.............................        10,800         145,852
  Arkivator AB....................         3,600          29,435
  Avesta Polarit..................        83,700         254,521
  *Axfood AB......................        28,200         208,553
  B & N Bylock & Nordsjoefrakt AB
    Series B......................        41,800          49,922
  Beiger Electronics AB...........        11,700          88,139
  Beijer AB Series B..............        11,700          73,091
  Beijer Alma AB Series B.........        10,400          79,302
  Bergman & Beving AB Series B....        12,800         149,343
  *Biacore International AB.......         4,650         173,013
  *Biora AB.......................         6,200           8,316
  Bong Ljungdahl AB...............         6,000          61,736
  Boras Waefveri AB Series B......         8,600          37,094
  Capona AB.......................        19,000         101,240
  Carbo AB........................        15,800         248,213
  Castellum AB....................        24,000         235,921
  Catena AB Series A..............        66,700         422,810

                                           SHARES           VALUE
                                           ------           -----
  Cloetta AB Series B.............         1,400    $     17,749
  Concordia Maritime AB Series
    B.............................        37,300          66,136
  *Doro AB........................         2,900           4,236
  *Elekta AB......................        14,100          97,152
  Enea Data AB Series B...........       220,000         119,246
  *Epsilon AB Series B............         4,300          20,147
  Esselte AB Series A.............        40,100         230,248
  Esselte AB Series B.............        34,500         199,678
  Fagerhult AB....................         2,900          25,044
  *Fagerlid Industrier AB.........         8,600          12,878
  Fastighets AB Tornet............        14,100         188,475
  *Fastighits AB Celtica..........         5,800          38,365
  Finnveden AB....................        18,100         128,870
  *Firefly AB.....................         8,400           4,630
  #*Frontec AB Series B...........        18,200          20,399
  #Garphyttan Industrier AB.......        39,000         308,130
  Getinge Industrier AB Series
    B.............................        44,151         766,608
  Geveko AB Series B..............         8,300         109,040
  Gorthon Lines AB Series B.......        41,800          61,442
  Graenges AB.....................        19,400         283,380
  Gunnebo AB......................        10,900         100,138
  HL Display AB Series B..........         2,000          20,027
  Heba Fastighets AB Series B.....         4,300          23,110
  Hexagon AB Series B.............         3,572          48,567
  Hoeganges AB Series B...........        19,700         318,529
  *IBS AB Series B................        40,200          61,306
  #*Icon Medialab International
    AB............................        24,900           9,905
  Industrifoervaltnings AB
    Skandigen.....................        21,400          58,980
  *Information Highway AB.........        12,500           2,308
  *Intelligent Microsystems Data
    AB............................        22,800          16,757
  *Intentia International AB
    Series B......................        12,840         112,062
  Jacobson and Widmark AB.........        13,400         240,055
  Karlshamns AB...................        10,000          64,309
  *Klippans Finpappersbruk AB.....         5,800           9,858
  Lindex AB.......................        16,100         159,003
  Ljungberg Gruppen AB Series B...         3,800          32,467
  *Mandator AB....................        22,800           5,865
  *Matteus AB.....................        19,800          24,739
  *Medivir Series B...............         2,800          16,077
  Modul 1 Data AB.................         6,700           7,694
  Munksjo AB......................        20,800         121,341
  NCC AB Series B.................        10,300          76,173
  NH Nordiska Holding AB..........        17,000          18,741
  Nibe Industrier AB Series B.....         2,600          41,562
  Nobelpharma AB..................        45,460       1,532,732
  *Nolato AB Series B.............        30,600         133,532
  OEM International AB Series B...         7,100          75,011
  *Ortivus AB.....................         5,900          15,177
  PEAB AB Series B................        39,300         122,034
  Pandox Hotelfastigheter AB......        13,100         104,703
  Partnertech AB..................         3,800          26,532
  #*Perbio Science AB.............        19,100         237,762
  Platzer Bygg AB Series B........        36,000          52,255
  *Pricer AB Series B.............        65,000           9,435
  Rottneros Bruk AB...............       366,600         289,642
  Sardus AB.......................         3,000          14,745
  Scandiaconsult AB...............        57,200         197,060
  Scribona AB Series A............        40,100          55,259
  Scribona AB Series B............        31,700          43,684
  Semcon AB.......................         8,300          56,426
  #Sifo Group AB Em 00............       114,880         717,669

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                           SHARES           VALUE
                                           ------           -----
  Sigma AB Series B...............        17,200    $     90,859
  Spendrups Bryggeri AB Series
    B.............................        19,900          79,527
  #*Svedala Industri AB...........        60,000       1,000,457
  Svenska Handelsbanken Series
    A.............................             1              14
  Sweco AB Series B...............        23,450         161,575
  TV 4 AB Series A................         5,800         119,890
  *Ticket Travel Group AB.........         4,500           5,374
  Trelleborg AB Series B..........        55,800         420,357
  Wallenstam Byggnads AB Series
    B.............................        16,700          96,656
  Wedins Norden AB Series B.......        10,000          31,236
  Westergyllen AB Series B........         4,300          29,825
  Wihlborgs Fastigheter AB Series
    B.............................       165,400         230,967
  Wilh Sonesson AB Series A.......         4,160           5,924
  Wilh Sonesson AB Series B.......         4,160           6,229
                                                    ------------
TOTAL COMMON STOCKS
  (Cost $13,894,172)..............                    13,045,726
                                                    ------------
RIGHTS/WARRANTS -- (0.0%)
  *Wilh. Sonesson AB Series A
    Rights 06/25/01...............         4,160               0
  *Wilh. Sonesson AB Series B
    Rights 06/25/01...............         4,160             497
                                                    ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).......................                           497
                                                    ------------
TOTAL -- SWEDEN
  (Cost $13,894,172)..............                    13,046,223
                                                    ------------
NORWAY -- (3.7%)
COMMON STOCKS -- (3.7%)
  Aker Maritim ASA................        44,230         393,239
  Arendals Fosse Kompani ASA......           100           4,713
  Avantor Financial Corp..........        13,270          78,180
  Awilco ASA Series A.............        50,950          88,414
  Blom ASA........................         7,970           9,903
  Bonheur ASA.....................         9,800         215,199
  *Braathens S.A.F.E. ASA.........        19,320          61,051
  *C. Tybring-Gjedde ASA..........        14,880           5,101
  *Choice Hotel Scandinavia ASA...        27,740          89,143
  *Corrocean ASA..................        15,700          14,799
  *Den Norske Oljeselkapet........        36,420          66,321
  *Det. Sondenfjelds-Norske
    Dampskibsselskab ASA Series
    A.............................        47,130         185,783
  *EDB Elektronisk Data Behandling
    ASA...........................        54,917         470,606
  Ekornes ASA.....................        28,690         192,075
  Elkem ASA.......................         9,850         163,014
  *Eltek ASA......................         3,180          15,669
  *Exense ASA.....................         1,317             494
  Farstad Shipping ASA............        41,190         174,281
  *Fred Olsen Energy ASA..........         7,800          59,322
  Ganger Rolf ASA.................         5,490         122,320
  *Gresvig ASA....................         4,590           5,408
  #Hafslund ASA...................        58,700         238,308
  *Hydralift AS...................        15,540         124,846
  *Industrifinans Naeringseiendom
    ASA...........................         7,582          11,370
  *Infocus Corp...................        10,455         173,027
  *Kenor ASA......................        39,200          13,437
  *Kongsberg Gruppen ASA..........        25,800         281,891
  *Kvaerner ASA...................        11,200          78,582
  *Kverneland ASA.................         8,800          75,411
  *Leif Hoegh & Co. ASA...........        31,175         237,097

                                           SHARES           VALUE
                                           ------           -----
  *Merkantildata ASA..............        24,401    $     40,514
  Moelven Industrier ASA..........        55,578          65,487
  Nera ASA........................       111,753         337,574
  *Nordic Vlsi....................         5,000          39,098
  Nordlandsbanken ASA.............         5,830         131,144
  #*Ocean Rig ASA.................        52,476         233,276
  Odfjell ASA Series A............        14,510         219,153
  *Olav Thon Eiendomsselskap
    ASA...........................         8,320         151,507
  *Petrolia Drilling ASA..........        26,706          17,765
  *Prosafe ASA....................        23,630         301,212
  Reitan Narvesen Asa.............        45,500         263,188
  Rieber and Son ASA Series A.....        23,584         128,839
  *Scana Industrier ASA...........        74,400           9,245
  Schibsted ASA...................        28,800         285,361
  *Sensonor ASA...................        23,969          23,749
  *Sinvest Asa....................        15,540          17,811
  Smedvig ASA Series A............        57,680         525,176
  *Spcs-Gruppen ASA...............        48,120          67,009
  Steen and Stroem ASA............        19,512         240,359
  *Stento Asa.....................         1,225          15,484
  *Tandberg ASA...................        35,240         447,317
  *Tandberg Data ASA..............        35,250          49,842
  *Tandberg Television ASA........        47,030         405,538
  *Tgs-Nopec Geophysical Co.
    ASA...........................         3,100          46,157
  *Unit 4 Agresso NV..............         4,620          63,345
  *Unitor ASA.....................        15,220          85,592
  Veidekke ASA....................        15,936          84,498
  #Visual Management Applications
    ASA...........................        14,270          97,828
  Wilhelmshaven (Wilhelm), Ltd.
    ASA...........................        12,800          89,808
                                                    ------------
TOTAL COMMON STOCKS
  (Cost $8,867,864)...............                     8,131,880
                                                    ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Norwegian Krone
    (Cost $51,428)................                        51,888
                                                    ------------
TOTAL -- NORWAY
  (Cost $8,919,292)...............                     8,183,768
                                                    ------------
DENMARK -- (3.5%)
COMMON STOCKS -- (3.5%)
  AS Dampskibsselsk Torm..........        12,700          85,209
  Aarhus Oliefabrik A.S. Aeries
    A.............................         1,600          33,478
  Alm Brand A.S. Series B.........         6,540         109,326
  Amagerbanken A.S................         1,050          58,508
  Amtssparekassen Fyn A.S.........           968          52,948
  Bang & Olufsen Holding A.S.
    Series B......................         8,567         197,766
  Brodrene Hartmann A.S. Series
    B.............................         2,865          45,938
  *Bryggerigruppen A.S............         2,072          57,963
  Christian Hansen Holding A.S.
    Series B......................         6,720         197,923
  Codan A.S.......................         8,000         127,364
  Coloplast A.S. Series B.........         4,374         204,929
  D'Hooge Schouw NV...............         2,000          92,111
  DFDS A.S., Copenhagen...........         4,000          60,498
  Dalhoff, Larsen & Hornemann A.S.
    Series B......................           670          15,162
  Dampskibsselskabet Norden
    A.S...........................         1,770          61,390
  *Dansk Data Elektronik A.S......           280           2,707

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                           SHARES           VALUE
                                           ------           -----
  Danske Traelastkompagni A.S.....        15,930    $    201,079
  *East Asiatic Co., Ltd..........        15,633         360,882
  *Edb Gruppen A.S................         1,810          20,171
  FLS Industries..................        39,980         427,364
  Fimiston Resources & Technology
    Ltd...........................           400           3,457
  Fluegger A.S. Series B..........         1,638          29,244
  *Foras Holding A.S. Series A....         7,082          34,630
  Forstaedernes Bank..............         1,250          27,008
  *Forstaedernes Bank Issue 01....           500          12,509
  Glunz & Jensen A.S..............         1,470          30,926
  Henriksen Og Henriksen Holding
    A.S. Series B.................           770          71,363
  Hoejgaard Holding A.S. Series
    B.............................         1,700          30,351
  *I-Data International A.S.......         2,327          19,185
  IC Co. A.S......................         3,510          23,949
  *Incentive A.S..................         3,575          18,294
  Jamo A.S........................         1,000          33,319
  *Junckers (F.) Industrier
    A.S...........................           860           8,802
  *Jyske Bank A.S.................        10,960         230,574
  *Kjobenhavns Sommer Tivoli
    A.S...........................           190          32,140
  Koebenhavns Lufthavne...........         6,900         537,486
  Korn-Og Foderstof Kompagnet
    A.S...........................         8,498         146,888
  *NTR Holdings A.S...............         1,130          10,023
  Naestved Diskontobanken.........           230          19,747
  #*Neg Micon A.S.................        11,348         514,896
  *Neurosearch A.S................         6,650         167,125
  Nordiske Kabel-Og Traadfabrikker
    Holding A.S...................        18,215         248,564
  Nordvestbank....................           250          20,668
  Per Aarsleff A.S. Series B......         1,545          40,058
  *Pharmexa A.S...................         1,351          23,352
  Radiometer A.S. Series B........         5,373         115,480
  *Ringkjoebing Landbobank........           170          52,196
  Rockwool, Ltd...................         3,820          56,472
  Sanistal A.S. Series B..........           936          28,739
  Sas Danmark A.S.................        34,300         312,041
  Satair A.S......................         1,350          33,774
  *Simcorp A.S....................         1,565          76,882
  *Sjaelso Gruppen A.S............           714          30,448
  *Sondagsavisen A.S..............         7,352          47,655
  Sophus Berendsen A.S............        14,520         389,678
  Spar Nord Holding...............         3,623         145,024
  Sparkasse Regensburg............        10,590         243,262
  Sydbank A.S.....................         2,582         128,605
  TK Development..................         9,745         329,683
  *Topdanmark A.S.................        25,360         670,501
  VT Holdings Shares A............            44           1,351
  VT Holdings Shares B............         3,086          80,714
  Vest-Wood A.S...................         4,092         120,986
  Wessel & Vett Magasin du Nord
    A.S. Series C.................         2,102         117,844
                                                    ------------
TOTAL COMMON STOCKS
  (Cost $8,422,407)...............                     7,728,609
                                                    ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Danish Krone
    (Cost $56,642)................                        56,677
                                                    ------------
TOTAL -- DENMARK
  (Cost $8,479,049)...............                     7,785,286
                                                    ------------

                                           SHARES           VALUE
                                           ------           -----

FINLAND -- (3.4%)
COMMON STOCKS -- (3.4%)
  Alandsbanken AB Series B........         1,700    $     23,027
  *Aldata Solutions Oyj...........         7,690          26,366
  *Alma Media Oyj.................         1,074          18,184
  Amer-Yhtymae Oyj Series A.......        17,020         389,032
  *Benefon Oy.....................         1,900           5,630
  *Capman Oyj Series B............        12,485          24,310
  *Conventum Oyj..................        14,280          22,969
  *Elcoteq Network Corp...........         2,200          14,713
  *Eq Online Oyj..................         7,100           6,011
  *Evox Rifa Group Oyj............        51,210           6,503
  Finnair Oyj.....................        77,910         320,547
  #Finnlines Oyj..................        18,280         325,290
  *Finvest Oyj....................        51,210           6,503
  Fiskars Oy AB Series A..........         8,550          63,696
  HK Ruokatalo Oy Series A........        11,400          19,784
  Instrumentarium Oy..............        27,200         768,630
  *Jippii Group Oyj...............         8,142          19,231
  *Jot Automation Group Oyj.......        20,850           9,355
  KCI Konecranes International
    Oyj...........................        13,800         374,429
  Kemira Oyj......................       118,400         601,402
  Kone Corp.......................         4,980         337,273
  Laennen Tehtaat Oy..............         3,930          38,194
  Lasslla and Tikanoja Oyj........        11,970         240,669
  Lemminkainen Oy.................        13,100         139,734
  Martela Oy......................           530          10,995
  Metsaemarkka Oyj Series B.......           700           2,370
  New Kyro Corp. Oyj..............        36,470         141,713
  Nokian Renkaat Oyj..............         9,700         188,787
  Nordic Aluminium Oy.............         1,900          11,275
  Novo Group Oyj..................        31,600          93,630
  #Okobank Class A................        31,940         343,670
  Olvi Oyj Series A...............           410           6,456
  Oy Stockmann AB Series B........        24,300         208,185
  PK Cables Oyj...................         4,760          27,805
  Partek Oyj......................        44,870         429,616
  *Perlos P.L.C. Warrants
    04/04/04......................         6,237          59,136
  *Polar Real Estate Corp. Series
    K.............................       126,010          33,070
  Ponsse Oyj......................         4,900          40,237
  Raisio Group P.L.C. Series V....       118,423         141,357
  Rakentajain Koneuvokrammo Oy....         5,700          18,481
  Rautaruukki Oy Series K.........        16,600          56,774
  Rocla Oy........................         1,300           7,264
  Sampo Insurance Co., Ltd........           810           6,891
  *Silja Oy AB Series A...........        44,020          37,266
  *Sponda Oyj.....................         9,837          42,221
  *Stonesoft Corp.................        11,279          24,348
  *Talentum Oyj...................        18,300         105,347
  Tamro Oyj.......................       105,620         287,021
  *Tecnomen Holding Oyj...........        36,470          72,555
  *Teleste Corp. Oyi..............         1,996          19,854
  Uponor Oyj Series A.............        32,500         473,231
  Vaisala Oy Series A.............        12,650         321,273
  Viking Line AB..................         3,240          54,858
  Yit-Yhtymae Oyj.................        26,854         298,949
                                                    ------------
TOTAL -- FINLAND
  (Cost $8,495,704)...............                     7,366,117
                                                    ------------

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                           SHARES           VALUE
                                           ------           -----
BELGIUM -- (3.0%)
COMMON STOCKS -- (3.0%)
  *Abfin SA.......................         2,560    $          0
  *Afrifina.......................         3,480         238,630
  BMT NV..........................         2,040         144,204
  Banque Nationale de Belgique....           710         870,340
  Belge des Betons................           425         170,829
  Brederode SA....................         2,610          55,128
  CFE (Compagnie Francois
    d'Entreprises)................         2,080         428,065
  CMB (Cie Martime Belge).........           500          30,921
  Carrieres Unies Porphyre........            20          16,610
  *Chimique et Metallurgique
    Campine, Beerse...............           370          25,027
  Cie Auxiliaire des Mines
    Auximines.....................           544         254,675
  *Cie Auxiliaire des Mines
    Auximines Strip VVPR..........           136             231
  City Hotels SA..................         1,290          57,880
  Cofinimmo SA....................         4,763         362,898
  Commerciale de Brasserie SA
    COBRHA........................           115          37,774
  Creyf's SA......................        20,168         384,156
  *Creyf's SA Interim Strip
    VVPR..........................         4,526              38
  Deceuninck SA...................        63,700         916,748
  Engrais Rosier SA...............           655          42,364
  *Finspa.........................           325               0
  Floridienne NV..................         2,033         125,294
  Glaces de Charleroi.............            70         216,298
  Glaverbel SA....................           400          30,189
  *Ibel (Nouvelle)................         2,655         190,375
  Immobel (Cie Immobiliere de
    Belgique SA)..................        10,600         435,221
  *Intercomfina SA................        11,000              93
  Koramic Building Products SA....           700          22,519
  Metiers Automatiques Picanol....           403         112,926
  *PCB SA Bruxelles...............         5,030           5,834
  *Papeteries de Catala SA........           315          31,733
  Plantations Nord-Sumatra SA.....           650          83,641
  Recticel SA.....................         8,450          67,958
  SABCA (Sa Belge de Constructions
    Aeronautiques)................         4,280         123,192
  *SCF SA.........................         2,470          13,592
  *SCF SA Strip VVPR..............         2,470               0
  SIPEF (Societe Internationale de
    Plantations & de Finance),
    Anvers........................         1,545          80,439
  *Sait Radioholland..............         6,088          84,009
  Sapec SA........................         3,635         147,709
  *Sapec SA VVPR..................            75              33
  Sidro...........................         4,040         318,072
  Sioen Industries................         1,400          17,162
  *Spector Photo Group SA.........         3,688          26,070
  Surongo SA......................            20           4,148
  #Telindus Group SA..............        17,240         142,300
  *Ter Beke NV....................         2,212          68,912
  UNIBRA..........................         1,600          94,816
                                                    ------------
TOTAL COMMON STOCKS
  (Cost $6,646,671)...............                     6,479,053
                                                    ------------

                                           SHARES           VALUE
                                           ------           -----

RIGHTS/WARRANTS -- (0.0%)
  *Creyf's SA NPV Rights
    06/20/01......................        20,168    $          0
  *Creyf's SA Rights 06/18/01.....        20,168               0
  *Ter Beke NV Bonus Rights
    12/01/01......................         2,212           1,873
                                                    ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).......................                         1,873
                                                    ------------
TOTAL -- BELGIUM
  (Cost $6,646,671)...............                     6,480,926
                                                    ------------
AUSTRIA -- (2.1%)
COMMON STOCKS -- (2.1%)
  Allgemeine Sparkasse
    Baugesellschaft...............           670          62,109
  *Auricon Jenbacher Holding AG...         1,430               0
  *Austria Haustechnik AG.........         2,800          43,852
  #Austrian
    Airlines/Oesterreichische
Luftverkehrs-Aktiengesellschaft...        27,880         269,066
  BBAG Oesterreichische Brau-
    Beteiligungs..................         7,084         259,074
  BWT AG..........................        13,530         383,711
  Bank Fuer Kaernten und
    Steiermark AG.................           520          39,399
  Bau Holding AG..................         4,980         132,759
  Bohler Uddeholm AG..............         9,020         335,986
  Brau Union Goess-Reinighaus
    AG............................         8,200         302,804
  *Ca Immobilien Invest AG........           737          10,395
  *Constantia-Iso Holding AG......        15,000          95,239
  *Die Erste Immobilien AG........         1,244         147,175
  Flughafen Wien AG...............        12,730         412,213
  *Immofinanz Immobilien Anlagen
    AG............................        91,740         408,513
  Jenbacher AG....................         7,860          96,151
  Leipnik-Lundenburger Industrie
    AG............................           300          13,460
  *Lenzing AG.....................         3,013         210,434
  *Manner (Josef) & Co. AG........           870          17,308
  Mayr-Melnhof Karton AG..........         9,840         435,504
  Oberbank AG.....................         3,234         190,551
  *Readymix Kies-Union AG.........           500          25,397
  Rhi AG, Wien....................        16,334         318,040
  Rosenbauer International AG.....           850          14,140
  Ubm Realitaetenentwicklung AG...           360          21,638
  Va Technologie AG...............         6,807         219,267
  *Vogel and Noot Waermetechnik
    AG............................         1,700           8,923
  Wolford AG......................         4,100          61,852
                                                    ------------
TOTAL -- AUSTRIA
  (Cost $5,336,752)...............                     4,534,960
                                                    ------------
IRELAND -- (1.9%)
COMMON STOCKS -- (1.9%)
  Abbey P.L.C.....................        19,319          60,513
  Anglo Irish Bank Corp. P.L.C....       197,604         751,111
  *Arcon International Resources
    P.L.C.........................       143,750           7,302
  Ardagh P.L.C....................        13,676          16,787
  Arnotts P.L.C...................         8,811          55,197
  Barlo Group P.L.C...............       115,775          79,389
  *Dragon Oil P.L.C...............       104,167          55,556
  *Dunloe Ewart P.L.C.............       235,918          73,897
  Fyffes P.L.C....................       195,858         203,943
  Glanbia P.L.C...................       175,508         139,665
  Golden Vale P.L.C...............       108,124         136,386
  Green Property Co...............        75,732         500,076
  Greencore Group P.L.C...........       134,790         290,978

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                           SHARES           VALUE
                                           ------           -----
  Heiton Holdings P.L.C...........        33,002    $     93,594
  IAWS Group P.L.C................        59,457         380,025
  IFG Group P.L.C.................        16,604          42,872
  IWP International P.L.C.........        39,611          59,354
  Irish Continental Group
    P.L.C.........................        15,838          75,084
  Jurys Hotel Group P.L.C.........        40,376         299,084
  Kingspan Group P.L.C............       114,417         390,353
  Ryan Hotels P.L.C...............        41,481          32,307
  United Drug P.L.C...............        17,284         186,559
  Waterford Wedgwood P.L.C........       220,752         201,832
                                                    ------------
TOTAL -- IRELAND
  (Cost $4,082,757)...............                     4,131,864
                                                    ------------
EMU -- (1.2%)
INVESTMENT IN CURRENCY -- (1.2%)
  *Euro Currency..................                     2,652,995
                                                    ------------
GREECE -- (1.1%)
COMMON STOCKS -- (1.1%)
  Aegek...........................        14,377          42,599
  *Agricultural Life Insurance
    S.A...........................           790          11,022
  Agrotiki Insurance S.A..........         2,278          36,101
  Aktor S.A.......................         9,900          58,500
  Alfa-Beta Vassilopoulos S.A.....         1,762          16,438
  Alpha Leasing...................         5,400          37,669
  Alte Technological Co. S.A......         3,815          20,411
  Altec Information &
    Communication Systems S.A.....        11,826          37,843
  Aluminum of Attica S.A..........        15,098          51,382
  *Anek Lines S.A.................        10,044          19,132
  *Arcadia Metal Industry C. Rokas
    S.A...........................         3,697          25,601
  *Aspis Bank.....................         4,655          30,344
  Aspis Pronia General Insurance
    S.A...........................         6,189          26,092
  Athens Medical Center S.A.......        13,484          47,259
  *Attica Enterprises S.A.
    Holdings......................        11,313          76,618
  Atti-Kat S.A....................         5,940          11,314
  *Avax S.A. Construction Co......         4,080          35,922
  Bank of Attica S.A..............         7,487          31,564
  Chipita S.A.....................         6,672          40,668
  Delta Dairy S.A.................         2,610          15,555
  Egnatia Bank S.A................        15,332          53,995
  Elais Oleaginous Production
    S.A...........................         2,434          40,510
  *Esha...........................           800          17,432
  Ethniki General Insurance Co....         6,455          59,783
  *Fourlis S.A....................         4,674          39,094
  *Frigoglass S.A.................         7,200          26,697
  *General Construction Co.
    S.A...........................         4,989          33,535
  *General Hellenic Bank..........         4,832          37,225
  *Germanos S.A...................         7,110          83,786
  Goody's S.A.....................         2,930          33,337
  *Halkor S.A.....................        17,456          63,544
  *Hatziioannou S.A...............         7,300          23,237
  Hellas Can Packaging
    Manufacturers S.A.............         3,465          18,480
  Hellenic Biscuits Co. S.A.......         5,760          13,020
  *Hellenic Duty Free Shops
    S.A...........................         9,481         112,689
  *Hellenic Sugar Industry S.A....         5,547          34,092
  Hellenic Technodomiki S.A.......        18,000          99,353
  *Heracles General Cement Co.....         9,088         105,556
  *Hyatt Regency S.A..............        15,120          62,721
  Inform P. Lykos S.A.............         3,181          36,839

                                           SHARES           VALUE
                                           ------           -----

  *Intrasoft S.A..................         8,692    $     57,101
  Karelia Cigarette Co............           496          22,406
  *Kathimerini S.A................         3,060          16,942
  *Kekrops Hotel Touristing
    Building......................           564          20,235
  Klonatex S.A....................         5,635          20,036
  Lavipharm S.A...................         7,072          18,320
  *Michaniki S.A..................        10,040          21,419
  *Minoan Lines S.A...............        12,766          38,258
  *Mytilineos Holdings S.A........         7,293          42,354
  N.B.G. Real Estate Development
    Co............................        19,634         100,726
  *Naoussa Spinning Mills S.A.....         9,355          26,610
  National Investment Bank for
    Industrial Development........         4,032          37,888
  *Pegasus Publishing & Printing
    S.A...........................         8,430          18,769
  Petzetakis S.A..................         4,060          20,966
  *Sarantis S.A...................         6,804          18,778
  Silver & Baryte Ores Mining Co.
    S.A...........................         2,694          47,210
  Spyroy Agricultural House
    S.A...........................         4,998          16,840
  *Strintzis Shipping Lines
    S.A...........................        18,900          29,280
  TEB S.A. (Volos Technical
    Co.)..........................         6,348          16,982
  *Technical Olympic S.A..........        22,500          51,429
  *Themeliodomi...................         5,562          24,296
  Tiletipos S.A...................         5,622          25,225
  *Unisystems S.A.................         6,800          22,566
                                                    ------------
TOTAL -- GREECE
  (Cost $2,387,847)...............                     2,381,595
                                                    ------------
UNITED KINGDOM -- (0.2%)
COMMON STOCKS -- (0.2%)
  Hilton Group P.L.C..............        33,039         111,055
  *Tullow Oil P.L.C...............       212,968         287,539
                                                    ------------
TOTAL -- UNITED KINGDOM
  (Cost $302,750).................                       398,594
                                                    ------------
UNITED STATES -- (0.1%)
COMMON STOCKS -- (0.1%)
  *National Oilwell, Inc..........         4,798         129,354
  *Sanmina Corp...................         7,728         187,404
                                                    ------------
TOTAL -- UNITED STATES
  (Cost $221,793).................                       316,758
                                                    ------------

                                         FACE
                                        AMOUNT
                                        ------
                                         (000)
TEMPORARY CASH INVESTMENTS --
  (2.8%)
  Repurchase Agreement, PNC
    Capital Markets Inc. 3.80%,
    07/02/01 (Collateralized by
    U.S. Treasury Bills 10.375%,
    11/15/09, valued at
    $6,300,788) to be repurchased
    at $6,208,966.
    (Cost $6,207,000).............    $    6,207    $  6,207,000
                                                    ------------
TOTAL INVESTMENTS - (100.0%)
  (Cost $208,599,928)++...........                   219,548,087
                                                    ============

----------------------------------------------------------------
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $208,600,260.

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                            SHARES           VALUE+
                                                            ------           ------
JAPAN -- (96.3%)
COMMON STOCKS -- (95.5%)
 *ASK Corp., Yokohama..................................      64,000    $     64,710
 Achilles Corp.........................................     549,000         763,249
 Aica Kogyo Co., Ltd...................................     164,000         994,916
 *Aichi Corp...........................................      57,000          88,507
 *Aichi Machine Industry Co., Ltd......................     157,000         297,641
 Aichi Steel Works, Ltd................................     292,000         856,721
 Aichi Tokei Denki Co., Ltd............................      67,000         162,100
 Aida Engineering, Ltd.................................     160,000         690,432
 *Aim Services Co., Ltd................................       2,000          20,764
 Airport Facilities Co., Ltd...........................      40,700         145,133
 *Aisan Industry Co., Ltd..............................      23,000         139,116
 *Akai Electric Co., Ltd...............................     363,000           3,277
 Akebono Brake Industry Co., Ltd.......................     141,000         269,854
 *Aloka Co., Ltd.......................................      13,000         110,552
 Amada Sonoike Co., Ltd................................     191,414         487,300
 *Amatsuji Steel Ball Manufacturing
   Co., Ltd............................................      12,000         105,081
 Ando Corp.............................................     120,000         216,663
 *Ando Electronic Co., Ltd.............................      10,000          99,304
 Anest Iwata Corp......................................      74,000          96,866
 *Anrakutei Co., Ltd...................................       4,000          25,277
 *Aoi Advertising Promotion Inc........................       6,000          62,236
 *Aoki Corp............................................      70,000          22,750
 Aoki International Co., Ltd...........................      74,200         211,672
 *Apic Yamada Corp.....................................       3,000          21,125
 *Arabian Oil Co., Ltd.................................      48,300         455,656
 Arai-Gumi, Ltd........................................      49,300          45,841
 Araya Industrial Co., Ltd.............................      84,000          71,282
 *Argo 21 Corp.........................................       4,000         108,693
 Asahi Denka Kogyo KK..................................     169,000       1,264,779
 Asahi Diamond Industrial Co., Ltd.....................      68,000         360,346
 Asahi Kogyosha Co., Ltd...............................      48,000         107,031
 Asahi Optical Co., Ltd................................     102,000         247,700
 Asahi Organic Chemicals Industry Co., Ltd.............     259,000         729,504
 *Asahi Tec Corp.......................................      86,000         112,574
 Asanuma Corp..........................................     145,000         183,261
 Ashimori Industry Co., Ltd............................      84,000         147,114
 *Asia Securities Printing Co., Ltd....................       8,000          73,954
 *Asics Corp...........................................     333,000         312,645
 Azel Corp., Tokyo.....................................      89,000         162,299
 Bando Chemical Industries, Ltd........................     213,000         382,654
 Bank of Okinawa, Ltd..................................      19,300         392,896
 *Bank of the Ryukyus, Ltd.............................      23,980         331,218
 *Bull Dog Sauce Co., Ltd..............................       9,000          48,993
 Bunka Shutter Co., Ltd................................     134,000         262,505
 CKD Corp..............................................     113,000         854,861
 *Cabin Co., Ltd.......................................      67,000          59,880
 Calpis Co., Ltd.......................................      66,000         284,208
 Calsonic Corp.........................................     261,000         614,971
 Canon Electronics, Inc................................      25,000         261,350
 *Canon System & Support, Inc..........................      15,000         117,133
 *Catena Corp..........................................      18,000         173,059
 *Cats, Inc............................................       4,000         112,665
 Central Finance Co., Ltd..............................     180,000         536,241
 Central Glass Co., Ltd................................     184,000         887,018
 Cesar Co..............................................      79,000         145,489

                                                            SHARES           VALUE+
                                                            ------           ------

 *Chiba Kogyo Bank, Ltd................................      38,100    $    410,335
 Chino Corp............................................      70,000         149,768
 *Chisan Tokan Co., Ltd................................      64,000          47,377
 *Chiyoda Co., Ltd.....................................      24,000         105,081
 *Chiyoda Corp.........................................     226,000         171,380
 *Chofu Seisakusho Co., Ltd............................      25,000         270,603
 *Chori Co., Ltd.......................................     175,000         172,202
 Chuetsu Pulp and Paper Co., Ltd.......................     172,000         380,424
 Chugai Ro Co., Ltd....................................     139,000         383,981
 Chugoku Marine Paints, Ltd............................     111,000         215,444
 Chugokukogyo Co., Ltd.................................      45,000          60,936
 Chukyo Coca-Cola Bottling Co., Ltd....................      40,000         317,772
 Chukyo Sogo Bank, Ltd.................................     118,000         463,388
 *Chuo Paperboard Co., Ltd.............................      76,000          71,354
 Chuo Spring Co., Ltd., Nagoya.........................      99,000         322,638
 Cleanup Corp..........................................      41,000         177,664
 *Co-Op Chemical Co., Ltd..............................      80,000          67,888
 *Computer Engineering & Consulting, Ltd...............       8,000         105,659
 *Copyer Co., Ltd......................................       8,000          24,555
 *Corona Corp..........................................      12,000         107,140
 D'urban, Inc..........................................     114,000         175,984
 Dai Nippon Toryo, Ltd.................................     193,000         285,742
 Dai-Dan Co., Ltd......................................      80,000         335,105
 Daido Hoxan, Inc......................................     196,000         775,003
 Daido Kogyo Co., Ltd..................................      60,000         124,581
 *Daido Steel Sheet Corp...............................      84,000         151,664
 Daidoh, Ltd...........................................      54,000         129,673
 Daihen Corp...........................................     205,000         329,418
 Daiho Corp............................................      96,000         116,998
 Daiichi Cement Co., Ltd...............................      33,000          46,176
 *Daiichi Chuo Kisen Kaisha............................     390,000         176,039
 Dai-Ichi Jitsugyo Co., Ltd............................      80,000         166,108
 *Dai-Ichi Katei Denki Co., Ltd........................      91,000          40,254
 Dai-Ichi Kogyo Seiyaku Co., Ltd.......................      47,000         133,654
 Daiken Corp...........................................     110,000         309,828
 Daiki Co., Ltd........................................      31,000         302,525
 *Daikyo, Inc..........................................     268,000         425,815
 Daimei Telecom Engineering Corp.......................      66,000         510,620
 Dainichiseika Colour & Chemicals Manufacturing Co.,
   Ltd.................................................     163,000         529,741
 *Dainippon Shigyo Co., Ltd............................      16,000          69,332
 Daiso Co., Ltd........................................     112,000         190,086
 *Daisue Construction Co., Ltd.........................     185,000          73,485
 Daisyo Corp...........................................      14,000         128,282
 Daito Woolen Spinning & Weaving Co., Ltd., Tokyo......      42,000          29,954
 Daiwa Danchi Co., Ltd.................................     202,000         379,304
 Daiwa Industries, Ltd.................................      42,000         106,165
 Daiwa Kosho Lease Co., Ltd............................     101,000         286,302
 *Daiwa Seiko, Inc.....................................     145,000         167,553
 Daiwabo Co., Ltd......................................     262,000         250,715
 *Daiwabo Info.........................................       9,000         115,373
 *Dantani Corp.........................................      68,000          36,833
 Danto Corp............................................      42,000         134,981
 Denki Kogyo Co., Ltd..................................      59,000         372,841
 Deodeo Corp...........................................      44,600         262,919
 Descente, Ltd.........................................     133,000         252,141

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Dia Kensetsu Co., Ltd................................      29,000    $     46,339
 *Diamond Computer Service Co., Ltd....................       8,000          70,777
 *Dijet Industrial Co., Ltd............................      34,000          47,882
 *Doshisha Co., Ltd....................................       5,000          85,762
 *Dynic Corp...........................................      52,000          66,190
 Eagle Industry Co., Ltd...............................      43,000         145,182
 *Eco-Tech Construction Co., Ltd.......................      23,000          22,840
 *Eiken Chemical Co., Ltd..............................       9,000          90,348
 *Elna Co., Ltd........................................       5,000          16,746
 *Enshu, Ltd...........................................      69,000          95,927
 Exedy Corp............................................      40,000         283,467
 *FDK Corp.............................................      94,000         975,886
 *First Baking Co., Ltd................................      67,000         142,140
 France Bed Co., Ltd...................................     193,000         599,362
 Fudo Construction Co., Ltd............................     201,000         212,303
 *Fuji Car Manufacturing Co., Ltd......................      36,000          33,474
 *Fuji Coca Cola Bottling Co., Ltd.....................      15,000         123,227
 Fuji Denki Reiki Co., Ltd.............................      81,800         264,368
 Fuji Kiko Co., Ltd....................................      51,000          93,463
 *Fuji Kisen Kaisha, Ltd...............................       8,000          15,744
 *Fuji Kosan Co., Ltd..................................     130,000         109,144
 Fuji Kyuko Co., Ltd...................................     107,000         347,744
 *Fuji Spinning Co., Ltd., Tokyo.......................     163,000          83,876
 Fujicco Co., Ltd......................................      19,000         231,558
 *Fujii & Co., Ltd.....................................      44,000             397
 *Fujiko Co., Ltd......................................      55,000          20,854
 Fujirebio, Inc........................................      75,000         457,023
 *Fujitsu Denso, Ltd...................................      12,000         140,939
 *Fujitsu Devices, Inc.................................       8,000         116,781
 *Fujitsu Kiden, Ltd...................................       4,000          19,752
 *Fujitsu Systems Construction, Ltd....................       4,000          38,999
 *Fujiya Co., Ltd......................................     190,000         391,077
 Fukuda Corp...........................................      65,000         156,674
 Fukushima Bank, Ltd...................................      90,000         264,058
 *Fukusuke Corp........................................      95,000         119,210
 *Furukawa Battery Co., Ltd............................      45,000         112,123
 Furukawa Co., Ltd.....................................     208,000         428,126
 *Fuso Lexel, Inc......................................       6,000          58,986
 Fuso Pharmaceutical Industries, Ltd...................      78,000         365,456
 *Ga-jo-en Kanko KK....................................      37,000               0
 *Gakken Co., Ltd......................................     158,000         219,660
 Gastec Service, Inc...................................      41,000         152,124
 *Geostar Corp.........................................       6,000          42,520
 Godo Shusei Co., Ltd..................................      74,000         148,306
 *Godo Steel, Ltd......................................     245,000         196,847
 *Goldwin, Inc.........................................      47,000          50,491
 Gourmet Kineya Co., Ltd...............................      31,000         225,564
 *Graphtec Corp........................................      39,000          53,516
 *Gun-Ei Chemical Industry Co., Ltd....................     164,000         236,885
 *Gunze Sangyo, Inc., Tokyo............................      90,000          82,874
 Hac Kimisawa Co., Ltd.................................      25,000         194,094
 *Hakone Tozan Railway Co., Ltd........................      52,000         126,748
 Hakuyosha Co., Ltd....................................      57,000         180,101
 *Hanwa Co., Ltd.......................................     405,000         405,837
 *Harashin Co., Ltd....................................         700           5,403
 Harima Chemicals, Inc.................................      37,000         137,951
 Hayashikane Sangyo Co., Ltd...........................     128,000         143,286
 *Hazama Corp..........................................      19,000           7,376
 Heiwado Co., Ltd......................................      49,000         340,612
 Hibiya Engineering, Ltd...............................      60,000         220,454
 Hisaka Works, Ltd.....................................      48,000         199,330

                                                            SHARES           VALUE+
                                                            ------           ------

 *Hitachi AIC, Inc.....................................      15,000    $    142,185
 *Hitachi Electronics Engineering Co., Ltd.............       7,000          41,139
 Hitachi Kiden Kogyo, Ltd..............................      20,000          67,527
 Hitachi Koki Co., Ltd.................................     111,000         342,707
 *Hitachi Kokusai Electric, Inc........................      44,000         340,016
 Hitachi Medical Corp..................................      28,000         290,689
 Hitachi Plant Engineering & Construction Co., Ltd.....     204,000         528,549
 Hitachi Powdered Metal Co., Ltd.......................      46,000         427,729
 *Hitachi Seiki Co., Ltd...............................     141,000         192,207
 *Hitachi Tool Engineering, Ltd........................       6,500          35,032
 Hochiki Corp..........................................      42,000         109,198
 *Hodogaya Chemical Co., Ltd...........................     100,000         150,761
 *Hohsui Corp..........................................      56,000          41,960
 Hokkai Can Co., Ltd., Tokyo...........................     116,000         237,715
 *Hokkaido Bank, Ltd...................................     100,000         120,067
 *Hokkaido Coca-Cola Bottling Co., Ltd.................      17,000         131,984
 Hokkaido Gas Co., Ltd.................................      87,000         151,583
 Hokko Chemical Industry Co., Ltd......................      41,000         111,410
 *Hoko Fishing Co., Ltd................................      79,000          51,349
 *Hokuriku Electric Industry Co., Ltd..................     112,000         192,108
 Hokuriku Electrical Construction Co., Ltd.............      36,000          89,048
 *Hokuriku Gas Co., Ltd................................      26,000          71,120
 Hokuriku Seiyaku Co., Ltd.............................      31,000         364,093
 *Hokushin Co., Ltd....................................      39,900          47,547
 Honen Corp............................................     128,000         217,241
 Horiba, Ltd...........................................      54,000         455,805
 Hosokawa Micron Corp..................................      40,000         229,302
 Howa Machinery, Ltd...................................     181,000         196,080
 *Ichida and Co., Ltd..................................      78,000          37,320
 Ichikawa Co., Ltd.....................................      49,000          99,972
 Ichiken Co., Ltd......................................      48,000          42,899
 Ichikoh Industries, Ltd...............................     141,000         260,943
 *Ichiyoshi Securities Co., Ltd........................      24,000          91,215
 Idec Izumi Corp.......................................      60,000         728,529
 Ihara Chemical Industry Co., Ltd......................      80,000         143,720
 Iino Kaiun Kaisha, Ltd................................     161,000         225,284
 *Ikegai Corp..........................................      90,000         108,061
 *Ikegami Tsushinki Co., Ltd...........................     102,000         209,946
 Inaba Denki Sangyo Co., Ltd...........................      22,000         237,932
 *Inaba Seisa Kusho Co., Ltd...........................       8,000         107,609
 Inabata and Co., Ltd., Osaka..........................      85,000         483,429
 Inageya Co., Ltd......................................      56,000         299,789
 Intec, Inc............................................      19,000         271,352
 *Inui Steamship Co., Ltd..............................      31,000          18,191
 *Iseki & Co., Ltd.....................................     322,000         229,645
 *Ishihara Sangyo Kaisha, Ltd..........................     193,000         306,650
 *Ishii Hyoki Co., Ltd.................................       3,000          89,103
 Ishii Iron Works Co., Ltd.............................      52,000          82,621
 *Ishikawa Seisakusho, Ltd.............................      75,000          57,551
 *Ishikawajima Transport Machinery Co., Ltd............       6,000          19,445
 Ishizuka Glass Co., Ltd...............................      49,000          92,452
 Itochu Fuel Corp......................................     192,000         717,587
 Itoki Crebio Corp.....................................      56,000         152,170
 *Iuchi Seieldo Co., Ltd...............................       4,000          57,416
 Iwasaki Electric Co., Ltd.............................     110,000         240,315
 *Iwatsu Electric Co., Ltd.............................     145,000         327,251
 *Izukyu Corp..........................................       2,200          40,715

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

                                                            SHARES           VALUE+
                                                            ------           ------
 Izumi Co., Ltd........................................      55,000    $    528,793
 *Izutsuya Co., Ltd....................................      70,000         102,373
 JGC Corp..............................................     146,000       1,028,065
 JMS Co., Ltd..........................................      59,000         212,519
 *Jac Holdings Co., Ltd................................       5,000          85,762
 *Jaccs Co., Ltd.......................................      79,000         226,792
 *Jamco Corp...........................................       5,000          18,100
 *Janome Sewing Machine Co., Ltd.......................     224,000         171,886
 Japan Aircraft Manufacturing Co., Ltd.................      70,000         149,768
 *Japan Aviation Electronics Industry, Ltd.............     130,000       1,023,371
 Japan Carlit Co., Ltd.................................      28,000         196,658
 *Japan Coated Paper Manufacturing Co., Ltd............     132,000          79,840
 Japan Digital Laboratory Co., Ltd.....................      28,100         358,952
 Japan Foundation Engineering Co., Ltd.................      49,200         183,438
 *Japan Kenzai Co., Ltd................................       4,000          19,861
 *Japan Metals & Chemicals Co., Ltd....................     201,000         241,335
 Japan Oil Transportation Co., Ltd.....................      45,000          73,124
 Japan Paperboard Industries Co., Ltd., Tokyo..........     127,000         240,767
 Japan Pulp and Paper Co., Ltd.........................      99,000         317,276
 *Japan Steel Works, Ltd...............................     338,000         338,698
 Japan Storage Battery Co., Ltd........................      63,000         224,652
 Japan Transcity Corp..................................      90,000         157,622
 Japan Vilene Co., Ltd.................................     101,000         241,624
 Japan Wool Textile Co., Ltd...........................      86,000         333,841
 Jastec Co., Ltd.......................................       3,000          96,415
 Jeol, Ltd.............................................      97,000         554,305
 *Joban Kosan Co., Ltd.................................     101,000         130,386
 *Joint Corp...........................................       5,000         117,359
 Joshin Denki Co., Ltd.................................      98,000         243,294
 *Jsp Corp.............................................       4,000          20,691
 *Jujiya Co., Ltd......................................     161,000          75,579
 Juken Sangyo Co., Ltd.................................      86,000         492,222
 Juki Corp.............................................     153,000         587,021
 K.R.S.Corp............................................       2,000          20,384
 *Kabuki-Za Co., Ltd...................................       5,000         171,525
 Kaga Electronics Co., Ltd.............................      19,000         229,843
 Kagawa Bank, Ltd......................................      68,350         370,840
 Kahma Co., Ltd........................................      46,000         220,093
 *Kakuei (L.) Corp.....................................     100,000             903
 Kamei Corp............................................      59,000         268,445
 Kanaden Corp..........................................      50,000         199,059
 Kanagawa Chuo Kotsu Co., Ltd..........................      90,000         422,493
 Kanamoto Co., Ltd.....................................      24,000         119,598
 *Kanematsu Corp.......................................     249,500         281,549
 Kanematsu Electronics, Ltd............................      38,000         166,722
 *Kanematsu-NNK Corp...................................      60,000          81,790
 *Kansai Kisen Kaisha..................................     184,000          69,765
 Kanto Auto Works, Ltd., Yokosuka......................      74,000         396,818
 Kanto Bank, Ltd.......................................      13,400         166,939
 Kanto Denka Kogyo Co., Ltd............................      83,000         295,221
 Kanto Natural Gas Development Co., Ltd................     104,000         556,751
 *Kanto Special Steel Works, Ltd.......................      84,000          51,566
 Kasei (C.I.) Co., Ltd.................................      46,000         141,192
 Kasumi Co., Ltd.......................................     132,000         521,941
 Katakura Chikkarin Co., Ltd...........................      17,000          51,566
 Katakura Industries Co., Ltd..........................      49,000         218,080

                                                            SHARES           VALUE+
                                                            ------           ------

 *Kato Sangyo Co., Ltd.................................      17,000    $     95,151
 *Kato Spring Works Co., Ltd...........................       8,000          19,861
 Kato Works Co., Ltd...................................      82,000         105,118
 Katsumura Construction Co., Ltd.......................      48,600          52,649
 Kawada Industries, Inc................................      76,000         146,825
 Kawai Musical Instruments Manufacturing Co., Ltd......      99,000         131,379
 *Kawashima Textile Manufacturers, Ltd.................     126,000         154,697
 *Kawasho Corp.........................................     222,000         238,492
 Kawasho Gecoss Corp...................................      52,000         139,892
 *Kawasumi Laboratories, Inc...........................       5,000          45,815
 Kayaba Industry Co., Ltd..............................     321,000         524,514
 Keihin Co., Ltd.......................................     100,000         129,998
 Keiyo Co., Ltd........................................     104,900         476,340
 Kentucky Fried Chicken Japan, Ltd.....................      10,000         106,526
 Key Coffee, Inc.......................................      16,000         184,597
 *Kimmon Manufacturing Co., Ltd........................      41,000          44,416
 Kimura Chemical Plants Co., Ltd.......................      27,000          58,255
 *Kinki Nippon Tourist Co., Ltd........................     133,000         328,985
 Kinki Sharyo Co., Ltd., Nagaokakyo....................     101,000         117,621
 Kinseki, Ltd..........................................      56,000         652,155
 *Kinsho-Mataichi Corp.................................      42,000          45,120
 *Kinugawa Rubber Industrial Co., Ltd..................      83,000          57,696
 Kioritz Corp..........................................      96,000         115,265
 Kishu Paper Co., Ltd..................................      63,000          94,980
 Kitagawa Iron Works Co., Ltd..........................     124,000         145,525
 Kita-Nippon Bank, Ltd.................................       6,806         349,605
 Kitano Construction Corp..............................     116,000         219,913
 Kitz Corp.............................................     234,000         335,882
 Koa Oil Co., Ltd......................................     132,000         331,278
 Koatsu Gas Kogyo Co., Ltd.............................      78,000         223,921
 *Kobe Kiito Co., Ltd..................................      53,000          18,660
 *Koito Industries, Ltd................................       8,000          20,366
 *Kokune Corp..........................................      42,000          28,437
 Kokusai Kogyo Co., Ltd................................      60,000         283,828
 Komai Tekko, Inc......................................      53,000         118,659
 *Komatsu Construction Co., Ltd........................      29,000          39,270
 *Komatsu Electronics Metals Co., Ltd..................      13,000          93,300
 *Komatsu Forklift Co., Ltd............................     153,000         222,377
 Komatsu Seiren Co., Ltd...............................      75,000         192,965
 Komatsu Zenoah Co.....................................      73,000         158,164
 Konishi Co., Ltd......................................      16,000         129,998
 *Kosaido Co., Ltd.....................................      10,000          94,609
 *Kosei Securities Co., Ltd............................     137,000         234,989
 Krosaki Corp..........................................      96,000         134,331
 Kumiai Chemical Industry Co., Ltd., Tokyo.............     153,000         240,333
 Kurabo Industries, Ltd................................     374,000         523,331
 Kuraya Sanseido, Inc..................................      56,950         517,208
 Kurimoto, Ltd.........................................     116,000         234,574
 Kyodo Printing Co., Ltd...............................      75,000         218,694
 Kyodo Shiryo Co., Ltd.................................     145,000         147,918
 Kyoei Sangyo Co., Ltd.................................      23,000          72,672
 Kyoei Tanker Co., Ltd.................................      53,000          52,631
 Kyokuto Kaihatsu Kogyo Co., Ltd.......................      38,300         155,591
 Kyokuyo Co., Ltd......................................     167,000         220,111
 *Kyoritsu Maintenance Co., Ltd........................       3,000          52,812
 Kyosan Electric Manufacturing Co., Ltd................      94,000         207,057
 Kyowa Leather Cloth Co., Ltd..........................      32,000         136,931

 122
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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Kyudenko Corp.........................................      68,000    $    217,313
 Kyushu Bank, Ltd......................................     146,000         411,226
 *Laox Co., Ltd........................................      16,000          62,832
 Life Corp.............................................      83,000         496,781
 MR Max Corp...........................................      56,300         170,774
 Maeda Road Construction Co., Ltd......................      20,000          85,582
 Maezawa Industries, Inc...............................      18,700         115,133
 *Maezawa Kaisei Industries Co., Ltd...................       7,600          70,668
 Magara Construction Co., Ltd..........................      61,000          72,690
 *Mars Engineering Corp................................       5,000         172,879
 *Marubun Corp.........................................       9,000         103,186
 Marudai Food Co., Ltd.................................     232,000         330,916
 Maruei Department Store Co., Ltd......................      72,000         174,847
 Maruetsu, Inc.........................................     106,000         296,648
 Maruha Corp...........................................     434,000         544,600
 Marusan Securities Co., Ltd...........................      67,000         295,772
 Maruwn Corp...........................................      44,000          75,471
 Maruyama Manufacturing Co., Inc.......................      73,000          89,626
 Maruzen Co., Ltd......................................     179,000         478,319
 Maruzen Showa Unyu Co., Ltd...........................     175,000         315,967
 Maspro Denkoh Corp....................................      16,000         148,775
 *Matsuda Sangyo Co., Ltd..............................       4,000          69,693
 Matsui Construction Co., Ltd..........................      40,000         106,526
 Matsuo Bridge Co., Ltd................................      37,000          71,815
 Matsuya Co., Ltd......................................      74,000         233,815
 *Matsuya Foods Co., Ltd...............................       8,000         100,026
 Matsuzakaya Co., Ltd..................................     123,000         294,255
 Meiden Engineering Co., Ltd...........................      31,000         161,477
 *Meidensha Corp.......................................     183,000         343,627
 Meiji Shipping Co., Ltd...............................      47,000          73,404
 Meiko National Securities Co., Ltd....................      84,500         167,061
 *Meisei Industrial Co., Ltd...........................      29,000          31,154
 Meito Sangyo Co., Ltd.................................      38,000         394,507
 *Meito Transportation Co., Ltd........................       5,000          49,381
 *Meiwa Trading Co., Ltd...............................      55,000          45,680
 Mercian Corp..........................................     109,000         264,699
 Mimasu Semiconductor Industry Co., Ltd................      17,000         214,704
 *Miroku Jyoho Service Co., Ltd........................       3,000          19,500
 Misawa Homes Co., Ltd.................................     108,000         305,170
 Misawa Resort Co., Ltd................................      40,000          88,471
 *Misawavan Corp.......................................      43,000         178,178
 *Mito Securities Co., Ltd.............................      35,000          84,047
 Mitsuba Corp..........................................      67,000         263,715
 Mitsubishi Cable Industries, Ltd......................     270,000         709,300
 Mitsubishi Chemical Corp..............................         250             700
 *Mitsubishi Kakoki Kaisha, Ltd........................     117,000         202,796
 Mitsubishi Pencil Co., Ltd............................      61,000         462,575
 *Mitsubishi Plastics, Inc.............................     310,000         531,727
 *Mitsubishi Shindoh Co., Ltd..........................      82,000         222,820
 *Mitsubishi Steel Manufacturing Co., Ltd..............     253,000         200,991
 Mitsuboshi Belting, Ltd...............................     153,000         368,787
 *Mitsui Construction Co., Ltd.........................     314,000         153,072
 Mitsui Home Co., Ltd..................................      55,000         197,118
 Mitsui Matsushima Co., Ltd............................      90,000         147,872
 *Mitsui Mining Co., Ltd...............................     225,000         219,371
 Mitsui Sugar Co., Ltd.................................     116,000         224,102
 *Mitsui Wood Systems, Inc.............................      41,500          43,459
 Mitsui-Soko Co., Ltd..................................     115,000         227,361
 *Mitsumura Printing Co., Ltd..........................       6,000          18,416

                                                            SHARES           VALUE+
                                                            ------           ------

 Mitsuuroko Co., Ltd...................................      76,000    $    418,520
 Miura Co., Ltd........................................      31,000         436,576
 Miyaji Iron Works Co. Ltd.............................      90,000         153,560
 *Miyakoshi Corp.......................................      18,000           3,737
 Miyoshi Oil & Fat Co., Ltd............................     120,000         242,662
 Miyuki Keori Co., Ltd.................................      50,000         181,004
 Mizuno Corp...........................................     120,000         344,494
 Morinaga & Co., Ltd...................................     220,000         484,603
 *Morishita Jinton Co., Ltd............................       2,000          26,541
 Morita Corp...........................................      72,000         170,297
 Morozoff, Ltd., Osaka.................................      50,000          90,728
 Mory Industries, Inc..................................      66,000         126,314
 Mos Food Services, Inc................................      29,000         243,475
 *Mutoh Industries, Ltd................................      61,000         155,844
 Mutow Co., Ltd........................................      38,000         209,260
 *Myojo Foods Co., Ltd.................................       2,000           3,972
 NOF Corp..............................................      54,000         127,723
 *Nabco, Ltd...........................................     120,000         173,330
 Nachi-Fujikoshi Corp..................................     188,000         298,706
 Nagano Bank, Ltd......................................      63,000         267,308
 *Nagano Japan Radio Co., LTD..........................       6,000          25,729
 Nagatanien Co., Ltd...................................      32,000         237,174
 *Naigai Co., Ltd......................................     109,000          82,657
 Nakabayashi Co., Ltd..................................      92,000         227,568
 Nakamuraya Co., Ltd...................................      85,000         211,021
 *Nakano Corp..........................................      66,000          42,899
 Nakayama Steel Works, Ltd.............................     206,000         247,339
 Nemic-Lambda KK.......................................       3,484          83,348
 Neturen Co., Ltd., Tokyo..............................      67,000         175,407
 Nichia Steel Works, Ltd...............................      64,900         169,909
 Nichias Corp..........................................     237,000         691,073
 Nichiban Co., Ltd.....................................      58,000         170,171
 *Nichiboshin, Ltd.....................................     119,000           1,074
 Nichiha Corp..........................................      27,000         168,185
 Nichimen Corp.........................................     190,000         205,830
 Nichimo Co., Ltd......................................      54,000          62,399
 *Nichimo Corp.........................................      85,000          56,016
 Nichireki Co., Ltd....................................      44,000         175,966
 Nichiro Corp..........................................     289,000         508,752
 *Nidec Tosok Corp.....................................       3,000          23,372
 *Nihon Kentetsu Co., Ltd..............................      27,000          56,305
 Nihon Kohden Corp.....................................      85,000         218,694
 Nihon Matai Co., Ltd..................................      50,000         103,818
 Nihon Nohyaku Co., Ltd................................     103,000         201,776
 Nihon Nosan Kogyo KK..................................     201,000         308,474
 Nihon Parkerizing Co., Ltd............................      92,000         280,723
 *Nihon Spindle Manufacturing Co., Ltd.................      56,000         100,604
 Nihon Tokushu Toryo Co., Ltd..........................      35,000          79,308
 *Niigata Chuo Bank, Ltd...............................     130,000               0
 *Niigata Engineering Co., Ltd.........................     586,000         428,505
 Nikken Chemicals Co., Ltd.............................     130,000         394,326
 Nikkiso Co., Ltd......................................      61,000         304,529
 Nikko Co., Ltd., Akashi...............................      65,000         146,699
 *Nippei Toyama Corp...................................      10,000          16,521
 Nippon Beet Sugar Manufacturing Co., Ltd..............     265,000         344,494
 *Nippon Carbide Industries Co., Inc., Tokyo...........     101,000          93,914
 *Nippon Carbon Co., Ltd...............................     177,000         148,604
 *Nippon Ceramic Co., Ltd..............................       4,000          86,304
 Nippon Chemical Industrial Co., Ltd...................     131,000         532,178

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

                                                            SHARES           VALUE+
                                                            ------           ------
 Nippon Chemi-Con Corp.................................     103,000    $    830,351
 *Nippon Chemiphar Co., Ltd............................      49,000         106,165
 Nippon Chutetsukan KK.................................      44,000          76,663
 *Nippon Columbia Co., Ltd.............................      99,000         164,447
 *Nippon Concrete Industries Co., Ltd..................      65,000          61,613
 Nippon Conlux Co., Ltd................................      63,000         299,726
 *Nippon Conveyor Co., Ltd.............................      43,000          29,890
 Nippon Denko Co., Ltd.................................     159,000         249,758
 Nippon Densetsu Kogyo Co., Ltd........................     118,000         368,580
 Nippon Felt Co., Ltd..................................      28,000          80,887
 Nippon Fine Chemical Co., Ltd.........................      23,000          86,792
 Nippon Flour Mills Co., Ltd...........................     147,000         333,092
 *Nippon Formula Feed Manufacturing Co., Ltd...........     100,000         117,359
 Nippon Gas Co., Ltd...................................      62,000         363,813
 Nippon Hume Pipe Co., Ltd.............................      43,000          84,625
 *Nippon Kasei Chemical Co., Ltd.......................     113,000         147,918
 *Nippon Kinzoku Co., Ltd..............................      93,000          75,561
 Nippon Koei Co., Ltd., Tokyo..........................     146,000         278,105
 *Nippon Kokan Koji Corp...............................       7,000          22,750
 Nippon Konpo Unyu Soko Co., Ltd.......................      59,000         388,820
 *Nippon Koshuha Steel Co., Ltd........................     151,000         125,412
 *Nippon Lace Co., Ltd.................................      26,000          21,125
 Nippon Light Metal Co., Ltd...........................     243,000         206,209
 *Nippon Metal Industry Co., Ltd.......................     282,000         193,480
 Nippon Pipe Manufacturing Co., Ltd....................      35,000         127,335
 *Nippon Piston Ring Co., Ltd..........................     133,000         106,860
 Nippon Road Co., Ltd..................................     147,000         214,984
 *Nippon Seiki Co., Ltd................................      25,000         129,546
 Nippon Seisen Co., Ltd................................      39,000          72,880
 Nippon Sharyo, Ltd....................................     122,000         208,159
 Nippon Shinyaku Co., Ltd..............................      59,000         515,585
 Nippon Signal Co., Ltd................................     109,000         381,796
 Nippon Soda Co., Ltd..................................     129,000         370,331
 *Nippon Steel Chemical Co., Ltd.......................     241,000         387,267
 Nippon Suisan Kaisha, Ltd.............................     246,000         397,522
 Nippon Synthetic Chemical Industry Co., Ltd...........     152,000         194,852
 *Nippon Typewriter Co., Ltd...........................       3,000           8,937
 Nippon Valqua Industries, Ltd.........................     119,000         168,663
 *Nippon Yakin Kogyo Co., Ltd..........................     243,000         142,591
 Nippon Yusoki Co., Ltd................................      49,000          80,508
 *Nishimatsuya Chain Co., Ltd..........................       7,000         101,109
 *Nissan Construction Co., Ltd.........................     128,000          82,043
 *Nissan Diesel Motor Co., Ltd.........................     214,000         243,421
 *Nissan Shatai Co., Ltd...............................     251,000         380,677
 *Nisseki House Industry Co., Ltd......................     260,000         305,134
 Nissha Printing Co., Ltd..............................      81,000         416,805
 *Nisshin Fire & Marine Insurance Co., Ltd.............     133,000         273,754
 Nisshin Oil Mills, Ltd................................     122,000         339,222
 Nissin Corp...........................................     150,000         258,641
 Nissin Electric Co., Ltd..............................     187,000         450,740
 *Nissin Kogyo Co., Ltd................................       6,000          99,123
 Nitsuko Corp..........................................      75,000         356,817
 Nitta Corp............................................      24,000         298,995
 Nittetsu Mining Co., Ltd..............................     147,000         310,532
 Nitto Boseki Co., Ltd.................................     225,000         300,620
 Nitto Construction Co., Ltd...........................      19,000          33,104
 Nitto Electric Works, Ltd.............................      67,000         492,953
 Nitto Flour Milling Co., Ltd..........................      54,000         101,886

                                                            SHARES           VALUE+
                                                            ------           ------

 Nitto Seiko Co., Ltd..................................      56,000    $     95,548
 *Nitto Seimo Co., Ltd.................................      32,000          22,244
 Nittoc Construction Co., Ltd..........................      61,000          76,545
 Nohmi Bosai, Ltd......................................      59,000         211,987
 *Nomura Co., Ltd......................................       6,000          16,629
 O-M, Ltd..............................................      46,000          56,477
 *OKK Corp.............................................     101,000         132,209
 Obayashi Road Corp....................................      65,000         149,633
 Odakyu Construction Co., Ltd..........................      29,000          56,287
 Odakyu Real Estate Co., Ltd...........................      58,000         109,433
 Ohki Corp.............................................      73,000         134,439
 *Ohkura Electric Co., Ltd.............................      34,000          53,407
 *Ohtsu Tire & Rubber Co., Ltd.........................      65,000         115,599
 Oiles Corp............................................      18,000         292,170
 Okabe Co., Ltd........................................      39,000         117,242
 Okamoto Industries, Inc...............................     127,000         284,334
 Okamura Corp..........................................     197,000         786,071
 Oki Electric Cable Co., Ltd...........................      56,000         141,048
 *Okinawa Electric Power Co., Ltd......................       6,000          99,123
 *Okuma and Howa Machinery, Ltd........................      69,000         113,369
 *Okura and Co., Ltd...................................     128,000               0
 Okura Industrial Co., Ltd.............................      96,000         324,128
 *Olympic Corp.........................................      10,000         191,837
 *Ono Sokki Co., Ltd...................................      43,000          78,414
 *Optec Dai-Ichi Denko Co., Ltd........................     116,333          91,368
 Organo Corp...........................................     101,000         354,686
 Oriental Construction Co., Ltd........................      39,000         133,437
 *Oriental Yeast Co., Ltd..............................      14,000          58,770
 Origin Electric Co., Ltd..............................      54,000         333,932
 Osaka Oxygen Industries, Ltd..........................     190,000         409,944
 Osaka Steel Co., Ltd..................................      38,000         149,913
 Osaki Electric Co., Ltd...............................      56,000         323,550
 Oyo Corp..............................................      29,000         320,968
 P.S.C. Corp...........................................      35,000         104,269
 Pacific Industrial Co., Ltd...........................      78,000         186,601
 *Pacific Metals Co., Ltd..............................     299,000         728,800
 Parco Co., Ltd........................................      82,000         229,482
 *Pasco Corp...........................................      68,500         250,449
 *PCA Corp.............................................       3,000          46,583
 Penta-Ocean Construction Co., Ltd.....................      72,000          90,348
 Pigeon Corp...........................................      18,000         129,998
 Pilot Corp............................................      32,000         134,331
 *Pokka Corp...........................................      48,000         191,963
 *Press Kogyo Co., Ltd.................................     143,000          90,366
 *Prima Meat Packers, Ltd..............................     230,000         236,704
 *Pulstec Industrial Co., Ltd..........................       2,000          33,041
 Raito Kogyo Co., Ltd..................................      47,800         168,293
 Rasa Industries, Ltd..................................     119,000         272,869
 Rengo Co., Ltd........................................         800           3,163
 *Renown Look, Inc.....................................      50,000         107,880
 *Renown, Inc..........................................     402,000         359,281
 Rheon Automatic Machinery Co., Ltd....................      40,000         129,637
 *Rhythm Watch Co., Ltd................................     344,000         540,357
 *Ricoh Elemex Corp....................................      11,000          68,122
 *Ricoh Leasing Co., Ltd...............................       4,000          75,832
 *Right ON Co., Ltd....................................       5,000         123,227
 Riken Corp............................................     193,000         348,466
 Riken Keiki Co., Ltd..................................      33,000         117,973
 Riken Vinyl Industry Co., Ltd.........................     123,000         345,334
 *Riken Vitamin Co., Ltd...............................      10,000         127,289
 Rohto Pharmaceutical Co., Ltd.........................      57,000         758,997

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Royal Co., Ltd........................................      35,000    $    298,904
 *Ryobi, Ltd...........................................     238,000         360,960
 Ryoden Trading Co., Ltd...............................      80,000         244,107
 Ryoyo Electro Corp....................................      45,000         558,178
 S.T. Chemical Co., Ltd................................      48,000         303,328
 SMK Corp..............................................     127,000         739,498
 SXL Corp..............................................     148,000         326,005
 Saeki Kensetsu Kogyo Co., Ltd.........................      71,000          67,942
 Sagami Chain Co., Ltd.................................      20,000         155,095
 Sagami Co., Ltd.......................................      60,000         188,497
 *Sailor Pen Co., Ltd..................................      16,000          77,999
 Sakai Chemical Industry Co., Ltd......................     184,000       1,171,063
 Sakai Heavy Industries, Ltd...........................      60,000         116,998
 *Sakai Ovex Co., Ltd..................................      85,000          67,527
 Sakata Inx Corp.......................................      92,000         222,585
 *Sakurada Co., Ltd....................................      38,000          36,363
 San-Ai Oil Co., Ltd...................................     118,000         339,818
 Sankei Building Co., Ltd..............................      97,000         329,255
 Sanki Engineering Co., Ltd............................      76,000         354,713
 *Sanko Co., Ltd.......................................       2,000          21,666
 *Sanko Metal Industrial Co., Ltd., Tokyo..............      54,000          47,287
 *Sankyo Aluminum Industry Co., Ltd....................     359,000         236,587
 Sankyo Seiko Co., Ltd.................................      86,000         211,174
 *Sankyu, Inc., Tokyo..................................     302,000         264,455
 Sanoh Industrial Co., Ltd.............................      32,000         138,664
 Sanshin Electronics Co., Ltd..........................      51,000         312,157
 *Sansui Electric Co., Ltd.............................     353,000          15,934
 *Sanwa Electric Co., Ltd..............................      17,000          41,437
 *Sanyo Denki Co., Ltd.................................      36,000         227,496
 Sanyo Industries, Ltd., Tokyo.........................      48,000         157,731
 Sanyo Shokai, Ltd.....................................     113,000         302,976
 Sanyo Special Steel Co., Ltd..........................     339,000         459,054
 *Sasebo Heavy Industries Co., Ltd., Tokyo.............     257,000         185,608
 Sata Construction Co., Ltd., Gumma....................      61,000          65,531
 *Sato Kogyo Co., Ltd..................................      34,000          14,733
 Sato Shoji Corp.......................................      31,000         107,745
 Satori Electric Co., Ltd..............................       2,000          21,486
 Sawafugji Electric Co., Ltd...........................      31,000          55,412
 Seika Corp............................................     145,000         205,514
 *Seikitokyu Kogyo Co., Ltd............................      86,000          60,557
 *Seiko Corp...........................................      45,150         182,196
 Seiren Co., Ltd.......................................      81,000         204,746
 Seiyo Food Systems, Inc...............................     137,000         411,849
 Sekisui Jushi Co., Ltd................................      85,000         273,943
 Sekisui Plastics Co., Ltd.............................     150,000         261,350
 Senko Co., Ltd........................................     205,000         370,132
 Senshukai Co., Ltd....................................      40,000         196,802
 *Setouchi Bank, Ltd...................................      11,000          39,523
 Shibaura Engineering Works Co., Ltd...................      45,000         248,214
 Shibusawa Warehouse Co., Ltd..........................     119,000         268,572
 Shibuya Kogyo Co., Ltd................................      54,000         402,668
 *Shikibo, Ltd.........................................     155,000          93,752
 Shikoku Chemicals Corp................................      89,000         317,366
 Shimizu Bank, Ltd.....................................       8,900         347,897
 *Shimura Kako Co., Ltd................................      55,000         263,652
 Shin Nippon Air Technologies Co., Ltd.................      37,180         122,511
 Shinagawa Fuel Co., Ltd...............................     160,000         534,435
 Shinagawa Refractories Co., Ltd.......................     116,000         214,677

                                                            SHARES           VALUE+
                                                            ------           ------

 Shindengen Electric Manufacturing Co., Ltd............      68,000    $    340,702
 Shin-Etsu Polymer Co., Ltd............................      68,000         410,684
 *Shinko Electric Co., Ltd.............................     257,000         426,898
 Shinko Shoji Co., Ltd.................................      41,000         283,521
 Shin-Kobe Electric Machinery Co., Ltd.................      71,000         355,092
 *Shinmaywa Industries, Ltd............................     168,000         268,445
 *Shinsho Corp.........................................     110,000         155,907
 *Shintom Co., Ltd.....................................     178,000          69,097
 *Shinwa Kaiun Kaisha, Ltd.............................     238,000         163,292
 Shinyei Kaisha........................................      54,000          69,711
 Shiroki Co., Ltd......................................     132,000         239,521
 Sho-Bond Corp.........................................      24,100         312,207
 *Shobunsha Publications, Inc..........................      12,000         141,589
 *Shochiku Co., Ltd....................................      99,000         437,036
 *Shoei Co., Ltd.......................................       6,000          53,137
 Shoko Co., Ltd........................................     156,000         197,163
 *Shokusan Bank, Ltd...................................      18,000          66,624
 *Shokusan Jutaku Sogo Co., Ltd........................     207,000         138,285
 *Showa Aluminum Corp..................................     181,000         212,420
 Showa Corp............................................     117,000         626,345
 Showa Electric Wire & Cable Co., Ltd., Kawasaki.......     313,000         565,129
 Showa Highpolymer Co., Ltd............................      79,000         245,335
 *Showa Mining Co., Ltd................................       8,000          17,911
 Showa Sangyo Co., Ltd.................................     160,000         259,995
 *Silver Seiko, Ltd....................................      87,000          97,390
 Sintokogio, Ltd., Nagoya..............................     108,000         238,871
 *Snow Brand Seed Co., Ltd.............................       4,000          17,694
 Soda Nikka Co., Ltd...................................      35,000          61,298
 *Sodick Co., Ltd......................................      15,000          63,780
 *Sokkisha Co., Ltd....................................      40,000          64,277
 *Sonton Food Industry Co., Ltd........................       4,000          33,222
 Sotetsu Rosen Co., Ltd................................      42,000         195,267
 *SPC Electronics Corp.................................       9,000          89,373
 *SRL, Inc.............................................       7,000          57,316
 Star Micronics Co., Ltd...............................      84,000       1,137,480
 Subaru Enterprise Co., Ltd............................      36,000         112,448
 *Suminoe Textile Co., Ltd.............................     142,000         158,958
 *Sumitomo Coal Mining Co., Ltd........................     181,000         111,112
 *Sumitomo Construction Co., Ltd.......................     320,000         196,441
 Sumitomo Corporation's Leasing, Ltd...................      38,500         401,436
 Sumitomo Densetsu Co., Ltd............................      50,700         242,581
 *Sumitomo Light Metal Industries, Ltd.................     493,000         364,951
 Sumitomo Precision Products Co., Ltd., Amagasaki
   City................................................      78,000         233,075
 Sumitomo Seika Chemicals Co., Ltd.....................     102,000         219,155
 Sumitomo Warehouse Co., Ltd...........................     126,000         323,044
 Sun Wave Corp.........................................      88,000         146,175
 Sun-S, Inc............................................      38,300         237,881
 SunTelephone Co., Ltd.................................      65,000         148,459
 *Suruga Corp..........................................       3,000          37,239
 *Suzutan Co., Ltd.....................................      62,000          52,613
 *T.Hasegawa Co., Ltd..................................       9,000         138,123
 TYK Corp..............................................      67,000         116,736
 Tabai Espec Corp......................................      34,000         325,355
 *Tachihi Enterprise Co., Ltd..........................       5,000          85,762
 *Tachikawa Corp.......................................       4,000          23,472
 Tadano, Ltd...........................................     127,000         204,078
 Taihei Dengyo Kaisha, Ltd.............................      66,000         154,914

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Taihei Kogyo Co., Ltd.................................     114,000    $    138,935
 *Taiheiyo Kaiun Co., Ltd..............................      72,000          34,449
 Taiheiyo Kouhatsu, Inc................................      90,000          95,873
 *Taiho Kogyo Co., Ltd.................................      10,000          78,269
 Taikisha, Ltd.........................................      97,000         631,365
 Taisei Fire & Marine Insurance Co., Ltd...............     118,000         303,599
 *Taisei Prefab Construction Co., Ltd..................     134,000         130,648
 Taisei Rotec Corp.....................................     127,000         176,562
 Taito Co., Ltd........................................      70,000         148,504
 Taiyo Toyo Sanso Co., Ltd.............................     232,000         464,959
 Takada Kiko Co., Ltd..................................      31,000         121,737
 *Takagi Securities Co., Ltd...........................      22,000          64,746
 *Takamatsu Corp.......................................       6,500          72,763
 *Takano Co., Ltd......................................       7,000          82,151
 Takaoka Electric Manufacturing Co., Ltd., Tokyo.......     156,000         198,572
 *Taka-Q Co., Ltd......................................      69,500          57,723
 *Takara Co., Ltd......................................      39,000         152,801
 *Takara Printing Co., Ltd.............................       3,500          30,807
 *Takarabune Corp......................................      52,000          46,005
 Takasago International Corp...........................      91,000         350,786
 *Takasaki Paper Manufacturing Co., Ltd................     157,000         116,222
 *Takashima & Co., Ltd.................................      60,000          60,666
 Takiron Co., Ltd......................................     140,000         465,103
 Tamura Corp...........................................      65,000         249,388
 *Tamura Electric Works, Ltd...........................      74,000         144,966
 Tasaki Shinju Co., Ltd................................      53,000         200,955
 *Tateho Chemical Industries Co., Ltd..................      26,500          50,239
 *Tatsuta Electric Wire & Cable Co., Ltd...............     106,000         166,505
 Tayca Corp............................................      74,000         165,675
 Teac Corp.............................................     109,000         334,564
 *Techno Ryowa, Ltd....................................       1,200           4,875
 *Tecmo, Ltd...........................................       7,000          60,034
 Teijin Seiki Co., Ltd.................................     138,000         316,436
 Teikoku Hormone Manufacturing Co., Ltd................      33,000         216,880
 Teikoku Sen-I Co., Ltd................................      39,000          60,909
 Teikoku Tsushin Kogyo Co., Ltd........................      73,000         224,066
 Teisan KK.............................................     219,000       1,243,564
 Tekken Corp...........................................     274,000         222,621
 Ten Allied Co., Ltd...................................      37,000         131,605
 Tenma Corp............................................      29,000         259,183
 *Teraoka Seisakusho Co., Ltd..........................       4,000          25,277
 *Tesac Corp...........................................      92,000          38,205
 Tetra Co., Ltd., Tokyo................................      41,000          74,026
 The Daito Bank, Ltd...................................      81,000         239,115
 *Tigers Polymer Corp..................................       4,000          19,283
 *Titan Kogyo KK.......................................      36,000          51,999
 Toa Corp..............................................     181,000         204,250
 Toa Doro Kogyo Co., Ltd...............................      85,000         149,633
 *Toa Wool Spinning & Weaving Co., Ltd.................      73,000          41,518
 *Tobishima Corp.......................................     100,000          39,722
 *Tobu Store Co., Ltd..................................      71,000         107,681
 Tochigi Bank, Ltd.....................................      60,000         367,785
 Tochigi Fuji Industrial Co., Ltd......................      51,000          98,527
 Toda Kogyo Corp.......................................      88,000         397,215
 Todentu Corp..........................................      57,000         177,528

                                                            SHARES           VALUE+
                                                            ------           ------

 Toenec Corp...........................................      80,000    $    303,328
 Toho Real Estate Co., Ltd.............................      98,000         339,727
 *Toho Titanium Co., Ltd...............................       6,000          28,708
 Toho Zinc Co., Ltd....................................     205,000         405,295
 *Tohoku Bank..........................................      15,000          29,114
 *Tohpe Corp...........................................      36,000          43,224
 Tohto Suisan Co., Ltd.................................      54,000         141,860
 Tokai Carbon Co., Ltd.................................     186,000         404,672
 Tokai Corp............................................     108,000         681,513
 *Tokai Kanko Co., Ltd.................................     198,000         137,635
 Tokai Pulp Co., Ltd...................................      88,000         318,567
 Tokai Rika Co., Ltd...................................      61,000         424,027
 *Tokai Senko KK, Nagoya...............................      47,000          44,976
 Tokico, Ltd...........................................     189,000         351,481
 *Tokimec, Inc.........................................     119,000         126,766
 Tokin Corp............................................      53,000         641,142
 Toko Electric Corp....................................      39,000          98,934
 Toko, Inc.............................................      81,000         426,311
 Tokushima Bank, Ltd...................................      61,200         386,743
 Tokushu Paper Manufacturing Co., Ltd..................     119,000         435,086
 Tokyo Denki Komusho Co., Ltd..........................      57,000         191,936
 *Tokyo Denpa Co., Ltd.................................       3,000         109,686
 Tokyo Kikai Seisakusho, Ltd...........................      74,000         261,873
 *Tokyo Leasing Co., Ltd...............................      29,000         151,845
 *Tokyo Nissan Auto Sales Co., Ltd.....................      63,000         108,629
 Tokyo Rakutenchi Co., Ltd.............................      92,000         289,028
 Tokyo Rope Manufacturing Co., Ltd.....................     286,000         322,737
 Tokyo Sangyo Co., Ltd.................................      36,500          95,887
 Tokyo Securities Co., Ltd.............................     366,250         912,557
 Tokyo Steel Manufacturing Co., Ltd....................      77,400         354,959
 Tokyo Tatemono Co., Ltd...............................     244,000         458,170
 *Tokyo Tekko Co., Ltd.................................      67,000          43,549
 Tokyo Theatres Co., Inc., Tokyo.......................     116,000         179,072
 *Tokyo Tungsten Corp..................................      10,000          81,158
 Tokyotokeiba Co., Ltd.................................     261,000         263,895
 *Tokyu Car Corp.......................................     213,000         138,448
 *Tokyu Construction Co., Ltd..........................     356,000         234,610
 *Tokyu Department Store Co., Ltd......................     266,000         192,108
 *Tokyu Hotel Chain Co., Ltd...........................     189,000         267,877
 *Tokyu Recreation Corp................................      10,000          54,978
 Tokyu Store Chain Corp................................     175,000         507,127
 *Tokyu Tourist Corp...................................      38,000          42,538
 Toli Corp.............................................     101,000         184,182
 *Tomen Corp...........................................     216,500         230,629
 *Tomen Electronics Corp...............................       3,000         127,019
 Tomoe Corp............................................      56,000          90,998
 *Tomoegawa Paper Co., Ltd.............................      55,000         195,629
 Tomoku Co., Ltd.......................................     185,000         339,032
 Tonami Transportation Co., Ltd........................     173,000         332,659
 Topcon Corp...........................................      68,000         214,857
 Topre Corp............................................      85,000         263,200
 Topy Industries, Ltd..................................     187,000         293,741
 Torigoe Co., Ltd......................................      21,000          65,216
 Torishima Pump Manufacturing Co., Ltd., Osaka.........      45,000         199,872
 *Toshiba Chemical Corp................................       9,000          24,293
 Toshiba Engineering & Construction Co., Ltd...........     101,000         204,241
 *Toshiba Machine Co., Ltd.............................     294,000       1,382,797
 Toshiba Tungaloy Co., Ltd.............................     124,000         677,252

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Tosho Printing Co., Ltd...............................      94,000    $    185,843
 Tostem Corp...........................................      21,482         307,963
 *Tostem Viva Corp.....................................     119,000         396,412
 Totenko Co., Ltd......................................      35,000         103,637
 Totetsu Kogyo Co., Ltd................................      53,000         106,219
 Totoku Electric Co., Ltd., Tokyo......................      62,000         181,907
 *Towa Real Estate Development Co., Ltd................     160,000          77,999
 *Toyo Bussan Co., Ltd.................................       4,000          22,750
 Toyo Chemical Co., Ltd................................      52,000         187,774
 Toyo Communication Equipment Co., Ltd.................      79,000         572,685
 Toyo Construction Co., Ltd............................     290,000         172,789
 *Toyo Electric Co., Ltd...............................      67,000          73,792
 *Toyo Engineering Corp................................     247,000         231,902
 *Toyo Kanetsu KK......................................     206,000         195,267
 Toyo Kohan Co., Ltd...................................     140,000         355,147
 Toyo Radiator Co., Ltd................................     104,000         416,859
 Toyo Securities Co., Ltd..............................     113,000         261,151
 *Toyo Shutter Co., Ltd................................      77,000          43,793
 *Toyo Sugar Refining Co., Ltd.........................      60,000          64,457
 *Toyo Tire & Rubber Co., Ltd..........................     173,000         223,334
 Toyo Umpanki Co., Ltd.................................     146,000         369,049
 Toyo Wharf & Warehouse Co., Ltd.......................     118,000         144,875
 Tsubaki Nakashima Co., Ltd............................      47,000         616,081
 Tsubakimoto Machinery & Engineering Co., Ltd..........      44,000          71,499
 *Tsudakoma Corp.......................................     101,000         123,092
 *Tsugami Corp.........................................     124,000         355,977
 *Tsukamoto Co., Ltd...................................      44,000          53,227
 Tsukishima Kikai Co., Ltd.............................      38,000         212,691
 *Tsumura & Co., Inc...................................     124,000         367,171
 Tsurumi Manufacturing Co., Ltd........................      42,000         195,647
 Tsutsumi Jewelry Co., Ltd.............................      16,900         281,333
 Tsutsunaka Plastic Industry Co., Ltd..................      71,000         196,134
 *Tsuzuki Denki Co., Ltd...............................       5,000          20,086
 U-Shin, Ltd...........................................      19,000          63,807
 *Ube Material Industries, Ltd.........................      16,000          17,766
 Uchida Yoko Co., Ltd..................................      72,000         478,392
 Ueki Corp.............................................      47,000          76,374
 Uniden Corp...........................................      42,000         177,068
 *Unimat Offisco Corp..................................       6,900          54,567
 *Unisia Jecs Corp.....................................     215,000         328,019
 *Unitika, Ltd.........................................     433,000         363,533
 *Utoc Corp............................................      38,000          46,655
 Wakachiku Construction Co., Ltd.......................     194,000         175,136
 Wakamoto Pharmaceutical Co., Ltd......................      48,000         176,364
 *Warabeya Nichiyo Co., Ltd............................       1,000           8,865
 Yahagi Construction Co., Ltd..........................      59,000         205,062
 *Yahagi Corp..........................................      40,000               0
 *Yamaichi Electronics Co., Ltd........................       6,000         102,644
 Yamamura Glass Co., Ltd...............................     213,000         315,353
 *Yamatane Corp........................................     131,000         141,914
 Yamatane Securities Co., Ltd..........................     203,000         397,676

                                                            SHARES           VALUE+
                                                            ------           ------

 *Yamato International, Inc............................      43,000    $     42,701
 Yamato Kogyo Co., Ltd.................................      73,000         287,331
 Yamaura Corp..........................................      19,000          59,862
 *Yamazen Co., Ltd.....................................     140,000         264,148
 Yaoko Co., Ltd........................................      16,000         176,941
 Yellow Hat, Ltd., Tokyo...............................      28,000         215,868
 Yokogawa Bridge Corp..................................      70,400         247,862
 *Yokohama Matsuzakaya, Ltd............................      27,000          20,718
 Yokohama Reito Co., Ltd...............................     111,000         557,149
 *Yokowo Co., Ltd......................................       7,000         130,178
 Yomeishu Seizo Co., Ltd...............................      46,000         298,580
 Yomiuri Land Co., Ltd.................................     157,000         545,675
 Yondenko Corp.........................................      58,800         194,282
 Yonekyu Corp..........................................      31,500         340,960
 Yorozu Corp...........................................      26,800         101,615
 Yoshihara Oil Mill, Ltd...............................      36,000          95,873
 Yoshimoto Kogyo Co., Ltd..............................      60,000         490,200
 Yuasa Corp............................................     161,000         340,107
 *Yuasa Trading Co., Ltd...............................     174,000         202,634
 *Yuken Kogyo Co., Ltd.................................      60,000          64,999
 *Yukiguni Maitake Co., Ltd............................       5,000          26,631
 Yurtec Corp...........................................      73,000         237,246
 Zenchiku Co., Ltd.....................................     126,000         214,984
 *Zensho Co., Ltd......................................       6,000          47,124
 *Zexel Corp...........................................     214,000         270,468
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $380,931,943)..................................                 189,748,765
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.8%)
 *Japanese Yen
   (Cost $1,640,386)...................................                   1,634,145
                                                                       ------------
TOTAL -- JAPAN
  (Cost $382,572,329)..................................                 191,382,910
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (3.7%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   5.75%, 04/30/03, valued at $7,541,138) to be
   repurchased at $7,430,236.
   (Cost $7,429,000)...................................    $  7,429       7,429,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $390,001,329)++................................                $198,811,910
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $392,895,479.

                See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                            SHARES          VALUE+
                                            ------          ------
AUSTRALIA -- (30.0%)
COMMON STOCKS -- (29.5%)
 *A.I. Engineering Corp., Ltd.....        129,195    $     10,189
 A.P. Eagers, Ltd.................         21,077          44,990
 ARB Corporation, Ltd.............         11,364          44,810
 Abigroup, Ltd....................        129,710         125,480
 *Access1, Ltd....................        130,929          16,177
 Adelaid Bank, Ltd................        116,153         323,051
 *Access1, Ltd. Issue 2000........         13,092           2,065
 Adelaide Brighton, Ltd...........        572,818         123,477
 Adsteam Marine, Ltd..............        160,973         192,962
 Adtrans Group Limited............         29,000          26,377
 *Airboss, Ltd....................         27,480           1,589
 *Allstate Explorations NL........         49,087           6,194
 Amalgamated Holdings, Ltd........        266,483         294,221
 *Amity Oil NL....................         43,079          28,538
 *An Feng Kingstream Steel,
   Ltd............................        764,927          76,411
 *Anaconda Nickel NL..............        500,170         595,885
 *Anzoil NL.......................        123,126           2,913
 *Aquarius Platinum (Australia),
   Ltd............................         44,452         189,679
 *Ariadne Australia, Ltd..........        270,353          52,592
 *Ashanti Goldfields Co., Ltd.....         16,421          38,160
 Ashanti Goldfields Co., Ltd.
   (Stapled Shares)...............         15,990          20,723
 Ashton Mining, Ltd...............        523,700         550,678
 Asia Pacific Specialty Chemicals,
   Ltd............................         88,182          20,631
 Atkins Carlyle, Ltd..............         69,772          84,371
 *AuIron Energy, Ltd..............        260,290         177,904
 *Auridiam Consolidated NL........         63,097           2,488
 *Aurora Gold, Ltd................        226,812          24,446
 Ausdoc Group, Ltd................        116,098         100,104
 *Ausdrill, Ltd...................        103,961           8,472
 *Aussie Online, Ltd..............        394,855           7,889
 *Austpac Resources NL............        355,118          18,671
 Australand Holdings, Ltd.........        445,600         309,246
 Australian Hospital Care, Ltd....        215,500         142,759
 *Australian Magnesium Corp.,
   Ltd............................         84,257         101,887
 *Australian Oil & Gas Corp.,
   Ltd............................         96,119          88,942
 Australian Pharmaceutical
   Industries, Ltd................        287,700         353,949
 Australian Provincial Newspaper
   Holdings, Ltd..................        380,974         857,283
 *Australian Resources, Ltd.......        141,446          17,104
 Autron Corporation, Ltd..........        223,118          49,855
 *Avatar Industries, Ltd..........        229,505          22,926
 Bank of Queensland, Ltd..........        124,922         376,338
 *Beach Petroleum NL..............        371,700           7,622
 *Beaconsfield Gold NL............         89,078          15,923
 Bendigo Bank, Ltd................        150,037         413,347
 *Bendigo Mining NL...............        849,735          78,182
 *Beyond International, Ltd.......         61,256          24,154
 *Biota Holdings, Ltd.............         97,808         197,979
 *Biotech International, Ltd......        149,379          24,346
 *Black Range Minerals NL.........        169,951          20,551
 Blackmores, Ltd..................         27,894          92,832
 *Bligh Oil & Minerals NL.........         58,844           6,342
 *Bligh Oil & Minerals NL, Issue
   00.............................         29,422           2,243
 *Boulder Group NL................         78,500           6,810
 *Bourse Data, Ltd................         30,700           9,684

                                            SHARES          VALUE+
                                            ------          ------

 Brandrill, Ltd...................         96,616    $    121,912
 Bridgestone Australia, Ltd.......         49,000          28,338
 Bristile, Ltd....................         81,032          51,124
 Buderim Ginger, Ltd..............          7,889           2,157
 *Burns, Philp & Co., Ltd.........        651,721         178,176
 CI Technologies Group, Ltd.......        109,822         193,428
 Caltex Australia, Ltd............        407,700         460,855
 Campbell Brothers, Ltd...........         59,643         144,245
 *Cape Range, Ltd.................        430,495          61,111
 Capral Aluminium, Ltd............        379,330         452,718
 *Carrington Cotton Corp., Ltd....         22,200          49,138
 Casinos Austria International,
   Ltd............................        258,299          89,630
 Cedar Woods Properties, Ltd......         50,913          11,243
 *Centamin Egypt, Ltd.............        261,882          10,326
 *Centaur Mining & Exploration,
   Ltd............................         62,058          15,335
 Central Equity, Ltd..............        123,243         142,551
 Central Norseman Gold Corp.,
   Ltd............................        409,800          59,250
 Centro Properties, Ltd...........        261,514         393,092
 *Charter Pacific Corp., Ltd......         72,823          30,630
 *Circadian Technologies, Ltd.....         40,370          77,258
 *Cityview Energy Corp., Ltd......         52,581          19,351
 *Clifford Corp., Ltd.............        161,750               0
 *Climax Mining, Ltd..............        163,017           7,457
 Clough, Ltd......................        403,574         131,553
 Coal & Allied Industries, Ltd....         11,250         106,466
 Coates Hire, Ltd.................        258,842         156,501
 *Comet Resources NL..............         83,600          20,658
 Consolidated Manufacturing
   Industries, Ltd................         32,784          18,960
 *Consolidated Minerals, Ltd......        123,800          26,686
 Consolidated Paper Industries,
   Ltd............................         66,203          69,613
 Consolidated Rutile, Ltd.........        333,372         115,680
 *Coolgardie Gold NL..............        222,685           5,854
 *Coplex Resources NL.............        231,400          10,949
 Corporate Express Australia,
   Ltd............................        176,355         746,395
 Coventry Group, Ltd..............         63,616         125,425
 Crane (G.E) Holdings, Ltd........         86,915         317,588
 *Croesus Mining NL...............         97,100          19,144
 *Cudgen RZ, Ltd..................         36,650           3,661
 *DC International, Ltd...........        299,350           7,554
 *DJL, Ltd........................        277,900           1,461
 *Dalrymple Resources NL..........         62,885          16,531
 Danks Holdings, Ltd..............         10,425          45,218
 *Davnet Limited..................        402,200         143,792
 Delfin Property Group, Ltd.......         26,361          80,385
 *Delta Gold NL...................        442,483         260,555
 *Denehurst, Ltd..................         95,000           3,646
 *Devex, Ltd......................        205,364          51,826
 *Devine, Ltd.....................         44,183           3,484
 *Diamin Resources NL.............        212,131          37,362
 Dollar Sweets Holdings, Ltd......        135,021          65,309
 *Dominion Mining, Ltd............        168,015          30,917
 *Durban Roodepoort Deep, Ltd.....         18,619          11,257
 *Easycall Communications
   (Philippines), Ltd.............        177,300          21,440
 *Ecorp Limited...................        254,988         243,322
 Email, Ltd.......................        409,709         611,757
 *Emporer Mines, Ltd..............        120,600          17,120
 Energy Developments, Ltd.........        161,980       1,114,772

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                            SHARES          VALUE+
                                            ------          ------
 *Energy Equity Corp., Ltd........        325,630    $     13,867
 Energy Resources of Australia,
   Ltd. Series A..................        231,589         322,663
 *Equatorial Mining, Ltd..........         43,214          59,072
 Equigold NL......................         99,000          21,340
 Evans Deakin Industries, Ltd.....        177,590         188,606
 Finemore Holdings, Ltd...........         75,789          85,670
 Fleetwood Corp., Ltd.............         39,607          30,403
 Foodland Associates, Ltd.........        114,415         520,336
 Forest Place Group, Ltd..........         85,192          18,812
 *Formulab Neuronetics Corp.,
   Ltd............................          1,061           1,395
 Forrester Parker Group, Ltd......        142,602          63,728
 Freedom Furniture, Ltd...........        123,400          74,610
 Futuris Corp., Ltd...............        638,000         592,374
 GUD Holdings, Ltd................         83,979          74,618
 GWA International, Ltd...........        415,102         390,654
 Gazal Corp., Ltd.................         71,177          97,297
 *Geo2, Ltd.......................        164,199           5,180
 George Weston Foods, Ltd.........         65,003         222,143
 *Golden West Refining Corp.,
   Ltd............................         17,330           3,280
 Goldfields, Ltd..................        477,502         409,211
 *Goldstream Mining NL............         90,901          19,117
 Gowing Bros., Ltd................         52,346          48,162
 *Gradipore, Ltd..................         21,628          57,424
 Grand Hotel Group................        347,700         212,055
 *Grange Resources, Ltd...........         57,506           4,535
 *Greenfields Energy Corp.,
   Ltd............................        193,687           9,470
 Green's Foods, Ltd...............         66,082          14,592
 Gunns, Ltd.......................         48,287          69,815
 HIH Insurance, Ltd...............        791,605         141,505
 Hamilton Island, Ltd.............         52,600          71,073
 Hancock and Gore, Ltd............         50,013          30,765
 Haoma Mining NL..................         98,816           5,975
 *Hardman Resources NL............        314,890          57,944
 Harris Scarfe Holdings, Ltd......        105,076          68,503
 Hartley Poynton, Ltd.............         84,981          69,253
 *Helix Resources NL..............         25,000           6,178
 Henry Walker Group, Ltd..........        287,948         183,183
 *Herald Resources, Ltd...........         69,910          21,686
 Hills Industries, Ltd............        212,581         268,238
 Hills Motorway Group.............        279,349         672,663
 Housewares International, Ltd....         87,100          44,878
 Iama, Ltd........................        187,940         156,121
 *Industrial & Commercial
   Electronic Industries, Ltd.....         54,361           3,001
 Institute of Drug Technology
   Australia, Ltd.................         44,372          93,082
 *Intellect Holdings, Ltd.........         75,070          41,837
 Ipoh, Ltd........................        139,966         113,326
 Iron Carbide Australia, Ltd......         89,832          33,533
 *Ixla, Ltd.......................         89,921          20,802
 *Jingellic Minerals NL...........          4,329               0
 *Johnson's Well Mining NL........        200,000          26,288
 Jones (David), Ltd...............        593,400         458,617
 Joyce Corp., Ltd.................         13,049           4,802
 *Jubilee Gold Mines NL...........        133,974          93,682
 Jupiters, Ltd....................        189,523         403,554
 Just Jeans Holdings, Ltd.........         94,342          45,633
 *Keycorp, Ltd....................         51,992         202,280
 *Kidston Gold Mines, Ltd.........        246,300          20,719
 King Island (The) Co., Ltd.......         22,000          35,972
 *Kingsgate Consolidated NL.......         71,492          28,942

                                            SHARES          VALUE+
                                            ------          ------

 *Kolback Group, Ltd..............         90,810    $     50,131
 *Kresta Holdings, Ltd............         56,700           2,907
 Lemarne Corp., Ltd...............         20,790          27,873
 *Leo Shield Exploration, Ltd.....        286,300          11,289
 *Lynas Gold NL...................         40,500           3,513
 *MRI Holdings, Ltd...............         36,169           4,754
 *MacMahon Holdings, Ltd..........        192,179          13,640
 Magellan Petroleum Australia,
   Ltd............................         32,760          34,878
 Maryborough Sugar Factory,
   Ltd............................            600           1,861
 *Maxi-Cube, Ltd..................        128,356          12,147
 McConnell Dowell Corp., Ltd......         62,776          53,798
 McGuigan (Brian) Wines, Ltd......         50,532          76,515
 McPherson's, Ltd.................         61,500          37,831
 *Media Entertainment Group,
   Ltd............................        150,814          20,219
 *Micromedical Industries, Ltd....        150,461          26,105
 *Mikoh Corp., Ltd................         39,999           2,734
 *Mineral Deposits, Ltd...........         49,458           8,191
 *Mobile Computing Corp...........         75,400         241,817
 *Mobile Innovations, Ltd.........         84,600          12,009
 Monadelphous Group, Ltd..........         17,086          25,602
 *Mosaic Oil NL...................        345,724          33,627
 *Mount Kersey Mining NL..........        146,152          12,294
 *Murchison United NL.............         71,536          52,655
 'Murrin Murrin Investments, Ltd.
   Promissory Notes 06/30/99......         40,918           8,412
 Namoi Cotton Cooperative, Ltd....        129,700          30,686
 National Can Industries, Ltd.....         97,017          51,007
 National Foods, Ltd..............        439,427         542,925
 *Nautronix, Ltd..................         74,694          21,992
 *New Hampton Goldfields NL.......        178,048          19,190
 Newcrest Mining, Ltd.............        129,349         258,423
 Normandy Mt. Leyshon, Ltd........        133,376          51,891
 Normans Wine, Ltd................         35,848          15,266
 *North Flinders Mines, Ltd.......         99,807         267,618
 *Novogen, Ltd....................        105,184         200,190
 *Novus Petroleum, Ltd............        245,359         234,778
 OPSM Protector, Ltd..............        257,306         252,974
 Oil Company of Australia, Ltd....         51,800          61,277
 *Online Advantage, Ltd...........          2,475             163
 *Orbital Engine Corp., Ltd.......        537,358         590,466
 *Oriel Communications............         27,653           1,090
 *Oropa, Ltd......................        333,580          16,311
 Oroton International, Ltd........         38,427          47,680
 PMP Communications, Ltd..........        381,871         337,296
 Pacific BBA, Ltd.................        271,086         434,702
 Pacific Hydro, Ltd...............        148,384         170,850
 *Pan Pacific Petroleum NL........        327,800          17,234
 *Payce Consolidated, Ltd.........         18,000           6,672
 Penfold (W.C.), Ltd..............         14,100          13,714
 *Peptide Technology, Ltd.........        176,600         142,987
 *Perilya Mines NL................        263,500          34,634
 Permanent Trustee Co., Ltd.......         20,052          71,162
 Perpetual Trustees Australia,
   Ltd............................         47,694         789,877
 Petaluma, Ltd....................         29,519          69,839
 Peter Lehmann Wines, Ltd.........         35,586          42,658
 *Petroz NL.......................        308,910          94,199
 *Petsec Energy, Ltd..............         97,992           5,410
 *Pima Mining NL..................        214,601          38,361
 Pirelli Cables Australia, Ltd....         97,420          41,488
 *Planet Oil International........         31,489               0
 Plaspak Group, Ltd...............         76,261          24,257
 *Pocketmail Group, Ltd...........         10,933             523

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                            SHARES          VALUE+
                                            ------          ------
 *Polartechnics, Ltd..............         37,205    $     66,507
 *Port Douglas Reef Resorts,
   Ltd............................        264,900          16,016
 Portman Mining, Ltd..............        241,600         120,672
 *Precious Metals Australia,
   Ltd............................        106,059           4,349
 *Preston Resources NL............         64,000           9,085
 Prime Television, Ltd............        168,102         152,899
 *Progen Industries, Ltd..........         24,788          23,458
 *Prophecy International Holdings,
   Ltd............................         51,900          29,743
 *Psiron, Ltd.....................         40,381          11,677
 *Quantum Resources, Ltd..........        115,007           2,479
 Queensland Cotton Holdings,
   Ltd............................         39,866          77,551
 *Quiktrak Networks, Ltd..........        396,495          17,719
 *Raptis Group, Ltd...............         12,000             820
 Rebel Sport, Ltd.................         77,898          28,669
 *Redfire Resources NL............         27,900           1,907
 Reece Australia, Ltd.............         32,100         337,536
 *Reinsurance Australia Corp.,
   Ltd............................        399,993          25,236
 *Resolute, Ltd...................        324,045          19,592
 Ridley Corp., Ltd................        576,240         206,014
 Rock Building Society, Ltd.......         11,373          15,008
 Rural Press, Ltd.................        211,201         566,306
 SPC, Ltd.........................         91,854          40,083
 Sabre Group, Ltd.................         40,702          33,811
 Schaffer Corp., Ltd..............         16,698          35,116
 Scientific Services, Ltd.........        122,237          25,064
 Scott Corp., Ltd.................         43,000          33,233
 Select Harvests..................         41,257          33,621
 Simeon Wines, Ltd................        203,870         270,109
 Simsmetal, Ltd...................        157,797         475,377
 Singleton Group, Ltd.............        134,020         217,023
 *Sino Securities International,
   Ltd............................          8,118           5,463
 Skilled Engineering, Ltd.........        127,146          80,217
 *Solution 6 Holdings, Ltd........        167,494          88,061
 Sonic Healthcare, Ltd............        245,203       1,166,700
 Sons of Gwalia, Ltd..............        227,680         736,182
 Southern Cross Broadcasting
   (Australia), Ltd...............         44,848         246,402
 *Southern Pacific Petroleum NL...        370,840         419,189
 *Southern Star Group, Ltd........        154,982          38,297
 *Spectrum Network Systems, Ltd.
   Series B.......................        153,959          70,422
 Spicers Paper, Ltd...............        246,300         371,648
 Spotless Group, Ltd..............        438,502       1,636,872
 *St. Barbara Mines, Ltd..........        375,500          26,652
 *Straits Resources, Ltd..........         56,534          11,295
 *Strategic Minerals Corp. NL.....         13,100             241
 *Striker Resources NL............        316,300          26,608
 Structural Systems, Ltd..........         25,602          14,941
 *Sunland Group, Ltd..............         75,095          17,767
 Sydney Aquarium, Ltd.............         24,135          45,681
 *Taipan Resources NL.............        300,000          11,987
 *Takoradi, Ltd...................        993,152           8,877
 *Tandou, Ltd.....................          3,100           1,956
 *Tanganyika Gold NL..............        104,360          74,072
 *Tap Oil.........................        193,100         106,600
 Tassal, Ltd......................         93,157          49,957
 *Techniche, Ltd..................         43,482          22,861
 Telecasters Australia, Ltd.......         30,643         130,497
 Television & Media Services,
   Ltd............................        177,693         130,793
 Tempo Service, Ltd...............         98,174          87,747
 Ten Network Holdings, Ltd........        110,000         147,359
 Thakral Holdings Group...........      1,124,244         354,647

                                            SHARES          VALUE+
                                            ------          ------

 *Third Rail, Ltd.................        151,200    $     11,527
 Ticor, Ltd.......................        347,850         210,317
 Timbercorp Limited...............        230,152         199,657
 *Titan Resources NL..............         50,000           6,572
 Toll Holdings, Ltd...............         94,029         580,878
 *Tooth & Co., Ltd................        153,000          16,490
 Tourism Assets Holdings, Ltd.....        469,760         143,248
 *Transcom International, Ltd.....        118,238          47,867
 *Triako Resources, Ltd...........          5,400           1,363
 Troy Resources NL................         22,548           7,350
 *Union Capital, Ltd..............        395,200          18,077
 Union Gold Mining Co. NL.........        142,500          77,917
 United Construction Group,
   Ltd............................         81,554          49,309
 *Utility Services Corp., Ltd.....        116,121          48,231
 *Valdera Resources, Ltd..........          5,530               0
 Vecommerce, Ltd..................         13,680          35,602
 *Victoria Petroleum NL...........        347,973           7,318
 Villa World, Ltd.................        134,700          51,698
 Village Roadshow, Ltd............        356,394         350,394
 Vision Systems, Ltd..............        179,067         211,828
 *Voicenet (Australia), Ltd.......        112,661          26,655
 *Vos Industries, Ltd.............        102,161          10,742
 *Walhalla Mining Company NL......         95,388           5,767
 Waterco, Ltd.....................         22,304          21,577
 Watpac, Ltd......................        116,557          16,239
 Wattyl, Ltd......................        147,230         214,418
 *Webster, Ltd....................         33,551          11,642
 *Westel Group, Ltd...............        164,855          15,168
 *Western Metals, Ltd.............        385,787          39,552
 Westralian Sands, Ltd............        293,919         618,738
 White (Joe) Maltings, Ltd........         13,724          20,997
 Wide Bay Capricorn Building
   Society, Ltd...................         26,958          47,481
 Williams R.M. Holdings, Ltd......         24,075          27,214
 *Wine Planet Holdings, Ltd.......         48,101           5,817
 Yates (Arthur) and Co. Property,
   Ltd............................        150,702          19,412
 *Zimbabwe Platinum Mines, Ltd....         74,620          20,793
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $52,685,227)..............                     38,728,189
                                                     ------------
INVESTMENT IN CURRENCY -- (0.5%)
 *Australian Dollar
   (Cost $678,957)................                        678,894
                                                     ------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $42,053).................         32,553          25,844
                                                     ------------
RIGHTS/WARRANTS -- (0.0%)
 *A.P. Eagers, Ltd. Options
   01/31/03.......................          2,204             492
 *Access1 Options 11/30/02........         13,092               0
 *Advanced Engine Components, Ltd.
   Options 12/31/02...............         11,369             538
 *Axon Instruments, Inc. Options
   Open Pay Date..................         16,148               0
 *Beaconsfield Gold NL Options
   03/15/02.......................          8,908             234
 *Bligh Oil & Minerals NL Options
   02/15/02.......................         29,422           1,470
 *Ipoh Rights 12/13/00............         39,990             442
 *Mosaic Oil NL Options
   06/30/02.......................         31,429             859
 *Quantum Resources Rights
   12/15/00.......................        115,007             484

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                            SHARES          VALUE+
                                            ------          ------
 *Ridley Corp., Ltd. Options
   04/30/02.......................         57,485    $      4,836
 *Surfboard, Ltd. Options
   12/31/01.......................         28,753             227
                                                     ------------
TOTAL RIGHTS/WARRANTS
  (Cost $3,334)...................                          9,582
                                                     ------------
TOTAL -- AUSTRALIA
  (Cost $53,409,571)..............                     39,442,509
                                                     ------------
SINGAPORE -- (29.8%)
COMMON STOCKS -- (29.7%)
 *ASA Ceramic, Ltd................        356,000          61,906
 Acma, Ltd........................        472,600         208,823
 *Alliance Technology &
   Development, Ltd...............        156,000          16,010
 Amtek Engineering, Ltd...........        540,625         147,952
 *Apollo Enterprises, Ltd.........        193,000          80,877
 Armstrong Industrial Corp........        730,000          66,593
 Avimo Group, Ltd.................        317,250         640,306
 Benjamin (F.J.) Holdings, Ltd....        611,000          88,831
 Bonvests Holdings, Ltd...........        825,000         235,183
 *Broadway Industrial Group,
   Ltd............................        352,000          29,100
 Bukit Sembawang Estates, Ltd.....         71,334         500,247
 *CK Tang, Ltd....................        307,000          40,258
 CWT Distribution, Ltd............        461,500         155,241
 Causeway Investment, Ltd.........        248,000          25,451
 Central Properties, Ltd..........         66,000         511,759
 Chemical Industries (Far East),
   Ltd............................        105,910          93,595
 Chevalier Singapore Holdings,
   Ltd............................        220,000          33,866
 Chuan Hup Holdings, Ltd..........      3,050,000         626,016
 Chuan Soon Huat Industrial Group,
   Ltd............................        614,000         112,021
 Comfort Group, Ltd...............      2,469,000         802,378
 Compact Metal Industries.........        643,000          87,984
 Cosco Investment, Ltd............      1,222,000         114,958
 Courts Singapore, Ltd............        495,000         152,399
 Dovechem Terminals Holdings,
   Ltd............................        339,000         162,354
 *Eastern Asia Technology, Ltd....        510,000         165,740
 Econ International, Ltd..........      1,242,000         177,029
 Eltech Electronics, Ltd..........        704,000         100,345
 Eng Wah Organisation, Ltd........        265,000          29,840
 First Capital Corp., Ltd.........      1,215,000         942,102
 Focal Finance, Ltd...............        336,200         460,036
 *Freight Links Express Holdings,
   Ltd............................      1,648,000         122,147
 Fu Yu Manufacturing, Ltd.........      1,291,000         184,013
 Fuji Offset Plates Manufacturing,
   Ltd............................         33,750           8,467
 GB Holdings, Ltd.................        200,000          54,163
 GK Goh Holdings, Ltd.............      1,120,000         443,798
 GP Industries, Ltd...............        602,000         269,432
 General Magnetics, Ltd...........        308,000          33,365
 *Goldtron, Ltd...................        473,000          35,058
 Guthrie GTS, Ltd.................      1,174,400         200,872
 HTP Holdings, Ltd................        479,000          79,198
 Hai Sun Hup Group, Ltd...........      2,604,000         348,893
 Haw Par Brothers International,
   Ltd............................        565,200       1,082,740
 *Hind Hotels International,
   Ltd............................        171,000         190,114
 Hitachi Zosen (Singapore),
   Ltd............................        962,000         208,421
 Hong Fok Corp., Ltd..............      1,796,000         279,033
 Hotel Grand Central, Ltd.........        437,640         159,691
 Hotel Plaza, Ltd.................      1,189,000         281,328
 Hotel Properties, Ltd............      1,393,000       1,207,195
 Hotel Royal, Ltd.................        144,333         128,373
 Hour Glass, Ltd..................        298,000          62,014
 Hup Seng Huat, Ltd...............        900,200          92,384

                                            SHARES          VALUE+
                                            ------          ------

 Hwa Hong Corp., Ltd..............      2,785,000    $    730,409
 Hwa Tat Lee, Ltd.................        455,000          77,824
 IDT Holdings, Ltd................        398,000         408,450
 *IPC Corp., Ltd..................      1,936,000         121,417
 Inchcape Motors, Ltd.............        491,000         369,520
 *Inno-Pacific Holdings, Ltd......        962,500          79,570
 International Factors
   (Singapore), Ltd...............        290,000          68,617
 Intraco, Ltd.....................        292,500         208,458
 Isetan (Singapore), Ltd..........         98,000         111,748
 Jack Chia-MPH, Ltd...............        638,000         216,432
 Jaya Holdings, Ltd...............      2,127,000         187,967
 Jurong Cement, Ltd...............        132,500         117,093
 Jurong Engineering, Ltd..........        112,000          89,398
 K1 Ventures, Ltd.................      2,842,500         267,404
 Keppel Fels Energy and
   Infrastructure, Ltd............      1,526,500         939,947
 Keppel Tatlee Finance, Ltd.......        744,750         568,981
 Keppel Telecommunications and
   Transportation, Ltd............      1,376,000       1,176,772
 Khong Guan Flour Milling, Ltd....         19,000          23,290
 *Kian Ann Engineering, Ltd.......        868,000         183,107
 *Kian Ho Bearings, Ltd...........        277,000          26,848
 Kim Eng Holdings, Ltd............      1,775,200         870,419
 Koh Brothers, Ltd................      1,494,000         132,028
 *L & M Group Investments, Ltd....        451,100         106,734
 LC Development, Ltd..............      1,191,767         125,703
 Labroy Marine, Ltd...............      2,600,000         444,711
 Lee Kim Tah Holdings, Ltd........        795,000          88,386
 Liang Huat Aluminum, Ltd.........      1,477,000         155,788
 *Lim Kah Ngam, Ltd...............        350,999          36,021
 *Low Keng Huat Singapore, Ltd....        372,000          59,386
 Lum Chang Holdings, Ltd..........      1,134,030         252,158
 Magnecomp International, Ltd.....        466,000         176,681
 Marco Polo Developments, Ltd.....        925,000         886,000
 *Metalock (Singapore), Ltd.......         60,000           8,723
 Metro Holdings, Ltd..............      1,575,800         332,419
 *Natsteel Broadway, Ltd..........        546,000         772,017
 *Nippecraft, Ltd.................      1,013,000          63,531
 *Orchard Parade Holdings, Ltd....      1,084,022         358,467
 *Osprey Maritime, Ltd............        966,000         578,295
 Ossia International, Ltd.........        708,000         129,171
 Overseas Union Enterprise,
   Ltd............................        542,000       1,977,707
 Overseas Union Trust (Foreign)...        163,800         249,349
 PCI, Ltd.........................        530,000         317,284
 *Pacific Can Investment Holdings,
   Ltd............................        101,000           5,471
 Pacific Carriers, Ltd............        900,000         443,855
 Pan Pacific Public Co., Ltd......         69,750          12,328
 Pan-United Corp., Ltd............      1,624,000         226,848
 Pentex-Schweizer Circuits,
   Ltd............................        916,000         138,396
 Pertama Holdings, Ltd............        459,750          58,978
 *Pokka Corp. (Singapore), Ltd....        159,000          20,850
 Prima, Ltd.......................        106,000         232,071
 Provisions Suppliers Corp........      3,373,000         259,617
 Republic Hotels and Resorts,
   Ltd............................        881,000         399,324
 Robinson & Co., Ltd..............        284,832         678,809
 Rotary Engineering, Ltd..........      1,231,000         187,743
 SMB United.......................      1,254,000         142,992
 SNP Corp., Ltd...................        175,500          74,044
 *SPP, Ltd........................        454,000          25,884
 *ST Capital, Ltd.................        940,553         329,793
 San Teh, Ltd.....................        838,406         143,403
 *Scotts Holdings, Ltd............      1,807,250         391,548

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CONTINUED

                                            SHARES          VALUE+
                                            ------          ------
 Sea View Hotel, Ltd..............         66,000    $    323,612
 Sime Singapore, Ltd..............      1,617,000         806,679
 Sin Soon Huat, Ltd...............        929,000          74,153
 Sing Investments & Finance, Ltd.
   (Foreign)......................         94,500          54,956
 Singapore Finance, Ltd...........        598,000         487,551
 Singapore Reinsurance Corp.,
   Ltd............................        280,170         178,905
 *Singapore Shipping Corp.,
   Ltd............................      1,302,000         144,753
 Singapura Building Society,
   Ltd............................        139,250          83,362
 Singatronics, Ltd................        748,000         132,204
 Ssangyong Cement (Singapore),
   Ltd............................        236,000         203,176
 Stamford Tyres Corp., Ltd........         62,000          12,902
 Straits Trading Co., Ltd.........      1,117,200       1,082,836
 Sunright, Ltd....................        378,000         122,843
 Superbowl Holdings, Ltd..........        490,000          78,223
 Superior Metal Printing, Ltd.....        490,500          53,134
 Tibs Holdings, Ltd...............        423,000         239,964
 Tiger Medicals, Ltd..............        224,000         199,230
 *Transmarco, Ltd.................        106,500          27,779
 *Tuan Sing Holdings, Ltd.........      3,362,000         354,611
 United Engineers, Ltd............        632,666         411,209
 *United Overseas Bank
   Securities.....................      1,352,000         481,770
 United Overseas Insurance,
   Ltd............................        125,500         150,261
 United Overseas Land, Ltd........      1,104,000         918,977
 United Pulp & Paper Co., Ltd.....        354,000          92,337
 *Uraco Holdings, Ltd.............      1,803,600         169,671
 *Van der Horst, Ltd..............        309,100          78,423
 Vickers Ballas Holdings, Ltd.....      1,924,000         778,836
 WBL Corp., Ltd...................        510,000         561,190
 Wearnes International (1994),
   Ltd............................         33,000          11,289
 Wing Tai Holdings, Ltd...........        505,000         368,540
 *Yeo Hiap Seng, Ltd..............        102,000          77,345
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $55,023,104)..............                     38,966,804
                                                     ------------
PREFERRED STOCKS -- (0.1%)
 First Capital Corp., Ltd. 7%
   Non-Redeemable Convertible
   (Cost $102,710)................        172,500         136,706
                                                     ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $37,700).................                         37,601
                                                     ------------
TOTAL -- SINGAPORE
  (Cost $55,163,514)..............                     39,141,111
                                                     ------------
HONG KONG -- (28.0%)
COMMON STOCKS -- (28.0%)
 ABC Communications (Holdings),
   Ltd............................        930,000          77,505
 ALCO Holdings, Ltd...............        314,000          18,519
 *AWT World Transport Holdings,
   Ltd............................        250,800             450
 Aeon Credit Service (Asia) Co.,
   Ltd............................         62,000          19,674
 *Allied Group, Ltd...............      7,298,000         453,818
 *Allied Properties (Hong Kong),
   Ltd............................      6,786,000         339,324
 *Anex International Holdings,
   Ltd............................        152,000           2,884
 *Applied International Holdings,
   Ltd............................      1,243,000          31,555
 *Asia Commercial Holdings,
   Ltd............................         72,800           3,267
 Asia Financial Holdings, Ltd.....      1,900,794         299,762
 *Asia Securities International,
   Ltd............................      2,386,600          82,619
 *Asia Standard Hotel Group,
   Ltd............................         38,000           1,023
 Asia Standard International
   Group, Ltd.....................      2,870,000          71,387

                                            SHARES          VALUE+
                                            ------          ------

 *Asia Tele-Net & Technology
   Corp., Ltd.....................     10,520,000    $     74,185
 Associated International Hotels,
   Ltd............................        898,000         420,248
 Beauforte Investors Corp.,
   Ltd............................         72,000          95,545
 *Beijing Development (Hong Kong),
   Ltd............................        166,000          18,942
 *Benelux International, Ltd......         30,000              77
 Bossini International Holdings,
   Ltd............................        122,000          20,178
 Boto International Holdings,
   Ltd............................      2,290,000          66,356
 *Burwill Holdings, Ltd...........      2,059,200         174,252
 *CCT Telecom Holdings, Ltd.......      1,449,700         182,155
 *CIL Holdings, Ltd...............      2,058,000           2,639
 *CNT Group, Ltd..................      3,078,000         114,447
 Cafe de Coral Holdings, Ltd......      1,191,000         454,292
 *Capetronic International
   Holdings, Ltd..................        292,490          76,878
 *Capital Asia, Ltd...............         98,736           2,924
 *Cash On-line, Ltd...............         90,073               0
 *Central China Enterprises,
   Ltd............................      2,104,000          44,781
 *Century City International
   Holdings, Ltd..................        542,056          10,772
 Champion Technology Holdings,
   Ltd............................     11,854,749         361,747
 *Cheerful Holdings, Ltd..........        900,735          35,801
 Chen Hsong Holdings, Ltd.........      1,515,000         233,093
 Cheuk Nang Technologies
   (Holdings), Ltd................      7,500,080          42,311
 *Cheung Tai Hong Holdings,
   Ltd............................      2,018,400          23,291
 *Cheung Wah Development Co.,
   Ltd............................        140,000          17,591
 Chevalier (OA) International,
   Ltd............................      1,776,251          86,541
 *Chevalier Construction Holdings,
   Ltd............................        131,203           4,172
 Chevalier International Holdings,
   Ltd............................      2,793,991         200,608
 *China Aerospace International
   Holdings, Ltd..................      1,499,400         140,338
 *China Development Corp., Ltd....      1,150,000          34,650
 *China Digicontent Co., Ltd......      2,710,000          11,119
 *China Everbright International,
   Ltd............................      1,975,000          68,370
 *China Everbright Technology,
   Ltd............................      3,244,000         170,530
 China Foods Holdings, Ltd........      1,544,000         289,026
 China Hong-Kong Photo Products
   Holdings, Ltd..................      2,338,000         206,838
 *China Investments Holdings,
   Ltd............................        175,000           3,814
 China Motor Bus Co., Ltd.........        114,200         696,962
 *China Online (Bermuda), Ltd.....     10,580,000         146,503
 China Overseas Land & Investment,
   Ltd............................      4,558,000         496,740
 China Pharmaceutical Enterprise
   and Investment Corp., Ltd......      2,444,000         222,482
 *China Star Entertainment,
   Ltd............................      1,676,400          51,370
 China Strategic Holdings, Ltd....      3,760,000         125,342
 China Travel International
   Investment, Ltd................      2,730,000         294,021
 *China United Holdings, Ltd......      1,639,800           3,995
 *Chinese Estates Holdings,
   Ltd............................      1,204,000         135,845
 *Chinney Investments, Ltd........      1,144,000          42,536
 Chow Sang Sang Holdings
   International, Ltd.............      1,098,400         232,370
 Chuangs China Investments,
   Ltd............................      1,347,000          41,967
 Chuang's Consortium
   International, Ltd.............      1,858,884          63,159
 Chun Wo Holdings, Ltd............      1,671,917          58,950
 *Chung Hwa Development Holdings,
   Ltd............................      1,691,712           3,254

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CONTINUED

                                            SHARES          VALUE+
                                            ------          ------
 Cig-Wh International Holdings,
   Ltd............................        472,000    $     12,709
 *Climax International Co.,
   Ltd............................        296,000          12,714
 *Companion Building Material
   International Holdings, Ltd....     17,316,066          33,302
 *Concord Land Development Co.,
   Ltd............................        184,000          16,750
 Continental Holdings, Ltd........         98,825           9,123
 Continental Mariner Investment
   Co., Ltd.......................      1,629,000         208,861
 *Cosmos Machinery Enterprises,
   Ltd............................      1,024,000          35,449
 *Crocodile Garments, Ltd.........      1,539,000          35,123
 Cross Harbour Tunnel Co., Ltd....        365,603         148,830
 *Culturecom Holdings, Ltd........      2,161,000         174,555
 *Cybersonic Technology, Ltd......        193,000           6,929
 *DC Finance Holdings, Ltd........         27,000           1,108
 *Dah Hwa International Holdings,
   Ltd............................      1,122,000          25,894
 *Daido Group, Ltd................        223,000           2,716
 Dickson Concepts International,
   Ltd............................        222,000         107,450
 *DigitalHongKong.com.............         15,318             589
 *Dong-Jun Holdings, Ltd..........      2,484,000           4,777
 *Dransfield Holdings, Ltd........        190,000           2,363
 Dynamic Holdings, Ltd............        158,000          14,586
 *Easyknit International Holdings,
   Ltd............................        707,150          23,573
 Egana International Holdings,
   Ltd............................     19,766,208         473,916
 Egana Jewelry & Pearls, Ltd......      3,317,899         103,798
 *Ehealthcareasia, Ltd............         66,900           2,230
 Elec & Eltek International
   Holdings, Ltd..................      2,565,659         302,638
 *Emperor (China Concept)
   Investments, Ltd...............      6,435,000          28,052
 Emperor International Holdings,
   Ltd............................        644,369          40,896
 *Englong International, Ltd......        130,000               0
 *Essential Enterprises Co.,
   Ltd............................        320,000          25,848
 *Evergo China Holdings, Ltd......      3,720,000          42,926
 FPB Bank Holding Co., Ltd........      2,784,520       1,196,000
 Fairwood Holdings, Ltd...........        426,000           7,155
 *Fairyoung Holdings, Ltd.........      1,446,000          30,405
 Far East Consortium
   International, Ltd.............      1,641,378         103,119
 *Far East Holdings International,
   Ltd............................         70,000           3,949
 *Far East Hotels & Entertainment,
   Ltd............................      1,853,000          98,596
 *First Sign International
   Holdings, Ltd..................      1,050,000          25,175
 Fong's Industries Co., Ltd.......        962,000          49,337
 *Fortuna International Holdings,
   Ltd............................      2,727,000          16,433
 *Founder Holdings, Ltd...........        590,000         155,075
 Fountain Set Holdings, Ltd.......      1,274,000         111,074
 Four Seas Frozen Food Holdings,
   Ltd............................        347,184          19,809
 Four Seas Mercantile Holdings,
   Ltd............................        592,000         144,215
 *Four Seas Travel International,
   Ltd............................        600,000           1,231
 Frankie Dominion International,
   Ltd............................        630,173          20,199
 *Fu Hui Jewelry Co. (Hong Kong),
   Ltd............................        688,000           5,734
 *G-Prop Holdings, Ltd............        378,200           9,456
 Glorious Sun Enterprises, Ltd....        840,000         140,010
 Gold Peak Industries (Holdings),
   Ltd............................      1,059,250         264,831
 Golden Resources Development
   International, Ltd.............      1,456,500          57,891
 *Gold-Face Holdings, Ltd.........      2,003,600         213,219
 Goldlion Holdings, Ltd...........      2,052,000          86,822
 *Goldtron (Bermuda) Holdings,
   Ltd............................        231,111          15,705
 Golik Holdings, Ltd..............      1,536,500          57,130
 Grand Hotel Holdings, Ltd. Series
   A..............................      1,333,000         133,309
 Grande Holdings, Ltd.............        504,105         352,252

                                            SHARES          VALUE+
                                            ------          ------

 Great Wall Electronic
   International, Ltd.............      3,159,034    $     71,286
 *Greaterchina Technology Group,
   Ltd............................        150,410           4,821
 Group Sense (International),
   Ltd............................      2,062,000          71,382
 *Guangdong Investment, Ltd.......      2,150,000         250,851
 *Guangnan Holdings, Ltd..........        762,000           8,988
 *Guangzhou Investment Co.,
   Ltd............................      3,510,000         261,018
 HKCB Bank Holding Co., Ltd.......      1,130,000         289,764
 HKR International, Ltd...........        403,260         161,574
 Hanny Holdings, Ltd..............      3,644,224         140,172
 Harbour Centre Development,
   Ltd............................        784,000         522,704
 *Harbour Ring International
   Holdings, Ltd..................      2,636,000         196,024
 Henderson China Holdings, Ltd....        911,000         294,928
 *Heng Fung Holdings Co., Ltd.....      1,050,000          10,366
 High Fashion International,
   Ltd............................        178,000          31,266
 *Hikari Tsushin International,
   Ltd............................      2,248,000          62,833
 *Hinet Holdings, Ltd.............        611,057          12,379
 *Hon Kwok Land Investment Co.,
   Ltd............................      2,290,145          82,216
 Hong Kong Ferry (Holdings) Co.,
   Ltd............................        671,300         499,207
 *Hong Kong Parkview Group,
   Ltd............................      1,130,000         289,764
 *Hop Hing Holdings, Ltd..........        660,265          23,703
 Hopewell Holdings, Ltd...........        175,000          68,434
 Hsin Chong Construction Group,
   Ltd............................      1,569,658          92,576
 *Hualing Holdings, Ltd...........      1,344,000          44,803
 *Huey Tai International, Ltd.....      2,363,112          89,380
 Hung Hing Printing Group, Ltd....        934,442         359,426
 IDT International, Ltd...........      4,028,486         335,731
 *IMC Holdings, Ltd...............        604,000          51,111
 *ITC Corp., Ltd..................        466,157          59,768
 *Ideal Pacific Holdings, Ltd.....        838,000          44,052
 *Imgo, Ltd.......................        636,000          51,373
 *Innovative International
   (Holdings), Ltd................      1,474,003          24,190
 *Interchina Holdings Co., Ltd....        990,000         106,623
 *Interform Ceramics Technologies,
   Ltd............................      1,104,000          22,365
 International Bank of Asia,
   Ltd............................      2,615,714         556,717
 International Pipe, Ltd..........      2,022,392         129,650
 *Iquorom Cybernet, Ltd...........      4,145,000          19,132
 *Island Dyeing & Printing Co.,
   Ltd............................        444,000          44,403
 *Isteelasia.com, Ltd.............        667,286          37,217
 JCG Holdings, Ltd................      1,048,333         483,880
 Jackin International Holdings,
   Ltd............................        210,000          16,693
 *Jinhui Holdings Co., Ltd........        370,000          10,437
 K Wah International Holdings,
   Ltd............................      3,940,915         164,216
 *KPI Co., Ltd....................        264,000           4,570
 *KTP Holdings, Ltd...............        180,400          11,102
 *Kader Holdings Co., Ltd.........        545,600          16,509
 *Kantone Holdings, Ltd...........        123,902           7,784
 Karrie International Holdings,
   Ltd............................         66,000           2,539
 Keck Seng Investments (Hong
   Kong), Ltd.....................        858,600          81,463
 Kee-Shing Holdings Co., Ltd......        886,000         124,958
 King Fook Holdings, Ltd..........      1,000,000          39,105
 Kingboard Chemical Holdings,
   Ltd............................        926,000         433,351
 Kingmaker Footwear Holdings,
   Ltd............................        962,500         143,151
 *Kong Sun Holdings, Ltd..........        480,000          22,463
 *Kong Tai International Holdings
   Co., Ltd.......................      8,300,000         201,130
 *Kumagai Gumi Hong Kong, Ltd.....        970,000         133,073
 *Kwong Sang Hong International,
   Ltd............................      1,434,000          76,302
 Kwoon Chung Bus Holdings, Ltd....        556,000          62,733

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CONTINUED

                                            SHARES          VALUE+
                                            ------          ------
 *Lai Sun Development Co., Ltd....      2,970,000    $     92,914
 *Lai Sun Garment (International),
   Ltd............................      2,325,000          56,937
 *Lai Sun Hotels International,
   Ltd............................      3,268,000          69,136
 *Lam Soon (Hong Kong), Ltd.......        302,310          55,040
 *Lam Soon Food Industries,
   Ltd............................        228,000          45,311
 *Lamex Holdings, Ltd.............      3,628,800          19,541
 Le Saunda Holdings, Ltd..........        236,000          14,524
 *Leading Spirit High-Tech
   Holdings Co., Ltd..............      2,310,000          35,245
 Leefung-Asco Printers Holdings,
   Ltd............................        144,000          28,987
 *Leung Kee Holdings, Ltd.........        354,000           9,305
 *Lippo, Ltd......................      1,074,760         203,943
 Liu Chong Hing Bank, Ltd.........        365,000         381,405
 Liu Chong Hing Investment,
   Ltd............................        635,200         346,127
 *Logic International Holdings,
   Ltd............................        812,000          64,548
 *Luks Industrial Co., Ltd........        537,963          49,662
 Lung Kee (Bermuda) Holdings,
   Ltd............................        857,500         137,430
 *Magnificent Estates, Ltd........      3,778,000          22,282
 *Magnum International Holdings,
   Ltd............................        300,000           5,308
 *Mansion Holdings, Ltd...........      1,420,360          16,208
 *Mansion House Group, Ltd........        698,200          28,199
 *Megga (S.) International
   Holdings, Ltd..................      2,270,100           4,075
 Melbourne Enterprises, Ltd.......         45,500         155,178
 *Melco International Development,
   Ltd............................        180,000          22,617
 Midland Realty (Holding), Ltd....        496,000          34,341
 *Millennium Group, Ltd...........        928,000          12,850
 Min Xin Holdings, Ltd............        987,200          62,654
 Mingly Corp., Ltd................      4,032,600         219,740
 Moulin International Holdings,
   Ltd............................      3,350,183         253,429
 *Mui Hong Kong, Ltd..............      1,845,000          24,129
 *Multi-Asia International
   Holdings, Ltd..................      2,800,500         477,555
 Nanyang Holdings, Ltd............        137,500         109,303
 *National Electronics Holdings,
   Ltd............................      2,156,000          38,424
 New Island Printing Holdings,
   Ltd............................        176,000          38,362
 *New Rank City Development,
   Ltd............................          1,664             205
 *New World Cyberbase, Ltd........         25,220             673
 Ngai Lik Industrial Holdings,
   Ltd............................      1,556,000         588,529
 *Nph International Holdings,
   Ltd............................        108,400           8,617
 Ocean Information Holdings,
   Ltd............................        122,000           6,257
 *Onfem Holdings, Ltd.............      1,922,000          71,464
 *Oriental Metals Holdings Co.,
   Ltd............................      1,237,800          42,850
 *Oriental Press Group, Ltd.......      4,080,600         460,408
 Oxford Properties & Finance,
   Ltd............................        110,000         157,960
 *Pacific Andes International
   Holdings, Ltd..................        156,000           5,000
 *Pacific Concord Holding, Ltd....      2,134,629         161,477
 *Pacific Plywood Holdings,
   Ltd............................     10,210,000         100,798
 *Paramount Publishing Group,
   Ltd............................        620,000          27,425
 Paul Y. ITC Construction
   Holdings, Ltd..................        612,677          29,065
 *Peace Mark (Holdings), Ltd......      6,758,122          41,591
 *Pearl Oriental Holdings, Ltd....      9,064,000          31,378
 Pegasus International Holdings,
   Ltd............................        226,000          24,630
 *Perfect Treasure Holdings,
   Ltd............................        364,000          31,269
 Perfectech International
   Holdings, Ltd..................        571,450          63,010
 Pico Far East Holdings, Ltd......      1,190,000          97,648
 Playmate Toys Holdings, Ltd......      1,585,000          79,256
 Pokfulam Development Co., Ltd....        234,000          60,004
 *Poly Investments Holdings,
   Ltd............................      2,670,000          90,718
 Prestige Properties Holdings,
   Ltd............................        965,000          70,524
 *Prime Succession, Ltd...........        768,000          11,619

                                            SHARES          VALUE+
                                            ------          ------

 *Prosper Evision, Ltd............         96,000    $     32,925
 *QPL International Holdings,
   Ltd............................      1,191,000         645,170
 *Quality Healthcare Asia, Ltd....      1,338,000         262,472
 *RNA Holdings, Ltd...............         20,600             845
 Raymond Industrial, Ltd..........        605,400          47,349
 Realty Development Corp, Ltd.....        475,000          99,879
 *Regal Hotels International
   Holdings, Ltd..................      1,950,000          50,004
 *Rivera Holdings, Ltd............      3,160,000          88,324
 Road King Infrastructure, Ltd....        449,000         195,732
 *Ryoden Development, Ltd.........      1,912,000         115,218
 *S.A.S.Dragon Holdings, Ltd......      1,696,000         115,249
 SA SA International Holdings,
   Ltd............................      1,134,000         126,494
 Safety Godown Co., Ltd...........        408,000         215,784
 *Saint Honore Holdings, Ltd......        128,000          12,965
 *Same Time Holdings, Ltd.........        410,000           9,147
 San Miguel Brewery Hong Kong,
   Ltd............................        930,800         173,046
 Sea Holdings, Ltd................      1,068,000         246,479
 *Seapower International Holdings,
   Ltd............................        854,000          13,796
 *Seapower Resources
   International, Ltd.............      2,528,000          45,702
 *Semi-Tech (Global) Co., Ltd.....      4,273,327          14,245
 Shaw Brothers Hong Kong, Ltd.....        325,000         256,268
 Shell Electric Manufacturing
   (Holdings) Co., Ltd............      1,255,000         183,436
 *Shenyin Wanguo (Hong Kong),
   Ltd............................        847,500          41,291
 *Shenzhen International Holdings,
   Ltd............................      6,187,500         261,797
 *Shougang Concord Century
   Holdings, Ltd..................      1,292,000          33,131
 *Shougang Concord Grand (Group),
   Ltd............................      1,701,000          56,704
 *Shougang Concord International
   Enterprises Co., Ltd...........      4,166,000         106,828
 *Shougang Concord Technology
   Holdings, Ltd..................      1,647,914          57,047
 Shui On Construction & Materials,
   Ltd............................        218,000         269,724
 *Shun Ho Construction (Holdings),
   Ltd............................      1,037,452          34,584
 *Shun Ho Resources Holdings,
   Ltd............................        483,000          14,243
 *Shun Shing Holdings, Ltd........      2,573,600         254,078
 Shun Tak Holdings, Ltd...........      3,422,000         368,549
 *Silver Grant International
   Industries, Ltd................      2,087,000         129,778
 Sime Darby Hong Kong, Ltd........      1,040,000         506,702
 *Simsen Metals & Holdings,
   Ltd............................      1,024,000           8,534
 *Sincere Co., Ltd................        505,500          22,684
 Sing Tao Holdings, Ltd...........        913,000         149,836
 *Singamas Container Holdings,
   Ltd............................        320,000          11,898
 *Sino Foundations Holdings,
   Ltd............................      1,074,000          25,475
 *Sinocan Holdings, Ltd...........        350,000           4,173
 *Skynet (International Group)
   Holdings, Ltd..................        244,240           4,541
 Solartech International Holdings,
   Ltd............................      4,960,000          11,447
 *Sound International, Ltd........         79,200           1,452
 South China Brokerage Co.,
   Ltd............................      4,060,000          65,069
 South China Industries, Ltd......      1,124,000          51,881
 *South China Strategic
   Investments, Ltd...............        857,400          79,150
 *South Sea Development Co.,
   Ltd............................      2,603,158          53,068
 Southeast Asia Properties &
   Finance, Ltd...................        175,692          45,052

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CONTINUED

                                            SHARES          VALUE+
                                            ------          ------
 Starlight International Holdings,
   Ltd............................      5,245,168    $    111,636
 *Stelux Holdings International,
   Ltd............................      1,307,702          40,240
 Styland Holdings, Ltd............      2,545,200           3,263
 *Sun Fook Kong Holdings, Ltd.....      1,778,000         148,177
 Sun Hung Kai & Co., Ltd..........      3,338,600         556,473
 *Suncorp Technologies, Ltd.......        158,400           1,300
 Suwa International Holdings,
   Ltd............................      1,062,000          34,041
 *Swank International
   Manufacturing Co., Ltd.........        638,000           4,908
 *Symphony Holdings, Ltd..........      6,950,000          68,614
 *Tack Hsin Holdings, Ltd.........        542,000         106,323
 Tai Cheung Holdings, Ltd.........      1,445,000         190,828
 Tai Fook Securities Group,
   Ltd............................         72,000          15,324
 Tai Sang Land Development,
   Ltd............................        627,984         132,852
 *Tak Sing Alliance Holdings,
   Ltd............................      2,909,865          76,110
 *Tak Wing Investment Holdings,
   Ltd............................        432,800          34,959
 Tan Chong International
   Limited........................        402,000          53,088
 Techtronic Industries Co.,
   Ltd............................      1,330,000         315,471
 *Tem Fat Hing Fung (Holdings),
   Ltd............................      5,488,000         186,464
 Termbray Industries International
   (Holdings), Ltd................      2,304,900         147,760
 Tern Properties Co., Ltd.........         61,200          11,378
 Texwinca Holdings, Ltd...........      1,074,000         161,111
 *Tian An China Investments Co.,
   Ltd............................      4,355,750          68,692
 Tian Teck Land, Ltd..............      1,098,000         199,906
 *Triplenic Holdings, Ltd.........      2,378,000          16,464
 Tristate Holdings, Ltd...........        138,000          28,310
 Truly International Holdings,
   Ltd............................      1,014,000         226,216
 *Tung Fong Hung Holdings, Ltd....      1,157,745          28,203
 Tungtex (Holdings) Co., Ltd......        788,000         106,084
 *Tysan Holdings, Ltd.............      1,040,773          32,026
 *UDL Holdings, Ltd...............         23,700             182
 *USI Holdings, Ltd...............        928,999         158,417
 *United Power Investment, Ltd....      1,664,000          76,805
 *Universal Appliances, Ltd.......      2,770,000          33,384
 Van Shung Chong Holdings, Ltd....        854,400         113,928
 *Vanda Systems & Communications
   Holdings, Ltd..................        644,000          96,607
 Vitasoy International Holdings,
   Ltd............................        819,000         119,708
 Wah Ha Realty Co., Ltd...........        278,600          27,505
 *Wah Nam Group, Ltd..............      1,934,800           5,954
 *Wai Kee Holdings, Ltd...........      1,562,738          88,161
 Wang On Group, Ltd...............        774,000          22,725
 *Wiltec Holdings, Ltd............        378,511          11,550
 *Winfoong International, Ltd.....      1,210,000          41,112
 Wing Fai International, Ltd......      3,380,000          61,104
 Wing On Co. International,
   Ltd............................        565,000         199,213
 Wing Shan International, Ltd.....        896,000          42,506
 *Winsan China Investment Group,
   Ltd............................        384,000          12,309
 Winsor Industrial Corp., Ltd.....        498,000         159,627
 *Winsor Properties Holdings,
   Ltd............................        498,000         166,012
 *Wo Kee Hong (Holdings), Ltd.....      1,944,000          21,186
 Wong's International (Holdings),
   Ltd............................      1,012,000         324,382
 *Wong's Kong King International
   (Holdings), Ltd................      1,139,600          39,450
 World Houseware (Holdings),
   Ltd............................        586,447          11,955
 YGM Trading, Ltd.................        228,000         122,047
 Yangtzekiang Garment
   Manufacturing Co., Ltd.........        405,000          61,793
 Yaohan International Caterers,
   Ltd............................        512,000          42,013
 *Yaohan International Holdings,
   Ltd............................        974,000               0
 Yau Lee Holdings, Ltd............        534,000          21,225

                                            SHARES          VALUE+
                                            ------          ------

 *Yeebo International Holdings,
   Ltd............................         40,800    $      2,511
 *Yiu Wing International Holdings,
   Ltd............................      1,404,200          21,965
 *Yoshiya International Corp.,
   Ltd............................        612,300          25,122
 Yugang International, Ltd........     11,916,000         114,585
 *Yunnan Enterprises Holdings,
   Ltd............................        240,000          13,539
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $75,619,188)..............                     36,760,418
                                                     ------------
RIGHTS/WARRANTS -- (0.0%)
 *Applied International Holdings,
   Ltd. Warrants 04/30/04.........        248,600             892
 *Asia Standard Hotel Group, Ltd.
   Warrants 10/08/01..............          7,600              19
 *Asia Standard International
   Group Warrants 09/30/01........        574,000           1,472
 *Companion Building Material
   International Holdings, Ltd. -
   Warrants 08/13/02..............      3,463,213           4,440
 *Gold-Face Holdings, Ltd Warrants
   09/30/01.......................        182,145           4,671
 *Hanny Holdings, Ltd. Warrants
   04/03/02.......................        728,844           8,971
 *Hikari Tsushin International,
   Ltd. Warrants 04/27/02.........        449,600           3,170
 *Hop Hing Holdings, Ltd. Warrants
   04/30/01.......................        132,053               0
 *Iquorum Cybernet, Ltd. Warrants
   04/30/04.......................        829,000           1,063
 *Kong Sun Holdings, Ltd. Warrants
   04/25/02.......................         96,000           1,846
 *Mui Hong Kong, Ltd. Warrants
   06/19/05.......................        369,000           1,561
 *Road King Infrastructure, Ltd.
   Warrants 09/05/03..............         89,800           4,145
 *South China Information &
   Technology, Ltd. Warrants
   03/28/02.......................        171,480             550
 *Styland Holdings, Ltd. Warrants
   12/31/01.......................        509,040             653
 *Tak Sing Alliance Holdings, Ltd.
   Warrants 02/28/02..............        290,986           1,268
 *Yunnan Enterprises Holdings,
   Ltd. Warrants 09/30/02.........         48,000             246
                                                     ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).......................                         34,967
                                                     ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $23,453).................                         23,453
                                                     ------------
TOTAL -- HONG KONG
  (Cost $75,642,641)..............                     36,818,838
                                                     ------------
NEW ZEALAND -- (10.8%)
COMMON STOCKS -- (10.7%)
 *AFFCO Holdings, Ltd.............        503,188          97,002
 *Advantage Group, Ltd............        101,600          56,258
 Baycorp Holdings, Ltd............        200,614         888,665
 CDL Hotels NZ, Ltd...............        657,244          51,219
 CDL Investments NZ, Ltd..........        240,073          20,678
 Cavalier Corp., Ltd..............         88,507         172,435
 Ceramco Corp., Ltd...............         77,120          60,100
 Colonial Motor Co., Ltd..........         47,895          52,058
 Corporate Investments, Ltd.......        503,564         766,270

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                            SHARES          VALUE+
                                            ------          ------
 *Cue Energy Resources NL.........        452,354    $      9,648
 DB Group, Ltd....................        264,177         417,166
 Ebos Group, Ltd..................         57,108          64,414
 *Evergreen Forests, Ltd..........        323,301          67,629
 Fernz Corp., Ltd.................        391,902         631,718
 Fisher & Paykel Industries,
   Ltd............................        307,890         915,560
 Force Corp., Ltd.................        380,914          43,746
 Hallenstein Glassons Holdings,
   Ltd............................        142,638         134,560
 Hellaby Holdings, Ltd............        118,179          83,857
 Horizon Energy Distribution,
   Ltd............................          8,084          26,526
 Independent Newspapers, Ltd.
   (Auckland).....................      1,014,000       1,372,477
 *Kingsgate International Corp.,
   Ltd............................        479,679          25,577
 *Met Lifecare, Ltd...............        144,900          68,347
 Michael Hill International,
   Ltd............................         90,546         118,843
 Natural Gas Corp. Holdings,
   Ltd............................      1,859,760       1,037,407
 *New Zealand Oil & Gas, Ltd......        402,731          49,555
 New Zealand Refining Co., Ltd....         62,819         333,668
 Northland Port Corp. (New
   Zealand), Ltd..................        108,571          75,704
 Nuplex Industries, Ltd...........        188,848         243,992
 *Otter Gold Mines, Ltd...........         89,321          13,189
 Owens Group, Ltd.................        138,522          48,862
 PDL Holdings, Ltd................         33,381          54,766
 *Pacific Retail Group, Ltd.......        123,160          67,691
 Port of Tauranga, Ltd............        200,316         460,105
 Ports of Auckland................        347,158         612,278
 Radio Pacific, Ltd...............          5,200          16,210
 Reid Farmers, Ltd................        146,734          54,166
 Restaurant Brand New Zealand,
   Ltd............................        226,417         118,870
 *Richina Pacific, Ltd............        137,322          19,713
 Sanford, Ltd.....................        250,512         493,200
 Scott Technology, Ltd............         48,074          43,774
 *Seafresh Fisheries..............         80,520           2,477
 Shotover Jet, Ltd................        106,500          18,346
 Sky City, Ltd....................        263,975         825,033
 South Eastern Utilities, Ltd.....        147,679          62,995
 South Port New Zealand, Ltd......         30,744          13,493
 Steel & Tube Holdings, Ltd.......        151,610          88,302
 *Summit Gold, Ltd................        107,419           3,084
 Tasman Agriculture, Ltd..........        261,760         134,204
 Taylors Group, Ltd...............         29,646          13,984
 Tourism Holdings, Ltd............        222,252         177,760
 *Trans Tasman Properties, Ltd....        891,408          69,468
 Tranz Rail Holdings, Ltd.........        316,409         447,735
 Trustpower, Ltd..................        458,529         564,211
 Warehouse Group, Ltd.............        503,486       1,228,733
 Waste Management NZ, Ltd.........        254,272         438,027
 Williams & Kettle, Ltd...........         38,372          42,809
 Wrightson, Ltd...................        317,720          71,674
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $18,696,784)..............                     14,090,238
                                                     ------------

BONDS -- (0.1%)
                                          FACE
                                        AMOUNT@
                                        -------
                                         (000)
Capital Properties New Zealand,
  Ltd. Notes
    8.500%, 04/15/05
      (Cost $210,192).............            201          78,507
                                                     ------------


INVESTMENT IN CURRENCY -- (0.0%)

                                            SHARES          VALUE+
                                            ------          ------
                                         (000)
 *New Zealand Dollar
   (Cost $3,837)..................                   $      3,965
                                                     ------------
TOTAL -- NEW ZEALAND
  (Cost $18,910,813)..............                     14,172,710
                                                     ------------
MALAYSIA -- (0.3%)
COMMON STOCKS -- (0.3%)
 *Aokam Perdana Berhad............          7,100           4,596
 *Apl Industries Berhad...........          4,100           1,133
 *Arensi Holdings (Malaysia)
   Berhad.........................         33,000           3,561
 *Autoways Holdings Berhad........         10,000           3,395
 *Instangreen Corp. Berhad........         15,000           3,789
 *Kuala Lumpur Industries Holdings
   Berhad.........................        138,000          17,976
 *MBF Holdings Berhad.............      2,228,250         120,208
 *Mun Loong Berhad................         40,000           6,158
 *Perdana Industrial Holdings
   Berhad.........................         46,000           3,753
 *Promet Berhad...................      1,143,000          87,229
 *Rahman Hydraulic Tin Berhad.....        111,000          19,425
 *Rekapacific Berhad..............        473,000          57,258
 *SCK Group Berhad................         22,000               0
 *Tai Wah Garments Manufacturing
   Berhad (Foreign)...............         60,000           6,947
 *Taiping Consolidated Berhad.....        232,000          12,821
 *Westmont Industries Berhad......        223,520          52,351
 *Wing Tiek Holdings Berhad.......         95,800          22,437
                                                     ------------
TOTAL -- MALAYSIA
  (Cost $3,085,047)...............                        423,037
                                                     ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *DF China Technology, Inc........            950           1,485
 *Exergy, Inc.....................          7,260               0
                                                     ------------
TOTAL -- UNITED STATES
  (Cost $4,303)...................                          1,485
                                                     ------------

                                          FACE
                                         AMOUNT
                                         ------
                                         (000)
TEMPORARY CASH INVESTMENTS --
  (1.1%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 5.99%, 12/01/2000
   (Collateralized by U.S.
   Treasury Notes 7.25%, 05/15/04,
   valued at $1,458,765) to be
   repurchased at $1,436,239.
   (Cost $1,436,000)..............    $     1,436       1,436,000
                                                     ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $207,651,889)++...........                   $131,435,690
                                                     ============

----------------------------------------------------------------
  +  See Note B to Financial Statements.
  @  Denominated in local currency.
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $208,230,241.

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                            SHARES           VALUE+
                                                            ------           ------
UNITED KINGDOM -- (99.5%)
COMMON STOCKS -- (99.4%)
 600 Group P.L.C.......................................      100,910   $     76,532
 AEA Technology P.L.C..................................       35,300        145,120
 AIM Group P.L.C.......................................       32,063         64,770
 AIT Group P.L.C.......................................        4,000         64,359
 API Group P.L.C.......................................       51,500        177,041
 ASDA Property Holdings P.L.C..........................       94,000        260,512
 *ASW Holdings P.L.C...................................      949,314        124,482
 Abacus Polar P.L.C....................................       75,000        433,254
 Abbeycrest P.L.C......................................       42,590         61,281
 Abbot Group P.L.C.....................................       92,595        172,610
 Acal P.L.C............................................       13,671        142,443
 *Acatos & Hutcheson P.L.C.............................       79,000         63,275
 Action Computer Supplies Holdings, Ltd................       88,000         48,028
 Adam & Harvey Group P.L.C.............................       10,500         16,448
 *Advanced Medical Solutions P.L.C.....................       24,258          4,814
 *Advanced Power Components, Ltd.......................        4,000         19,053
 *African Lakes Corp. P.L.C............................        7,760          3,575
 Airflow Streamlines P.L.C.............................       20,500         32,984
 Airsprung Furniture Group P.L.C.......................       58,000         57,966
 Alba P.L.C............................................      105,025        755,583
 *Alexanders Holdings P.L.C............................       71,000         27,930
 Alexandra Workwear P.L.C..............................       86,243        139,985
 *Alexon Group P.L.C...................................      106,500        113,231
 Allders P.L.C.........................................       16,000         23,475
 Allen P.L.C...........................................       25,000         73,184
 Alpha Airports Group P.L.C............................      331,241        230,088
 Alphameric P.L.C......................................       72,688        242,150
 Alumasc Group P.L.C...................................      100,245        165,555
 Alvis P.L.C...........................................      150,000        204,134
 *Amberley Group P.L.C.................................      200,000         65,210
 Amec P.L.C............................................       86,200        382,477
 Amey P.L.C............................................       67,000      1,617,021
 Amstrad P.L.C.........................................      149,652        267,305
 *Andrew Sykes Group P.L.C.............................      203,650        194,869
 *Anglesey Mining P.L.C................................       55,000          1,559
 Anglian Group P.L.C...................................      126,280        262,256
 Anglo Eastern Plantations P.L.C.......................       57,166         35,252
 Anite Group P.L.C.....................................      250,000        574,128
 Applied Optical Technologies P.L.C....................       21,300         35,781
 Aquarius Group P.L.C..................................        8,000          4,763
 *Arena Leisure P.L.C..................................       62,500        117,395
 Armitage Brothers P.L.C...............................        4,000         12,475
 *Armour Trust P.L.C...................................      198,500         53,465
 Ascot P.L.C...........................................       53,435        165,513
 Ashtenne Holdings P.L.C...............................       50,000        139,988
 Aukett Associates P.L.C...............................      144,174         39,854
 Austin Reed Group P.L.C...............................       68,999         88,521
 Avesco P.L.C..........................................       29,998        304,055
 Avon Rubber P.L.C.....................................       60,364        188,258
 *Axis-Shield P.L.C....................................       18,284        132,837
 *Azlan Group P.L.C....................................      185,000        452,392
 BICC P.L.C............................................       15,000         26,155
 BNB Resources P.L.C...................................       49,000         65,642
 BPP Holdings P.L.C....................................       53,250        543,508
 *BS P.L.C.............................................        7,000         15,133

                                                            SHARES           VALUE+
                                                            ------           ------

 BSS Group P.L.C.......................................       47,905   $    263,152
 Babcock International Group P.L.C.....................      310,464        556,744
 Baggeridge Brick P.L.C................................       98,000        129,895
 Bailey (Ben) Construction P.L.C.......................       26,000         14,559
 Bailey (C.H.) P.L.C...................................      109,500         10,478
 Bailey (C.H.) P.L.C. Class B..........................       10,000          3,119
 Barlows P.L.C.........................................       50,000         42,882
 Barr (A.G.) P.L.C.....................................       43,000        223,407
 Baynes (Charles) P.L.C................................      341,378        232,290
 Beattie (James) P.L.C.................................      132,247        265,275
 Bellway P.L.C.........................................       93,000        446,268
 Bemrose Corp. P.L.C...................................       50,375        288,146
 Benchmark Group P.L.C.................................       26,892        103,501
 Bentalls P.L.C........................................       91,617         87,017
 Bespak P.L.C..........................................       55,918        468,482
 Bett Brothers P.L.C...................................       33,108        100,204
 *Biocompatibles International P.L.C...................       56,250        281,881
 *Biotrace International P.L.C.........................       50,000         26,934
 Birse Group P.L.C.....................................      421,901         46,352
 *Bizspace P.L.C.......................................        8,695          3,451
 Black (Peter) Holdings P.L.C..........................      111,495        539,759
 Black Arrow Group P.L.C...............................       56,500         70,083
 Blacks Leisure Group P.L.C............................       60,959        198,324
 *Blagden Industries P.L.C.............................      131,092         20,442
 Blick P.L.C...........................................       68,555        214,290
 Bloomsbury Publishing P.L.C...........................        3,307         41,020
 Body Shop International P.L.C.........................      194,000        288,765
 Boosey & Hawkes P.L.C.................................       35,500         72,971
 Boot (Henry) & Sons P.L.C.............................       47,000        129,923
 Bourne End Properties P.L.C...........................      141,021        118,947
 *Bradstock Group P.L.C................................      130,000         15,664
 Brake Brothers P.L.C..................................       15,600        122,736
 Brammer (H.) P.L.C....................................       86,623        489,959
 Brewin Dolphin Holdings P.L.C.........................       10,309         27,036
 *Bridgend Group P.L.C.................................      651,000         17,304
 Bristol Water Holdings P.L.C..........................       12,000        150,549
 Britax International P.L.C............................      120,297        177,354
 *British Biotech P.L.C................................      198,000         68,768
 British Polythene Industries P.L.C....................       56,740        243,315
 Britt Allcroft Co. P.L.C..............................       25,000        184,288
 Brockhampton Holdings P.L.C...........................       12,000         46,781
 Brockhampton Holdings P.L.C. Series A Non-Voting......       48,000         76,550
 Brooks Service Group P.L.C............................       25,500         65,972
 Brown & Jackson P.L.C.................................      296,819        334,513
 *Brunel Holding PLC...................................       11,935          6,175
 Bryant Group P.L.C....................................       22,932         46,650
 Budgens P.L.C.........................................      306,137        292,936
 Bulgin (A.F.) & Co. P.L.C.............................       36,000          9,441
 Bullough P.L.C........................................      256,000        150,606
 Bulmer (H.P.) Holdings P.L.C..........................       60,500        403,095
 *Burn Stewart Distillers P.L.C........................      142,500         37,371
 *Burnden Leisure P.L.C................................       33,000          3,976
 Burndene Investments P.L.C............................      175,001         84,348
 Burtonwood Brewery P.L.C..............................       38,000         90,769
 Business Post Group P.L.C.............................       25,000         61,666
 *CLS Holdings P.L.C...................................      102,907        273,527
 Cadcentre Group P.L.C.................................       10,000         71,589

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Caffyns P.L.C.........................................        6,000   $     24,666
 *Cairn Energy P.L.C...................................       60,206        166,429
 *Calluna P.L.C........................................       77,140          9,295
 Camellia P.L.C........................................        2,950        125,458
 Cammell Laird Group P.L.C.............................      256,158        130,727
 Cannons Group P.L.C...................................      188,000        309,150
 *Cantab Pharmaceuticals P.L.C.........................       80,000        153,668
 Cape P.L.C............................................      119,518         44,899
 Capital Bars P.L.C....................................       70,000         26,793
 Carbo P.L.C...........................................      240,557         35,806
 Carclo Engineering Group P.L.C........................      100,463        187,277
 *Care UK P.L.C........................................        9,000         32,470
 *Carlisle Holdings, Ltd...............................        8,709         53,705
 Carpetright P.L.C.....................................       95,000        721,842
 Carr's Milling Industries P.L.C.......................       19,000         32,321
 Castings P.L.C........................................       79,000        155,107
 *Cenes Pharmaceuticals P.L.C..........................       18,000         16,586
 Chamberlin & Hill P.L.C...............................       18,000         46,568
 Chapelthorpe P.L.C....................................      497,507        178,080
 Charles Taylor Group P.L.C............................        6,000         31,811
 Chemring Group P.L.C..................................       49,000        210,124
 Chime Communications P.L.C............................       15,063         45,589
 Chloride Group P.L.C..................................      485,500      1,273,253
 Christie Group P.L.C..................................       53,263         50,966
 Chrysalis Group P.L.C.................................      331,680      1,410,569
 Churchill China P.L.C.................................       30,000         64,430
 City Centre Restaurants P.L.C.........................      433,500        319,555
 Clarkson (Horace) P.L.C...............................       44,733         92,901
 *Clinical Computing P.L.C.............................       40,000         16,728
 Clinton Cards P.L.C...................................      124,460        166,731
 *Clubhaus P.L.C.......................................       31,694         19,544
 Clydeport P.L.C.......................................       12,500         41,642
 Colefax & Fowler Group P.L.C..........................       60,000         65,918
 *Communisis P.L.C.....................................      237,134        534,496
 Community Hospitals Group P.L.C.......................       63,833        504,480
 Compel Group P.L.C....................................        5,000          8,328
 *Consolidated Coal P.L.C..............................           92              0
 Coral Products P.L.C..................................       50,000         38,984
 Cornwell Parker P.L.C.................................       78,333         59,409
 *Corporate Services Group P.L.C.......................       82,200         99,630
 Cosalt P.L.C..........................................       30,700         99,009
 Countryside Property P.L.C............................      138,259        264,595
 Countrywide Assured Group P.L.C.......................      101,746        154,332
 Courts P.L.C..........................................      110,722        580,750
 *Cradley Group Holdings P.L.C.........................       80,000         26,651
 Crest Nicholson P.L.C.................................      267,250        579,646
 Creston Land & Estates P.L.C..........................        5,000          5,670
 Croda International P.L.C.............................       40,802        126,093
 Cropper (James) P.L.C.................................       22,000         74,070
 *Culver Holdings P.L.C................................          338            276
 *DBS Management P.L.C.................................        9,000         11,802
 DCS Group P.L.C.......................................       10,000         14,672
 DFS Furniture Co. P.L.C...............................       41,300        226,284
 DTZ Holdings P.L.C....................................       89,500        225,838
 Daejan Holdings P.L.C.................................       23,000        331,754
 Dairy Crest Group P.L.C...............................        5,000         16,090
 *Danka Business Systems P.L.C.........................       15,000          2,552
 Dart Group P.L.C......................................       74,000        324,148
 Davis Service Group P.L.C.............................       10,000         36,999
 Dawson International P.L.C............................      204,384        185,430
 Delancey Estates P.L.C................................       53,758         64,014

                                                            SHARES           VALUE+
                                                            ------           ------

 *Delaney Group P.L.C..................................      270,000   $          0
 Delta P.L.C...........................................      150,000        326,402
 Delyn Group P.L.C. ...................................       22,500         74,956
 Densitron International P.L.C.........................       42,386         94,636
 Derwent Valley Holdings P.L.C.........................       90,000        944,122
 Development Securities P.L.C..........................       50,000        220,437
 Dewhirst Group P.L.C..................................      275,760        211,095
 Dewhurst P.L.C........................................        9,000          9,569
 Dewhurst P.L.C. Class A Non-Voting....................       15,500         13,074
 Diagonal P.L.C........................................       25,200         72,340
 *Dialog Corp. P.L.C...................................      115,000         60,319
 Dicom Group P.L.C.....................................       30,000        146,722
 Diploma P.L.C.........................................       48,000        170,112
 Dixon Motors P.L.C....................................       55,408        127,638
 Domestic & General Group P.L.C........................       10,300        100,384
 Domino Printing Sciences P.L.C........................      335,935      1,083,404
 Domnick Hunter Group P.L.C............................       30,000        155,440
 Dowding & Mills P.L.C.................................      336,440        171,697
 Druck Holdings P.L.C..................................        8,000         22,115
 EBC Group P.L.C.......................................       30,000         32,747
 East Surrey Holdings P.L.C............................       36,800         96,510
 Edinburgh Fund Managers Group P.L.C...................       61,000        597,965
 Eldridge Pope & Co. P.L.C.............................       25,000         66,450
 Eleco Holdings P.L.C..................................      104,685         46,004
 Electronic Data Processing P.L.C......................       55,200         48,907
 Electronics Boutique P.L.C............................      150,000        110,573
 Ellis & Everard P.L.C.................................      191,406        824,865
 Emess P.L.C...........................................      288,250        118,501
 *Energy Technique P.L.C...............................       77,856          8,002
 Ennstone P.L.C........................................      135,323         53,234
 Eurocopy P.L.C........................................      131,000         55,712
 Eurodis Electron P.L.C................................       87,500        164,353
 Euromoney Institutional Investors P.L.C...............       70,000        555,699
 European Colour P.L.C.................................       82,090         68,659
 European Motor Holdings P.L.C.........................      118,325        114,900
 *European Telecom P.L.C...............................        7,000         20,839
 Europower P.L.C.......................................      232,092         21,386
 Expamet International P.L.C...........................      139,749        222,872
 Expro International Group P.L.C.......................       50,000        375,664
 *FII Group P.L.C......................................       41,166         58,940
 Fairey Group P.L.C....................................       11,191         78,529
 Falcon Holdings P.L.C.................................        5,500         16,763
 Fenner P.L.C..........................................      215,276        283,813
 Ferguson International Holdings P.L.C.................       89,105         44,210
 Financial Objects P.L.C...............................        7,000         10,320
 Fine Art Developments P.L.C...........................      108,000        367,442
 First Technology P.L.C................................      117,111        796,879
 *Firth (G.M.) Holdings P.L.C..........................      163,080         41,613
 Firth Rixson P.L.C....................................      416,888        195,024
 Fisher (Albert) Group P.L.C...........................       26,000         33,540
 *Flare Group P.L.C....................................       20,600              0
 Folkes Group P.L.C....................................       28,000         37,113
 Folkes Group P.L.C. Non-Voting........................       65,500         78,461
 *Forminster P.L.C.....................................       43,333         20,579
 Forth Ports P.L.C.....................................      126,000      1,174,411
 *Fortress Holdings P.L.C..............................      120,728         42,786
 *Fortune Oil P.L.C....................................      609,000         23,741
 *Foster (John) & Son P.L.C............................       27,500          4,191

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Freeport Leisure P.L.C................................       12,300   $     93,547
 French Connection Group P.L.C.........................       25,000        276,432
 *Friendly Hotels P.L.C................................       51,533         29,952
 Friends, Ivory & Sime P.L.C...........................       78,125        467,919
 Frogmore Estates P.L.C................................       51,000        437,039
 Fuller, Smith & Turner P.L.C. Series A................       20,000        107,738
 Fulmar P.L.C..........................................      107,500        112,008
 *GEI International P.L.C..............................       90,895          2,899
 Galliford P.L.C.......................................      467,870        162,497
 Games Workshop Group P.L.C............................        8,000         17,295
 Gardner Group P.L.C...................................       26,923         53,432
 Garton Engineering P.L.C..............................       10,248          9,951
 Gaskell P.L.C.........................................       36,000         21,689
 *Gearhouse Group P.L.C................................       25,000          8,506
 Geest P.L.C...........................................       86,082        624,183
 Georgica P.L.C........................................       53,033         69,541
 Gibbs & Dandy P.L.C...................................        4,500         19,488
 *Gioma Restaurants P.L.C..............................      100,000         57,413
 Gleeson (M.J.) Group P.L.C............................       22,471        246,875
 Glenchewton P.L.C.....................................       50,000         57,413
 Glenmorangie P.L.C....................................       20,000        153,810
 *Glotel P.L.C.........................................       11,300         88,504
 Go-Ahead Group P.L.C..................................       20,000        193,644
 Gowrings P.L.C........................................        5,000          6,840
 Grainger Trust, Ltd...................................       22,000        187,903
 Grampian Holdings P.L.C...............................      200,324        186,006
 Grantchester Holdings P.L.C...........................      100,000        269,344
 Greene King P.L.C.....................................       23,039        162,484
 *Greenwich Resources P.L.C............................      219,332         17,878
 Greggs P.L.C..........................................       26,000        872,604
 Guiness Peat Group P.L.C..............................      122,301         77,151
 Haden Maclellan Holdings P.L.C........................      206,224        115,476
 Halma P.L.C...........................................       30,000         49,332
 Halstead (James) Group P.L.C..........................       71,883        201,255
 Hamley's P.L.C........................................       47,500         97,637
 Hampson Industries P.L.C..............................      507,431        255,364
 *Hampton Trust P.L.C..................................      232,050         46,054
 Hanover International P.L.C...........................       11,304         14,502
 Hardys & Hansons P.L.C................................       48,000        167,730
 *Hartstone Group P.L.C................................      640,263         56,727
 Harvey Nash Group.....................................      125,000      1,430,890
 Havelock Europa P.L.C.................................       64,250         33,244
 *Hawtal Whiting Holdings P.L.C........................       22,588          6,084
 Hawtin P.L.C..........................................      196,500         34,123
 Haynes Publishing Group P.L.C.........................       14,703         30,743
 Headlam Group P.L.C...................................      228,861        433,119
 Heath (Samuel) & Sons P.L.C...........................        7,500         22,859
 Helical Bar P.L.C.....................................       35,000        370,880
 *Helphire Group P.L.C.................................      134,600        164,096
 Henlys Group P.L.C....................................        8,303         43,550
 Heywood Williams Group P.L.C..........................       50,400        113,244
 Highbury House Communications P.L.C...................      439,166        379,763
 High-Point P.L.C......................................       57,510         88,456
 Hill & Smith Holdings P.L.C...........................       86,850         73,871
 Hit Entertainment P.L.C...............................       31,848        185,106
 Hitachi Credit (UK) P.L.C.............................       11,412         46,915
 Holidaybreak P.L.C....................................       92,974        371,017
 *Horace Small Apparel P.L.C...........................      137,500        355,729
 *Howard Holdings P.L.C................................       57,730         33,963

                                                            SHARES           VALUE+
                                                            ------           ------

 Hughes (T.J.) P.L.C...................................        5,000   $     22,859
 Hunting P.L.C.........................................      223,174        414,447
 *Huntingdon Life Sciences Group P.L.C.................      234,550         13,300
 *Huntsworth P.L.C.....................................       54,000         24,879
 IAF Group P.L.C.......................................       30,000         20,626
 IMS Group P.L.C.......................................       75,000         82,398
 *ISA International P.L.C..............................       95,214         31,044
 *Imagination Technologies Group P.L.C.................      225,366        824,255
 Incepta Group P.L.C...................................      176,000        299,397
 *Industrial and Commercial Holdings...................        5,000            106
 Intelek P.L.C.........................................       79,904         40,212
 Interx P.L.C..........................................       20,000        238,866
 Isotron P.L.C.........................................       30,500        188,080
 Ite Group P.L.C.......................................      129,545        112,022
 J.& J. Dyson P.L.C....................................       28,500         59,188
 *JKX Oil and Gas P.L.C................................       20,533          4,584
 Jacobs (John I.) P.L.C................................      116,000         53,444
 Jardine Lloyd Thompson Group P.L.C....................      204,105      1,319,387
 Jarvis Hotels P.L.C...................................      300,000        416,774
 Jarvis P.L.C..........................................      300,000        799,526
 Jarvis Porter Group P.L.C.............................       99,894         49,563
 John David Sports P.L.C...............................      114,500        331,123
 Johnson Group Cleaners P.L.C..........................      110,535        361,964
 Johnston Group P.L.C..................................       26,000        151,116
 Joseph (Leopold) Holdings P.L.C.......................       14,000        159,267
 Jourdan (Thomas) P.L.C................................       40,000         28,352
 *Kalamazoo Computer Group P.L.C.......................       56,120         16,309
 Keller Group P.L.C....................................      110,000        226,887
 *Kenwood Appliances P.L.C.............................      100,892         97,972
 Kier Group P.L.C......................................        7,539         28,214
 Kleeneze P.L.C........................................       84,300        244,983
 Kunick P.L.C..........................................      420,000         89,309
 Laing (John) P.L.C....................................      103,977        568,955
 Laird Group P.L.C.....................................        6,000         27,303
 Lambert Howarth Group P.L.C...........................       25,200         58,944
 *Lamont Holdings P.L.C................................       72,231         14,335
 *Laura Ashley Holdings P.L.C..........................      249,150         64,458
 Lavendon Group P.L.C..................................        4,800         34,975
 Leeds Group P.L.C.....................................       86,938         52,378
 *Leeds Sporting P.L.C.................................       66,000         13,566
 Leicester City P.L.C..................................      100,000         76,550
 *Lilleshall P.L.C.....................................       51,564         44,955
 Lincat Group P.L.C....................................        4,000         16,076
 Linton Park P.L.C.....................................       39,000        170,006
 Linx Printing Technologies P.L.C......................       27,000        134,920
 Litho Supplies P.L.C..................................      100,000        108,446
 Locker (Thomas) Holdings P.L.C........................      176,168         38,085
 London Clubs International P.L.C......................      125,000        203,780
 *London Forfeiting Co.................................       12,000          6,634
 London Scottish Bank P.L.C............................      263,000        438,074
 Lookers P.L.C.........................................       53,160         58,027
 *Lorien P.L.C.........................................       60,000         65,918
 Low & Bonar P.L.C.....................................       65,000         88,919
 *Lowe (Robert H.) & Co. P.L.C.........................      251,985         14,289
 Luminar P.L.C.........................................       34,221        315,326
 Lynx Holdings P.L.C...................................      100,000        122,622
 *M.L. Laboratories P.L.C..............................       35,417         64,767
 *MDIS Group P.L.C.....................................      285,600        314,784

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 MFI Furniture Group P.L.C.............................      450,000   $    425,812
 MMT Computing P.L.C...................................        3,000         23,390
 MS International P.L.C................................       71,500         30,408
 MSB International P.L.C...............................       16,000         25,744
 MacDonald Hotels P.L.C................................       15,500         34,607
 MacFarlane Group Clansman P.L.C.......................      228,287        189,317
 Macro 4 P.L.C.........................................       42,500        472,947
 Maiden Group P.L.C....................................       16,800        122,651
 Mallett P.L.C.........................................       24,837         55,102
 Manganese Bronze Holdings P.L.C.......................       32,184         57,030
 Marshalls P.L.C.......................................      225,800        704,207
 Martin International Holdings P.L.C...................      135,800         24,545
 Marylebone Warwick Balfour Group P.L.C................       54,831        176,832
 *Marylebone Warwick Balfour Group P.L.C. Issue 00.....       18,167         58,976
 Matthews (Bernard) P.L.C..............................      223,742        578,847
 Mayflower Corp. P.L.C.................................      403,800        463,666
 McAlpine (Alfred) P.L.C...............................      171,111        514,242
 McBride P.L.C.........................................       10,000         10,774
 McCarthy & Stone P.L.C................................      194,968        699,258
 McKay Securities P.L.C................................       68,500        157,797
 McLeod Russel Holdings P.L.C..........................      149,524        143,077
 *Meconic P.L.C........................................        6,000         12,588
 *Medical Solu.........................................       13,500         23,922
 Meggitt P.L.C.........................................      166,289        551,611
 Mentmore Abbey P.L.C..................................      262,423        704,961
 Menzies (John) P.L.C..................................        5,000         28,352
 *Merant P.L.C.........................................      172,500        189,515
 Merchant Retail Group P.L.C...........................      185,666        157,262
 Merrydown P.L.C.......................................       59,927         25,061
 Metal Bulletin P.L.C..................................       95,500        534,754
 Metalrax Group P.L.C..................................      358,740        312,758
 *Metaltech International P.L.C........................      401,163          4,834
 Mice Group P.L.C......................................       15,909         28,529
 Microgen Holdings P.L.C...............................       88,000        371,128
 Mitie Group P.L.C.....................................      250,000      1,220,908
 Molins P.L.C..........................................       68,000        130,136
 Moorfield Estates P.L.C...............................      333,333        170,112
 Moss Brothers Group P.L.C.............................      163,400         67,174
 Mowlem (John) & Co. P.L.C.............................      309,656        616,751
 Mucklow (A & J) Group P.L.C...........................      175,000        434,140
 *NXT P.L.C............................................       14,754        136,472
 Nestor Healthcare Group P.L.C.........................      180,200      1,207,008
 *Netbenefit P.L.C.....................................        3,000          5,741
 *Network Technology P.L.C.............................       15,000          2,445
 Newcastle United P.L.C................................       48,923         34,330
 Nichols (J.N.) (Vimto) P.L.C..........................       66,550         94,341
 Nightfreight P.L.C....................................      125,000         64,678
 Nord Anglia Education P.L.C...........................        5,000          8,612
 Northamber P.L.C......................................       75,888        127,481
 Northgate P.L.C.......................................      118,200        640,080
 Novara P.L.C..........................................      228,591         81,823
 *OEM P.L.C............................................       12,000          4,678
 Oasis Stores..........................................       13,000         11,979
 Ocean Wilson Holdings, Ltd............................       84,250        102,115
 Ockham Holdings P.L.C.................................      122,000        134,899
 Old English Pub Company P.L.C.........................       65,000         79,705
 *Orbis P.L.C..........................................      142,859        110,372
 Oriental Restaurants P.L.C............................       20,000         41,536
 Osborne & Little P.L.C................................       11,200         75,813

                                                            SHARES           VALUE+
                                                            ------           ------

 *Osprey Communications P.L.C..........................       23,524   $      1,917
 Owen (H.R.) P.L.C.....................................       30,000         48,907
 Oxford Instruments P.L.C..............................       99,838        256,878
 *Oxford Molecular Group P.L.C.........................       41,440         22,029
 *PGA European Tour Courses P.L.C......................       80,000         61,240
 *PPL Therapeutics P.L.C...............................        9,000         23,475
 PSD Group.............................................       43,500        539,574
 *Paladin Resources P.L.C..............................       74,000         35,142
 Paragon Group of Companies P.L.C......................       47,000        132,588
 Parity Group P.L.C....................................      128,750        246,397
 *Park Food Group P.L.C................................      291,600         47,538
 *Partners Holdings P.L.C..............................       40,000          7,655
 Partridge Fine Arts P.L.C.............................       58,000         53,032
 Paterson Zochonis P.L.C...............................       22,000        132,546
 Paterson Zochonis P.L.C. Non-Voting...................       27,000        141,618
 Pendragon P.L.C.......................................       95,750        233,465
 *Peptide Therapeutics Group P.L.C.....................       35,000         44,902
 Perkins Foods P.L.C...................................      280,000        365,174
 Perry Group P.L.C.....................................       47,666         77,369
 Peterhouse Group P.L.C................................       85,427        511,653
 *Pex P.L.C............................................       85,517          1,515
 Photobition Group P.L.C...............................       38,300         72,754
 Photo-Me International P.L.C..........................      120,064        201,690
 *Photo-Scan PLC.......................................       40,777         70,234
 *Phytopharm...........................................       10,600        100,302
 *Pic International Group P.L.C........................       55,000         26,509
 Pifco Holdings P.L.C..................................       32,666         77,102
 Pittards P.L.C........................................       60,985         46,252
 Planit Holdings P.L.C.................................       35,000         57,058
 *Plantation & General Investment P.L.C................       70,623         23,026
 *Plasmon P.L.C........................................      100,000        177,200
 Portmeirion Potteries (Holdings) P.L.C................       22,856         52,651
 Porvair P.L.C.........................................       35,000        195,487
 *Powderject Pharmaceuticals P.L.C.....................       30,400        227,326
 Powell Duffryn P.L.C..................................       17,322        158,016
 Precoat International P.L.C...........................       25,000         33,845
 *Premier Consolidated Oilfields P.L.C.................      152,488         32,965
 Pressac Holdings P.L.C................................      176,166        393,329
 *Princedale Group P.L.C...............................      250,000         37,212
 *Probus Estates P.L.C.................................       83,333          3,839
 *Property Partnerships P.L.C..........................       10,000         11,341
 *Proudfoot P.L.C......................................      236,420        193,549
 *Provalis P.L.C.......................................      104,615         29,660
 Prowting P.L.C........................................      157,630        249,154
 QS Holdings P.L.C.....................................       95,775         31,227
 *QSP Group P.L.C......................................       31,250         19,713
 Quick Group P.L.C.....................................       77,887         70,664
 Quintain Estates & Development P.L.C..................      108,350        257,275
 *Qxl.com P.L.C........................................      130,000         32,250
 RJB Mining P.L.C......................................       16,000         14,063
 *RMS Communications P.L.C.............................       15,000              0
 RPS Group P.L.C.......................................        7,700        101,241
 *Radamec Group P.L.C..................................       35,000         16,125
 Ransom (William) & Son P.L.C..........................       30,000         32,109
 *Recognition Systems Group P.L.C......................       27,200         89,263
 Redrow Group P.L.C....................................       89,800        250,782
 *Redstone Telecom P.L.C...............................       33,046         66,756
 *Reece P.L.C..........................................      283,750          8,045

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Reed Executive P.L.C..................................      116,500   $    365,808
 Reg Vardy P.L.C.......................................      103,597        403,863
 Regent Inns P.L.C.....................................       87,891        168,202
 Reliance Security Group P.L.C.........................        9,000         80,378
 Relyon Group P.L.C....................................       40,777         68,788
 Renishaw P.L.C........................................      146,806      1,435,974
 Renold P.L.C..........................................      144,000        198,010
 Ricardo Group P.L.C...................................       84,709        621,432
 *Richmond Oil & Gas P.L.C.............................      220,000              0
 *Rodime P.L.C.........................................      435,000        137,206
 Rolfe & Nolan P.L.C...................................       24,000        140,342
 Roseby's P.L.C........................................       33,500        174,049
 Rotork P.L.C..........................................      165,099        561,706
 Rowe Evans Investments P.L.C..........................       86,917         83,169
 Roxboro Group P.L.C...................................        5,000         24,631
 Roxspur P.L.C.........................................      167,464         61,723
 *Royal Doulton P.L.C..................................       60,000         60,815
 Royalblue Group P.L.C.................................       11,800        158,077
 Russell (Alexander) P.L.C.............................       47,500         92,924
 Rutland Trust P.L.C...................................      544,800        320,508
 S & U P.L.C...........................................       21,140         98,895
 *SEP Industrial Holdings P.L.C........................      100,000         13,467
 SFI Group P.L.C.......................................       26,500         65,929
 SIG P.L.C.............................................      103,200        293,324
 Safeland P.L.C........................................       25,000         14,530
 Salvesen (Christian) P.L.C............................      100,000        193,502
 Sanderson Bramall Motor Group P.L.C...................       68,166        143,499
 *Save Group P.L.C.....................................      175,080        143,952
 Saville (J.) Gordon Group P.L.C.......................      379,926        420,095
 Savills P.L.C.........................................      104,000        317,713
 Scapa Group P.L.C.....................................       30,000         58,901
 *Scottish Radio Holdings..............................       13,100        223,775
 Secure Trust Group P.L.C..............................       27,118        132,627
 Senior Engineering Group P.L.C........................      122,900        104,534
 Severfield-Rowan P.L.C................................       20,000         57,413
 Shaftesbury P.L.C.....................................      137,500        502,894
 Shanks & McEwan Group P.L.C...........................       92,900        273,267
 *Sherwood Group P.L.C.................................      270,000         35,405
 Sherwood International, Ltd...........................       11,000         53,018
 Shiloh P.L.C..........................................       14,500         32,888
 *ShopRite Group P.L.C.................................      204,780         39,190
 Silentnight Holdings P.L.C............................       84,300        200,766
 Simon Engineering P.L.C...............................      348,089        226,987
 Sinclair (William) Holdings P.L.C.....................       53,000         67,995
 Sindall (William) P.L.C...............................       66,000        252,616
 Singapore Para Rubber Estates P.L.C...................       26,000         53,444
 Singer & Friedlander Group P.L.C......................      355,678      1,343,717
 Sirdar P.L.C..........................................      120,545        117,910
 Skillsgroup P.L.C.....................................      177,250        299,011
 Smart (J.) & Co. (Contractors) P.L.C..................       22,500         91,701
 *Soco International P.L.C.............................        9,000         15,182
 *Solvera P.L.C........................................      173,158         11,660
 South Staff Water Holdings P.L.C......................      108,000        627,713
 Southampton Leisure Holdings P.L.C....................       19,615         11,122
 Southnews P.L.C.......................................        5,000         83,638
 Spirax-Sarco Engineering P.L.C........................       30,100        147,851
 *Sportsworld Media Group P.L.C........................       19,049        137,720
 Spring Group P.L.C....................................      169,495        193,422
 Springwood P.L.C......................................       37,500         82,132

                                                            SHARES           VALUE+
                                                            ------           ------

 St. Modwen Properties P.L.C...........................       50,000   $     76,905
 Stanley (Charles) Group P.L.C.........................       76,800        620,569
 Stanley Leisure Organisation P.L.C....................      221,258        472,051
 Stat-Plus Group P.L.C.................................       58,000         77,699
 *Sterling Publishing Group P.L.C......................       15,000         25,304
 Stirling Group P.L.C..................................      193,011         64,299
 Stoves Group P.L.C....................................       10,000          5,032
 *Stratagem Group P.L.C................................       70,315         17,444
 *Stylo P.L.C..........................................      127,367         45,139
 *Superscape P.L.C.....................................        6,000         19,265
 Swallowfield P.L.C....................................       15,000         18,074
 Swan (John) and Sons P.L.C............................        1,000          5,989
 Swan Hill Group P.L.C.................................      109,500        107,883
 Syltone P.L.C.........................................       50,400         44,654
 *Synstar P.L.C........................................       30,000         26,155
 T & S Stores P.L.C....................................      138,335        656,947
 TGI Group P.L.C.......................................       59,560         46,016
 *Tadpole Technology P.L.C.............................      100,000         73,361
 *Tamaris P.L.C........................................        5,161            238
 *Tandem Group P.L.C...................................      267,838         19,934
 *Tandem Group P.L.C...................................      327,365              0
 *Tay Homes P.L.C......................................       52,629         53,717
 *Teamtalk.com Group P.L.C.............................      375,000        154,164
 Ted Baker P.L.C.......................................       16,500         89,702
 Telemetrix P.L.C......................................      165,708        892,649
 *Telme.com P.L.C......................................      250,000        122,268
 Telspec P.L.C.........................................       25,000         16,657
 Tempus Group P.L.C....................................       10,000         70,526
 Tex Holdings P.L.C....................................       14,000         21,335
 Thorntons P.L.C.......................................      158,000        174,705
 Thorpe (F.W.) P.L.C...................................       24,000         40,317
 Tibbett & Britten Group P.L.C.........................       86,123        711,162
 Tilbury Douglas P.L.C.................................      186,419      1,162,777
 Time Products P.L.C...................................       90,242        155,431
 Tinsley (Eliza) Group P.L.C...........................       19,844         19,973
 Topps Tiles P.L.C.....................................       12,000         48,057
 Tops Estates P.L.C....................................       10,088         21,809
 Torex P.L.C...........................................       50,000        389,840
 *Torotrak P.L.C.......................................       28,989         57,533
 *Tottenham Hotspur P.L.C..............................      150,000        128,647
 Town Centre Securities (New) P.L.C....................      142,137        202,501
 *Towry Law P.L.C......................................        7,000         17,366
 *Trace Computers P.L.C................................       33,552         34,959
 Transport Development Group P.L.C.....................       19,782         50,337
 *Transtec P.L.C.......................................      601,525              0
 Trifast P.L.C.........................................       28,388         93,565
 Ulster Television, Ltd................................      115,602        571,932
 *Ultima Networks P.L.C................................      100,000          8,151
 Ultra Electronics Holdings P.L.C......................        3,480         19,906
 *Union P.L.C..........................................       94,000         29,316
 United Industries P.L.C...............................      109,008         22,407
 *United Overseas Group P.L.C..........................       64,209         16,384
 *Universal Salvage P.L.C..............................        5,000         27,253
 *Vanguard Medica Group P.L.C..........................        8,000         27,048
 Vega Group P.L.C......................................       10,000         59,539
 *Vert (Jacques) P.L.C.................................       45,000         11,483
 Vibroplant P.L.C......................................       83,100         67,736
 Victoria Carpet Holdings P.L.C........................       12,000         20,413
 *Victrex P.L.C........................................        9,195         37,084
 Viglen Technology P.L.C...............................       13,791         14,663
 Vitec Group P.L.C.....................................        4,500         30,684

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Vocalis Group P.L.C..................................        8,000   $     14,743
 Volex Group P.L.C.....................................       58,801      1,500,413
 Vosper Thornycroft Holdings P.L.C.....................       20,000        356,526
 WSP Group P.L.C.......................................       50,000        332,427
 WT Foods P.L.C........................................      145,194         72,039
 Wagon Industrial Holdings P.L.C.......................       80,000        192,794
 Walker Greenbank P.L.C................................      144,462         63,485
 Warner Estate Holdings P.L.C..........................       70,000        274,376
 *Water Hall Group P.L.C...............................       11,772          1,752
 Waterman Partnership Holdings P.L.C...................       45,000         60,921
 Wates City of London Properties P.L.C.................      105,000        206,527
 *Waverly Mining Finance P.L.C.........................       42,500          2,410
 Weir Group P.L.C......................................       76,994        219,385
 Wellington Holdings P.L.C.............................        9,000          9,377
 Wembley P.L.C.........................................        6,053         49,339
 *Wescol Group P.L.C...................................      125,000         24,808
 Westbury P.L.C........................................      202,522        628,738
 Whatman P.L.C.........................................      241,935        908,863
 *Whitecroft P.L.C.....................................      105,000              0
 *Whittard of Chelsea P.L.C............................       30,000         15,735
 *Wiggins Group P.L.C..................................    1,148,266        604,314
 *Wilmington Group P.L.C...............................       17,000         71,454
 Wilshaw P.L.C.........................................      198,409        101,958
 Wilson (Connolly) Holdings P.L.C......................       51,000        119,291
 Wintrust P.L.C........................................       22,500        156,290
 Wolverhampton & Dudley Breweries P.L.C................       93,071        571,289
 Worthington Group P.L.C...............................      102,653         19,645
 Wyevale Garden Centres P.L.C..........................       15,091        107,500
 Wyndeham Press Group P.L.C............................       63,066        217,695
 *YJL P.L.C............................................       35,932          9,805
 Yates Brothers Wine Lodges P.L.C......................        3,075          5,710
 Yorklyde P.L.C........................................       25,555         25,359
 Yorkshire Group P.L.C.................................       82,504         68,420
 Young & Co's Brewery P.L.C............................       10,000         60,248
 Young & Co's Brewery P.L.C. Class A...................        5,234         46,373
 Young (H.) Holdings P.L.C.............................       49,542         43,894
 Yule Catto & Co. P.L.C................................       50,702        111,406

                                                            SHARES           VALUE+
                                                            ------           ------

 *Zetters Group P.L.C..................................       29,000   $     65,160
 Zotefoams P.L.C.......................................       12,000         13,524
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $98,135,453)...................................                 108,300,119
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *British Pound Sterling
   (Cost $117,958).....................................                     101,977
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Evans of Leeds Contingent Units
   (Cost $0)...........................................       80,000              0
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $98,253,411)...................................                 108,402,096
                                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Lason, Inc.
   (Cost $360,724).....................................        6,620          3,386
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.5%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   7.25%, 05/15/04, valued at $599,925) to be
   repurchased at $590,098.
   (Cost $590,000).....................................   $      590        590,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $99,204,135)++.....                $108,995,482
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $99,208,358.

                See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                           SHARES          VALUE+
                                           ------          ------
FRANCE -- (19.3%)
COMMON STOCKS -- (19.3%)
 Agricole de la Crau..............           449    $     26,969
 Apem SA..........................         1,000          76,560
 Assystem SA......................         2,657         112,176
 *Aurea...........................           600           4,178
 Bail-Investissement (Societe
   Immobiliere pour le Commerce &
   l'Industrie)...................         2,367         235,511
 Bains de Mer et du Cercle des
   Etrangers a Monaco.............         4,615         727,139
 Banque Transatlantique...........         3,030         171,444
 Berger Levrault SA...............           476          51,380
 Boiron SA........................         3,800         231,552
 Brioche Pasquier SA..............         2,600         246,699
 Burelle SA.......................         4,030         273,632
 CEGID SA.........................         4,500         315,337
 COM 1 SA.........................           450           7,447
 Caisse Regionale de Credit
   Agricole Mutuel de la Brie.....           262          15,965
 Carbone Lorraine.................        33,245       1,468,687
 Casino Guichard Perrachon........         2,882         276,968
 Cegedim SA.......................         6,400         300,844
 Change de la Bourse SA...........           614          12,550
 Christian Dalloz SA..............         2,022         125,234
 *Cie Francaise des Ferrailles....        10,576         388,509
 Cie Industrielle et Financiere
   d'Ingenierie SA Ingenico.......        56,200       1,523,917
 Compagnie Financiere
   Saint-Honore...................         1,188         113,756
 Concorde Cie d'Assurances Contre
   les Risques de Toute Nature
   SA.............................         2,992       1,224,127
 *Consortium International de
   Diffusion et de Representation
   Sante Cider Sante..............           600          21,153
 Continentale d'Entreprises SA....        20,087         767,620
 Costimex SA......................           700          20,718
 Credit Foncier et Communal
   d'Alsace et de Lorraine........           840         145,732
 Cristalleries de Baccarat........         1,567         166,416
 Damart SA........................        22,900       1,614,684
 Deveaux SA.......................         1,040          72,878
 Didot-Bottin.....................         1,620          74,741
 Docks des Petroles d'Ambes.......           100           7,151
 Docks Lyonnais...................         1,147          21,966
 Dynaction SA.....................        10,660         258,898
 *EMI France SA...................           300               0
 Electricite de Strasbourg........        23,784         704,139
 *Emprunt Conjoint de Banque du
   Batiment et des Travaux Publics
   et de Financiere de Gestion et
   d'Investissement SA............        29,814               0
 Expand SA........................         2,060          98,627
 Explosifs et de Produits
   Chimiques......................           524          81,649
 Fimalac SA.......................       104,100       3,444,415
 Financiere et Immobiliere de
   l'Etang de Berre et de la
   Mediterranee SA................         4,000          12,883
 Fininfo SA.......................         9,760         312,654
 Fives-Lille......................         6,526         511,277

                                           SHARES          VALUE+
                                           ------          ------

 Fonciere Lyonnaise SA............         2,896    $     73,738
 Fonderies Franco Belge...........           492          32,143
 France-Africaine de Recherches
   Petrolieres (Francarep)........         4,250         182,428
 *Fromagerie F. Paul Renard.......           200          20,944
 *GCI (Groupe Chatellier Industrie
   SA)............................         7,258           1,137
 GFI Industries SA................         6,845         172,202
 Gantois Series A.................           647          60,151
 Gascogne SA......................         6,472         461,976
 Gaumont..........................        14,607         627,502
 *Generale de Geophysique SA......        22,068       1,254,420
 Gevelot..........................         3,584         122,985
 Grands Moulins de Strasbourg.....           110          14,842
 Groupe Guillin SA................         1,200          24,130
 Groupe Norbert Dentressangle
   SA.............................         6,320          99,083
 Groupe Zannier SA................         4,100         182,021
 Guitel-Etienne-Mobilor SA........           240          11,929
 Guyenne et Gascogne SA...........        26,000       2,000,749
 Hoteliere Lutetia Concorde.......         2,505         185,350
 *Hotels et Casinos de
   Deauville......................         2,055         271,908
 IMS International Metal Service
   SA.............................        12,630          89,714
 Immobanque.......................         1,098         118,042
 Immobiliere Marseillaise.........           656       1,798,794
 Industrie des Transports.........           600          52,230
 Industrielle et Financiere
   d'Entreprise SA................           300          17,223
 Informatique et Realite SA.......         2,643          54,320
 *Lectra Systemes SA..............        19,192         172,245
 Legris Industries SA.............        29,350       1,066,673
 Locindus (Cie Financiere pour la
   Location d'Immeubles
   Industrials et Commerciaux)....         1,600         158,779
 MRM..............................         1,424          41,043
 Manitou SA.......................        11,092       1,013,832
 Matussiere et Forest SA..........        13,600          82,871
 *Metaleurop SA...................        58,400         297,905
 Montupet SA......................        32,450         654,779
 *Moulinex SA.....................        97,800         423,119
 *NAF NAF SA......................         4,200          49,174
 Nord-Est SA......................         2,707          64,778
 PSB Industries SA................         1,240          77,718
 Parc Asterix SA..................           822          13,810
 Parisienne de Chauffage Urbain...           200          10,968
 *Pier Import Europe SA...........        12,100          68,043
 Plastic Omnium...................        11,036       1,110,546
 Radiall SA.......................         1,340         219,995
 Robertet SA......................           269          56,199
 *Rochette........................        84,470         397,066
 Rougier SA.......................         2,040         110,988
 SAMSE SA.........................         1,100         268,113
 *SDR de Bretagne SA..............           714           7,197
 SILIC (Societe Immobiliere de
   Location pour l'Industrie et le
   Commerce)......................         3,064         431,820
 SOGEPAG (Societe Exploitation de
   Parces et Gauges)..............           379          12,174
 SR Teleperformance...............        90,928       2,857,405
 Sabate SA........................         2,400          70,824

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                           SHARES          VALUE+
                                           ------          ------
 Sabeton..........................        13,500    $    188,027
 Sechilienne......................           220          73,731
 Securidev SA.....................         1,500          12,274
 Selectibanque SA.................         7,100          97,034
 Sidergie SA......................         4,000         217,624
 Signaux et d'Equipements
   Electroniques SA...............        23,983         521,301
 Simco SA.........................        19,695       1,236,113
 Skis Rossignol SA................        41,668         624,964
 Smoby SA.........................           500          11,404
 Societe Financiere Interbail
   SA.............................        17,550         450,678
 Societe Francais des Papiers
   Peints.........................           400          14,624
 Sommer-Allibert SA...............        12,900         626,039
 Sopra SA.........................         6,900         461,894
 Sucriere de
   Pithiviers-le-Vieil............         1,825         476,279
 Taittinger SA....................         2,540       1,381,913
 Touax (Touage Investissement
   SA)............................         8,649         217,586
 *Trouvay et Cauvin SA............         1,500          16,583
 Unilog SA........................         6,320         539,151
 Union Generale du Nord SA........           994          65,069
 Vallourec (Usines a Tubes de
   Lorraine Escaut et Vallourec
   Reunies).......................        31,700       1,534,267
 Vermandoise de Sucreries.........           323         168,983
 *Viel et Cie.....................        42,228         139,685
 Vilmorin et Cie SA...............         2,349         168,696
 Virbac SA........................         1,713         127,494
                                                    ------------
TOTAL COMMON STOCKS
  (Cost $34,895,113)..............                    43,307,620
                                                    ------------
RIGHTS/WARRANTS -- (0.0%)
 *Casino Guichard Perrachon CVG
   6/30/03........................         2,882          24,711
 *Continental d'Enterprises SA
   Warrants 10/31/01..............         2,707           5,891
 *Simco SA CVG 10/31/03...........        19,695         100,638
                                                    ------------
TOTAL RIGHTS/WARRANTS
  (Cost $89,434)..................                       131,240
                                                    ------------
TOTAL -- FRANCE
  (Cost $34,984,547)..............                    43,438,860
                                                    ------------
GERMANY -- (17.6%)
COMMON STOCKS -- (17.6%)
 AGIV AG fuer Industrie &
   Verkehrswesen..................        12,200         122,131
 Aachener Strassenbahn-Und Energie
   Versorguns AG..................         3,220          65,870
 *Agrob AG........................           290          75,733
 *Aigner (Etienne) AG.............           600          80,956
 *Alexanderwerk AG................            60           1,776
 Alsen AG, Hamburg................        16,400         322,641
 *Alte Leipziger Versicherungs AG
   Series C.......................         1,043         458,503
 Amira Verwaltungs AG.............           200          83,568
 Andreae-Noris Zahn AG, Anzag.....        27,200         497,227
 *Anterra Vermoegensverwaltungs
   AG.............................         1,350          89,313
 *Articon Integralis AG...........         2,100         127,963
 *BUS (Berzelius Umwelt Service)
   AG.............................         5,400          43,481
 Baader Wertpapier Handelsbank
   AG.............................         7,900         125,848
 Balcke-Duerr AG..................        32,910         429,721
 Bayerische Handelsbank AG........        25,050         610,566

                                           SHARES          VALUE+
                                           ------          ------

 Beate Uhse AG....................        16,800    $    200,353
 *Berliner Elektro Holding AG.....        11,061         115,061
 Berliner Kindl-Brauerei AG.......           790         137,538
 *Bertrandt AG....................         3,100          24,287
 Bilfinger & Berger Bau AG,
   Mannheim.......................        14,400         151,801
 Biotest AG.......................         8,060         115,417
 Blaue Quellen Mineral und
   Heilbrunnen AG.................           267         103,428
 *Bochum-Gelsenkirchener
   Strassenbahnen AG..............           198          23,268
 Boewe Systec AG..................         3,000          62,676
 *Brau und Brunnen AG.............         4,995          65,874
 *Bremer Woll-Kaemmerei AG........        19,960          46,913
 Brillant AG......................         1,310         108,903
 Buckau (Walther) AG..............         7,800          69,257
 Ceag AG..........................        20,670         316,680
 Cewe Color Holding AG............         1,900          31,590
 *Concordia Bau und Boden AG......        73,288         440,199
 *Concordia Bau und Boden AG
   Issue 99.......................        29,314         176,072
 Data Modul AG....................         2,400          54,110
 *Deutsche Babcock AG,
   Oberhausen.....................         4,190         171,427
 Deutsche Steinzeug Cremer &
   Breuer AG......................        87,200         254,289
 Deutsche Verkehrs-Bank AG........         7,124         607,739
 *Dierig Holding AG...............        10,500         129,791
 *Dis Deutscher Industrie Service
   AG.............................         1,400          42,654
 Doag-Holding AG..................         7,500          20,957
 Duerr Beteiligungs AG............        31,750         635,680
 Dyckerhoff AG....................        12,750         266,372
 Dyckerhoff and Widmann AG........        49,190         175,561
 Erlus Baustoffwerke AG...........           297          68,512
 *Erste Kulmbacher Actien Brauerei
   AG.............................           432               0
 Escada AG........................         2,052         182,377
 Eurobike AG......................         1,700          16,648
 Fag Kugelfischer Georg Schaeffer
   AG.............................        24,300         167,532
 Forst Ebnath AG..................            23          11,123
 Fuchs Petrolub AG Oel & Chemie...         2,231         121,380
 Gilde Brauerei AG................         1,200         340,538
 Goldschmidt (T.H.) AG............        83,200       1,883,058
 *Grammer AG......................         2,200          18,289
 *Gwag Bayerische Wohnungs-
   Aktiengesellschaft AG..........         2,665          64,956
 Hagen Batterie AG................           870          94,666
 Hamborner AG.....................        21,000         415,880
 Hamburger Hochbahn AG
   Series A.......................         1,800          73,644
 *Hasen-Braeu AG..................         1,000          34,820
 *Herlitz AG......................         3,462          24,561
 Holsten-Brauerei AG..............        30,770         577,220
 *Holsten-Brauerie AG, Hamburg....         7,692         112,156
 *Holzmann (Philipp) AG...........         2,200          31,408
 Horten AG........................        33,800         353,073
 *Hucke AG........................         8,300          17,702
 IFA Hotel & Touristik AG.........         7,000          88,355
 Iwka AG..........................        72,613         679,500
 *Ixos Software AG................         6,100          54,162
 Jacobsen (W.) AG, Kiel...........            37          40,260
 K & S Aktiengesellschaft AG......       129,500       1,972,762
 *KSB AG..........................         2,387         176,619
 KWS Kleinwanzlebener Saatzucht
   AG.............................         1,650         940,789

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                           SHARES          VALUE+
                                           ------          ------
 *Kabel New Media AG..............         6,900    $     84,090
 Kampa-Haus AG....................        12,375         107,724
 *Kaufring AG.....................         2,203           9,589
 *Kempinski AG, Berlin............           686         170,489
 Keramag Keramische Werke AG......        13,000         645,038
 *Kloeckner Humboldt-Deutz AG.....        25,650          62,519
 Kloeckner-Werke AG...............       119,000       2,496,496
 Km-Europa Metal AG...............           446          21,159
 *Kolb und Schuele AG.............        10,000           1,741
 Kolbenschmidt Pierburg AG,
   Duesseldorf....................        37,500         376,381
 Kraftuebertragungswerke
   Rheinfelden AG.................         4,684       1,223,221
 Kraftwerk Altwuerttemberg AG.....           125          45,701
 Kromschroeder (G.) AG............        26,520         131,819
 Kupferberg (Christian Adalbert) &
   Cie KG A.A.....................           151          72,952
 *LPKF Laser & Electronics AG.....         2,200          56,495
 Lehnkering AG....................        15,300         167,148
 Leifheit AG......................        12,500         375,402
 Leoni AG.........................        25,000         560,382
 MG Vermoegensverwaltungs AG......         3,364         108,349
 *MLF Holding fuer
   Umwelttechnologie AG...........           165               0
 *MLF Holding fuer
   Umwelttechnologie AG Em 95.....            33               0
 *MVV Energie AG..................        20,200         265,519
 *MWG Biotech AG..................         6,600          43,090
 *Maihak (H.) AG..................           143          13,568
 Main Kraftwerke AG...............         1,172         494,808
 Mannheimer Aktiengesellschaft
   Holding AG.....................        27,580       1,560,539
 Markt und Kuehlhallen AG.........        14,000         205,959
 Maternus-Kliniken AG, Bad
   Oyenhausen.....................         2,400          11,491
 *Maxdata AG......................        11,500          92,099
 *Mensch und Maschine Software
   AG.............................           900          14,494
 *Moenus Textilmaschinen AG.......         5,250          13,253
 *Moksel (A.) AG..................        15,800          24,757
 *Morphosys AG....................         1,100         127,354
 Mueller-Weingarten AG............        11,580         143,645
 *Nemetschek AG...................         3,800          49,618
 Neue Baumwoll-Spinnerei und
   Weberei Hof AG.................        12,170          84,752
 *Niedermayr Papierwarenfabrik
   AG.............................         1,200          13,110
 Norddeutsche Steingutfabrik AG...         5,960          39,949
 Nuernberger Hypothekenbank AG....        32,825         871,508
 *Otto Reichelt AG................        11,950          65,535
 *Pfaff (G.M.) AG.................        80,000          21,588
 Pfleiderer AG....................        17,000         164,263
 Phoenix AG, Hamburg..............        37,500         390,091
 Progress-Werk Oberkirch AG.......         5,000          68,769
 *Puma AG.........................         4,900          61,849
 *RTV Family Entertainment AG.....         9,500          74,427
 *Reichelt (F.) AG................         1,290          68,612
 Reiter Ingolstadt
   Spinnereimaschinen AG..........         1,200          84,623
 Renk AG..........................        19,400         336,064
 Rheinboden Hypothekenbank AG.....        26,500         668,976
 Rheinmetall Berlin AG............        45,000         280,082

                                           SHARES          VALUE+
                                           ------          ------

 Rhoen Klinikum AG................        19,800    $  1,103,093
 *Rothenberger AG.................         2,123          13,860
 Salzgitter AG....................        24,900         173,620
 *Schneider Rundfunkwerke AG......        10,274         339,852
 *Schwarz Pharma AG...............         9,000         213,881
 Sektkellerei Schloss Wachenheim
   AG.............................        15,120         122,406
 *Senator Entertainment AG........         9,800          89,574
 Ser Systeme......................         6,000          80,956
 Sinalco AG.......................           110          58,410
 Sinn AG..........................         2,789         327,755
 Sinner AG, Karlsruhe.............         4,160          43,455
 Sixt AG..........................         6,500          79,159
 Sloman Neptune AG................           700           3,961
 *Stahl (R.) AG...................         2,000          17,758
 Stern-Brauerei Carl Funke AG.....         1,100          41,653
 Stoehr & Co. AG..................        16,000          71,033
 Stollwerck AG....................         1,018         327,881
 *Strabag AG......................         3,332          71,062
 Stuttgarter Hofbraeu AG..........        18,000         250,703
 Sued-Chemie AG...................        29,146       1,040,231
 Sueddeutsche Bodencreditbank AG..        38,582       1,041,150
 *Takkt AG........................        29,100         250,781
 Tarkett AG.......................        12,800          65,183
 *Terrex Handels AG...............         1,250         119,693
 VBH (Vereinigter Baubeschlag-
   Handel) AG.....................         9,415         113,921
 VGT AG...........................           586          41,829
 VK Muehlen AG....................         1,312          53,678
 Varta AG.........................        55,000         688,476
 Vereinigte Deutsche Nickel-Werke
   AG.............................        13,800         216,231
 Vossloh AG.......................        15,900         238,063
 Walter AG........................        13,500         246,903
 Walter Bau AG, Augsburg..........        11,907          41,460
 *Wanderer-Werke AG...............         7,185          87,563
 Westag and Getalit AG, Rheda-
   Wiedenbrueck...................         7,000          62,763
 Wuerttembergische Hypotheken Bank
   AG.............................        20,788         977,177
 Wuerttembergische
   Lebensversicherung AG..........         4,430         123,402
 Wuerttembergische
   Metallwarenfabrik AG...........        30,330         427,715
 Wuerttembergische und Badische
   Versicherungs AG...............         2,240         137,469
 Wuerzburger Hofbraeu AG..........           133          41,679
 ZWL Grundbesitz und Beteiligungs
   AG.............................         1,500          38,519
 *Zanders Feinpapiere AG..........         4,450         242,107
 Zeag Zementwerk Lauffen-
   Elektrizitaetswerk Heilbronn
   AG.............................         2,091         546,062
                                                    ------------
TOTAL COMMON STOCKS
  (Cost $42,302,593)..............                    39,588,398
                                                    ------------
PREFERRED STOCKS -- (0.0%)
 Fuchs Petrolub AG Oel and Chemie
   Non-Voting.....................            55           2,825
 Westag and Getalit AG Rheda-
   Wiedenbrueck...................         2,600          22,633
                                                    ------------
TOTAL PREFERRED STOCKS
  (Cost $43,173)..................                        25,458
                                                    ------------

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                           SHARES          VALUE+
                                           ------          ------
RIGHTS/WARRANTS -- (0.0%)
 *Bremer Woll Kaemmerei Rights
   12/07/00 (Cost $0).............        19,960    $          0
                                                    ------------
TOTAL -- GERMANY
  (Cost $42,345,766)..............                    39,613,856
                                                    ------------
SWITZERLAND -- (13.7%)
COMMON STOCKS -- (13.6%)
 AFG Arbonia Foster Holding AG,
   Arbon..........................           522         278,179
 *Accumulatoren-Fabrik Oerlikon,
   Zuerich........................            30          17,802
 Afipa SA, Vevey..................            20           5,646
 Afipa SA, Vevey Series A.........            80          23,967
 Aletsch AG, Moerel...............            50         110,039
 Axantis Holding AG...............         4,316         783,258
 *BHB Beteiligungs und
   Finanzgesellschaft.............           150           8,642
 BKW FMB Energie AG, Bern.........           660         931,586
 BVZ (Brig Visp Zermatt) Holding
   AG.............................           370          57,981
 Bank Sarasin & Cie Series B,
   Basel..........................           274         847,691
 Banque Cantonale de Geneve.......           840         113,726
 *Banque Cantonale de Geneve Em
   2000...........................           504          68,236
 *Banque Cantonale du Jura........           450          51,332
 Banque Privee Edmond de
   Rothschild SA, Geneve..........           120         770,848
 Basellandschaftliche
   Kantonalbank...................           600         199,453
 Basler Kantonalbank..............         1,000         182,054
 Bobst SA, Prilly.................           100         127,322
 Bobst SA, Prilly (Namen).........            90          55,999
 Bon Appetit Holding AG...........           275         164,612
 Bossard Holding AG, Zug..........           635         254,256
 Bucher Holding AG,
   Niederweningen.................           671         506,802
 CKW (Centralschweizerische
   Kraftwerke), Luzern............           670         532,680
 CKW (Centralschweizerische
   Kraftwerke), Luzern
   (Participating)................         1,500         109,967
 *Calida Holding AG...............           396          63,880
 Canon (Schweiz) AG, Dietlikon....         3,706         150,525
 Carlo Gavazzi Holding AG.........           910         136,310
 Cie Financiere Tradition.........         1,250         164,914
 Coop Bank, Basel.................           941         523,154
 Crossair AG fuer Europaeischen
   Regionalluftverkehr, Basel
   (Genusschen)...................           330          27,995
 Daetwyler Holding AG, Atldorf....           348         495,210
 EGL (Elektrizitaets-Gesellschaft
   Laufenberg) AG, Laufenberg.....         8,390       1,208,411
 Edipresse SA, Lausanne...........           694         255,889
 Eichhof Holding AG...............           188         119,142
 Energie Electrique du Simplon
   SA.............................           350          25,004
 Escor AG, Duedingen..............           744          15,859
 Feldschloesschen-Huerlimann
   Holding AG, Rheinfelden........         1,602         510,388
 Financiere Michelin,
   Granges-Paccot.................           637         212,853
 Forbo Holding AG, Eglisau........         1,100         455,019
 Fuchs Petrolub AG Non-Voting.....         2,001         108,365

                                           SHARES          VALUE+
                                           ------          ------

 Galenica Holding AG, Bern
   Series B.......................           405    $    367,492
 Generale d'Affichage, Geneve.....           290         130,318
 Generali (Switzerland) Holdings,
   Adliswil.......................         1,670         479,136
 Golay-Buchel Holding SA,
   Lausanne.......................            40          60,493
 Gornergrat Monte Rasa-Bahnen
   Zermatt........................            70          46,378
 Gurit-Heberlein AG...............         1,125       1,101,829
 *HPI Holding SA..................         6,000          77,776
 Hero AG..........................         3,040         324,010
 Industrieholding Cham AG, Cham...           864         275,763
 Jelmoli Holding AG, Zuerich......         1,521       2,120,593
 Jelmoli Holding AG, Zuerich
   (Namen)........................         2,835         800,317
 Kardex AG, Zuerich...............         1,039         416,019
 Kardex AG, Zuerich
   (Participating)................           610         242,489
 Kraftwerk Laufenburg,
   Laufenburg.....................         8,265       1,523,722
 Kuehne & Nagel International AG,
   Schindellegi...................           324         186,663
 Lem Holdings AG, Lyss............           270          63,699
 Loeb Holding AG, Bern
   (Participating)................           620          82,869
 *Logitech International SA.......         6,610       1,904,076
 Maag Holding AG, Zuerich.........           922         128,015
 Mikron Holding AG, Biel..........         1,326         626,427
 Moevenpick-Holding, Zuerich......         1,320         555,149
 *Nextrom Holding SA..............           277          48,673
 *Omnium Geneve SA, Geneve........           110              70
 *Orell Fuessli Graphische
   Betriebe AG, Zuerich...........           240         698,257
 Oz Holding, Zuerich..............           440         595,708
 *Parco Industriale e Immobiliare
   SA.............................           600           1,210
 Phoenix Mecano AG, Stein am
   Rhein..........................         2,749       1,740,545
 Sarna Kunststoff Holding AG,
   Sarnen.........................           176         202,287
 Schweizerhall Holding AG,
   Basel..........................           140         184,704
 Schweizerische National
   Versicherungs Gesellschaft.....           396         232,706
 Siegfried AG, Zofingen...........           856         695,354
 Sig Schweizerische Industrie-
   Gesellschaft Holding AG,
   Neuhausen AM Rheinfall.........           320         200,029
 *Sihl Zuercher Papierfabriek an
   der Sihl, Zuerich..............            10           3,197
 Sika Finanz AG, Baar.............           800         200,720
 Sika Finanz AG, Baar (Namen).....           750          35,842
 Sopracenerina....................         2,409         149,890
 UMS Schweizerische Metallwerke
   Holding AG, Bern...............         2,560         187,308
 Unigestion Holding, Geneve.......         2,891         176,550
 Vaudoise Assurances Holding,
   Lausanne.......................            45          84,128
 Villars Holding SA, Fribourg.....           150          23,679
 *Von Moos Holding AG, Luzern.....         7,000          43,151
 *Von Roll Holding AG,
   Gerlafingen....................        32,024         262,908
 WMH Walter Meier Holding AG,
   Staefa.........................            50          55,019
 Zehnder Holding AG...............           193         111,413
 Zellweger Luwa AG, Uster.........           804         470,148
 *Zschokke Holding SA, Geneve.....           230          73,542
 Zueblin Holding AG...............            93             506

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                           SHARES          VALUE+
                                           ------          ------
 Zuercher Ziegeleien Holding,
   Zuerich........................         1,415    $  1,345,096
 Zuger Kantonalbank...............           545         637,390
                                                    ------------
TOTAL COMMON STOCKS
  (Cost $19,684,790)..............                    30,648,259
                                                    ------------
PREFERRED STOCKS -- (0.1%)
 Fuchs Petrolub AG 7.29%
   Non-Voting
   (Cost $266,228)................         2,001         102,312
                                                    ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $14,260).................                        14,632
                                                    ------------
TOTAL -- SWITZERLAND
  (Cost $19,965,278)..............                    30,765,203
                                                    ------------
ITALY -- (10.6%)
COMMON STOCKS -- (10.6%)
 *Ansaldo Trasporti SpA...........       169,533         142,117
 *Auschem SpA (In Liquidation)....        82,000               0
 Banco di Chiavari e della Riviera
   Ligure SpA, Chiavari...........       120,000         392,768
 Bassetti SpA.....................        61,500         299,799
 *Bastogi SpA.....................     1,183,000         256,419
 *Binda SpA.......................     1,299,375               0
 Boero (Bartolomeo) SpA...........         8,925          73,030
 Bonifica dei Terreni Ferraresi e
   per Imprese Agricole Roma......         8,600          78,606
 *Brioschi Finanziaria SpA,
   Milano.........................       175,000          53,927
 Buzzi Unicem SpA.................        24,500         187,892
 CALP (Cristalleria Artistica la
   Piana SpA).....................        48,000         116,995
 CAMFIN (Cam Finanziaria).........        28,700         126,165
 CEMENTIR (Cementarie del Tirreno
   SpA), Roma.....................       480,219         656,305
 *CMI SpA.........................        77,404         102,417
 Caltagirone SpA..................       343,085         775,008
 Cementeria di Augusta SpA........       105,000         141,673
 Cia Assicuratrice Unipol SpA.....       199,333         619,462
 Condotta Acque Potabili SpA,
   Torino.........................        28,000         154,531
 Cucirini SpA.....................        30,000          42,567
 *Dalmine SpA.....................     1,976,700         650,428
 Danieli & C.Officine Meccaniche
   SpA............................        66,500         289,440
 *Dataconsyst C.G.S. SpA, Monza...           220               0
 *Del Favero SpA..................        86,000               0
 *FMC (Fabbrica Milanese
   Condutorri SpA)................        25,000               0
 *Finarte Casa d'Aste SpA
   (Milano).......................        56,266         183,673
 *Finarte Partecipazioni Pro Arte
   SpA............................       162,693         264,128
 *Firs-Italiana de Assicurazioni
   Compagnia di Assicurazioni
   Eriassicurazioni (In
   Liquidation)...................        90,000               0
 *Fochi (Filippo) SpA.............       216,000               0
 *Fornara Societa Finanziaria e di
   Partecipazioni SpA.............       310,000               0
 Gabetti Holding SpA..............        55,000         171,880
 *Gerolimich SpA (In
   Liquidation)...................       297,400               0
 Gewiss SpA.......................       221,700       1,181,093
 *Grassetto SpA...................       279,125               0
 ITALJOLLY (Cia Italiana dei Jolly
   Hotels SpA)....................        34,500         209,925
 Immobiliare Metanopoli SpA.......     1,062,500       2,608,224

                                           SHARES          VALUE+
                                           ------          ------

 Impregilo SpA....................       532,000    $    274,621
 Industria Macchine Automatique
   SpA............................        23,000         147,157
 Industrie Zignago S. Margherita
   SpA............................        52,000         543,190
 Ipi SpA..........................        70,700         288,026
 Linificio and Canapificio
   Nazionale SpA..................        22,000          33,323
 Maffei SpA.......................        52,500          59,503
 *Mandelli SpA....................        41,000               0
 Manifattura Lane Gaetano Marzotto
   & Figli SpA....................       138,000       1,592,904
 Marangoni SpA, Rovereto..........        34,303         110,484
 Merloni Elettrodomestici SpA.....       155,000         658,443
 Milano Assicurazioni SpA.........       264,057         933,234
 Monrif SpA.......................       210,000         329,962
 *Montefibre SpA, Milano..........       275,267         145,928
 *Necchi SpA......................       164,250          79,210
 *Perlier SpA.....................       100,700          26,298
 Pininfarina SpA..................        62,570         937,376
 Poligrafici Editoriale SpA.......       226,000         598,066
 *Premafin Finanziaria SpA Holding
   di Partecipazioni, Roma........       277,152         398,079
 *Premaimm SpA....................       179,000          42,305
 *Ratti SpA.......................        66,768          97,644
 Recordati Industria Chimica E
   Farmaceutica SpA...............        24,000         425,150
 Reno de Medici SpA, Milano.......       100,500         186,343
 *Rodriquez SpA...................        41,250               0
 SAES Getters SpA.................        14,750         308,156
 SAFILO SpA (Sta Azionaria
   Fabbrica Italiana Lavorazione
   Occhiali)......................       175,500       1,471,195
 SAIAG SpA (Industrie Articoli
   Gomma).........................        30,000         130,574
 SISA (Societa Imballaggi Speciali
   Asti SpA)......................        65,000          39,721
 SMI STA Metallurgica Italiana
   SpA............................       565,280         340,515
 SNIA SpA.........................       611,039       1,319,130
 *SOPAF (Societa Partecipazioni
   Finanziarie SpA)...............        85,000          55,198
 *Schiapparelli 1824 SpA,
   Milano.........................        15,000           2,638
 Simint SpA.......................        79,988         344,665
 Sogefi SpA.......................       182,500         418,611
 Stefanel SpA.....................       180,800         237,652
 Terme Demaniali di Acqui SpA.....        39,900          52,099
 *Tripcovich (D.) & Co. SpA
   Navigazione Rimorchi e
   Salvataggi Trieste.............       113,898               0
 *Unione Manifatture SpA (In
   Liquidation)...................       156,000               0
 *Unipar (Unione Nazionale di
   Participazione SpA) (In
   Liquidation)...................       539,000               0
 Vianini Industria SpA............       101,000         141,551
 Vianini Lavori SpA...............       347,600         729,229
 Vittoria Assicurazioni SpA.......        51,500         231,774
 Zucchi (Vincenzo) SpA............        89,000         426,108
                                                    ------------
TOTAL -- ITALY
  (Cost $24,406,206)..............                    23,934,534
                                                    ------------
NETHERLANDS -- (8.1%)
COMMON STOCKS -- (8.1%)
 A.I.R. Holdings NV...............         1,119          27,274
 Aalberts Industries NV...........        25,017         533,542

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                           SHARES          VALUE+
                                           ------          ------
 Accell Group NV..................         4,865    $     38,115
 *Atag Group NV...................         4,630           5,965
 Athlon Groep NV..................        34,250         350,320
 Bam Groep NV.....................         5,921         378,834
 Batenburg Beheer NV..............         1,000          72,251
 Beers NV.........................        16,625         665,712
 *Begemann Groep NV...............        11,909          76,196
 *Begemann Groep NV Series B......        13,451          22,247
 Boskalis Westminster NV..........        47,991       1,148,840
 *Creyf's SA......................        18,064         385,254
 *Creyf's SA Strip VVPR...........        18,064             157
 *Delft Instruments NV............        13,064          90,409
 Econosto NV......................        17,305          94,150
 Eriks Group NV...................         8,000         205,089
 GTI Holding......................        18,535         348,508
 Gamma Holding NV.................        15,705         546,846
 Gemeenschappeljk Bezit Crown van
   Gelder NV......................        12,000         125,351
 Geveke NV........................         8,840         358,596
 Grolsche NV......................        32,100         663,645
 Hollandsche Beton Groep NV.......        58,032         515,270
 Internatio-Mueller NV............        28,645         613,410
 Kas-Associatie NV................        42,888         688,809
 Kempen & Co. NV..................        22,081       1,250,354
 Koninklijke Ahrend NV............        32,911         504,221
 Koninklijke Frans Maas Groep
   NV.............................        12,349         281,644
 *Koninklijke Nedlloyd NV.........        23,472         469,943
 Koninklijke Ten Cate NV..........        10,204         294,900
 Koninklijke Ubbink NV............         1,500          50,924
 MacIntosh NV.....................        15,590         328,419
 NBM-Amstelland NV................        59,684         854,655
 Nagron Nationaal Grondbezit NV...        16,122         375,413
 Nederlandsche Apparatenfabriek...        14,000         221,802
 *Nh Hotels.......................        21,703         245,601
 Polynorm NV......................         3,731         216,630
 Reesink NV.......................         2,050          92,795
 Roto Smeets de Boer NV...........         1,040          30,781
 Rubber Cultuur Maatschappij
   Amsterdam NV...................        40,800          64,284
 Samas-Groep NV, Zaandam..........        24,184         366,306
 Schuitema NV, Amersfoort.........        34,200         559,694
 Schuttersveld NV.................        20,596         294,031
 Smit International NV............        19,643         379,601
 *Textielgroep Twenthe NV.........         1,000          56,582
 Twentsche Kabel Holding NV.......        17,396         519,410
 Unique International NV..........        10,768         229,651
 Van der Mollen Holding NV........        18,481       1,473,628
 Van Dorp Groep NV................         3,327          44,890
 Vredestein NV....................        15,514         100,611
 Wegener Arcade NV ...............        70,830         924,859
                                                    ------------
TOTAL -- NETHERLANDS
  (Cost $10,526,535)..............                    18,186,419
                                                    ------------
SWEDEN -- (6.7%)
COMMON STOCKS -- (6.7%)
 *Active I Malmoe AB Series A.....         4,160          57,244
 *Active I Malmoe AB Series B.....         4,160          53,511
 *Alfaskop AB.....................         1,600           5,057
 Allgon AB Series B...............        65,400         590,180
 Alma Industri & Handel AB
   Series B.......................         5,200         111,481
 Angpannefoereningen AB
   Series B.......................        10,800         129,768

                                           SHARES          VALUE+
                                           ------          ------

 Arkivator AB.....................         3,600    $     78,974
 Avesta Sheffield AB..............        83,700         238,698
 Axfood AB........................        28,200         177,153
 B & N Bylock & Nordsjoefrakt AB
   Series B.......................        41,800          50,017
 *Beiger Electronics AB...........        11,700          76,999
 Beijer AB Series B...............        11,700          67,666
 Bergman & Beving AB Series B.....        12,800         139,122
 *Biacore International AB........         4,650         177,123
 *Biora AB........................         6,200          10,572
 Bong Ljungdahl AB................         6,000          80,769
 Boras Waefveri AB Series B.......         8,600          42,877
 Capona AB........................        19,000         102,307
 Carbo AB.........................        14,400         226,152
 Castellum AB.....................        24,000         251,280
 Catena AB Series A...............        66,700         445,614
 Cloetta AB Series B..............         1,400          17,031
 *Concordia Maritime AB
   Series B.......................        37,300          91,496
 Doro AB..........................         2,900           8,675
 *Elekta AB.......................         9,300          25,966
 Enea Data AB Series B............       220,000         723,927
 Esselte AB Series A..............        40,100         191,930
 Esselte AB Series B..............        34,500         168,567
 Fagerhult AB.....................         2,900          20,097
 *Fagerlid Industrier AB..........         8,600          13,978
 Fastighets AB Tornet.............        14,100         201,054
 *Fastighits AB Celtica...........         5,800          34,122
 Finnveden AB.....................        18,100         166,044
 *Firefly AB......................         8,400           5,863
 *Frontec AB Series B.............        18,200          56,259
 Garphyttan Industrier AB.........        39,000         334,442
 Getinge Industrier AB
   Series B.......................        39,736         443,772
 Geveko AB Series B...............         8,300         130,765
 Gorthon Lines AB Series B........        41,800          62,938
 Graenges AB......................        19,400         266,955
 Gunnebo AB.......................        10,900         115,210
 HL Display AB Series B...........         2,000          16,154
 *Heba Fastighets AB Series B.....         4,300          22,725
 Hexagon AB Series B..............         3,572          44,879
 Hoeganges AB Series B............        19,700         278,941
 *Icon Medialab International
   AB.............................        24,900         109,247
 *Industrifoervaltnings AB
   Skandigen......................        21,400          98,159
 *Information Highway AB..........        12,500          37,393
 *Intelligent Microsystems Data
   AB.............................        22,800          32,738
 *Intentia International AB
   Series B.......................        10,700          67,217
 Jacobson and Widmark AB..........        13,400         164,349
 Karlshamns AB....................        10,000          61,324
 *Klippans Finpappersbruk AB......         5,800           8,964
 Lindex AB........................        16,100         277,735
 Ljungberg Gruppen AB Series B....         1,900          34,671
 Mandator AB......................        11,400          20,007
 *Matteus AB......................        19,800          32,577
 *Medivir Series B................         2,800          54,444
 Modul 1 Data AB..................         6,700          16,368
 Munksjo AB.......................        20,800         123,407
 NCC AB Series B..................        10,300          69,326
 NH Nordiska Holding AB...........        17,000          40,175
 Nibe Industrier AB Series B......         1,100          14,259
 Nobelpharma AB...................        45,460       1,402,969
 Nolato AB Series B...............        30,600         390,561
 OEM International AB Series B....         7,100          92,036

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                           SHARES          VALUE+
                                           ------          ------
 *Ortivus AB......................         5,900    $     20,591
 PEAB AB Series B.................        28,400          80,426
 Pandox Hotelfastigheter AB.......         7,900          73,260
 *Partnertech AB..................         3,800          49,638
 *Perbio Science AB...............        15,000         164,529
 Platzer Bygg AB Series B.........        36,000          37,692
 *Pricer AB Series B..............        65,000          15,361
 Rottneros Bruk AB................       366,600         286,959
 Sardus AB........................         3,000          17,201
 Scandiaconsult AB................        57,200         176,814
 Scandic Hotels AB................        29,400         307,818
 Scribona AB Series A.............        40,100          67,975
 Scribona AB Series B.............        31,700          55,317
 *Segerstroem & Svensson AB.......        15,200         169,754
 *Segerstroem & Svensson AB
   Series B.......................         1,900          20,840
 Semcon AB........................         8,300          82,763
 Sifo Group AB Em 00..............       114,880       1,351,713
 Sigma AB Series B................         7,600         151,566
 Spendrups Bryggeri AB
   Series B.......................        19,900          57,545
 *Stena Line AB Series B..........       128,000          98,917
 Svedala Industri AB..............        60,000         879,481
 Sweco AB Series B................        23,450         150,821
 TV 4 AB Series A.................         5,800         170,611
 *Ticket Travel Group AB..........         4,500          10,276
 Trelleborg AB Series B...........        55,800         400,613
 Wallenstam Byggnads AB
   Series B.......................        16,700         102,412
 Westergyllen AB Series B.........         4,300          59,385
 Wihlborgs Fastigheter AB
   Series B.......................       149,700         203,011
 Wilh Sonesson AB Series A........         4,160          12,444
 Wilh Sonesson AB Series B........         4,160          12,237
                                                    ------------
TOTAL -- SWEDEN
  (Cost $14,528,531)..............                    14,990,250
                                                    ------------
SPAIN -- (6.1%)
COMMON STOCKS -- (6.1%)
 Ahorro Familiar SA...............         6,051         111,510
 *Amper SA........................        56,800         329,793
 Asturiana del Zinc SA............        33,100         258,456
 Azkoyen SA.......................        52,500         279,690
 BAMI SA (Inmobiliara de
   Construcciones y Terrenos).....        28,360          73,321
 Banco de Credito Balear SA.......        35,424         409,817
 Banco de Galicia SA..............        75,500         828,103
 Banco de Valencia SA.............       169,455       1,253,834
 Banco de Vasconia SA.............        89,000         662,404
 Banco Guipuzcoano SA.............        21,194         287,071
 Banco Zaragozano SA..............       187,990       1,426,981
 Bodegas y Bebedas SA.............        39,504         359,012
 CAF (Construcciones y Auxiliar de
   Ferrocarriles SA)..............         7,500         141,347
 *CINSA (Compania de Inversiones
   SA)............................         1,400           4,875
 Campofrio Alimentacion SA........        69,600         742,185
 *El Aguila SA....................        65,332         381,037
 Elecnor SA.......................         6,100         228,331
 Empresa Nacional de Celulosa
   SA.............................         8,200         113,138
 Energia e Industrias Aragonesas
   SA.............................        12,340          45,438
 *Ercros SA.......................        48,518          17,739
 Espanola del Zinc SA.............        29,250          33,610
 *Estacionamientos Urbanos SA.....         4,200               0

                                           SHARES          VALUE+
                                           ------          ------

 *Europistas Concesionaria
   Espanola SA....................       174,940    $    616,753
 *Filo SA.........................        82,733          84,982
 *Grupo Empresarial Ence SA
   Issue..........................         1,640          22,685
 *Grupo Picking Pack SA...........        87,465         273,335
 Hullas del Coto Cortes...........         8,666          66,385
 Iberica de Autopistas SA
   Concesionaria de Estado
   Iberpistas.....................       135,210         794,474
 Inbesos SA.......................         8,050          20,532
 *Indo Internacional SA...........        33,600          93,596
 Inmobiliaria del Sur SA..........         1,380          62,467
 *Inmobiliaria del Sur SA EMOO....           276          12,262
 *Inmobiliaria Urbis SA...........        74,582         273,977
 Koipe SA, San Sebastian..........        16,800         248,614
 *LSB (La Seda de Barcelona SA)
   Series B.......................        25,200          49,796
 Lingotes Especiales SA...........        22,080          72,654
 Marco Iberica Distribucion de
   Ediciones Midesa...............         5,600          74,584
 Nicolas Correa SA................        15,750          38,252
 *Nueva Montana Quijano SA
   Series B.......................        80,500          21,723
 Obrascon Huarte Lain SA..........        53,992         216,669
 Papelera de Navarra SA...........         6,000          78,345
 Pescanova SA.....................        20,315         178,610
 Portland Valderrivas SA..........        18,225         321,262
 Prosegur Cia de Seguridad SA.....         7,000          70,684
 *Radiotronica SA.................        10,575         136,241
 Reno de Medici SpA...............       147,140         253,608
 *Tableros de Fibras SA
   Series B.......................         8,560          43,069
 *Tavex Algodonera SA.............        26,400          51,018
 Uniland Cementera SA.............         5,750         210,225
 Unipapel SA......................        20,968         213,007
 Uralita SA.......................       101,725         525,109
 Vidrala SA, Alava................        47,040         229,310
 Viscofan Industria Navarra de
   Envolturas Celulosicas S.A.....        97,492         458,279
                                                    ------------
TOTAL -- SPAIN
  (Cost $13,419,353)..............                    13,800,199
                                                    ------------
NORWAY -- (3.8%)
COMMON STOCKS -- (3.8%)
 *Agresso Group ASA...............        39,760          77,187
 *Aker Maritim ASA................        44,230         357,770
 Arendals Fosse Kompani ASA.......           100           4,422
 Avantor Financial Corp...........        13,270          68,697
 Awilco ASA Series A..............        50,950          93,965
 Blom ASA.........................         7,970          15,644
 Bonheur ASA......................         9,800         197,649
 *Braathens S.A.F.E. ASA..........        19,320          36,465
 *C. Tybring-Gjedde ASA...........        14,880          24,072
 Choice Hotel Scandinavia ASA.....        27,740          89,754
 *Corrocean ASA...................        15,700          18,118
 *Den Norske Oljeselkapet.........        36,420         100,163
 *Det. Sondenfjelds-Norske
   Dampskibsselskab ASA
   Series A.......................        47,130         165,707
 EDB Elektronisk Data Behandling
   ASA............................        54,917         562,674
 Ekornes ASA......................        28,690         199,580
 Elkem ASA........................         9,850         156,695
 *Exense ASA......................         1,317             888
 Farstad Shipping ASA.............        41,190         164,369

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                           SHARES          VALUE+
                                           ------          ------
 Ganger Rolf ASA..................         5,490    $    109,539
 *Gresvig ASA.....................         4,590          21,039
 Hafslund ASA.....................        58,700         269,062
 *Home Invest ASA.................        27,740          17,652
 Hydralift AS.....................        15,540         110,617
 *Industrifinans Naeringseiendom
   ASA............................         7,582           7,932
 *Infocus Corp....................        10,455         323,617
 *Kenor ASA.......................        39,200          12,599
 Kongsberg Gruppen ASA............        25,800         244,866
 *Kvaerner ASA....................        11,200          84,555
 Kverneland ASA...................         8,800          85,418
 *Leif Hoegh & Co. ASA............        31,175         245,446
 *Merkantildata ASA...............        10,701          43,510
 Moelven Industrier ASA...........        55,578          45,256
 Narvesen Asa.....................         9,100         286,583
 Nera ASA.........................       111,753         527,909
 *Nordic Vlsi.....................         5,000          80,889
 Nordlandsbanken ASA..............         5,830         144,618
 *Ocean Rig ASA...................        40,366         224,207
 Odfjell ASA Series A.............        14,510         199,528
 Olav Thon Eiendomsselskap ASA....         8,320         159,724
 *Petrolia Drilling ASA...........        26,706          25,202
 *Prosafe ASA.....................        23,630         346,600
 Rieber and Son ASA Series A......        23,584         146,255
 Scana Industrier ASA.............        14,880          15,246
 Schibsted ASA....................        28,800         363,416
 *Sensonor ASA....................        23,969          27,402
 Smedvig ASA Series A.............        57,680         435,461
 Spcs-Gruppen ASA.................        48,120          63,316
 Steen and Stroem ASA.............        19,512         215,701
 *Stento Asa......................         1,225          16,779
 *Tandberg ASA....................        35,240         414,275
 *Tandberg Data ASA...............        35,250          55,126
 *Tandberg Television ASA.........        47,030         344,913
 Ugland Nordic Shipping ASA.......         9,250         103,753
 *Unitor ASA......................        15,220          98,490
 Veidekke ASA.....................        15,936          97,967
 *Visual Management Applications
   ASA............................        14,270          72,335
 Wilhelmshaven (Wilhelm), Ltd.
   ASA............................        12,800         110,440
                                                    ------------
TOTAL COMMON STOCKS
  (Cost $8,730,710)...............                     8,531,062
                                                    ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $15,463).................                        15,479
                                                    ------------
TOTAL -- NORWAY
  (Cost $8,746,173)...............                     8,546,541
                                                    ------------
DENMARK -- (3.8%)
COMMON STOCKS -- (3.8%)
 Aalborg Portland Holding A.S.
   Series A.......................         6,050         211,876
 Aalborg Portland Holding A.S.
   Series B.......................         4,350         152,341
 Aarhus Oliefabrik A.S. Aeries
   A..............................         1,600          32,499
 Alm Brand A.S. Series B..........         6,540          83,980
 Amagerbanken A.S.................         1,050          40,449
 Amtssparekassen Fyn A.S..........           968          40,341
 Bang & Olufsen Holding A.S.
   Series B.......................         8,567         368,030

                                           SHARES          VALUE+
                                           ------          ------

 Brodrene Hartmann A.S.
   Series B.......................         2,865    $     40,468
 Carli Gry International A.S......         3,510          58,184
 Christian Hansen Holding A.S.
   Series B.......................         6,720         196,117
 Codan A.S........................         1,600         106,464
 Coloplast A.S. Series B..........         4,374         188,924
 D'Hooge Schouw NV................         2,000          81,715
 DFDS A.S., Copenhagen............         4,000         138,216
 Dalhoff, Larsen & Hornemann A.S.
   Series B.......................           670          17,207
 *Dampskibsselsk et Torm A.S......         1,270          85,247
 Dampskibsselskabet Norden A.S....         1,770          50,623
 *Dansk Data Elektronik A.S.......           280          12,911
 Danske Traelastko................         3,186         293,818
 *East Asiatic Co., Ltd...........        15,633         310,240
 Edb Gruppen A.S..................         1,810          28,524
 Ejendamsselskabet Norden A.S.....         5,627         207,573
 FLS Industries...................        27,500         386,289
 *Fimiston Resources & Technology
   Ltd............................           400           3,829
 Fluegger A.S. Series B...........         1,638          25,814
 Foras Holding A.S. Series A......         7,082          30,093
 Forstaedernes Bank...............         1,250          23,931
 Glunz & Jensen A.S...............         1,470          57,487
 HLJ Industri A.S.................           160          21,495
 Henriksen Og Henriksen Holding
   A.S. Series B..................           770          77,752
 Hoejgaard Holding A.S.
   Series B.......................         1,700          30,562
 *Incentive A.S...................         3,575          62,600
 Jamo A.S.........................         1,000          25,332
 *Junckers (F.) Industrier A.S....           860          11,043
 Jyske Bank A.S...................        10,960         199,591
 *Kjobenhavns Sommer Tivoli
   A.S............................           190          33,935
 *Koebenhavns Lufthavne...........         6,900         547,727
 Korn-Og Foderstof Kompagnet
   A.S............................         8,498         158,724
 Lauritzen (J.) Holding
   Series B.......................         1,763         156,413
 *Midtbank A.S....................         1,820          59,701
 *NTR Holdings A.S................         1,130          12,664
 Naestved Diskontobanken..........           230          18,795
 *Neg Micon A.S...................        11,348         496,772
 *Neurosearch A.S.................         4,650         187,274
 Nordiske Kabel og Traadfabrikker
   Holding A.S....................         2,603         486,184
 Nordvestbank.....................           250          20,587
 Per Aarsleff A.S. Series B.......         1,545          56,362
 Radiometer A.S. Series B.........         5,373         131,717
 Ringkjoebing Landbobank..........           170          37,309
 Rockwool, Ltd....................         3,820          71,349
 Sanistal A.S. Series B...........           936          29,502
 Sas Danmark A.S..................        34,300         300,304
 Satair A.S.......................         1,350          34,671
 Sophus Berendsen A.S.............        14,520         323,747
 Spar Nord Holding................         3,623         140,415
 Sparkasse Regensburg.............        10,590         294,225
 Sydbank A.S......................         1,742          64,667
 TK Development...................         9,745         290,087
 *Topdanmark A.S..................        25,360         479,590
 VT Holdings Shares A.............            44           1,875
 VT Holdings Shares B.............         3,086         129,689

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                           SHARES          VALUE+
                                           ------          ------
 Vest-Wood A.S....................         4,092    $    140,917
 Wessel & Vett Magasin du Nord
   A.S. Series C..................         2,102         115,329
                                                    ------------
TOTAL COMMON STOCKS
  (Cost $8,523,624)...............                     8,522,096
                                                    ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $2,554)..................                         2,637
                                                    ------------
RIGHTS/WARRANTS -- (0.0%)
 *Tivoli Rights 12/15/00
   (Cost $0)......................           190               0
                                                    ------------
TOTAL -- DENMARK
  (Cost $8,526,178)...............                     8,524,733
                                                    ------------
FINLAND -- (3.1%)
COMMON STOCKS -- (3.1%)
 Alandsbanken AB Series B.........         1,700          24,417
 Amer-Yhtymae Oyj Series A........        17,020         408,177
 *Benefon Oy......................         1,900          17,763
 *Eq Holding Oyj..................        51,210           9,361
 *Evox Rifa Group Oyj.............        51,210          12,482
 Finnair Oyj......................        77,910         282,811
 Finnlines Oy.....................        18,280         316,662
 Finvest Oyj......................        51,210           8,024
 Fiskars Oy AB Series A...........         8,550          52,099
 HK Ruokatalo Oy Series A.........        11,400          17,366
 Instrumentarium Oy...............        27,200         544,109
 KCI Konecranes International
   Oyj............................        13,800         341,165
 Kemira Oyj.......................       118,400         554,499
 Kone Corp........................         4,980         305,406
 Kyro Oyj AB Series P.............        36,470         268,262
 Laennen Tehtaat Oy...............         3,930          41,053
 Lasslla and Tikanoja Oyj.........        11,970         197,977
 Lemminkainen Oy..................        13,100         140,833
 *Mandatum Bank P.L.C.
   Series B.......................           892           5,109
 Martela Oy.......................           530           9,689
 Metsaemarkka Oyj Series B........           700           2,498
 Nokian Renkaat Oyj...............         9,700         149,456
 Nordic Aluminium Oy..............         1,900          13,232
 Novo Group Oyj...................        31,600          79,772
 Okobank Class A..................        31,940         380,910
 Olvi Oyj Series A................           410           6,246
 *Oy Stockmann AB Series B........        24,300         258,067
 PK Cables Oyj....................         4,760          53,452
 Partek Oyj.......................        44,870         472,616
 *Polar Real Estate Corp.
   Series K.......................       126,010          25,229
 Ponsse Oyj.......................         4,900          48,199
 *Raisio Group P.L.C. Series V....       118,423         183,494
 Rakentajain Koneuvokrammo Oy.....         1,900          17,284
 *Rocla Oy........................         1,300           6,484
 Santasalo-Jot Oy.................         3,400           7,814
 *Silja Oy AB Series A............        44,020          36,403
 *Stonesoft Corp..................        11,279         154,933
 Talentum Oyj.....................        18,300         113,741
 Tamro Oyj........................       105,620         170,092
 Uponor Oyj Series A..............        32,500         514,899
 Vaisala Oy Series A..............        12,650         319,342
 *Vestcap Oyj Series B............        51,210          20,060

                                           SHARES          VALUE+
                                           ------          ------

 Viking Line AB...................         3,240    $     59,793
 Yit-Yhtymae Oyj..................        26,854         290,100
                                                    ------------
TOTAL -- FINLAND
  (Cost $8,166,156)...............                     6,941,380
                                                    ------------
BELGIUM -- (3.0%)
COMMON STOCKS -- (3.0%)
 *Abfin SA........................         2,560               0
 Afrifina.........................         3,480         289,604
 BMT NV...........................         2,040         153,075
 Banque Nationale de Belgique.....           710         859,093
 Belge des Betons.................           425         139,105
 *Brederode SA....................         2,610          57,141
 CFE (Compagnie Francois
   d'Entreprises).................         2,080         333,337
 CMB (Cie Martime Belge)..........           500          34,820
 Carrieres Unies Porphyre.........            20          16,191
 Chimique et Metallurgique
   Campine, Beerse................           370          25,799
 Cie Auxiliaire des Mines
   Auximines......................           544         281,999
 *Cie Auxiliaire des Mines
   Auximines Strip VVPR...........           136             133
 City Hotels SA...................         1,290          70,184
 Cofinimmo SA.....................         4,763         360,717
 Commerciale de Brasserie SA
   COBRHA.........................           115          34,036
 Creyf's SA.......................        20,168         430,126
 *Creyf's SA Interim Strip VVPR...         8,168              71
 Deceuninck SA....................        63,700         776,309
 Engrais Rosier SA................           655          35,921
 *Finspa..........................           325               0
 Floridienne NV...................         2,033         143,524
 *Franki NV (Cie International des
   Pieux Armes Frankignoul SA)....         5,875               0
 Glaces de Charleroi..............            70         182,743
 Glaverbel SA.....................           400          27,856
 Ibel (Nouvelle)..................         2,655         169,871
 Immobel (Cie Immobiliere de
   Belgique SA)...................        10,600         369,090
 *Intercomfina SA.................        11,000              96
 *Koramic Building Products SA....           700          22,058
 Mecaniver SA, Bruxelles..........           128          55,567
 *Metiers Automatiques Picanol....           403         137,167
 *PCB SA Bruxelles................         5,030          11,494
 *Papeteries de Catala SA.........           315          32,905
 Plantations Nord-Sumatra SA......           650          80,347
 Recticel SA......................         8,450          69,291
 SABCA (Sa Belge de Constructions
   Aeronautiques).................         4,280         111,772
 *SCF VVPR Shares.................         2,470          15,373
 SIPEF (Societe Internationale de
   Plantations & de Finance),
   Anvers.........................         1,545          94,144
 *Sait Radioholland...............         6,088          95,392
 Sapec SA.........................         3,635         156,314
 *Sapec SA VVPR...................            75              33
 Sidro............................         4,040         302,445
 *Sioen Industries................         1,400          26,068
 Spector Photo Group SA...........         3,688          58,911
 Surongo SA.......................            20           4,579
 Telindus Group SA................        17,240         285,590
 *Ter Beke NV.....................         2,212          80,873

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                           SHARES          VALUE+
                                           ------          ------
 UNIBRA...........................         1,600    $    111,423
 Uco Textiles NV..................         2,124         170,102
                                                    ------------
TOTAL -- BELGIUM
  (Cost $7,002,396)...............                     6,712,689
                                                    ------------
AUSTRIA -- (1.9%)
COMMON STOCKS -- (1.9%)
 Allgemeine Sparkasse
   Baugesellschaft................           670          63,864
 Austrian
   Airlines/Oesterreichische
Luftverkehrs-Aktiengesellschaft...        27,880         294,146
 BBAG Oesterreichische Brau-
   Beteiligungs...................         7,084         258,997
 BWT AG...........................        13,530         376,890
 Bank Fuer Kaernten und Steiermark
   AG.............................           520          40,196
 Bau Holding AG...................         4,980         108,377
 Bohler Uddeholm AG...............         9,020         278,977
 Brau Union Goess-Reinighaus AG...         8,200         305,866
 *Ca Immobilien Invest AG.........           670           9,367
 *Die Erste Immobilien AG.........         1,244         164,600
 Flughafen Wien AG................        12,730         444,697
 *Immofinanz Immobilien Anlagen
   AG.............................        61,160         272,054
 Jenbacher AG.....................         7,860          95,789
 *Leipnik-Lundenburger Industrie
   AG.............................           300          13,058
 Lenzing AG.......................         3,013         192,907
 *Manner (Josef) & Co. AG.........           870          15,374
 Mayr-Melnhof Karton AG...........         9,840         387,683
 Oberbank AG......................         3,234         189,040
 Readymix Kies-Union AG...........           500          30,467
 Rhi AG, Wien.....................        16,334         320,631
 Rosenbauer International AG......           850          18,875
 Ubm Realitaetenentwicklung AG....           360          20,996
 Va Technologie AG................         6,807         212,132
 Vogel and Noot Waermetechnik AG..         1,700          13,171
 Wolford AG.......................         4,100          81,196
                                                    ------------
TOTAL -- AUSTRIA
  (Cost $5,054,288)...............                     4,209,350
                                                    ------------
IRELAND -- (1.6%)
COMMON STOCKS -- (1.6%)
 Abbey P.L.C......................        19,319          47,929
 Anglo Irish Bank Corp. P.L.C.....       192,323         465,418
 *Arcon International Resources
   P.L.C..........................       143,750          21,898
 Ardagh P.L.C.....................        13,676          16,072
 Arnotts P.L.C....................         8,811          50,622
 Barlo Group P.L.C................       115,775          85,664
 *Dragon Oil P.L.C................       104,167          30,830
 *Dunloe Ewart P.L.C..............       235,918          90,361
 Fyffes P.L.C.....................       195,858         115,936
 Glanbia P.L.C....................       175,508          67,223

                                           SHARES          VALUE+
                                           ------          ------

 Golden Vale P.L.C................       108,124    $     89,415
 Green Property Co................        75,732         458,175
 Greencore Group P.L.C............       131,110         279,620
 Heiton Holdings P.L.C............        32,420          80,431
 IAWS Group P.L.C.................        59,457         380,415
 IFG Group P.L.C..................        16,604          25,944
 IWP International P.L.C..........        39,611          59,308
 Irish Continental Group P.L.C....        15,838          70,313
 Jurys Hotel Group P.L.C..........        40,376         298,751
 Kingspan Group P.L.C.............       114,417         308,759
 Ryan Hotels P.L.C................        39,647          37,964
 *Tullow Oil P.L.C................       212,968         148,310
 United Drug P.L.C................        17,081         138,281
 Waterford Wedgwood P.L.C.........       220,752         234,440
                                                    ------------
TOTAL -- IRELAND
  (Cost $4,244,272)...............                     3,602,079
                                                    ------------
UNITED STATES -- (0.1%)
COMMON STOCKS -- (0.1%)
 *National Oilwell, Inc.
   (Cost $57,188).................         4,318         137,636
                                                    ------------
RIGHTS/WARRANTS -- (0.0%)
 *National Oilwell, Inc. Warrants
   03/15/01
   (Cost $0)......................           480               0
                                                    ------------
TOTAL -- UNITED STATES
  (Cost $57,188)..................                       137,636
                                                    ------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Euro Currency
   (Cost $113,263)................                       116,386
                                                    ------------

                                         FACE
                                        AMOUNT
                                        ------
                                         (000)
TEMPORARY CASH INVESTMENTS --
  (0.5%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 5.99%, 12/01/2000
   (Collateralized by U.S.
   Treasury Notes 7.25%, 05/15/04,
   valued at $1,112,493) to be
   repurchased at $1,095,182.
   (Cost $1,095,000)..............    $    1,095       1,095,000
                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $203,181,130)++...........                  $224,615,115
                                                    ============

----------------------------------------------------------------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $203,196,155.

                See accompanying Notes to Financial Statements.

                          DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                 JUNE 30, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                  (UNAUDITED)

                                                                                                                       THE
                                                      THE JAPANESE        THE PACIFIC          THE UNITED          CONTINENTAL
                                                         SMALL             RIM SMALL         KINGDOM SMALL            SMALL
                                                        COMPANY             COMPANY             COMPANY              COMPANY
                                                         SERIES             SERIES               SERIES               SERIES
                                                     --------------       -----------       ----------------       ------------
ASSETS:
Investments at Value..........................          $228,833           $133,591             $ 99,989             $219,548
Collateral for Securities Loaned..............            37,797             13,293                   --               27,537
Receivables:
  Cash........................................                19                 --                   15                   16
  Dividends, Interest and Tax Reclaims........             1,382                245                  514                1,346
  Investment Securities Sold..................                --                119                   --                    8
                                                        --------           --------             --------             --------
    Total Assets..............................           268,031            147,248              100,518              248,455
                                                        --------           --------             --------             --------

LIABILITIES:
Payables:
  Collateral on Securities Loaned.............            37,797             13,293                   --               27,537
  Investment Securities Purchased.............                --                 --                  890                4,685
Accrued Expenses and Other Liabilities........                69                 64                   34                   69
                                                        --------           --------             --------             --------
    Total Liabilities.........................            37,866             13,357                  924               32,291
                                                        --------           --------             --------             --------
NET ASSETS....................................          $230,165           $133,891             $ 99,594             $216,164
                                                        ========           ========             ========             ========

SHARES OUTSTANDING $0.01 PAR VALUE
  (Unlimited Number of Shares Authorized).....               N/A                N/A                  N/A                  N/A
                                                        ========           ========             ========             ========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE...................................               N/A                N/A                  N/A                  N/A
                                                        ========           ========             ========             ========

Investments at Cost...........................          $409,558           $203,698             $ 96,702             $208,600
                                                        ========           ========             ========             ========

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                                                                       THE
                                                      THE JAPANESE        THE PACIFIC          THE UNITED          CONTINENTAL
                                                         SMALL             RIM SMALL         KINGDOM SMALL            SMALL
                                                        COMPANY             COMPANY             COMPANY              COMPANY
                                                         SERIES             SERIES               SERIES               SERIES
                                                     --------------       -----------       ----------------       ------------
ASSETS:
Investments at Value..........................          $198,812           $131,436             $108,995             $224,615
Collateral for Securities Loaned..............            31,253              9,342                  100               20,661
Receivables:
  Dividends, Interest, and Tax Reclaims.......               701                304                  275                1,334
  Investment Securities Sold..................                --                211                  623                  944
Prepaid Expenses and Other Assets.............                18                 16                   16                   16
                                                        --------           --------             --------             --------
    Total Assets..............................           230,784            141,309              110,009              247,570
                                                        --------           --------             --------             --------

LIABILITIES:
Payables:
  Collateral on Securities Loaned.............            31,253              9,342                  100               20,661
  Investment Securities Purchased.............             3,327                  7                   --                    2
  Fund Shares Redeemed........................                18                 10                   69                  114
Accrued Expenses and Other Liabilities........                68                 62                   34                   69
                                                        --------           --------             --------             --------
    Total Liabilities.........................            34,666              9,421                  203               20,846
                                                        --------           --------             --------             --------
NET ASSETS....................................          $196,118           $131,888             $109,806             $226,724
                                                        ========           ========             ========             ========
SHARES OUTSTANDING $0.01 PAR VALUE............               N/A                N/A                  N/A                  N/A
                                                        ========           ========             ========             ========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE...................................               N/A                N/A                  N/A                  N/A
                                                        ========           ========             ========             ========
Investments at Cost...........................          $390,001           $207,652             $ 99,204             $203,181
                                                        ========           ========             ========             ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000

                             (AMOUNTS IN THOUSANDS)

                                                                                                 THE
                                                                                               UNITED
                                                           THE                                 KINGDOM             THE
                                                        JAPANESE         THE PACIFIC RIM        SMALL          CONTINENTAL
                                                      SMALL COMPANY       SMALL COMPANY        COMPANY        SMALL COMPANY
                                                         SERIES               SERIES           SERIES            SERIES
                                                    -----------------    ----------------    -----------    -----------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $422, $164, $432 and $623, respectively)......      $  2,392             $  6,672         $  4,039          $  6,152
  Interest........................................           272                  208              135               269
  Income from Securities Lending..................           564                  214                4               212
                                                        --------             --------         --------          --------
      Total Investment Income.....................         3,228                7,094            4,178             6,633
                                                        --------             --------         --------          --------

EXPENSES
  Investment Advisory Services....................           196                  162              126               252
  Accounting & Transfer Agent Fees................           240                  199              155               310
  Custodian Fees..................................            68                   80               28               105
  Legal Fees......................................             2                    2                2                 3
  Audit Fees......................................             2                    2                2                 3
  Shareholders' Reports...........................             5                    4                4                 7
  Trustees' Fees and Expenses.....................             2                    2                1                 3
  Other...........................................            11                   10                7                14
                                                        --------             --------         --------          --------
      Total Expenses..............................           526                  461              325               697
                                                        --------             --------         --------          --------
  NET INVESTMENT INCOME...........................         2,702                6,633            3,853             5,936
                                                        --------             --------         --------          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  Net Realized Gain on Investment Securities
    Sold..........................................            75               14,211            4,590            13,048
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................           (23)                 (73)            (116)               71
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....       (21,858)             (44,272)         (14,675)          (11,756)
    Translation of Foreign Currency Denominated
      Amounts.....................................           (41)                   3                3               (81)
                                                        --------             --------         --------          --------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................       (21,847)             (30,131)         (10,198)            1,282
                                                        --------             --------         --------          --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................      $(19,145)            $(23,498)        $ (6,345)         $  7,218
                                                        ========             ========         ========          ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (Amounts in thousands)

                                                                       THE                     THE
                                                                    JAPANESE               PACIFIC RIM
                                                                      SMALL                   SMALL
                                                                 COMPANY SERIES          COMPANY SERIES
                                                              ---------------------   ---------------------
                                                                YEAR        YEAR        YEAR        YEAR
                                                               ENDED       ENDED       ENDED       ENDED
                                                              NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                                                2000        1999        2000        1999
                                                              --------    --------    --------    --------

INCREASE (DECREASE) IN NET ASSETS

Operations:
  Net Investment Income.....................................  $  2,702    $  2,212    $  6,633    $  4,774
  Net Realized Gain (Loss) on Investment Securities Sold....        75      (3,116)     14,211     (11,610)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions............................................       (23)        143         (73)      2,522
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............   (21,858)     42,419     (44,272)     75,981
    Translation of Foreign Currency Denominated Amounts.....       (41)        (39)          3           4
                                                              --------    --------    --------    --------
  Net Increase (Decrease) in Net Assets Resulting from
    Operations..............................................   (19,145)     41,619     (23,498)     71,671
                                                              --------    --------    --------    --------

Transactions in Interest:
  Contributions.............................................    51,610      25,283       4,600      13,505
  Withdrawals...............................................   (39,023)    (54,230)    (32,973)    (41,298)
                                                              --------    --------    --------    --------
  Net Increase (Decrease) from Transactions in Interest.....    12,587     (28,947)    (28,373)    (27,793)
                                                              --------    --------    --------    --------
    Total Increase (Decrease)...............................    (6,558)     12,672     (51,871)     43,878

NET ASSETS
  Beginning of Period.......................................   202,676     190,004     183,759     139,881
                                                              --------    --------    --------    --------
  End of Period.............................................  $196,118    $202,676    $131,888    $183,759
                                                              ========    ========    ========    ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                               THE UNITED KINGDOM     THE CONTINENTAL SMALL
                                                                      SMALL
                                                                 COMPANY SERIES          COMPANY SERIES
                                                              ---------------------   ---------------------
                                                                YEAR        YEAR        YEAR        YEAR
                                                               ENDED       ENDED       ENDED       ENDED
                                                              NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                                                2000        1999        2000        1999
                                                              --------    --------    --------    --------

INCREASE (DECREASE) IN NET ASSETS

Operations:
  Net Investment Income.....................................  $  3,853    $  4,809    $  5,936    $  5,173
  Net Realized Gain on Investment Securities Sold...........     4,590      10,395      13,048      26,397
  Net Realized Gain (Loss) on Foreign Currency
    Transactions............................................      (116)        (47)         71        (286)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............   (14,675)     27,562     (11,756)    (49,186)
    Translation of Foreign Currency Denominated Amounts.....         3          (8)        (81)        (77)
                                                              --------    --------    --------    --------
  Net Increase (Decrease) in Net Assets Resulting from
    Operations..............................................    (6,345)     42,711       7,218     (17,979)
                                                              --------    --------    --------    --------

Transactions in Interest:
  Contributions.............................................    10,117      20,680      27,028      53,967
  Withdrawals...............................................   (26,093)    (58,750)    (59,890)    (88,022)
                                                              --------    --------    --------    --------
  Net Decrease from Transactions in Interest................   (15,976)    (38,070)    (32,862)    (34,055)
                                                              --------    --------    --------    --------
    Total Increase (Decrease)...............................   (22,321)      4,641     (25,644)    (52,034)

NET ASSETS
  Beginning of Period.......................................   132,127     127,486     252,368     304,402
                                                              --------    --------    --------    --------
  End of Period.............................................  $109,806    $132,127    $226,724    $252,368
                                                              ========    ========    ========    ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   THE JAPANESE SMALL COMPANY SERIES
                                 ---------------------------------------------------------------------
                                   YEAR           YEAR           YEAR           YEAR          AUG. 9
                                   ENDED          ENDED          ENDED          ENDED           TO
                                 NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                   2000           1999           1998           1997           1996
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period.......................       N/A+           N/A+           N/A+           N/A+           N/A+
                                 --------       --------       --------       --------       --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income........        --             --             --             --             --
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                        --             --             --             --             --
                                 --------       --------       --------       --------       --------
    Total from Investment
      Operations...............        --             --             --             --             --
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income........        --             --             --             --             --
  Net Realized Gains...........        --             --             --             --             --
                                 --------       --------       --------       --------       --------
    Total Distributions........        --             --             --             --             --
------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period.......................       N/A+           N/A+           N/A+           N/A+           N/A+
======================================================================================================
Total Return...................       N/A+           N/A+           N/A+           N/A+           N/A+
------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)..................  $196,118       $202,676       $190,004       $175,342       $329,682
Ratio of Expenses to Average
  Net Assets...................      0.27%          0.28%          0.28%          0.29%          0.29%*
Ratio of Net Investment Income
  to Average Net Assets........      1.38%          1.10%          1.29%          0.93%          0.76%*
Portfolio Turnover Rate........         6%             6%             8%            13%             2%*
------------------------------------------------------------------------------------------------------

                                                 THE PACIFIC RIM SMALL COMPANY SERIES
                                 ---------------------------------------------------------------------
                                   YEAR           YEAR           YEAR           YEAR          AUG. 9
                                   ENDED          ENDED          ENDED          ENDED           TO
                                 NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                   2000           1999           1998           1997           1996
-------------------------------  ---------------------------------------------------------------------
Net Asset Value, Beginning of
  Period.......................       N/A+           N/A+           N/A+           N/A+           N/A+
                                 --------       --------       --------       --------       --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income........        --             --             --             --             --
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)                        --             --             --             --             --
                                 --------       --------       --------       --------       --------
    Total from Investment
      Operations...............        --             --             --             --             --
-------------------------------  ---------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income........        --             --             --             --             --
  Net Realized Gains...........        --             --             --             --             --
                                 --------       --------       --------       --------       --------
    Total Distributions........        --             --             --             --             --
-------------------------------  ---------------------------------------------------------------------
Net Asset Value, End of
  Period.......................       N/A+           N/A+           N/A+           N/A+           N/A+
===============================  =====================================================================
Total Return...................       N/A+           N/A+           N/A+           N/A+           N/A+
-------------------------------  ---------------------------------------------------------------------
Net Assets, End of Period
  (thousands)..................  $131,888       $183,759       $139,881       $147,795       $231,481
Ratio of Expenses to Average
  Net Assets...................      0.29%          0.48%          0.38%          0.40%          0.45%*
Ratio of Net Investment Income
  to Average Net Assets........      4.10%          2.95%          4.01%          2.45%          2.50%*
Portfolio Turnover Rate........         7%            34%            26%            24%             8%*
-------------------------------  ---------------------------------------------------------------------

*         Annualized
N/A+      Not applicable as The Japanese Small Company Series and The
          Pacific Rim Small Company Series are organized as partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                THE UNITED KINGDOM SMALL COMPANY SERIES
                                 ---------------------------------------------------------------------
                                   YEAR           YEAR           YEAR           YEAR          AUG. 9
                                   ENDED          ENDED          ENDED          ENDED           TO
                                 NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                   2000           1999           1998           1997           1996
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period.......................       N/A+           N/A+           N/A+           N/A+           N/A+
                                 --------       --------       --------       --------       --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income........        --             --             --             --             --
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)................        --             --             --             --             --
                                 --------       --------       --------       --------       --------
    Total from Investment
      Operations...............        --             --             --             --             --
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income........        --             --             --             --             --
  Net Realized Gains...........        --             --             --             --             --
                                 --------       --------       --------       --------       --------
    Total Distributions........        --             --             --             --             --
------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period.......................       N/A+           N/A+           N/A+           N/A+           N/A+
======================================================================================================
Total Return...................       N/A+           N/A+           N/A+           N/A+           N/A+
------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)..................  $109,806       $132,127       $127,485       $171,851       $182,625
Ratio of Expenses to Average
  Net Assets...................      0.26%          0.26%          0.26%          0.25%          0.29%*
Ratio of Net Investment Income
  to Average Net Assets........      3.06%          3.55%          3.66%          2.86%          2.94%*
Portfolio Turnover Rate........        11%             5%            11%             4%             5%*
------------------------------------------------------------------------------------------------------

                                                 THE CONTINENTAL SMALL COMPANY SERIES
                                 ---------------------------------------------------------------------
                                   YEAR           YEAR           YEAR           YEAR          AUG. 9
                                   ENDED          ENDED          ENDED          ENDED           TO
                                 NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                   2000           1999           1998           1997           1996
-------------------------------  ---------------------------------------------------------------------
Net Asset Value, Beginning of
  Period.......................       N/A+           N/A+           N/A+           N/A+           N/A+
                                 --------       --------       --------       --------       --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income........        --             --             --             --             --
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)................        --             --             --             --             --
                                 --------       --------       --------       --------       --------
    Total from Investment
      Operations...............        --             --             --             --             --
-------------------------------  ---------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income........        --             --             --             --             --
  Net Realized Gains...........        --             --             --             --             --
                                 --------       --------       --------       --------       --------
    Total Distributions........        --             --             --             --             --
-------------------------------  ---------------------------------------------------------------------
Net Asset Value, End of
  Period.......................       N/A+           N/A+           N/A+           N/A+           N/A+
===============================  =====================================================================
Total Return...................       N/A+           N/A+           N/A+           N/A+           N/A+
-------------------------------  ---------------------------------------------------------------------
Net Assets, End of Period
  (thousands)..................  $226,724       $252,368       $304,402       $323,610       $335,882
Ratio of Expenses to Average
  Net Assets...................      0.28%          0.27%          0.27%          0.29%          0.31%*
Ratio of Net Investment Income
  to Average Net Assets........      2.36%          1.92%          1.76%          1.84%          0.27%*
Portfolio Turnover Rate........         9%            11%             1%             3%             7%*
-------------------------------  ---------------------------------------------------------------------

*         Annualized
N/A+ Not applicable as The United Kingdom Small Company Series and The Continental Small Company Series are organized as partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                               NOVEMBER 30, 2000

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 2000, the Trust consisted of twenty-four investment portfolios, of which four are included in this report (collectively, the "Portfolios"):

The Japanese Small Company Series
The Pacific Rim Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATION: Securities, other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolios and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: The Portfolios are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or losses of these Portfolios will be deemed to have been "passed through" to their Feeder Funds.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

    The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Trust. For the year ended November 30, 2000, the Portfolios' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates:

The Japanese Small Company Series...........................       .10 of 1%
The Pacific Rim Small Company Series........................       .10 of 1%
The United Kingdom Small Company Series.....................       .10 of 1%
The Continental Small Company Series........................       .10 of 1%

    Certain officers of the Portfolios are also officers, directors and shareholders of the Advisor.

D. PURCHASE AND SALES OF SECURITIES:

    For the year ended November 30, 2000, the Portfolios made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

                                                                  OTHER INVESTMENT
                                                                     SECURITIES
                                                                --------------------
                                                                PURCHASES    SALES
                                                                ---------   --------
The Japanese Small Company Series...........................     $22,513    $ 9,338
The Pacific Rim Small Company Series........................      10,450     28,840
The United Kingdom Small Company Series.....................      12,878     23,615
The Continental Small Company Series........................      22,476     47,435

E. INVESTMENT TRANSACTIONS:

    At November 30, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies for each Portfolio were as follows (amounts in thousands):

                                                             GROSS UNREALIZED   GROSS UNREALIZED
                                                               APPRECIATION       DEPRECIATION        NET
                                                             ----------------   ----------------   ----------
The Japanese Small Company Series..........................       $12,201           $(206,285)     $(194,084)
The Pacific Rim Small Company Series.......................        12,679             (89,474)       (76,795)
The United Kingdom Small Company Series....................        40,553             (30,766)         9,787
The Continental Small Company Series.......................        88,148             (66,729)        21,419

F. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolios' Investment Objectives and Policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2000.

    2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

G. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolios during the year ended November 30, 2000.

    The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. In addition, the line of credit provides the Portfolios together with other DFA-advised portfolios an additional aggregate $100 million borrowing capacity under the same terms and conditions. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2001. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2000.

H. SECURITIES LENDING:

    Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2000 was reinvested into overnight repurchase agreements with Fuji Securities which were collateralized by U.S. Government Treasury Securities. The market value of securities on loan to brokers, the related collateral cash received by each Portfolio and value of collateral on overnight repurchase agreements at November 30, 2000, was as follows:

                                                                           VALUE OF
                                                    MARKET VALUE OF     COLLATERAL AND       COLLATERAL ON
                                                   SECURITIES ON LOAN   IDEMNIFICATION   REPURCHASE AGREEMENTS
                                                   ------------------   --------------   ---------------------
The Japanese Small Company Series................     $29,132,785         $31,252,819         $33,100,441
The Pacific Rim Small Company Series.............       7,070,851           9,341,971           8,911,511
The United Kingdom Small Company Series..........          73,361             100,000             103,623
The Continental Small Company Series.............      19,710,861          20,661,148          21,262,896

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIOS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series and The Continental Small Company Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Portfolios") at November 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodians, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Fort Lauderdale, Florida
January 12, 2001

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